UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Mutual Funds (51.2%)	Value
Equity Mutual Funds (48.1%)
3,498,692	Thrivent Partner Small Cap Growth Portfolio[a]	$48,704,596
668,275	Thrivent Partner Small Cap Value Portfolio	13,625,597
1,708,411	Thrivent Small Cap Stock Portfolio[a]	22,641,908
1,561,519	Thrivent Partner Mid Cap Value Portfolio	22,008,823
2,495,827	Thrivent Mid Cap Stock Portfolio	31,907,149
3,091,020	Thrivent Partner Worldwide Allocation Portfolio	25,712,650
6,481,456	Thrivent Partner International Stock Portfolio	67,257,420
2,683,031	Thrivent Large Cap Value Portfolio	31,194,523
3,058,684	Thrivent Large Cap Stock Portfolio	28,009,900
530,968	Thrivent Equity Income Plus Portfolio	5,161,592

	Total	296,224,158

Fixed Income Mutual Funds (3.1%)
1,402,564	Thrivent High Yield Portfolio	6,788,832
799,976	Thrivent Income Portfolio	8,235,038
428,637	Thrivent Limited Maturity Bond Portfolio	4,200,000

	Total	19,223,870

	Total Mutual Funds (cost $342,836,843)	315,448,028

Shares	Common Stock (38.3%)	Value
Consumer Discretionary (5.1%)
9,742	Abercrombie & Fitch Company	483,301
13,456	Amazon.com, Inc.[a]	2,724,975
3,063	Autoliv, Inc.	205,374
28,800	Big Lots, Inc.[a]	1,238,976
17,700	BJ’s Restaurants, Inc.[a]	891,195
10,285	Buffalo Wild Wings, Inc.[a]	932,747
5,460	CBS Corporation	185,149
5,000	Charter Communications, Inc.[a]	317,250
7,788	Children’s Place Retail Stores, Inc.[a]	402,406
13,500	Coach, Inc.	1,043,280
57,098	Comcast Corporation	1,713,511
7,050	Darden Restaurants, Inc.	360,678
5,549	Delphi Automotive plc[a]	175,348
39,282	Discovery Communications, Inc.[a]	1,987,669
1,600	DISH Network Corporation	52,688
15,010	Dollar Tree, Inc.[a]	1,418,295
39,065	Foot Locker, Inc.	1,212,968
16,800	Gannett Company, Inc.	257,544
8,708	Gentex Corporation	213,346
11,540	GNC Holdings, Inc.	402,631
3,810	Harley-Davidson, Inc.	186,995
21,500	Home Depot, Inc.	1,081,665
3,400	J.C. Penney Company, Inc.	120,462
43,660	Las Vegas Sands Corporation	2,513,506
19,388	Life Time Fitness, Inc.[a]	980,451
14,919	Limited Brands, Inc.	716,112
10,410	Lowe’s Companies, Inc.	326,666
3,606	Macy’s, Inc.	143,266
19,400	Mattel, Inc.	653,004
2,900	McDonald’s Corporation	284,490

Shares	Common Stock (38.3%)	Value
Consumer Discretionary (5.1%) - continued
24,500	Meredith Corporation	$795,270
28,190	News Corporation	563,236
9,950	Omnicom Group, Inc.	503,968
8,268	O’Reilly Automotive, Inc.[a]	755,282
1,782	Panera Bread Company[a]	286,759
5,100	Penn National Gaming, Inc.[a]	219,198
14,392	PetSmart, Inc.	823,510
68,568	Pier 1 Imports, Inc.[a]	1,246,566
600	Priceline.com, Inc.[a]	430,500
4,410	Time Warner Cable, Inc.	359,415
7,600	Toll Brothers, Inc.[a]	182,324
8,073	Tractor Supply Company	731,091
2,526	VF Corporation	368,746
7,600	Warnaco Group, Inc.[a]	443,840
10,355	Williams-Sonoma, Inc.	388,105
12,536	WMS Industries, Inc.[a]	297,479

	Total	31,621,237

Consumer Staples (2.7%)
42,553	Altria Group, Inc.	1,313,611
25,030	Anheuser-Busch InBev NV ADR	1,820,182
28,940	Archer-Daniels-Midland Company	916,240
13,117	British American Tobacco plc ADR	1,327,703
6,900	Bunge, Ltd.	472,236
6,439	Clorox Company	442,681
17,646	Coca-Cola Company	1,305,981
5,500	Colgate-Palmolive Company	537,790
39,272	Corn Products International, Inc.	2,264,031
7,090	CVS Caremark Corporation	317,632
5,790	Diageo plc ADR	558,735
19,960	Kraft Foods, Inc.	758,680
17,476	Philip Morris International, Inc.	1,548,548
4,926	TreeHouse Foods, Inc.[a]	293,097
25,854	Wal-Mart Stores, Inc.	1,582,265
12,057	Whole Foods Market, Inc.	1,003,142

	Total	16,462,554

Energy (5.2%)
56,791	Alpha Natural Resources, Inc.[a]	863,791
22,861	Apache Corporation	2,296,159
88,524	Arch Coal, Inc.	948,092
7,600	Baker Hughes, Inc.	318,744
17,010	BP plc ADR	765,450
21,100	Cameron International Corporation[a]	1,114,713
11,360	Chevron Corporation	1,218,246
7,398	Concho Resources, Inc.[a]	755,188
11,800	ConocoPhillips	896,918
6,900	Dril-Quip, Inc.[a]	448,638
49,689	ENSCO International plc ADR	2,630,039
18,823	EOG Resources, Inc.	2,091,235
14,500	Exxon Mobil Corporation	1,257,585
44,333	Helix Energy Solutions Group, Inc.[a]	789,127
28,000	Nabors Industries, Ltd.[a]	489,720
4,664	National Oilwell Varco, Inc.	370,648
13,800	Newfield Exploration Company[a]	478,584
11,600	Occidental Petroleum Corporation	1,104,668
16,568	Oil States International, Inc.[a]	1,293,298
112,023	Patriot Coal Corporation[a]	699,023

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (38.3%)	Value
Energy (5.2%) - continued
67,410	Peabody Energy Corporation	$1,952,194
16,800	Petroleo Brasileiro SA ADR	446,208
69,075	Petroleum Geo-Services ASA[a]	1,011,518
15,500	Plains Exploration & Production Company[a]	661,075
4,200	SM Energy Company	297,234
7,000	Southwestern Energy Company[a]	214,200
40,262	Swift Energy Company[a]	1,168,806
13,800	Ultra Petroleum Corporation[a]	312,294
65,890	Valero Energy Corporation	1,697,985
216,908	Weatherford International, Ltd.[a]	3,273,142
3,322	Whiting Petroleum Corporation[a]	180,385
3,760	WPX Energy, Inc.[a]	67,718

	Total	32,112,625

Financials (5.3%)
2,980	ACE, Ltd.	218,136
15,441	Affiliated Managers Group, Inc.[a]	1,726,458
3,100	Allied World Assurance Company Holdings AG	212,877
9,400	American Campus Communities, Inc.	420,368
24,600	Ameriprise Financial, Inc.	1,405,398
17,100	Apartment Investment & Management Company	451,611
7,200	Aspen Insurance Holdings, Ltd.	201,168
21,910	Bank of America Corporation	209,679
4,405	Boston Properties, Inc.	462,481
3,900	Capital One Financial Corporation	217,386
14,200	CBL & Associates Properties, Inc.	268,664
21,450	Charles Schwab Corporation	308,237
29,511	Citigroup, Inc.	1,078,627
4,825	CME Group, Inc.	1,396,017
30,282	Discover Financial Services	1,009,602
20,300	Douglas Emmett, Inc.	463,043
16,124	Duke Realty Corporation	231,218
5,500	Endurance Specialty Holdings, Ltd.	223,630
5,800	Equity Lifestyle Properties, Inc.	404,492
7,689	Equity Residential	481,485
21,327	HCC Insurance Holdings, Inc.	664,763
7,000	Home Properties, Inc.	427,070
19,948	Host Hotels & Resorts, Inc.	327,546
5,000	iShares Russell 2000 Index Fund	414,250
48,526	J.P. Morgan Chase & Company	2,231,226
23,929	Kimco Realty Corporation	460,873
25,840	KKR & Company, LP	383,207
7,231	Lazard, Ltd.	206,517
4,800	M&T Bank Corporation	417,024
18,800	Marsh & McLennan Companies, Inc.	616,452
19,140	MetLife, Inc.	714,879
10,500	NASDAQ OMX Group, Inc.[a]	271,950
5,700	Northern Trust Corporation	270,465
18,500	Och-Ziff Capital Management Group, LLC	171,680
59,086	Ocwen Financial Corporation[a]	923,514
599,518	Popular, Inc.[a]	1,229,012
2,500	ProAssurance Corporation	220,275
51,370	Progressive Corporation	1,190,757
6,700	Protective Life Corporation	198,454
3,253	Public Storage, Inc.	449,467
3,310	Simon Property Group, Inc.	482,201

Shares	Common Stock (38.3%)	Value
Financials (5.3%) - continued
13,940	State Street Corporation	$634,270
22,380	SunTrust Banks, Inc.	540,925
4,640	SVB Financial Group[a]	298,538
3,300	T. Rowe Price Group, Inc.	215,490
13,300	Tanger Factory Outlet Centers, Inc.	395,409
3,125	Taubman Centers, Inc.	227,969
24,265	TD Ameritrade Holding Corporation	478,991
5,700	Torchmark Corporation	284,145
9,400	Tower Group, Inc.	210,842
15,000	U.S. Bancorp	475,200
12,840	Unum Group	314,323
3,640	Vanguard REIT ETF	231,540
5,347	Vornado Realty Trust	450,217
13,586	W.R. Berkley Corporation	490,726
61,332	Wells Fargo & Company	2,093,874
63,515	Zions Bancorporation	1,363,032

	Total	32,367,650

Health Care (4.3%)
9,507	Alexion Pharmaceuticals, Inc.[a]	882,820
38,000	Align Technology, Inc.[a]	1,046,900
14,580	AmerisourceBergen Corporation	578,534
15,573	Amgen, Inc.	1,058,808
33,468	Baxter International, Inc.	2,000,717
14,500	Biogen Idec, Inc.[a]	1,826,565
8,600	BioMarin Pharmaceutical, Inc.[a]	294,550
34,700	Bristol-Myers Squibb Company	1,171,125
2,358	C.R. Bard, Inc.	232,782
7,130	CIGNA Corporation	351,153
17,917	Covance, Inc.[a]	853,387
10,250	Covidien plc	560,470
28,900	Eli Lilly and Company	1,163,803
12,400	Gilead Sciences, Inc.[a]	605,740
32,794	Health Net, Inc.[a]	1,302,578
11,800	Hologic, Inc.[a]	254,290
18,310	Johnson & Johnson	1,207,728
18,830	Merck & Company, Inc.	723,072
2,554	Mettler-Toledo International, Inc.[a]	471,851
4,983	Onyx Pharmaceuticals, Inc.[a]	187,759
2,500	Perrigo Company	258,275
58,684	Pfizer, Inc.	1,329,779
36,462	PSS World Medical, Inc.[a]	923,947
17,100	Shire Pharmaceuticals Group plc ADR	1,620,225
7,818	SXC Health Solutions Corporation[a]	586,037
8,800	Thoratec Corporation[a]	296,648
22,340	United Therapeutics Corporation[a]	1,052,884
38,625	UnitedHealth Group, Inc.	2,276,557
2,733	Varian Medical Systems, Inc.[a]	188,468
2,200	Waters Corporation[a]	203,852
13,479	Watson Pharmaceuticals, Inc.[a]	903,902
4,320	Zimmer Holdings, Inc.	277,690

	Total	26,692,896

Industrials (5.0%)
5,500	3M Company	490,655
39,200	Actuant Corporation	1,136,408
10,160	AMETEK, Inc.	492,862
20,796	BE Aerospace, Inc.[a]	966,390
18,255	Boeing Company	1,357,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (38.3%)	Value
Industrials (5.0%) - continued
16,956	Chicago Bridge and Iron Company	$732,330
8,555	CSX Corporation	184,104
3,800	Cummins, Inc.	456,152
36,644	Deluxe Corporation	858,202
25,400	Dover Corporation	1,598,676
36,724	EMCOR Group, Inc.	1,017,989
9,162	Expeditors International of Washington, Inc.	426,125
5,327	Flowserve Corporation	615,322
29,935	FTI Consulting, Inc.[a]	1,123,161
25,100	GATX Corporation	1,011,530
45,070	General Electric Company	904,555
6,745	Honeywell International, Inc.	411,782
15,070	Jacobs Engineering Group, Inc.[a]	668,656
17,980	JB Hunt Transport Services, Inc.	977,573
13,918	Kansas City Southern[a]	997,781
4,100	L-3 Communications Holdings, Inc.	290,157
13,600	Lockheed Martin Corporation	1,222,096
93,920	Manitowoc Company, Inc.	1,301,731
3,700	Manpower, Inc.	175,269
11,325	Oshkosh Corporation[a]	262,400
30,522	Parker Hannifin Corporation	2,580,635
12,692	Pentair, Inc.	604,266
13,600	Pitney Bowes, Inc.	239,088
7,000	Republic Services, Inc.	213,920
10,232	Roper Industries, Inc.	1,014,605
33,673	Shaw Group, Inc.[a]	1,067,771
18,164	SPX Corporation	1,408,255
6,281	Stericycle, Inc.[a]	525,343
36,100	Tyco International, Ltd.	2,028,098
14,898	United Technologies Corporation	1,235,640

	Total	30,597,151

Information Technology (8.4%)
33,100	ADTRAN, Inc.	1,032,389
23,158	Akamai Technologies, Inc.[a]	849,899
4,300	Alliance Data Systems Corporation[a]	541,628
13,435	ANSYS, Inc.[a]	873,544
11,002	Apple, Inc.[a]	6,595,369
124,373	Atmel Corporation[a]	1,226,318
4,757	Autodesk, Inc.[a]	201,316
4,811	Baidu.com, Inc. ADR[a]	701,299
37,106	Broadcom Corporation[a]	1,458,266
32,500	Cavium, Inc.[a]	1,005,550
22,400	Ciena Corporation[a]	362,656
43,000	Cisco Systems, Inc.	909,450
9,135	Cognizant Technology Solutions Corporation[a]	702,938
16,200	CoreLogic, Inc.[a]	264,384
34,416	eBay, Inc.[a]	1,269,606
33,208	Electronic Arts, Inc.[a]	547,268
14,994	F5 Networks, Inc.[a]	2,023,590
13,451	Fortinet, Inc.[a]	371,920
3,923	Google, Inc.[a]	2,515,585
17,600	Intel Corporation	494,736
3,073	International Business Machines Corporation	641,181
6,198	Itron, Inc.[a]	281,451
11,610	Juniper Networks, Inc.[a]	265,637
3,741	Lam Research Corporation[a]	166,923
50,938	Marvell Technology Group, Ltd.[a]	801,255

Shares	Common Stock (38.3%)	Value
Information Technology (8.4%) - continued
5,253	Mercadolibre, Inc.	$513,691
94,044	Microsoft Corporation	3,032,919
16,932	NetApp, Inc.[a]	758,046
7,175	Nice Systems, Ltd. ADR[a]	281,977
34,193	Nuance Communications, Inc.[a]	874,657
57,668	NVIDIA Corporation[a]	887,511
44,400	ON Semiconductor Corporation[a]	400,044
27,600	OpenTable, Inc.[a]	1,116,972
80,153	Oracle Corporation	2,337,261
26,966	Plantronics, Inc.	1,085,651
41,500	Polycom, Inc.[a]	791,405
27,420	QUALCOMM, Inc.	1,865,108
11,530	Red Hat, Inc.[a]	690,532
16,300	Riverbed Technology, Inc.[a]	457,704
8,002	Salesforce.com, Inc.[a]	1,236,389
19,396	Teradata Corporation[a]	1,321,837
81,238	Teradyne, Inc.[a]	1,372,110
72,150	Texas Instruments, Inc.	2,424,962
32,653	TIBCO Software, Inc.[a]	995,917
39,946	VeriFone Systems, Inc.[a]	2,071,999
28,934	Xilinx, Inc.	1,054,066

	Total	51,674,916

Materials (1.4%)
2,700	Agrium, Inc.	233,199
4,288	Albemarle Corporation	274,089
5,500	BHP Billiton, Ltd. ADR	398,200
12,518	Celanese Corporation	578,081
7,000	Cliffs Natural Resources, Inc.	484,820
5,316	FMC Corporation	562,752
76,221	Freeport-McMoRan Copper & Gold, Inc.	2,899,447
3,620	LyondellBasell Industries NV	158,013
6,300	Mosaic Company	348,327
7,624	Newmont Mining Corporation	390,882
7,500	Rio Tinto plc ADR	416,925
3,984	Sigma-Aldrich Corporation	291,071
6,766	Silgan Holdings, Inc.	299,057
13,453	Silver Wheaton Corporation	446,640
19,270	Steel Dynamics, Inc.	280,186
14,586	Walter Energy, Inc.	863,637

	Total	8,925,326

Telecommunications Services (0.3%)
8,176	SBA Communications Corporation[a]	415,422
31,575	TW Telecom, Inc.[a]	699,702
23,208	Verizon Communications, Inc.	887,242

	Total	2,002,366

Utilities (0.6%)
13,100	CMS Energy Corporation	288,200
16,200	Exelon Corporation	635,202
23,200	NiSource, Inc.	564,920
17,588	NV Energy, Inc.	283,518
48,300	PNM Resources, Inc.	883,890
7,200	Public Service Enterprise Group, Inc.	220,392

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (38.3%)	Value
Utilities (0.6%) - continued
20,878	Southwest Gas Corporation	$892,326

	Total	3,768,448

	Total Common Stock (cost $213,600,723)	236,225,169

Principal Amount	Long-Term Fixed Income (7.3%)	Value
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Acquisition Corporation
1,000,000	5.461%, 10/25/2036	783,342
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	373,872

	Total	1,157,214

Basic Materials (0.1%)
	Arch Coal, Inc.
140,000	7.000%, 6/15/2019[b]	129,150
	Dow Chemical Company
50,000	4.250%, 11/15/2020	52,319
	FMG Resources Property, Ltd.
140,000	8.250%, 11/1/2019[b]	147,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
60,000	8.875%, 2/1/2018	62,100
	Novelis, Inc.
140,000	8.375%, 12/15/2017	151,900

	Total	542,469

Capital Goods (<0.1%)
	Bombardier, Inc.
60,000	5.750%, 3/15/2022[b]	58,350
	Case New Holland, Inc.
120,000	7.875%, 12/1/2017	139,500
	UR Financing Escrow Corporation
60,000	7.375%, 5/15/2020[b]	61,350

	Total	259,200

Collateralized Mortgage Obligations (<0.1%)
	Sequoia Mortgage Trust
142,730	5.339%, 9/20/2046	49,216
	WaMu Mortgage Pass Through Certificates
105,007	2.520%, 9/25/2036	75,257
154,401	2.589%, 10/25/2036	110,133

	Total	234,606

Commercial Mortgage-Backed Securities (0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	243,222
	Government National Mortgage Association
178,733	2.164%, 3/16/2033	181,489
158,140	3.214%, 1/16/2040	164,983

	Total	589,694

Principal Amount	Long-Term Fixed Income (7.3%)	Value
Communications Services (0.2%)
	Cablevision Systems Corporation
$140,000	8.625%, 9/15/2017	$152,425
	CCO Holdings, LLC
130,000	7.000%, 1/15/2019	137,800
	Clear Channel Worldwide Holdings, Inc.
15,000	7.625%, 3/15/2020[b]	14,700
45,000	7.625%, 3/15/2020[b]	43,425
	Hughes Satellite Systems Corporation
140,000	6.500%, 6/15/2019	146,300
	Intelsat Jackson Holdings SA
140,000	7.250%, 4/1/2019	147,175
	Level 3 Financing, Inc.
110,000	8.625%, 7/15/2020[b]	115,500
	Nara Cable Funding, Ltd.
60,000	8.875%, 12/1/2018[b]	57,000
	Sprint Nextel Corporation
30,000	9.125%, 3/1/2017[b]	29,850
100,000	9.000%, 11/15/2018[b]	109,750
	UPCB Finance V, Ltd.
140,000	7.250%, 11/15/2021[b]	148,050
	Virgin Media Finance plc
60,000	5.250%, 2/15/2022	59,475

	Total	1,161,450

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
200,000	8.000%, 6/15/2019	201,000
	Ford Motor Credit Company, LLC
60,000	5.000%, 5/15/2018	62,151
	Lennar Corporation
140,000	12.250%, 6/1/2017	179,900
	Limited Brands, Inc.
100,000	5.625%, 2/15/2022	100,875
	MGM Resorts International
110,000	11.125%, 11/15/2017	124,438
	Rite Aid Corporation
140,000	7.500%, 3/1/2017	142,800
	Service Corporation International
60,000	8.000%, 11/15/2021	69,300
	Toys R Us Property Company II, LLC
140,000	8.500%, 12/1/2017	146,125

	Total	1,026,589

Consumer Non-Cyclical (0.1%)
	Community Health Systems, Inc.
66,000	8.875%, 7/15/2015	68,392
60,000	8.000%, 11/15/2019[b]	62,100
	Fresenius Medical Care US Finance II, Inc.
110,000	5.625%, 7/31/2019[b]	113,300
	HCA, Inc.
60,000	5.875%, 3/15/2022	60,075
	JBS USA, LLC
140,000	7.250%, 6/1/2021[b]	135,450
	Kinetic Concepts, Inc./KCI USA, Inc.
130,000	10.500%, 11/1/2018[b]	135,038
	Reynolds Group Issuer, Inc.
130,000	6.875%, 2/15/2021[b]	134,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (7.3%)	Value
Consumer Non-Cyclical (0.1%) - continued
	Valeant Pharmaceuticals International
$140,000	6.875%, 12/1/2018[b]	$141,050

	Total	849,955

Energy (0.1%)
	Concho Resources, Inc.
60,000	5.500%, 10/1/2022	59,100
	Denbury Resources, Inc.
110,000	6.375%, 8/15/2021	116,325
	Forest Oil Corporation
60,000	7.250%, 6/15/2019	58,650
	Harvest Operations Corporation
140,000	6.875%, 10/1/2017[b]	148,400
	Linn Energy, LLC
130,000	7.750%, 2/1/2021	134,875
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
140,000	6.500%, 8/15/2021	148,750

	Total	666,100

Financials (0.3%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[b]	214,288
	Ally Financial, Inc.
60,000	5.500%, 2/15/2017	60,071
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[b]	227,510
	Canadian Imperial Bank of Commerce
205,000	2.600%, 7/2/2015[b]	214,370
	Cie de Financement Foncier
150,000	2.250%, 3/7/2014[b]	151,590
	CIT Group, Inc.
60,000	7.000%, 5/2/2017[b]	60,150
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[b]	219,560
	Icahn Enterprises, LP
70,000	8.000%, 1/15/2018	72,800
	International Bank for Reconstruction & Development
210,000	2.375%, 5/26/2015	221,172
	International Lease Finance Corporation
60,000	5.875%, 4/1/2019	57,987
	Royal Bank of Canada
160,000	3.125%, 4/14/2015[b]	169,380
	Toronto-Dominion Bank
205,000	2.200%, 7/29/2015[b]	211,991

	Total	1,880,869

Foreign Government (0.1%)
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[b]	236,097
	Kreditanstalt fuer Wiederaufbau
55,000	0.252%, 6/17/2013[c]	54,979

	Total	291,076

Principal Amount	Long-Term Fixed Income (7.3%)	Value
Mortgage-Backed Securities (2.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$400,000	3.000%, 5/1/2027[d]	$412,438
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,125,000	3.000%, 4/1/2027[d]	4,270,019
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
300,000	3.500%, 4/1/2042[d]	308,062
7,875,000	4.000%, 4/1/2042[d]	8,256,449
2,050,000	5.500%, 4/1/2042[d]	2,233,539

	Total	15,480,507

Technology (<0.1%)
	First Data Corporation
30,000	7.375%, 6/15/2019[b]	30,563

	Total	30,563

Transportation (<0.1%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
140,000	8.250%, 1/15/2019	145,950
	Continental Airlines, Inc.
60,000	6.750%, 9/15/2015[b]	60,225

	Total	206,175

U.S. Government and Agencies (3.4%)
	FDIC Structured Sale Guaranteed Notes
85,000	Zero Coupon, 1/7/2014[b]	83,537
	Federal Agricultural Mortgage Corporation
210,000	2.125%, 9/15/2015	216,690
	Federal Home Loan Banks
1,300,000	0.375%, 1/29/2014	1,299,721
1,880,000	5.000%, 11/17/2017	2,252,375
	Federal Home Loan Mortgage Corporation
400,000	2.500%, 1/7/2014	415,192
	Federal National Mortgage Association
715,000	1.250%, 2/27/2014	727,930
255,000	4.375%, 10/15/2015	287,186
860,000	1.375%, 11/15/2016	870,173
210,000	6.250%, 5/15/2029	285,037
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	197,836
	U.S. Treasury Bonds
420,000	7.625%, 2/15/2025	653,297
550,000	4.375%, 5/15/2040	660,945
350,000	3.125%, 11/15/2041	335,727
	U.S. Treasury Bonds, TIPS
66,118	2.375%, 1/15/2025	84,104
57,662	2.125%, 2/15/2040	75,821
	U.S. Treasury Notes
75,000	2.250%, 5/31/2014	78,000
1,975,000	0.750%, 6/15/2014	1,990,429
2,150,000	2.500%, 4/30/2015	2,276,983
465,000	2.000%, 1/31/2016	486,979
625,000	2.625%, 2/29/2016	669,385

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (7.3%)	Value
U.S. Government and Agencies (3.4%) - continued
$1,500,000	3.250%, 3/31/2017	$1,660,782
3,340,000	2.000%, 2/15/2022	3,275,809
	U.S. Treasury Notes, TIPS
361,779	2.000%, 1/15/2014	386,651
261,081	1.625%, 1/15/2015	284,476
308,461	0.500%, 4/15/2015	327,017
241,251	0.125%, 4/15/2016	254,821
328,002	2.625%, 7/15/2017	394,346
258,970	1.125%, 1/15/2021	291,503

	Total	20,822,752

Utilities (<0.1%)
	AES Corporation
120,000	7.375%, 7/1/2021[b]	132,600

	Total	132,600

	Total Long-Term Fixed Income (cost $44,022,342)	45,331,819

Principal Amount	Short-Term Investments (5.6%)[e]	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.060%, 4/4/2012[f]	3,999,973
3,000,000	0.075%, 4/9/2012[f]	2,999,944
14,000,000	0.083%, 4/13/2012[f]	13,999,581
13,000,000	0.082%, 4/18/2012[f]	12,999,467
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 7/18/2012[f,g]	99,964

	Total Short-Term Investments (at amortized cost)	34,098,929

	Total Investments (cost $634,558,837) 102.4%	$631,103,945

	Other Assets and Liabilities, Net (2.4%)	(14,741,475)

	Total Net Assets 100.0%	$616,362,470

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $3,795,874 or 0.6% of total net assets.

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
g	At March 30, 2012, $99,964 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$44,159,104
Gross unrealized depreciation	(47,613,996)

Net unrealized appreciation (depreciation)	$(3,454,892)

Cost for federal income tax purposes	$634,558,837

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	296,224,158	296,224,158	–	–
Fixed Income Mutual Funds	19,223,870	19,223,870	–	–
Common Stock
Consumer Discretionary	31,621,237	31,621,237	–	–
Consumer Staples	16,462,554	16,462,554	–	–
Energy	32,112,625	31,101,107	1,011,518	–
Financials	32,367,650	32,367,650	–	–
Health Care	26,692,896	26,692,896	–	–
Industrials	30,597,151	30,597,151	–	–
Information Technology	51,674,916	51,674,916	–	–
Materials	8,925,326	8,925,326	–	–
Telecommunications Services	2,002,366	2,002,366	–	–
Utilities	3,768,448	3,768,448	–	–
Long-Term Fixed Income
Asset-Backed Securities	1,157,214	–	1,157,214	–
Basic Materials	542,469	–	542,469	–
Capital Goods	259,200	–	259,200	–
Collateralized Mortgage Obligations	234,606	–	234,606	–
Commercial Mortgage-Backed Securities	589,694	–	589,694	–
Communications Services	1,161,450	–	1,161,450	–
Consumer Cyclical	1,026,589	–	1,026,589	–
Consumer Non-Cyclical	849,955	–	849,955	–
Energy	666,100	–	666,100	–
Financials	1,880,869	–	1,880,869	–
Foreign Government	291,076	–	291,076	–
Mortgage-Backed Securities	15,480,507	–	15,480,507	–
Technology	30,563	–	30,563	–
Transportation	206,175	–	206,175	–
U.S. Government and Agencies	20,822,752	–	20,822,752	–
Utilities	132,600	–	132,600	–
Short-Term Investments	34,098,929	–	34,098,929	–

Total	$631,103,945	$550,661,679	$80,442,266	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,603,836	3,603,836	–	–

Total Asset Derivatives	$3,603,836	$3,603,836	$–	$–

Liability Derivatives
Futures Contracts	1,716,681	1,716,681	–	–
Foreign Currency Forward Contracts	2	–	2	–

Total Liability Derivatives	$1,716,683	$1,716,681	$2	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	June 2012	($3,303,470)	($3,302,109)	$1,361
10-Yr. U.S. Treasury Bond Futures	(20)	June 2012	(2,617,439)	(2,589,688)	27,751
Mini MSCI EAFE Index Futures	90	June 2012	6,832,354	6,937,200	104,846
Russell 2000 Index Mini-Futures	(783)	June 2012	(63,768,319)	(64,808,910)	(1,040,591)
S&P 400 Index Mini-Futures	(698)	June 2012	(68,586,450)	(69,262,540)	(676,090)
S&P 500 Index Futures	382	June 2012	130,535,722	134,005,600	3,469,878
Total Futures Contracts					$1,887,155

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Euro	SSB	700	4/2/2012	$931	$933	($2)
Total Sales				$931	$933	($2)
Net Unrealized Gain/(Loss) on Foreign Currency
Forward Contracts						($2)

Counterparty

SSB   -   State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Partner Small Cap Growth	$43,458,307	$–	$–	3,498,692	$48,704,596	$–
Partner Small Cap Value	14,393,204	–	2,000,000	668,275	13,625,597	–
Small Cap Stock	20,485,040	–	–	1,708,411	22,641,908	–
Partner Mid Cap Value	19,535,065	–	–	1,561,519	22,008,823	–
Mid Cap Stock	28,649,596	–	–	2,495,827	31,907,149	–
Partner Worldwide Allocation	22,849,130	–	–	3,091,020	25,712,650	–
Partner International Stock	59,536,061	–	–	6,481,456	67,257,420	–
Large Cap Value	27,887,419	–	–	2,683,031	31,194,523	–
Large Cap Stock	24,807,764	–	–	3,058,684	28,009,900	–
Equity Income Plus	4,678,836	–	–	530,968	5,161,592	–
High Yield	5,669,944	1,116,685	214,802	1,402,564	6,788,832	117,824
Income	6,032,325	2,074,008	–	799,976	8,235,038	74,027
Limited Maturity Bond	–	4,200,000	–	428,637	4,200,000	–
Total Value and Income Earned	277,982,691				315,448,028	191,851

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Bank Loans (<0.1%)[a]	Value
Technology (<0.1%)
	Lawson Software, Inc., Term Loan
$615,000	6.250%, 3/16/2018[b,c]	$615,769

	Total	615,769

	Total Bank Loans (cost $610,875)	615,769

Shares	Mutual Funds (57.3%)	Value
Equity Mutual Funds (43.7%)
5,056,075	Thrivent Partner Small Cap Growth Portfolio[d]	70,384,604
3,436,858	Thrivent Partner Small Cap Value Portfolio	70,074,778
4,528,335	Thrivent Small Cap Stock Portfolio[d]	60,014,929
6,158,169	Thrivent Partner Mid Cap Value Portfolio	86,796,316
14,071,209	Thrivent Mid Cap Stock Portfolio	179,889,150
21,855,477	Thrivent Partner Worldwide Allocation Portfolio	181,804,786
19,477,076	Thrivent Partner International Stock Portfolio	202,111,670
18,430,656	Thrivent Large Cap Value Portfolio	214,285,868
21,658,100	Thrivent Large Cap Stock Portfolio	198,334,049
2,223,952	Thrivent Equity Income Plus Portfolio	21,619,258

	Total	1,285,315,408

Fixed Income Mutual Funds (13.6%)
22,896,726	Thrivent High Yield Portfolio	110,827,021
18,344,684	Thrivent Income Portfolio	188,842,006
10,184,698	Thrivent Limited Maturity Bond Portfolio	99,794,759

	Total	399,463,786

	Total Mutual Funds (cost $1,738,666,960)	1,684,779,194

Shares	Common Stock (23.7%)	Value
Consumer Discretionary (3.1%)
14,771	Abercrombie & Fitch Company	732,789
52,492	Amazon.com, Inc.[d]	10,630,155
7,534	Autoliv, Inc.	505,155
57,600	Big Lots, Inc.[d]	2,477,952
35,500	BJ’s Restaurants, Inc.[d]	1,787,425
20,470	Buffalo Wild Wings, Inc.[d]	1,856,424
12,740	CBS Corporation	432,013
14,600	Charter Communications, Inc.[d]	926,370
15,528	Children’s Place Retail Stores, Inc.[d]	802,332
78,300	Coach, Inc.	6,051,024
221,036	Comcast Corporation	6,633,290
10,674	Darden Restaurants, Inc.	546,082
12,948	Delphi Automotive plc[d]	409,157
109,811	Discovery Communications, Inc.[d]	5,556,437
4,800	DISH Network Corporation	158,064
27,388	Dollar Tree, Inc.[d]	2,587,892
77,988	Foot Locker, Inc.	2,421,527
98,100	Gannett Company, Inc.	1,503,873
13,279	Gentex Corporation	325,335
17,530	GNC Holdings, Inc.	611,622

Shares	Common Stock (23.7%)	Value
Consumer Discretionary (3.1%) - continued
8,870	Harley-Davidson, Inc.	$435,340
83,300	Home Depot, Inc.	4,190,823
7,950	J.C. Penney Company, Inc.	281,668
169,477	Las Vegas Sands Corporation	9,756,791
38,863	Life Time Fitness, Inc.[d]	1,965,302
22,649	Limited Brands, Inc.	1,087,152
24,280	Lowe’s Companies, Inc.	761,906
8,412	Macy’s, Inc.	334,209
113,200	Mattel, Inc.	3,810,312
17,200	McDonald’s Corporation	1,687,320
49,100	Meredith Corporation	1,593,786
65,730	News Corporation	1,313,285
26,800	Omnicom Group, Inc.	1,357,420
12,413	O’Reilly Automotive, Inc.[d]	1,133,928
5,318	Panera Bread Company[d]	855,773
15,000	Penn National Gaming, Inc.[d]	644,700
21,780	PetSmart, Inc.	1,246,252
136,988	Pier 1 Imports, Inc.[d]	2,490,442
3,500	Priceline.com, Inc.[d]	2,511,250
10,270	Time Warner Cable, Inc.	837,005
23,600	Toll Brothers, Inc.[d]	566,164
12,180	Tractor Supply Company	1,103,021
3,938	VF Corporation	574,869
11,400	Warnaco Group, Inc.[d]	665,760
15,611	Williams-Sonoma, Inc.	585,100
36,553	WMS Industries, Inc.[d]	867,403

	Total	89,611,899

Consumer Staples (1.9%)
164,878	Altria Group, Inc.	5,089,784
96,835	Anheuser-Busch InBev NV ADR	7,041,841
82,290	Archer-Daniels-Midland Company	2,605,301
50,763	British American Tobacco plc ADR	5,138,231
22,900	Bunge, Ltd.	1,567,276
9,839	Clorox Company	676,431
68,690	Coca-Cola Company	5,083,747
32,100	Colgate-Palmolive Company	3,138,738
91,303	Corn Products International, Inc.	5,263,618
16,540	CVS Caremark Corporation	740,992
13,500	Diageo plc ADR	1,302,750
46,510	Kraft Foods, Inc.	1,767,845
88,315	Philip Morris International, Inc.	7,825,592
14,387	TreeHouse Foods, Inc.[d]	856,027
100,220	Wal-Mart Stores, Inc.	6,133,464
18,248	Whole Foods Market, Inc.	1,518,234

	Total	55,749,871

Energy (3.3%)
148,643	Alpha Natural Resources, Inc.[d]	2,260,860
81,478	Apache Corporation	8,183,650
209,973	Arch Coal, Inc.	2,248,811
25,300	Baker Hughes, Inc.	1,061,082
49,710	BP plc ADR	2,236,950
46,800	Cameron International Corporation[d]	2,472,444
33,230	Chevron Corporation	3,563,585
11,160	Concho Resources, Inc.[d]	1,139,213
27,530	ConocoPhillips	2,092,555
22,900	Dril-Quip, Inc.[d]	1,488,958
133,747	ENSCO International plc ADR	7,079,229
62,046	EOG Resources, Inc.	6,893,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (23.7%)	Value
Energy (3.3%) - continued
84,700	Exxon Mobil Corporation	$7,346,031
87,384	Helix Energy Solutions Group, Inc.[d]	1,555,435
92,700	Nabors Industries, Ltd.[d]	1,621,323
13,438	National Oilwell Varco, Inc.	1,067,918
43,600	Newfield Exploration Company[d]	1,512,048
55,600	Occidental Petroleum Corporation	5,294,788
37,178	Oil States International, Inc.[d]	2,902,115
223,860	Patriot Coal Corporation[d]	1,396,886
215,821	Peabody Energy Corporation	6,250,176
55,500	Petroleo Brasileiro SA ADR	1,474,080
138,062	Petroleum Geo-Services ASA[d]	2,021,747
51,300	Plains Exploration & Production Company[d]	2,187,945
6,400	SM Energy Company	452,928
20,300	Southwestern Energy Company[d]	621,180
101,733	Swift Energy Company[d]	2,953,309
45,700	Ultra Petroleum Corporation[d]	1,034,191
233,600	Valero Energy Corporation	6,019,872
676,707	Weatherford International, Ltd.[d]	10,211,509
5,139	Whiting Petroleum Corporation[d]	279,048
8,780	WPX Energy, Inc.[d]	158,128

	Total	97,081,304

Financials (3.1%)
6,950	ACE, Ltd.	508,740
27,473	Affiliated Managers Group, Inc.[d]	3,071,756
6,200	Allied World Assurance Company Holdings AG	425,754
18,800	American Campus Communities, Inc.	840,736
95,300	Ameriprise Financial, Inc.	5,444,489
34,200	Apartment Investment & Management Company	903,222
14,500	Aspen Insurance Holdings, Ltd.	405,130
51,080	Bank of America Corporation	488,836
14,392	Boston Properties, Inc.	1,511,016
9,100	Capital One Financial Corporation	507,234
41,100	CBL & Associates Properties, Inc.	777,612
50,010	Charles Schwab Corporation	718,644
100,017	Citigroup, Inc.	3,655,621
18,734	CME Group, Inc.	5,420,308
45,859	Discover Financial Services	1,528,939
40,600	Douglas Emmett, Inc.	926,086
45,331	Duke Realty Corporation	650,047
16,900	Endurance Specialty Holdings, Ltd.	687,154
11,700	Equity Lifestyle Properties, Inc.	815,958
25,488	Equity Residential	1,596,059
54,372	HCC Insurance Holdings, Inc.	1,694,775
14,100	Home Properties, Inc.	860,241
56,995	Host Hotels & Resorts, Inc.	935,858
9,900	iShares Russell 2000 Index Fund	820,215
155,509	J.P. Morgan Chase & Company	7,150,304
79,076	Kimco Realty Corporation	1,523,004
60,240	KKR & Company, LP	893,359
20,650	Lazard, Ltd.	589,764
14,100	M&T Bank Corporation	1,225,008
109,700	Marsh & McLennan Companies, Inc.	3,597,063
44,630	MetLife, Inc.	1,666,930
30,400	NASDAQ OMX Group, Inc.[d]	787,360

Shares	Common Stock (23.7%)	Value
Financials (3.1%) - continued
16,700	Northern Trust Corporation	$792,415
56,300	Och-Ziff Capital Management Group, LLC	522,464
118,205	Ocwen Financial Corporation[d]	1,847,544
1,198,266	Popular, Inc.[d]	2,456,445
4,900	ProAssurance Corporation	431,739
186,530	Progressive Corporation	4,323,765
13,400	Protective Life Corporation	396,908
10,553	Public Storage, Inc.	1,458,108
10,792	Simon Property Group, Inc.	1,572,179
32,510	State Street Corporation	1,479,205
52,180	SunTrust Banks, Inc.	1,261,191
10,820	SVB Financial Group[d]	696,159
19,400	T. Rowe Price Group, Inc.	1,266,820
26,700	Tanger Factory Outlet Centers, Inc.	793,791
6,201	Taubman Centers, Inc.	452,363
36,795	TD Ameritrade Holding Corporation	726,333
33,200	Torchmark Corporation	1,655,020
18,800	Tower Group, Inc.	421,684
87,200	U.S. Bancorp	2,762,496
29,930	Unum Group	732,686
8,480	Vanguard REIT ETF	539,413
17,715	Vornado Realty Trust	1,491,603
38,496	W.R. Berkley Corporation	1,390,476
197,114	Wells Fargo & Company	6,729,472
138,531	Zions Bancorporation	2,972,875

	Total	91,800,376

Health Care (2.8%)
18,025	Alexion Pharmaceuticals, Inc.[d]	1,673,801
75,900	Align Technology, Inc.[d]	2,091,045
22,140	AmerisourceBergen Corporation	878,515
60,087	Amgen, Inc.	4,085,315
117,457	Baxter International, Inc.	7,021,579
56,500	Biogen Idec, Inc.[d]	7,117,305
12,900	BioMarin Pharmaceutical, Inc.[d]	441,825
202,400	Bristol-Myers Squibb Company	6,831,000
6,887	C.R. Bard, Inc.	679,885
10,862	CIGNA Corporation	534,953
35,830	Covance, Inc.[d]	1,706,583
23,910	Covidien plc	1,307,399
168,300	Eli Lilly and Company	6,777,441
72,400	Gilead Sciences, Inc.[d]	3,536,740
71,841	Health Net, Inc.[d]	2,853,525
34,200	Hologic, Inc.[d]	737,010
42,700	Johnson & Johnson	2,816,492
43,920	Merck & Company, Inc.	1,686,528
3,850	Mettler-Toledo International, Inc.[d]	711,287
7,489	Onyx Pharmaceuticals, Inc.[d]	282,186
3,800	Perrigo Company	392,578
209,427	Pfizer, Inc.	4,745,616
72,938	PSS World Medical, Inc.[d]	1,848,249
66,400	Shire Pharmaceuticals Group plc ADR	6,291,400
11,862	SXC Health Solutions Corporation[d]	889,176
25,000	Thoratec Corporation[d]	842,750
48,767	United Therapeutics Corporation[d]	2,298,389
134,378	UnitedHealth Group, Inc.	7,920,239
8,754	Varian Medical Systems, Inc.[d]	603,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (23.7%)	Value
Health Care (2.8%) - continued
7,500	Waters Corporation[d]	$694,950
20,344	Watson Pharmaceuticals, Inc.[d]	1,364,269
12,523	Zimmer Holdings, Inc.	804,978

	Total	82,466,684

Industrials (2.9%)
32,400	3M Company	2,890,404
78,400	Actuant Corporation	2,272,816
15,413	AMETEK, Inc.	747,685
31,439	BE Aerospace, Inc.[d]	1,460,970
70,981	Boeing Company	5,278,857
33,989	Chicago Bridge and Iron Company	1,467,985
24,684	CSX Corporation	531,200
22,500	Cummins, Inc.	2,700,900
73,294	Deluxe Corporation	1,716,545
98,100	Dover Corporation	6,174,414
73,414	EMCOR Group, Inc.	2,035,036
20,837	Expeditors International of Washington, Inc.	969,129
8,136	Flowserve Corporation	939,789
65,191	FTI Consulting, Inc.[d]	2,445,966
50,200	GATX Corporation	2,023,060
105,070	General Electric Company	2,108,755
15,712	Honeywell International, Inc.	959,218
27,770	Jacobs Engineering Group, Inc.[d]	1,232,155
27,206	JB Hunt Transport Services, Inc.	1,479,190
21,056	Kansas City Southern[d]	1,509,505
23,900	L-3 Communications Holdings, Inc.	1,691,403
79,400	Lockheed Martin Corporation	7,134,884
208,562	Manitowoc Company, Inc.	2,890,669
11,200	Manpower, Inc.	530,544
32,566	Oshkosh Corporation[d]	754,554
109,562	Parker Hannifin Corporation	9,263,467
19,315	Pentair, Inc.	919,587
79,000	Pitney Bowes, Inc.	1,388,820
20,200	Republic Services, Inc.	617,312
15,432	Roper Industries, Inc.	1,530,237
67,343	Shaw Group, Inc.[d]	2,135,447
39,307	SPX Corporation	3,047,472
9,453	Stericycle, Inc.[d]	790,649
134,500	Tyco International, Ltd.	7,556,210
61,497	United Technologies Corporation	5,100,561

	Total	86,295,395

Information Technology (5.2%)
66,200	ADTRAN, Inc.	2,064,778
58,222	Akamai Technologies, Inc.[d]	2,136,747
12,200	Alliance Data Systems Corporation[d]	1,536,712
20,364	ANSYS, Inc.[d]	1,324,067
45,278	Apple, Inc.[d]	27,142,803
236,773	Atmel Corporation[d]	2,334,582
7,208	Autodesk, Inc.[d]	305,043
18,802	Baidu.com, Inc. ADR[d]	2,740,768
104,844	Broadcom Corporation[d]	4,120,369
64,900	Cavium, Inc.[d]	2,008,006
33,900	Ciena Corporation[d]	548,841
100,260	Cisco Systems, Inc.	2,120,499
35,285	Cognizant Technology Solutions Corporation[d]	2,715,181
47,800	CoreLogic, Inc.[d]	780,096
127,025	eBay, Inc.[d]	4,685,952

Shares	Common Stock (23.7%)	Value
Information Technology (5.2%) - continued
50,228	Electronic Arts, Inc.[d]	$827,757
35,775	F5 Networks, Inc.[d]	4,828,194
20,401	Fortinet, Inc.[d]	564,088
14,973	Google, Inc.[d]	9,601,287
102,400	Intel Corporation	2,878,464
7,171	International Business Machines Corporation	1,496,229
17,767	Itron, Inc.[d]	806,799
32,927	Juniper Networks, Inc.[d]	753,370
5,693	Lam Research Corporation[d]	254,022
77,159	Marvell Technology Group, Ltd.[d]	1,213,711
7,976	Mercadolibre, Inc.	779,973
428,185	Microsoft Corporation	13,808,966
65,669	NetApp, Inc.[d]	2,940,001
10,851	Nice Systems, Ltd. ADR[d]	426,444
51,791	Nuance Communications, Inc.[d]	1,324,814
114,569	NVIDIA Corporation[d]	1,763,217
67,300	ON Semiconductor Corporation[d]	606,373
60,700	OpenTable, Inc.[d]	2,456,529
337,729	Oracle Corporation	9,848,178
53,804	Plantronics, Inc.	2,166,149
82,900	Polycom, Inc.[d]	1,580,903
106,211	QUALCOMM, Inc.	7,224,472
17,427	Red Hat, Inc.[d]	1,043,703
24,700	Riverbed Technology, Inc.[d]	693,576
31,044	Salesforce.com, Inc.[d]	4,796,608
29,339	Teradata Corporation[d]	1,999,453
186,354	Teradyne, Inc.[d]	3,147,519
246,340	Texas Instruments, Inc.	8,279,487
65,093	TIBCO Software, Inc.[d]	1,985,337
69,699	VeriFone Systems, Inc.[d]	3,615,287
66,008	Xilinx, Inc.	2,404,671

	Total	152,680,025

Materials (0.9%)
4,100	Agrium, Inc.	354,117
13,333	Albemarle Corporation	852,245
18,200	BHP Billiton, Ltd. ADR	1,317,680
18,887	Celanese Corporation	872,202
23,000	Cliffs Natural Resources, Inc.	1,592,980
8,133	FMC Corporation	860,959
335,903	Freeport-McMoRan Copper & Gold, Inc.	12,777,750
8,440	LyondellBasell Industries NV	368,406
20,800	Mosaic Company	1,150,032
11,533	Newmont Mining Corporation	591,297
24,600	Rio Tinto plc ADR	1,367,514
9,166	Sigma-Aldrich Corporation	669,668
19,410	Silgan Holdings, Inc.	857,922
20,302	Silver Wheaton Corporation	674,027
55,020	Steel Dynamics, Inc.	799,991
33,586	Walter Energy, Inc.	1,988,627

	Total	27,095,417

Telecommunications Services (0.2%)
12,416	SBA Communications Corporation[d]	630,857
47,783	TW Telecom, Inc.[d]	1,058,871
85,409	Verizon Communications, Inc.	3,265,186

	Total	4,954,914

Utilities (0.3%)
36,500	CMS Energy Corporation	803,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (23.7%)	Value
Utilities (0.3%) - continued
37,790	Exelon Corporation	$1,481,746
54,070	NiSource, Inc.	1,316,605
49,469	NV Energy, Inc.	797,440
96,600	PNM Resources, Inc.	1,767,780
20,900	Public Service Enterprise Group, Inc.	639,749
41,718	Southwest Gas Corporation	1,783,027

	Total	8,589,347

	Total Common Stock (cost $625,135,729)	696,325,232

Principal Amount	Long-Term Fixed Income (10.1%)	Value
Asset-Backed Securities (0.3%)
	Citigroup Mortgage Loan Trust, Inc.
1,630,026	0.392%, 8/25/2036[e]	1,261,161
	GSAMP Trust
1,378,172	0.422%, 2/25/2036[e]	1,097,435
	J.P. Morgan Mortgage Acquisition Corporation
3,800,000	5.461%, 10/25/2036	2,976,700
	Morgan Stanley Capital, Inc.
1,404,529	0.392%, 2/25/2037[e]	754,540
	Renaissance Home Equity Loan Trust
1,795,370	5.746%, 5/25/2036	1,174,449
2,800,000	6.011%, 5/25/2036	1,610,526
1,320,362	5.580%, 11/25/2036	709,566

	Total	9,584,377

Basic Materials (0.2%)
	ArcelorMittal
45,000	5.375%, 6/1/2013	46,704
	Arch Coal, Inc.
700,000	7.000%, 6/15/2019[f]	645,750
	Dow Chemical Company
105,000	5.900%, 2/15/2015	118,198
675,000	4.250%, 11/15/2020	706,308
	FMG Resources Property, Ltd.
700,000	8.250%, 11/1/2019[f]	735,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
715,000	8.875%, 2/1/2018	740,025
	LyondellBasell Industries NV
730,000	5.000%, 4/15/2019[c,f]	730,000
	Novelis, Inc.
690,000	8.375%, 12/15/2017	748,650
	Rio Tinto Finance USA, Ltd.
160,000	1.125%, 3/20/2015	160,135

	Total	4,630,770

Capital Goods (0.1%)
	Bombardier, Inc.
715,000	5.750%, 3/15/2022[f]	695,338
	Case New Holland, Inc.
700,000	7.875%, 12/1/2017	813,750
	Caterpillar Financial Services Corporation
105,000	1.050%, 3/26/2015	105,351
	Textron, Inc.
42,000	5.600%, 12/1/2017	45,543

Principal Amount	Long-Term Fixed Income (10.1%)	Value
Capital Goods (0.1%) - continued
	UR Financing Escrow Corporation
$715,000	7.375%, 5/15/2020[f]	$731,087

	Total	2,391,069

Collateralized Mortgage Obligations (0.6%)
	Citigroup Mortgage Loan Trust, Inc.
708,392	5.500%, 11/25/2035	614,238
	CitiMortgage Alternative Loan Trust
2,456,440	5.750%, 4/25/2037	1,664,251
	Countrywide Alternative Loan Trust
490,742	6.000%, 1/25/2037	339,670
2,257,261	5.500%, 5/25/2037	1,579,776
1,918,018	7.000%, 10/25/2037	1,209,593
	Countrywide Home Loans, Inc.
1,189,255	5.750%, 4/25/2037	1,041,823
	Deutsche Alt-A Securities, Inc.
440,377	5.500%, 10/25/2021	428,862
837,308	6.000%, 10/25/2021	726,785
	HomeBanc Mortgage Trust
3,048,363	2.362%, 4/25/2037	1,888,970
	J.P. Morgan Mortgage Trust
200,672	2.757%, 10/25/2036	157,930
2,529,497	6.250%, 8/25/2037	1,623,193
	MASTR Alternative Loans Trust
553,792	6.500%, 7/25/2034	580,038
	Merrill Lynch Alternative Note Asset Trust
544,763	6.000%, 3/25/2037	404,310
	Sequoia Mortgage Trust
761,224	5.339%, 9/20/2046	262,487
	WaMu Mortgage Pass Through Certificates
381,844	2.520%, 9/25/2036	273,661
756,563	2.589%, 10/25/2036	539,652
	WaMu Mortgage Pass-Through Certificates
4,803,880	2.283%, 11/25/2036	3,383,469

	Total	16,718,708

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
2,800,000	5.664%, 4/10/2049	3,081,036
3,675,000	5.633%, 6/10/2049	4,081,055
	Bear Stearns Commercial Mortgage Securities, Inc.
1,710,000	5.331%, 2/11/2044	1,841,957
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,265,968
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	3,029,664
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	3,259,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.1%)	Value
Commercial Mortgage-Backed Securities (0.9%) - continued
	Government National Mortgage Association
$405,420	2.164%, 3/16/2033	$411,670
358,707	3.214%, 1/16/2040	374,231
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,687,238
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,300,000	5.734%, 2/12/2049	1,281,539
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	877,685
	Wachovia Bank Commercial Mortgage Trust
2,100,000	5.603%, 10/15/2048	2,060,178

	Total	26,251,396

Communications Services (0.3%)
	AT&T, Inc.
210,000	2.400%, 8/15/2016	216,989
	Cablevision Systems Corporation
700,000	8.625%, 9/15/2017	762,125
	CCO Holdings, LLC
700,000	7.000%, 1/15/2019	742,000
	CenturyLink, Inc.
150,000	5.800%, 3/15/2022	146,476
	Clear Channel Worldwide Holdings, Inc.
200,000	7.625%, 3/15/2020[f]	196,000
515,000	7.625%, 3/15/2020[f]	496,975
	Comcast Corporation
160,000	6.500%, 1/15/2015	182,569
	DIRECTV Holdings, LLC
105,000	2.400%, 3/15/2017[f]	104,068
	Hughes Satellite Systems Corporation
700,000	6.500%, 6/15/2019	731,500
	Intelsat Jackson Holdings SA
700,000	7.250%, 4/1/2019	735,875
	Level 3 Financing, Inc.
620,000	8.625%, 7/15/2020[f]	651,000
	Nara Cable Funding, Ltd.
715,000	8.875%, 12/1/2018[f]	679,250
	NBCUniversal Media, LLC
105,000	2.875%, 4/1/2016	109,115
	Sprint Nextel Corporation
360,000	9.125%, 3/1/2017[f]	358,200
340,000	9.000%, 11/15/2018[f]	373,150
	Time Warner Cable, Inc.
55,000	7.500%, 4/1/2014	61,902
55,000	3.500%, 2/1/2015	58,257
	UPCB Finance V, Ltd.
700,000	7.250%, 11/15/2021[f]	740,250
	Verizon Communications, Inc.
210,000	5.500%, 2/15/2018	246,132
	Virgin Media Finance plc
715,000	5.250%, 2/15/2022	708,744

	Total	8,300,577

Principal Amount	Long-Term Fixed Income (10.1%)	Value
Consumer Cyclical (0.2%)
	Chrysler Group, LLC
$630,000	8.000%, 6/15/2019	$633,150
	Federated Retail Holdings, Inc.
105,000	5.900%, 12/1/2016	120,493
	Ford Motor Credit Company, LLC
715,000	5.000%, 5/15/2018	740,637
	Lennar Corporation
700,000	12.250%, 6/1/2017	899,500
	Limited Brands, Inc.
595,000	5.625%, 2/15/2022	600,206
	Macy’s Retail Holdings, Inc.
105,000	3.875%, 1/15/2022	105,306
	MGM Resorts International
640,000	11.125%, 11/15/2017	724,000
	Rite Aid Corporation
700,000	7.500%, 3/1/2017	714,000
	Service Corporation International
715,000	8.000%, 11/15/2021	825,825
	Toys R Us Property Company II, LLC
695,000	8.500%, 12/1/2017	725,406
	Volkswagen International Finance NV
100,000	1.625%, 3/22/2015[f]	99,997

	Total	6,188,520

Consumer Non-Cyclical (0.2%)
	Aristotle Holding, Inc.
55,000	2.750%, 11/21/2014[f]	56,510
	Community Health Systems, Inc.
268,000	8.875%, 7/15/2015	277,715
715,000	8.000%, 11/15/2019[f]	740,025
	Express Scripts, Inc.
55,000	3.125%, 5/15/2016	57,272
	Fresenius Medical Care US Finance II, Inc.
700,000	5.625%, 7/31/2019[f]	721,000
	Gilead Sciences, Inc.
55,000	2.400%, 12/1/2014	56,894
	HCA, Inc.
715,000	5.875%, 3/15/2022	715,894
	JBS USA, LLC
700,000	7.250%, 6/1/2021[f]	677,250
	Kinetic Concepts, Inc./KCI USA, Inc.
700,000	10.500%, 11/1/2018[f]	727,125
	Lorillard Tobacco Company
135,000	3.500%, 8/4/2016	140,554
	Reynolds Group Issuer, Inc.
700,000	6.875%, 2/15/2021[f]	724,500
	SABMiller Holdings, Inc.
100,000	1.850%, 1/15/2015[f]	101,343
100,000	2.450%, 1/15/2017[f]	101,254
	Teva Pharmaceutical Finance IV, LLC
55,000	1.700%, 11/10/2014	55,855
	Tyson Foods, Inc.
105,000	10.500%, 3/1/2014	121,800
	Valeant Pharmaceuticals International
700,000	6.875%, 12/1/2018[f]	705,250

	Total	5,980,241

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.1%)	Value
Energy (0.2%)
	Anadarko Petroleum Corporation
$20,000	5.750%, 6/15/2014	$21,717
	Concho Resources, Inc.
715,000	5.500%, 10/1/2022	704,275
	Denbury Resources, Inc.
700,000	6.375%, 8/15/2021	740,250
	Forest Oil Corporation
715,000	7.250%, 6/15/2019	698,913
	Harvest Operations Corporation
650,000	6.875%, 10/1/2017[f]	689,000
	Linn Energy, LLC
700,000	7.750%, 2/1/2021	726,250
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
700,000	6.500%, 8/15/2021	743,750
	Phillips 66
50,000	1.950%, 3/5/2015[f]	50,346
75,000	2.950%, 5/1/2017[f]	76,230
	Suncor Energy, Inc.
55,000	6.100%, 6/1/2018	66,088
	Weatherford International, Ltd.
105,000	6.750%, 9/15/2040	117,026

	Total	4,633,845

Financials (0.4%)
	Achmea Hypotheekbank NV
283,000	3.200%, 11/3/2014[f]	295,822
	Ally Financial, Inc.
715,000	5.500%, 2/15/2017	715,850
	American Express Credit Corporation
105,000	2.375%, 3/24/2017	105,161
	American International Group, Inc.
105,000	3.000%, 3/20/2015	105,723
105,000	3.800%, 3/22/2017	106,318
	ANZ National International, Ltd.
105,000	3.125%, 8/10/2015[f]	107,313
	Bank of America Corporation
210,000	7.750%, 8/15/2015	232,408
265,000	3.875%, 3/22/2017	266,461
	Bank of Nova Scotia
450,000	1.450%, 7/26/2013[f]	455,019
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[f]	486,254
	Capital One Financial Corporation
105,000	2.150%, 3/23/2015	105,162
	Cie de Financement Foncier
300,000	2.250%, 3/7/2014[f]	303,180
	CIT Group, Inc.
715,000	7.000%, 5/2/2017[f]	716,788
	Citigroup, Inc.
105,000	5.850%, 7/2/2013	109,850
105,000	5.125%, 5/5/2014	110,724
160,000	5.000%, 9/15/2014	165,701
160,000	4.750%, 5/19/2015	168,454
	CNA Financial Corporation
265,000	7.350%, 11/15/2019	309,346

Principal Amount	Long-Term Fixed Income (10.1%)	Value
Financials (0.4%) - continued
	Developers Diversified Realty Corporation
$285,000	7.500%, 4/1/2017	$323,362
	Dexia Credit Local SA
450,000	2.750%, 4/29/2014[f]	439,121
	Discover Bank
105,000	8.700%, 11/18/2019	130,661
	General Electric Capital Corporation
105,000	6.750%, 3/15/2032	125,448
	Hartford Financial Services Group, Inc.
30,000	7.300%, 11/1/2015	33,921
	Health Care REIT, Inc.
105,000	6.500%, 3/15/2041	109,310
	HSBC Holdings plc
80,000	4.000%, 3/30/2022	79,298
	Icahn Enterprises, LP
715,000	8.000%, 1/15/2018	743,600
	International Bank for Reconstruction & Development
465,000	2.375%, 5/26/2015	489,738
	International Lease Finance Corporation
715,000	5.875%, 4/1/2019	691,015
	J.P. Morgan Chase & Company
265,000	1.875%, 3/20/2015	265,677
	Lloyds TSB Bank plc
295,000	4.200%, 3/28/2017	297,215
	Morgan Stanley
160,000	6.000%, 5/13/2014	167,464
160,000	4.750%, 3/22/2017	160,053
	Murray Street Investment Trust I
100,000	4.647%, 3/9/2017	100,074
	PNC Funding Corporation
100,000	3.300%, 3/8/2022	98,929
	Prudential Covered Trust
100,000	2.997%, 9/30/2015[f]	101,129
	Prudential Financial, Inc.
100,000	6.200%, 11/15/2040	112,485
	Regions Bank
185,000	7.500%, 5/15/2018	209,513
	Royal Bank of Canada
400,000	3.125%, 4/14/2015[f]	423,450
	Royal Bank of Scotland plc
105,000	4.875%, 8/25/2014[f]	109,118
	SLM Corporation
160,000	6.250%, 1/25/2016	166,400
	Svenska Handelsbanken AB
105,000	3.125%, 7/12/2016	106,991
	Toronto-Dominion Bank
465,000	2.200%, 7/29/2015[f]	480,857
	Wachovia Corporation
265,000	5.625%, 10/15/2016	295,425
	WEA Finance, LLC
33,000	5.125%, 11/15/2014[f]	35,150
105,000	5.700%, 10/1/2016[f]	115,569

	Total	11,276,507

Foreign Government (<0.1%)
	Kommunalbanken AS
450,000	2.750%, 5/5/2015[f]	472,194

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.1%)	Value
Foreign Government (<0.1%) - continued
	Kreditanstalt fuer Wiederaufbau
$205,000	0.252%, 6/17/2013[e]	$204,922

	Total	677,116

Mortgage-Backed Securities (4.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,700,000	3.000%, 5/1/2027[c]	4,846,142
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
33,300,000	3.000%, 4/1/2027[c]	34,470,695
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
5,700,000	3.500%, 4/1/2042[c]	5,853,187
54,187,500	4.000%, 4/1/2042[c]	56,812,234
23,312,500	5.500%, 4/1/2042[c]	25,399,691

	Total	127,381,949

Technology (<0.1%)
	First Data Corporation
380,000	7.375%, 6/15/2019[f]	387,125
	Hewlett-Packard Company
150,000	2.600%, 9/15/2017	149,908
	Xerox Corporation
75,000	7.200%, 4/1/2016	87,205

	Total	624,238

Transportation (<0.1%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
585,000	8.250%, 1/15/2019	609,863
	Continental Airlines, Inc.
715,000	6.750%, 9/15/2015[f]	717,681
150,000	4.150%, 4/11/2024	147,562

	Total	1,475,106

U.S. Government and Agencies (2.3%)
	FDIC Structured Sale Guaranteed Notes
185,000	Zero Coupon, 1/7/2014[f]	181,816
	Federal Agricultural Mortgage Corporation
465,000	2.125%, 9/15/2015	479,814
	Federal Home Loan Banks
2,830,000	0.375%, 1/29/2014	2,829,391
4,150,000	5.000%, 11/17/2017	4,971,999
	Federal Home Loan Mortgage Corporation
920,000	2.500%, 1/7/2014	954,942
	Federal National Mortgage Association
1,725,000	1.250%, 2/27/2014	1,756,195
735,000	4.375%, 10/15/2015	827,772
1,870,000	1.375%, 11/15/2016	1,892,120
505,000	6.250%, 5/15/2029	685,446
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	467,612
	U.S. Treasury Bonds
950,000	7.625%, 2/15/2025	1,477,696
5,000,000	6.500%, 11/15/2026	7,242,190

Principal Amount	Long-Term Fixed Income (10.1%)	Value
U.S. Government and Agencies (2.3%) - continued
$2,250,000	4.375%, 5/15/2040	$2,703,868
875,000	3.125%, 11/15/2041	839,317
	U.S. Treasury Bonds, TIPS
162,290	2.375%, 1/15/2025	206,438
136,292	2.125%, 2/15/2040	179,213
	U.S. Treasury Notes
150,000	2.250%, 5/31/2014	156,000
4,315,000	0.750%, 6/15/2014	4,348,709
9,000,000	2.500%, 4/30/2015	9,531,558
1,035,000	2.000%, 1/31/2016	1,083,920
1,390,000	2.625%, 2/29/2016	1,488,712
3,350,000	3.250%, 3/31/2017	3,709,080
7,000,000	1.500%, 8/31/2018	7,019,138
9,840,000	2.000%, 2/15/2022	9,650,885
	U.S. Treasury Notes, TIPS
821,668	2.000%, 1/15/2014	878,158
617,099	1.625%, 1/15/2015	672,397
690,116	0.500%, 4/15/2015	731,630
554,364	0.125%, 4/15/2016	585,547
732,538	2.625%, 7/15/2017	880,705
569,734	1.125%, 1/15/2021	641,307

	Total	69,073,575

Utilities (0.1%)
	AES Corporation
700,000	7.375%, 7/1/2021[f]	773,500
	Consolidated Edison Company of New York, Inc.
100,000	4.200%, 3/15/2042	98,604
	Energy Transfer Partners, LP
125,000	7.500%, 7/1/2038	141,952
	Exelon Corporation
160,000	4.900%, 6/15/2015	174,526
	FirstEnergy Solutions Corporation
160,000	4.800%, 2/15/2015	173,076
	Nisource Finance Corporation
45,000	5.400%, 7/15/2014	48,932
	Sempra Energy
80,000	2.300%, 4/1/2017	80,974

	Total	1,491,564

	Total Long-Term Fixed Income (cost $292,879,391)	296,679,558

Principal Amount	Short-Term Investments (13.2%)[g]	Value
	Federal Home Loan Bank Discount Notes
64,000,000	0.061%, 4/4/2012[h]	63,999,569
15,000,000	0.075%, 4/9/2012[h]	14,999,719
34,500,000	0.075%, 4/11/2012[h]	34,499,209
69,000,000	0.082%, 4/13/2012[h]	68,997,952
72,000,000	0.091%, 4/18/2012[h]	71,996,720
11,000,000	0.071%, 4/20/2012[h]	10,999,563
10,000,000	0.105%, 5/4/2012[h]	9,999,008
44,000,000	0.090%, 5/9/2012[h]	43,995,732
10,000,000	0.085%, 5/23/2012[h]	9,998,749
6,000,000	0.110%, 5/30/2012[h]	5,998,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Short-Term Investments (13.2%)[g]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.065%, 4/4/2012[h]	$9,999,928
7,000,000	0.057%, 4/16/2012[h]	6,999,822
	Federal National Mortgage Association Discount Notes
16,600,000	0.120%, 7/18/2012[h,i]	16,593,969
	U.S. Treasury Bills
15,000,000	0.055%, 4/19/2012[h]	14,999,565
6,000,000	0.100%, 7/19/2012[h,i]	5,998,167

	Total Short-Term Investments (at amortized cost)	390,076,572

	Total Investments (cost $3,047,369,527) 104.3%	$3,068,476,325

	Other Assets and Liabilities, Net (4.3%)	(125,521,870)

	Total Net Assets 100.0%	$2,942,954,455

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $19,206,984 or 0.7% of total net assets.

g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
i	At March 30, 2012, $22,592,135 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$165,254,922
Gross unrealized depreciation	(144,148,124)

Net unrealized appreciation (depreciation)	$21,106,798

Cost for federal income tax purposes	$3,047,369,527

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Technology	615,769	–	–	615,769
Mutual Funds
Equity Mutual Funds	1,285,315,408	1,285,315,408	–	–
Fixed Income Mutual Funds	399,463,786	399,463,786	–	–
Common Stock
Consumer Discretionary	89,611,899	89,611,899	–	–
Consumer Staples	55,749,871	55,749,871	–	–
Energy	97,081,304	95,059,557	2,021,747	–
Financials	91,800,376	91,800,376	–	–
Health Care	82,466,684	82,466,684	–	–
Industrials	86,295,395	86,295,395	–	–
Information Technology	152,680,025	152,680,025	–	–
Materials	27,095,417	27,095,417	–	–
Telecommunications Services	4,954,914	4,954,914	–	–
Utilities	8,589,347	8,589,347	–	–
Long-Term Fixed Income
Asset-Backed Securities	9,584,377	–	9,584,377	–
Basic Materials	4,630,770	–	4,630,770	–
Capital Goods	2,391,069	–	2,391,069	–
Collateralized Mortgage Obligations	16,718,708	–	16,718,708	–
Commercial Mortgage-Backed Securities	26,251,396	–	26,251,396	–
Communications Services	8,300,577	–	8,300,577	–
Consumer Cyclical	6,188,520	–	6,188,520	–
Consumer Non-Cyclical	5,980,241	–	5,980,241	–
Energy	4,633,845	–	4,633,845	–
Financials	11,276,507	–	11,276,507	–
Foreign Government	677,116	–	677,116	–
Mortgage-Backed Securities	127,381,949	–	127,381,949	–
Technology	624,238	–	624,238	–
Transportation	1,475,106	–	1,475,106	–
U.S. Government and Agencies	69,073,575	–	69,073,575	–
Utilities	1,491,564	–	1,491,564	–
Short-Term Investments	390,076,572	–	390,076,572	–

Total	$3,068,476,325	$2,379,082,679	$688,777,877	$615,769

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,782,736	7,782,736	–	–

Total Asset Derivatives	$7,782,736	$7,782,736	$–	$–

Liability Derivatives
Futures Contracts	3,424,003	3,424,003	–	–
Foreign Currency Forward Contracts	5	–	5	–

Total Liability Derivatives	$3,424,008	$3,424,003	$5	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately Aggressive Allocation Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Bank Loans Technology	–	–	4,894	610,875	–	–	–	615,769

Total	$–	$–	$4,894	$610,875	$–	$–	$–	$615,769

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

* The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 30, 2012 of $4,894.

The significant unobservable input used in the fair value measurement of the Bank Loans Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(110)	June 2012	($24,225,446)	($24,215,469)	$9,977
10-Yr. U.S. Treasury Bond Futures	65	June 2012	8,537,542	8,416,485	(121,057)
20-Yr. U.S. Treasury Bond Futures	245	June 2012	34,185,903	33,748,750	(437,153)
Mini MSCI EAFE Index Futures	294	June 2012	22,319,023	22,661,520	342,497
Russell 2000 Index Mini-Futures	(1,257)	June 2012	(102,371,362)	(104,041,890)	(1,670,528)
S&P 400 Index Mini-Futures	(1,234)	June 2012	(121,254,555)	(122,449,820)	(1,195,265)
S&P 500 Index Futures	818	June 2012	279,524,138	286,954,400	7,430,262
Total Futures Contracts					$4,358,733

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Euro	SSB	1,762	4/2/2012	$2,345	$2,350	($5)
Total Sales				$2,345	$2,350	($5)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($5)

Counterparty
SSB –	State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Partner Small Cap Growth	$62,803,020	$–	$–	5,056,075	$70,384,604	$–
Partner Small Cap Value	64,077,118	–	–	3,436,858	70,074,778	–
Small Cap Stock	54,297,906	–	–	4,528,335	60,014,929	–
Partner Mid Cap Value	77,040,544	–	–	6,158,169	86,796,316	–
Mid Cap Stock	161,523,408	–	–	14,071,209	179,889,150	–
Partner Worldwide Allocation	136,290,534	27,000,000	–	21,855,477	181,804,786	–
Partner International Stock	178,908,630	–	–	19,477,076	202,111,670	–
Large Cap Value	191,568,241	–	–	18,430,656	214,285,868	–
Large Cap Stock	175,660,184	–	–	21,658,100	198,334,049	–
Equity Income Plus	19,597,241	–	–	2,223,952	21,619,258	–
High Yield	105,113,270	2,025,952	336,108	22,896,726	110,827,021	2,026,101
Income	183,615,301	1,904,334	470,551	18,344,684	188,842,006	1,904,917
Limited Maturity Bond	104,562,151	470,346	6,598,886	10,184,698	99,794,759	470,323
Total Value and Income Earned	1,515,057,548				1,684,779,194	4,401,341

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Bank Loans (<0.1%)[a]	Value
Technology (<0.1%)
	Lawson Software, Inc., Term Loan
$1,275,000	8.113%, 3/16/2018[b,c]	$1,276,594

	Total	1,276,594

	Total Bank Loans (cost $1,266,525)	1,276,594

Shares	Mutual Funds (59.1%)	Value
Equity Mutual Funds (29.9%)
4,491,902	Thrivent Partner Small Cap Growth Portfolio[d]	62,530,866
4,235,223	Thrivent Partner Small Cap Value Portfolio	86,352,800
3,596,908	Thrivent Small Cap Stock Portfolio[d]	47,670,541
5,853,149	Thrivent Partner Mid Cap Value Portfolio	82,497,204
11,623,612	Thrivent Mid Cap Stock Portfolio	148,598,579
30,358,324	Thrivent Partner Worldwide Allocation Portfolio	252,535,715
17,546,838	Thrivent Partner International Stock Portfolio	182,081,779
25,642,869	Thrivent Large Cap Value Portfolio	298,139,378
20,069,137	Thrivent Large Cap Stock Portfolio	183,783,120
2,930,787	Thrivent Equity Income Plus Portfolio	28,490,473

	Total	1,372,680,455

Fixed Income Mutual Funds (29.2%)
35,859,770	Thrivent High Yield Portfolio	173,572,045
59,893,964	Thrivent Income Portfolio	616,554,451
56,269,436	Thrivent Limited Maturity Bond Portfolio	551,356,066

	Total	1,341,482,562

	Total Mutual Funds (cost $2,735,607,628)	2,714,163,017

Shares	Common Stock (16.4%)	Value
Consumer Discretionary (2.0%)
6,189	Abercrombie & Fitch Company	307,036
58,792	Amazon.com, Inc.[d]	11,905,968
6,880	Autoliv, Inc.	461,304
61,600	Big Lots, Inc.[d]	2,650,032
37,900	BJ’s Restaurants, Inc.[d]	1,908,265
21,888	Buffalo Wild Wings, Inc.[d]	1,985,023
18,490	CBS Corporation	626,996
13,200	Charter Communications, Inc.[d]	837,540
16,620	Children’s Place Retail Stores, Inc.[d]	858,755
83,800	Coach, Inc.	6,476,064
247,594	Comcast Corporation	7,430,296
4,512	Darden Restaurants, Inc.	230,834
18,887	Delphi Automotive plc[d]	596,829
104,134	Discovery Communications, Inc.[d]	5,269,180
4,400	DISH Network Corporation	144,892
15,990	Dollar Tree, Inc.[d]	1,510,895
83,426	Foot Locker, Inc.	2,590,377
105,000	Gannett Company, Inc.	1,609,650
5,591	Gentex Corporation	136,980

Shares	Common Stock (16.4%)	Value
Consumer Discretionary (2.0%) - continued
7,378	GNC Holdings, Inc.	$257,418
12,930	Harley-Davidson, Inc.	634,604
93,400	Home Depot, Inc.	4,698,954
11,590	J.C. Penney Company, Inc.	410,634
189,865	Las Vegas Sands Corporation	10,930,528
41,583	Life Time Fitness, Inc.[d]	2,102,852
9,545	Limited Brands, Inc.	458,160
35,400	Lowe’s Companies, Inc.	1,110,852
12,262	Macy’s, Inc.	487,169
121,200	Mattel, Inc.	4,079,592
18,400	McDonald’s Corporation	1,805,040
52,500	Meredith Corporation	1,704,150
95,770	News Corporation	1,913,485
29,210	Omnicom Group, Inc.	1,479,487
5,233	O’Reilly Automotive, Inc.[d]	478,035
4,891	Panera Bread Company[d]	787,060
13,600	Penn National Gaming, Inc.[d]	584,528
9,202	PetSmart, Inc.	526,539
146,572	Pier 1 Imports, Inc.[d]	2,664,679
3,800	Priceline.com, Inc.[d]	2,726,500
14,970	Time Warner Cable, Inc.	1,220,055
21,400	Toll Brothers, Inc.[d]	513,386
5,181	Tractor Supply Company	469,191
1,643	VF Corporation	239,845
4,800	Warnaco Group, Inc.[d]	280,320
6,561	Williams-Sonoma, Inc.	245,906
33,291	WMS Industries, Inc.[d]	789,996

	Total	91,135,881

Consumer Staples (1.4%)
184,782	Altria Group, Inc.	5,704,220
108,484	Anheuser-Busch InBev NV ADR	7,888,957
124,470	Archer-Daniels-Midland Company	3,940,720
56,845	British American Tobacco plc ADR	5,753,851
35,400	Bunge, Ltd.	2,422,776
4,115	Clorox Company	282,906
76,950	Coca-Cola Company	5,695,070
34,300	Colgate-Palmolive Company	3,353,854
100,996	Corn Products International, Inc.	5,822,419
24,090	CVS Caremark Corporation	1,079,232
19,680	Diageo plc ADR	1,899,120
67,832	Kraft Foods, Inc.	2,578,294
98,190	Philip Morris International, Inc.	8,700,616
13,046	TreeHouse Foods, Inc.[d]	776,237
112,232	Wal-Mart Stores, Inc.	6,868,598
7,643	Whole Foods Market, Inc.	635,898

	Total	63,402,768

Energy (2.5%)
170,713	Alpha Natural Resources, Inc.[d]	2,596,545
99,758	Apache Corporation	10,019,693
264,499	Arch Coal, Inc.	2,832,784
39,100	Baker Hughes, Inc.	1,639,854
75,470	BP plc ADR	3,396,150
50,800	Cameron International Corporation[d]	2,683,764
50,500	Chevron Corporation	5,415,620
4,625	Concho Resources, Inc.[d]	472,120
40,010	ConocoPhillips	3,041,160
35,400	Dril-Quip, Inc.[d]	2,301,708
150,040	ENSCO International plc ADR	7,941,617

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (16.4%)	Value
Energy (2.5%) - continued
80,227	EOG Resources, Inc.	$8,913,220
90,700	Exxon Mobil Corporation	7,866,411
57,866	Helix Energy Solutions Group, Inc.[d]	1,030,015
143,500	Nabors Industries, Ltd.[d]	2,509,815
12,283	National Oilwell Varco, Inc.	976,130
59,100	Newfield Exploration Company[d]	2,049,588
67,200	Occidental Petroleum Corporation	6,399,456
40,833	Oil States International, Inc.[d]	3,187,424
239,332	Patriot Coal Corporation[d]	1,493,432
247,187	Peabody Energy Corporation	7,158,536
86,000	Petroleo Brasileiro SA ADR	2,284,160
147,608	Petroleum Geo-Services ASA[d]	2,161,537
79,400	Plains Exploration & Production Company[d]	3,386,410
2,700	SM Energy Company	191,079
18,400	Southwestern Energy Company[d]	563,040
134,479	Swift Energy Company[d]	3,903,925
70,700	Ultra Petroleum Corporation[d]	1,599,941
294,840	Valero Energy Corporation	7,598,027
752,622	Weatherford International, Ltd.[d]	11,357,066
2,065	Whiting Petroleum Corporation[d]	112,129
12,810	WPX Energy, Inc.[d]	230,708

	Total	117,313,064

Financials (2.3%)
10,130	ACE, Ltd.	741,516
22,679	Affiliated Managers Group, Inc.[d]	2,535,739
6,600	Allied World Assurance Company Holdings AG	453,222
20,100	American Campus Communities, Inc.	898,872
106,800	Ameriprise Financial, Inc.	6,101,484
36,500	Apartment Investment & Management Company	963,965
15,500	Aspen Insurance Holdings, Ltd.	433,070
74,490	Bank of America Corporation	712,869
22,259	Boston Properties, Inc.	2,336,972
13,270	Capital One Financial Corporation	739,670
37,400	CBL & Associates Properties, Inc.	707,608
72,930	Charles Schwab Corporation	1,048,004
119,477	Citigroup, Inc.	4,366,884
20,991	CME Group, Inc.	6,073,326
19,329	Discover Financial Services	644,429
43,400	Douglas Emmett, Inc.	989,954
41,189	Duke Realty Corporation	590,650
15,200	Endurance Specialty Holdings, Ltd.	618,032
12,500	Equity Lifestyle Properties, Inc.	871,750
39,564	Equity Residential	2,477,498
51,563	HCC Insurance Holdings, Inc.	1,607,219
15,000	Home Properties, Inc.	915,150
51,746	Host Hotels & Resorts, Inc.	849,669
10,300	iShares Russell 2000 Index Fund	853,355
190,857	J.P. Morgan Chase & Company	8,775,605
122,401	Kimco Realty Corporation	2,357,443
87,780	KKR & Company, LP	1,301,777
18,807	Lazard, Ltd.	537,128
12,700	M&T Bank Corporation	1,103,376
117,500	Marsh & McLennan Companies, Inc.	3,852,825
65,090	MetLife, Inc.	2,431,112

Shares	Common Stock (16.4%)	Value
Financials (2.3%) - continued
27,700	NASDAQ OMX Group, Inc.[d]	$717,430
15,200	Northern Trust Corporation	721,240
51,300	Och-Ziff Capital Management Group, LLC	476,064
126,400	Ocwen Financial Corporation[d]	1,975,632
1,281,095	Popular, Inc.[d]	2,626,245
5,300	ProAssurance Corporation	466,983
228,780	Progressive Corporation	5,303,120
14,300	Protective Life Corporation	423,566
16,392	Public Storage, Inc.	2,264,883
16,729	Simon Property Group, Inc.	2,437,081
47,390	State Street Corporation	2,156,245
76,080	SunTrust Banks, Inc.	1,838,854
15,770	SVB Financial Group[d]	1,014,642
20,800	T. Rowe Price Group, Inc.	1,358,240
28,500	Tanger Factory Outlet Centers, Inc.	847,305
6,648	Taubman Centers, Inc.	484,972
15,483	TD Ameritrade Holding Corporation	305,635
35,600	Torchmark Corporation	1,774,660
20,100	Tower Group, Inc.	450,843
93,300	U.S. Bancorp	2,955,744
43,630	Unum Group	1,068,062
12,340	Vanguard REIT ETF	784,947
27,496	Vornado Realty Trust	2,315,163
34,834	W.R. Berkley Corporation	1,258,204
241,463	Wells Fargo & Company	8,243,547
142,283	Zions Bancorporation	3,053,393

	Total	106,212,873

Health Care (1.9%)
11,148	Alexion Pharmaceuticals, Inc.[d]	1,035,203
81,100	Align Technology, Inc.[d]	2,234,305
9,329	AmerisourceBergen Corporation	370,175
67,300	Amgen, Inc.	4,575,727
137,939	Baxter International, Inc.	8,245,993
63,300	Biogen Idec, Inc.[d]	7,973,901
5,400	BioMarin Pharmaceutical, Inc.[d]	184,950
216,700	Bristol-Myers Squibb Company	7,313,625
6,201	C.R. Bard, Inc.	612,163
4,517	CIGNA Corporation	222,462
38,297	Covance, Inc.[d]	1,824,086
34,960	Covidien plc	1,911,613
180,300	Eli Lilly and Company	7,260,681
77,500	Gilead Sciences, Inc.[d]	3,785,875
73,524	Health Net, Inc.[d]	2,920,373
31,100	Hologic, Inc.[d]	670,205
62,260	Johnson & Johnson	4,106,670
63,980	Merck & Company, Inc.	2,456,832
1,661	Mettler-Toledo International, Inc.[d]	306,870
3,179	Onyx Pharmaceuticals, Inc.[d]	119,785
1,600	Perrigo Company	165,296
258,452	Pfizer, Inc.	5,856,522
78,041	PSS World Medical, Inc.[d]	1,977,559
74,400	Shire Pharmaceuticals Group plc ADR	7,049,400
4,946	SXC Health Solutions Corporation[d]	370,752
23,000	Thoratec Corporation[d]	775,330
50,080	United Therapeutics Corporation[d]	2,360,270
158,317	UnitedHealth Group, Inc.	9,331,204

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (16.4%)	Value
Health Care (1.9%) - continued
8,110	Varian Medical Systems, Inc.[d]	$559,266
6,600	Waters Corporation[d]	611,556
8,530	Watson Pharmaceuticals, Inc.[d]	572,022
11,382	Zimmer Holdings, Inc.	731,635

	Total	88,492,306

Industrials (1.9%)
34,700	3M Company	3,095,587
83,800	Actuant Corporation	2,429,362
6,456	AMETEK, Inc.	313,181
13,275	BE Aerospace, Inc.[d]	616,889
79,560	Boeing Company	5,916,877
23,125	Chicago Bridge and Iron Company	998,769
22,397	CSX Corporation	481,984
24,100	Cummins, Inc.	2,892,964
78,340	Deluxe Corporation	1,834,723
109,400	Dover Corporation	6,885,636
78,481	EMCOR Group, Inc.	2,175,493
15,682	Expeditors International of Washington, Inc.	729,370
3,416	Flowserve Corporation	394,582
66,690	FTI Consulting, Inc.[d]	2,502,209
53,700	GATX Corporation	2,164,110
153,200	General Electric Company	3,074,724
22,962	Honeywell International, Inc.	1,401,830
26,360	Jacobs Engineering Group, Inc.[d]	1,169,593
11,430	JB Hunt Transport Services, Inc.	621,449
8,845	Kansas City Southern[d]	634,098
25,600	L-3 Communications Holdings, Inc.	1,811,712
85,000	Lockheed Martin Corporation	7,638,100
212,231	Manitowoc Company, Inc.	2,941,522
10,200	Manpower, Inc.	483,174
29,658	Oshkosh Corporation[d]	687,176
124,148	Parker Hannifin Corporation	10,496,713
8,102	Pentair, Inc.	385,736
84,600	Pitney Bowes, Inc.	1,487,268
18,300	Republic Services, Inc.	559,248
6,492	Roper Industries, Inc.	643,747
72,027	Shaw Group, Inc.[d]	2,283,976
39,419	SPX Corporation	3,056,155
4,005	Stericycle, Inc.[d]	334,978
147,200	Tyco International, Ltd.	8,269,696
72,387	United Technologies Corporation	6,003,778

	Total	87,416,409

Information Technology (3.4%)
70,800	ADTRAN, Inc.	2,208,252
50,954	Akamai Technologies, Inc.[d]	1,870,012
11,200	Alliance Data Systems Corporation[d]	1,410,752
8,566	ANSYS, Inc.[d]	556,961
50,307	Apple, Inc.[d]	30,157,537
229,134	Atmel Corporation[d]	2,259,261
2,989	Autodesk, Inc.[d]	126,494
21,067	Baidu.com, Inc. ADR[d]	3,070,937
99,967	Broadcom Corporation[d]	3,928,703
69,500	Cavium, Inc.[d]	2,150,330
14,200	Ciena Corporation[d]	229,898
146,160	Cisco Systems, Inc.	3,091,284
39,476	Cognizant Technology Solutions Corporation[d]	3,037,678
43,400	CoreLogic, Inc.[d]	708,288

Shares	Common Stock (16.4%)	Value
Information Technology (3.4%) - continued
137,529	eBay, Inc.[d]	$5,073,445
21,072	Electronic Arts, Inc.[d]	347,267
29,940	F5 Networks, Inc.[d]	4,040,702
8,512	Fortinet, Inc.[d]	235,357
16,784	Google, Inc.[d]	10,762,572
109,600	Intel Corporation	3,080,856
10,451	International Business Machines Corporation	2,180,601
16,193	Itron, Inc.[d]	735,324
30,424	Juniper Networks, Inc.[d]	696,101
2,414	Lam Research Corporation[d]	107,713
32,389	Marvell Technology Group, Ltd.[d]	509,479
3,287	Mercadolibre, Inc.	321,436
479,155	Microsoft Corporation	15,452,749
73,640	NetApp, Inc.[d]	3,296,863
4,556	Nice Systems, Ltd. ADR[d]	179,051
21,726	Nuance Communications, Inc.[d]	555,751
76,006	NVIDIA Corporation[d]	1,169,732
28,300	ON Semiconductor Corporation[d]	254,983
62,300	OpenTable, Inc.[d]	2,521,281
377,195	Oracle Corporation	10,999,006
57,566	Plantronics, Inc.	2,317,607
88,700	Polycom, Inc.[d]	1,691,509
119,092	QUALCOMM, Inc.	8,100,638
7,317	Red Hat, Inc.[d]	438,215
10,400	Riverbed Technology, Inc.[d]	292,032
34,735	Salesforce.com, Inc.[d]	5,366,905
12,275	Teradata Corporation[d]	836,541
186,796	Teradyne, Inc.[d]	3,154,984
292,960	Texas Instruments, Inc.	9,846,386
69,565	TIBCO Software, Inc.[d]	2,121,733
54,163	VeriFone Systems, Inc.[d]	2,809,435
67,233	Xilinx, Inc.	2,449,298

	Total	156,751,939

Materials (0.7%)
1,700	Agrium, Inc.	146,829
11,704	Albemarle Corporation	748,120
28,200	BHP Billiton, Ltd. ADR	2,041,680
7,945	Celanese Corporation	366,900
35,600	Cliffs Natural Resources, Inc.	2,465,656
3,446	FMC Corporation	364,794
388,707	Freeport-McMoRan Copper & Gold, Inc.	14,786,414
12,300	LyondellBasell Industries NV	536,895
32,200	Mosaic Company	1,780,338
4,869	Newmont Mining Corporation	249,634
38,200	Rio Tinto plc ADR	2,123,538
13,947	Sigma-Aldrich Corporation	1,018,968
17,722	Silgan Holdings, Inc.	783,312
8,586	Silver Wheaton Corporation	285,055
50,730	Steel Dynamics, Inc.	737,614
38,153	Walter Energy, Inc.	2,259,039

	Total	30,694,786

Telecommunications Services (0.1%)
5,156	SBA Communications Corporation[d]	261,976
20,105	TW Telecom, Inc.[d]	445,527
104,226	Verizon Communications, Inc.	3,984,560

	Total	4,692,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (16.4%)	Value
Utilities (0.2%)
33,200	CMS Energy Corporation	$730,400
55,060	Exelon Corporation	2,158,902
78,600	NiSource, Inc.	1,913,910
44,973	NV Energy, Inc.	724,965
103,300	PNM Resources, Inc.	1,890,390
19,000	Public Service Enterprise Group, Inc.	581,590
44,561	Southwest Gas Corporation	1,904,537

	Total	9,904,694

	Total Common Stock (cost $683,290,234)	756,016,783

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Asset-Backed Securities (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
4,075,065	0.392%, 8/25/2036[e]	3,152,902
	GSAMP Trust
3,789,972	0.422%, 2/25/2036[e]	3,017,947
	J.P. Morgan Mortgage Acquisition Corporation
5,300,000	5.461%, 10/25/2036	4,151,712
	Morgan Stanley Capital, Inc.
4,083,271	0.392%, 2/25/2037[e]	2,193,611
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036	3,738,722
3,961,085	5.580%, 11/25/2036	2,128,699

	Total	18,383,593

Basic Materials (0.3%)
	ArcelorMittal
300,000	5.375%, 6/1/2013	311,359
	Arch Coal, Inc.
1,420,000	7.000%, 6/15/2019[f]	1,309,950
	Dow Chemical Company
760,000	5.900%, 2/15/2015	855,527
1,750,000	4.250%, 11/15/2020	1,831,170
	FMG Resources Property, Ltd.
1,420,000	8.250%, 11/1/2019[f]	1,491,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,475,000	8.875%, 2/1/2018	1,526,625
	LyondellBasell Industries NV
1,505,000	5.000%, 4/15/2019[c,f]	1,505,000
	Novelis, Inc.
1,420,000	8.375%, 12/15/2017	1,540,700
	Rio Tinto Finance USA, Ltd.
1,125,000	1.125%, 3/20/2015	1,125,947

	Total	11,497,278

Capital Goods (0.1%)
	Bombardier, Inc.
1,475,000	5.750%, 3/15/2022[f]	1,434,438
	Case New Holland, Inc.
1,440,000	7.875%, 12/1/2017	1,674,000
	Caterpillar Financial Services Corporation
760,000	1.050%, 3/26/2015	762,538
	Textron, Inc.
300,000	5.600%, 12/1/2017	325,306

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Capital Goods (0.1%) - continued
	UR Financing Escrow Corporation
$1,475,000	7.375%, 5/15/2020[f]	$1,508,188

	Total	5,704,470

Collateralized Mortgage Obligations (0.9%)
	Citigroup Mortgage Loan Trust, Inc.
1,652,915	5.500%, 11/25/2035	1,433,222
	CitiMortgage Alternative Loan Trust
5,614,721	5.750%, 4/25/2037	3,804,002
	Countrywide Alternative Loan Trust
2,392,887	6.000%, 4/25/2036	1,623,550
1,145,065	6.000%, 1/25/2037	792,563
6,546,684	5.500%, 5/25/2037	4,581,789
5,556,612	7.000%, 10/25/2037	3,504,261
	Countrywide Home Loans, Inc.
2,675,823	5.750%, 4/25/2037	2,344,101
	Deutsche Alt-A Securities, Inc.
1,027,547	5.500%, 10/25/2021	1,000,678
1,925,279	6.000%, 10/25/2021	1,671,146
	GSR Mortgage Loan Trust
2,838,431	0.432%, 8/25/2046[e]	2,336,020
	HomeBanc Mortgage Trust
2,532,108	2.362%, 4/25/2037	1,569,064
	J.P. Morgan Mortgage Trust
1,402,173	2.783%, 6/25/2036	1,017,337
468,234	2.757%, 10/25/2036	368,505
6,789,702	6.250%, 8/25/2037	4,356,993
	MASTR Alternative Loans Trust
1,286,227	6.500%, 7/25/2034	1,347,186
	Merrill Lynch Alternative Note Asset Trust
1,271,113	6.000%, 3/25/2037	943,391
	Sequoia Mortgage Trust
1,922,091	5.339%, 9/20/2046	662,779
	WaMu Mortgage Pass Through Certificates
534,582	2.520%, 9/25/2036	383,125
1,883,686	2.589%, 10/25/2036	1,343,624
	WaMu Mortgage Pass-Through Certificates
4,803,880	2.283%, 11/25/2036	3,383,468

	Total	38,466,804

Commercial Mortgage-Backed Securities (1.2%)
	Banc of America Commercial Mortgage, Inc.
7,200,000	5.664%, 4/10/2049	7,922,664
4,975,000	5.633%, 6/10/2049	5,524,693
	Bear Stearns Commercial Mortgage Securities, Inc.
3,500,000	5.331%, 2/11/2044	3,770,088
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,281,514
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,790,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Commercial Mortgage-Backed Securities (1.2%) - continued
	Credit Suisse Mortgage Capital Certificates
$8,875,000	5.509%, 9/15/2039	$8,634,381
	Government National Mortgage Association
531,842	2.164%, 3/16/2033	540,040
470,562	3.214%, 1/16/2040	490,927
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	4,483,232
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,650,000	5.734%, 2/12/2049	3,598,166
	Morgan Stanley Capital, Inc.
2,650,000	5.406%, 3/15/2044	2,584,296
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	5,297,600

	Total	53,918,167

Communications Services (0.5%)
	AT&T, Inc.
1,520,000	2.400%, 8/15/2016	1,570,589
	Cablevision Systems Corporation
1,410,000	8.625%, 9/15/2017	1,535,137
	CCO Holdings, LLC
1,440,000	7.000%, 1/15/2019	1,526,400
	CenturyLink, Inc.
1,100,000	5.800%, 3/15/2022	1,074,161
	Clear Channel Worldwide Holdings, Inc.
415,000	7.625%, 3/15/2020[f]	406,700
1,060,000	7.625%, 3/15/2020[f]	1,022,900
	Comcast Corporation
1,125,000	6.500%, 1/15/2015	1,283,689
	DIRECTV Holdings, LLC
760,000	2.400%, 3/15/2017[f]	753,256
	Hughes Satellite Systems Corporation
1,410,000	6.500%, 6/15/2019	1,473,450
	Intelsat Jackson Holdings SA
1,410,000	7.250%, 4/1/2019	1,482,262
	Level 3 Financing, Inc.
1,520,000	8.625%, 7/15/2020[f]	1,596,000
	Nara Cable Funding, Ltd.
1,475,000	8.875%, 12/1/2018[f]	1,401,250
	NBCUniversal Media, LLC
760,000	2.875%, 4/1/2016	789,781
	Sprint Nextel Corporation
740,000	9.125%, 3/1/2017[f]	736,300
690,000	9.000%, 11/15/2018[f]	757,275
	Time Warner Cable, Inc.
385,000	7.500%, 4/1/2014	433,311
385,000	3.500%, 2/1/2015	407,797
	UPCB Finance V, Ltd.
1,420,000	7.250%, 11/15/2021[f]	1,501,650
	Verizon Communications, Inc.
1,520,000	5.500%, 2/15/2018	1,781,530

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Communications Services (0.5%) - continued
	Virgin Media Finance plc
$1,475,000	5.250%, 2/15/2022	$1,462,094

	Total	22,995,532

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
695,000	8.000%, 6/15/2019	698,475
	Federated Retail Holdings, Inc.
760,000	5.900%, 12/1/2016	872,139
	Ford Motor Credit Company, LLC
1,475,000	5.000%, 5/15/2018	1,527,888
	Lennar Corporation
1,420,000	12.250%, 6/1/2017	1,824,700
	Limited Brands, Inc.
1,240,000	5.625%, 2/15/2022	1,250,850
	Macy’s Retail Holdings, Inc.
760,000	3.875%, 1/15/2022	762,215
	MGM Resorts International
1,335,000	11.125%, 11/15/2017	1,510,219
	Rite Aid Corporation
1,420,000	7.500%, 3/1/2017	1,448,400
	Service Corporation International
1,475,000	8.000%, 11/15/2021	1,703,625
	Toys R Us Property Company II, LLC
1,420,000	8.500%, 12/1/2017	1,482,125
	Volkswagen International Finance NV
725,000	1.625%, 3/22/2015[f]	724,977

	Total	13,805,613

Consumer Non-Cyclical (0.3%)
	Aristotle Holding, Inc.
385,000	2.750%, 11/21/2014[f]	395,573
	Community Health Systems, Inc.
367,000	8.875%, 7/15/2015	380,304
1,475,000	8.000%, 11/15/2019[f]	1,526,625
	Express Scripts, Inc.
385,000	3.125%, 5/15/2016	400,903
	Fresenius Medical Care US Finance II, Inc.
1,470,000	5.625%, 7/31/2019[f]	1,514,100
	Gilead Sciences, Inc.
385,000	2.400%, 12/1/2014	398,259
100,000	3.050%, 12/1/2016	104,638
	HCA, Inc.
1,475,000	5.875%, 3/15/2022	1,476,844
	JBS USA, LLC
1,420,000	7.250%, 6/1/2021[f]	1,373,850
	Kinetic Concepts, Inc./KCI USA, Inc.
1,440,000	10.500%, 11/1/2018[f]	1,495,800
	Lorillard Tobacco Company
950,000	3.500%, 8/4/2016	989,081
	Reynolds Group Issuer, Inc.
1,430,000	6.875%, 2/15/2021[f]	1,480,050
	SABMiller Holdings, Inc.
725,000	1.850%, 1/15/2015[f]	734,735
725,000	2.450%, 1/15/2017[f]	734,094

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Consumer Non-Cyclical (0.3%) - continued
	Teva Pharmaceutical Finance IV, LLC
$360,000	1.700%, 11/10/2014	$365,596
	Tyson Foods, Inc.
760,000	10.500%, 3/1/2014	881,600
	Valeant Pharmaceuticals International
1,420,000	6.875%, 12/1/2018[f]	1,430,650

	Total	15,682,702

Energy (0.2%)
	Anadarko Petroleum Corporation
155,000	5.750%, 6/15/2014	168,310
	Concho Resources, Inc.
1,475,000	5.500%, 10/1/2022	1,452,875
	Denbury Resources, Inc.
1,470,000	6.375%, 8/15/2021	1,554,525
	Forest Oil Corporation
1,475,000	7.250%, 6/15/2019	1,441,812
	Harvest Operations Corporation
1,190,000	6.875%, 10/1/2017[f]	1,261,400
	Linn Energy, LLC
1,430,000	7.750%, 2/1/2021	1,483,625
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
1,410,000	6.500%, 8/15/2021	1,498,125
	Phillips 66
375,000	1.950%, 3/5/2015[f]	377,594
550,000	2.950%, 5/1/2017[f]	559,021
	Suncor Energy, Inc.
385,000	6.100%, 6/1/2018	462,616
	Weatherford International, Ltd.
760,000	6.750%, 9/15/2040	847,043

	Total	11,106,946

Financials (1.0%)
	Achmea Hypotheekbank NV
371,000	3.200%, 11/3/2014[f]	387,809
	Ally Financial, Inc.
1,475,000	5.500%, 2/15/2017	1,476,754
	American Express Credit Corporation
760,000	2.375%, 3/24/2017	761,169
	American International Group, Inc.
760,000	3.000%, 3/20/2015	765,234
760,000	3.800%, 3/22/2017	769,543
	ANZ National International, Ltd.
760,000	3.125%, 8/10/2015[f]	776,742
	Bank of America Corporation
1,520,000	7.750%, 8/15/2015	1,682,193
1,885,000	3.875%, 3/22/2017	1,895,396
	Bank of Nova Scotia
600,000	1.450%, 7/26/2013[f]	606,692
	Canadian Imperial Bank of Commerce
610,000	2.600%, 7/2/2015[f]	637,881
	Capital One Financial Corporation
760,000	2.150%, 3/23/2015	761,173

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Financials (1.0%) - continued
	Cie de Financement Foncier
$400,000	2.250%, 3/7/2014[f]	$404,240
	CIT Group, Inc.
1,475,000	7.000%, 5/2/2017[f]	1,478,688
	Citigroup, Inc.
760,000	5.850%, 7/2/2013	795,105
760,000	5.125%, 5/5/2014	801,433
1,125,000	5.000%, 9/15/2014	1,165,083
1,125,000	4.750%, 5/19/2015	1,184,443
	CNA Financial Corporation
1,885,000	7.350%, 11/15/2019	2,200,445
	Developers Diversified Realty Corporation
1,885,000	7.500%, 4/1/2017	2,138,727
	Dexia Credit Local SA
600,000	2.750%, 4/29/2014[f]	585,494
	Discover Bank
760,000	8.700%, 11/18/2019	945,737
	General Electric Capital Corporation
760,000	6.750%, 3/15/2032	908,007
	Hartford Financial Services Group, Inc.
195,000	7.300%, 11/1/2015	220,489
	Health Care REIT, Inc.
760,000	6.500%, 3/15/2041	791,193
	HSBC Holdings plc
565,000	4.000%, 3/30/2022	560,039
	Icahn Enterprises, LP
1,465,000	8.000%, 1/15/2018	1,523,600
	ING Bank NV
750,000	3.750%, 3/7/2017[f]	742,854
	International Bank for Reconstruction & Development
600,000	2.375%, 5/26/2015	631,919
	International Lease Finance Corporation
1,475,000	5.875%, 4/1/2019	1,425,520
	J.P. Morgan Chase & Company
1,885,000	1.875%, 3/20/2015	1,889,812
	Lloyds TSB Bank plc
2,075,000	4.200%, 3/28/2017	2,090,583
	Morgan Stanley
1,125,000	6.000%, 5/13/2014	1,177,478
1,125,000	4.750%, 3/22/2017	1,125,375
	Murray Street Investment Trust I
725,000	4.647%, 3/9/2017	725,537
	Nordea Bank AB
800,000	2.250%, 3/20/2015[f]	800,306
	PNC Funding Corporation
725,000	3.300%, 3/8/2022	717,234
	Prudential Covered Trust
570,000	2.997%, 9/30/2015[f]	576,435
	Prudential Financial, Inc.
725,000	6.200%, 11/15/2040	815,515
	Regions Bank
1,225,000	7.500%, 5/15/2018	1,387,313
	Royal Bank of Canada
550,000	3.125%, 4/14/2015[f]	582,243
	Royal Bank of Scotland plc
760,000	4.875%, 8/25/2014[f]	789,809

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Financials (1.0%) - continued
	SLM Corporation
$1,125,000	6.250%, 1/25/2016	$1,170,000
	Svenska Handelsbanken AB
760,000	3.125%, 7/12/2016	774,410
	Toronto-Dominion Bank
610,000	2.200%, 7/29/2015[f]	630,802
	Wachovia Corporation
1,885,000	5.625%, 10/15/2016	2,101,421
	WEA Finance, LLC
227,000	5.125%, 11/15/2014[f]	241,791
760,000	5.700%, 10/1/2016[f]	836,499

	Total	47,456,165

Foreign Government (<0.1%)
	Kommunalbanken AS
600,000	2.750%, 5/5/2015[f]	629,592
	Kreditanstalt fuer Wiederaufbau
295,000	0.252%, 6/17/2013[e]	294,888

	Total	924,480

Mortgage-Backed Securities (5.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
6,150,000	3.000%, 5/1/2027[c]	6,341,228
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
40,800,000	3.000%, 4/1/2027[c]	42,234,365
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
14,450,000	3.500%, 4/1/2042[c]	14,838,344
100,437,500	4.000%, 4/1/2042[c]	105,302,491
66,262,500	5.500%, 4/1/2042[c]	72,195,048

	Total	240,911,476

Technology (0.1%)
	First Data Corporation
790,000	7.375%, 6/15/2019[f]	804,813
	Hewlett-Packard Company
1,100,000	2.600%, 9/15/2017	1,099,322
	Xerox Corporation
530,000	7.200%, 4/1/2016	616,252

	Total	2,520,387

Transportation (0.1%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
860,000	8.250%, 1/15/2019	896,550
	Continental Airlines, Inc.
1,475,000	6.750%, 9/15/2015[f]	1,480,531
1,100,000	4.150%, 4/11/2024	1,082,125

	Total	3,459,206

U.S. Government and Agencies (2.6%)
	FDIC Structured Sale Guaranteed Notes
240,000	Zero Coupon, 1/7/2014[f]	235,870
	Federal Agricultural Mortgage Corporation
600,000	2.125%, 9/15/2015	619,115

Principal Amount	Long-Term Fixed Income (13.3%)	Value
U.S. Government and Agencies (2.6%) - continued
	Federal Home Loan Banks
$3,640,000	0.375%, 1/29/2014	$3,639,217
5,175,000	5.000%, 11/17/2017	6,200,023
	Federal Home Loan Mortgage Corporation
1,200,000	2.500%, 1/7/2014	1,245,576
	Federal National Mortgage Association
2,250,000	1.250%, 2/27/2014	2,290,689
910,000	4.375%, 10/15/2015	1,024,861
2,400,000	1.375%, 11/15/2016	2,428,390
680,000	6.250%, 5/15/2029	922,976
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	623,482
	U.S. Treasury Bonds
1,250,000	7.625%, 2/15/2025	1,944,336
2,975,000	4.375%, 5/15/2040	3,575,114
1,200,000	3.125%, 11/15/2041	1,151,063
	U.S. Treasury Bonds, TIPS
204,366	2.375%, 1/15/2025	259,959
183,470	2.125%, 2/15/2040	241,249
	U.S. Treasury Notes
200,000	2.250%, 5/31/2014	208,000
5,580,000	0.750%, 6/15/2014	5,623,591
12,950,000	2.500%, 4/30/2015	13,714,853
1,225,000	2.000%, 1/31/2016	1,282,901
1,785,000	2.625%, 2/29/2016	1,911,764
4,350,000	3.250%, 3/31/2017	4,816,268
45,000,000	1.500%, 8/31/2018	45,123,030
13,410,000	2.000%, 2/15/2022	13,152,273
	U.S. Treasury Notes, TIPS
1,024,019	2.000%, 1/15/2014	1,094,420
830,711	1.625%, 1/15/2015	905,150
904,470	0.500%, 4/15/2015	958,879
728,886	0.125%, 4/15/2016	769,886
945,739	2.625%, 7/15/2017	1,137,030
751,013	1.125%, 1/15/2021	845,359

	Total	117,945,324

Utilities (0.1%)
	AES Corporation
1,435,000	7.375%, 7/1/2021[f]	1,585,675
	Consolidated Edison Company of New York, Inc.
725,000	4.200%, 3/15/2042	714,881
	Energy Transfer Partners, LP
700,000	7.500%, 7/1/2038	794,932
	Exelon Corporation
1,125,000	4.900%, 6/15/2015	1,227,133
	FirstEnergy Solutions Corporation
1,125,000	4.800%, 2/15/2015	1,216,936
	Nisource Finance Corporation
325,000	5.400%, 7/15/2014	353,397
	Sempra Energy
565,000	2.300%, 4/1/2017	571,881

	Total	6,464,835

	Total Long-Term Fixed Income (cost $607,118,909)	611,242,978

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Short-Term Investments (16.6%)[g]	Value
	Federal Home Loan Bank Discount Notes
7,500,000	0.070%, 4/4/2012[h]	$7,499,942
40,000,000	0.075%, 4/9/2012[h]	39,999,250
162,000,000	0.072%, 4/11/2012[h]	161,996,420
120,000,000	0.078%, 4/13/2012[h]	119,996,640
88,000,000	0.092%, 4/18/2012[h]	87,995,942
23,000,000	0.071%, 4/20/2012[h]	22,999,091
11,000,000	0.060%, 4/25/2012[h]	10,999,542
20,000,000	0.105%, 5/4/2012[h]	19,998,017
36,000,000	0.088%, 5/9/2012[h]	35,996,577
13,000,000	0.085%, 5/23/2012[h]	12,998,373
35,000,000	0.110%, 5/30/2012[h]	34,993,584
	Federal Home Loan Mortgage Corporation Discount Notes
40,000,000	0.060%, 4/9/2012[h]	39,999,400
17,000,000	0.066%, 4/16/2012[h]	16,999,502
45,000,000	0.085%, 5/21/2012[h]	44,994,581
	Federal National Mortgage Association Discount Notes
44,000,000	0.060%, 4/17/2012[h]	43,998,753
19,755,000	0.120%, 7/18/2012[h,i]	19,747,822
	Straight-A Funding, LLC
10,000,000	0.190%, 4/12/2012[f,h]	9,999,367
5,000,000	0.180%, 5/11/2012[f,h]	4,998,975
	U.S. Treasury Bills
15,000,000	0.055%, 4/19/2012[h]	14,999,565
7,600,000	0.100%, 7/19/2012[h,i]	7,597,678
2,895,000	0.145%, 9/13/2012[h]	2,893,064

	Total Short-Term Investments (at amortized cost)	761,702,085

	Total Investments (cost $4,788,985,381) 105.4%	$4,844,401,457

	Other Assets and Liabilities, Net (5.4%)	(248,845,246)

	Total Net Assets 100.0%	$4,595,556,211

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $58,845,484 or 1.3% of total net assets.

g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
i	At March 30, 2012, $25,491,174 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$189,236,080
Gross unrealized depreciation	(133,820,004)

Net unrealized appreciation (depreciation)	$55,416,076

Cost for federal income tax purposes	$4,788,985,381

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Technology	1,276,594	–	–	1,276,594
Mutual Funds
Equity Mutual Funds	1,372,680,455	1,372,680,455	–	–
Fixed Income Mutual Funds	1,341,482,562	1,341,482,562	–	–
Common Stock
Consumer Discretionary	91,135,881	91,135,881	–	–
Consumer Staples	63,402,768	63,402,768	–	–
Energy	117,313,064	115,151,527	2,161,537	–
Financials	106,212,873	106,212,873	–	–
Health Care	88,492,306	88,492,306	–	–
Industrials	87,416,409	87,416,409	–	–
Information Technology	156,751,939	156,751,939	–	–
Materials	30,694,786	30,694,786	–	–
Telecommunications Services	4,692,063	4,692,063	–	–
Utilities	9,904,694	9,904,694	–	–
Long-Term Fixed Income
Asset-Backed Securities	18,383,593	–	18,383,593	–
Basic Materials	11,497,278	–	11,497,278	–
Capital Goods	5,704,470	–	5,704,470	–
Collateralized Mortgage Obligations	38,466,804	–	38,466,804	–
Commercial Mortgage-Backed
Securities	53,918,167	–	53,918,167	–
Communications Services	22,995,532	–	22,995,532	–
Consumer Cyclical	13,805,613	–	13,805,613	–
Consumer Non-Cyclical	15,682,702	–	15,682,702	–
Energy	11,106,946	–	11,106,946	–
Financials	47,456,165	–	47,456,165	–
Foreign Government	924,480	–	924,480	–
Mortgage-Backed Securities	240,911,476	–	240,911,476	–
Technology	2,520,387	–	2,520,387	–
Transportation	3,459,206	–	3,459,206	–
U.S. Government and Agencies	117,945,324	–	117,945,324	–
Utilities	6,464,835	–	6,464,835	–
Short-Term Investments	761,702,085	–	761,702,085	–

Total	$4,844,401,457	$3,468,018,263	$1,375,106,600	$1,276,594

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	8,069,656	8,069,656	–	–

Total Asset Derivatives	$8,069,656	$8,069,656	$–	$–

Liability Derivatives
Futures Contracts	4,810,203	4,810,203	–	–
Foreign Currency Forward Contracts	4	–	4	–

Total Liability Derivatives	$4,810,207	$4,810,203	$4	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate Allocation Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Bank Loans Technology	–	–	10,069	1,266,525	–	–	–	1,276,594

Total	$–	$–	$10,069	$1,266,525	$–	$–	$–	$1,276,594

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

* The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 30, 2012 of $10,069.

The significant unobservable input used in the fair value measurement of the Bank Loans Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(295)	June 2012	($64,968,242)	($64,941,486)	$26,756
10-Yr. U.S. Treasury Bond Futures	815	June 2012	107,047,642	105,529,770	(1,517,872)
20-Yr. U.S. Treasury Bond Futures	800	June 2012	111,902,712	110,200,000	(1,702,712)
Mini MSCI EAFE Index Futures	214	June 2012	16,245,820	16,495,120	249,300
Russell 2000 Index Mini-Futures	(632)	June 2012	(51,470,725)	(52,310,640)	(839,915)
S&P 400 Index Mini-Futures	(774)	June 2012	(76,054,316)	(76,804,020)	(749,704)
S&P 500 Index Futures	858	June 2012	293,192,800	300,986,400	7,793,600
Total Futures Contracts					$3,259,453

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Euro	SSB	1,632	4/2/2012	$2,173	$2,177	($4)
Total Sales				$2,173	$2,177	($4)
Net Unrealized Gain/(Loss) on Foreign Currency
Forward Contracts						($4)

Counterparty

SSB   -   State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderate Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Partner Small Cap Growth	$55,795,259	$–	$–	4,491,902	$62,530,866	$–
Partner Small Cap Value	78,961,913	–	–	4,235,223	86,352,800	–
Small Cap Stock	43,129,445	–	–	3,596,908	47,670,541	–
Partner Mid Cap Value	73,224,646	–	–	5,853,149	82,497,204	–
Mid Cap Stock	133,427,441	–	–	11,623,612	148,598,579	–
Partner Worldwide Allocation	202,887,736	23,000,000	–	30,358,324	252,535,715	–
Partner International Stock	161,178,231	–	–	17,546,838	182,081,779	–
Large Cap Value	266,531,978	–	–	25,642,869	298,139,378	–
Large Cap Stock	162,772,741	–	–	20,069,137	183,783,120	–
Equity Income Plus	25,825,801	–	–	2,930,787	28,490,473	–
High Yield	164,217,962	3,171,643	112,062	35,859,770	173,572,045	3,171,876
Income	598,279,774	6,215,294	313,775	59,893,964	616,554,451	6,217,194
Limited Maturity Bond	578,468,960	2,604,331	37,256,187	56,269,436	551,356,066	2,604,203
Total Value and Income Earned	2,544,701,887				2,714,163,017	11,993,273

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Bank Loans (<0.1%)[a]	Value
Technology (<0.1%)
	Lawson Software, Inc., Term Loan
$635,000	8.120%, 3/16/2018[b,c]	$635,794

	Total	635,794

	Total Bank Loans (cost $630,788)	635,794

Shares	Mutual Funds (55.0%)	Value
Equity Mutual Funds (15.7%)
1,265,037	Thrivent Partner Small Cap Value Portfolio	25,793,099
1,614,844	Thrivent Small Cap Stock Portfolio[d]	21,401,851
2,133,199	Thrivent Partner Mid Cap Value Portfolio	30,066,367
2,927,221	Thrivent Mid Cap Stock Portfolio	37,422,178
10,575,482	Thrivent Partner Worldwide Allocation Portfolio	87,972,145
3,793,944	Thrivent Partner International Stock Portfolio	39,369,374
7,462,376	Thrivent Large Cap Value Portfolio	86,762,065
2,726,514	Thrivent Large Cap Stock Portfolio	24,968,051
1,161,468	Thrivent Equity Income Plus Portfolio	11,290,748

	Total	365,045,878

Fixed Income Mutual Funds (39.3%)
17,833,144	Thrivent High Yield Portfolio	86,317,767
26,258,357	Thrivent Income Portfolio	270,306,153
56,628,812	Thrivent Limited Maturity Bond Portfolio	554,877,412

	Total	911,501,332

	Total Mutual Funds (cost $1,268,911,374)	1,276,547,210

Principal Amount	Long-Term Fixed Income (20.0%)	Value
Asset-Backed Securities (0.7%)
	Citigroup Mortgage Loan Trust, Inc.
2,608,042	0.392%, 8/25/2036[e]	2,017,857
	GSAMP Trust
1,826,077	0.422%, 2/25/2036[e]	1,454,102
	J.P. Morgan Mortgage Acquisition Corporation
7,500,000	5.461%, 10/25/2036	5,875,065
	Morgan Stanley Capital, Inc.
2,707,701	0.392%, 2/25/2037[e]	1,454,628
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036	3,163,534
2,640,723	5.580%, 11/25/2036	1,419,133

	Total	15,384,319

Basic Materials (0.3%)
	ArcelorMittal
290,000	5.375%, 6/1/2013	300,980
	Arch Coal, Inc.
720,000	7.000%, 6/15/2019[f]	664,200

Principal Amount	Long-Term Fixed Income (20.0%)	Value
Basic Materials (0.3%) - continued
	Dow Chemical Company
$715,000	5.900%, 2/15/2015	$804,871
1,150,000	4.250%, 11/15/2020	1,203,340
	FMG Resources Property, Ltd.
720,000	8.250%, 11/1/2019[f]	756,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
735,000	8.875%, 2/1/2018	760,725
	LyondellBasell Industries NV
750,000	5.000%, 4/15/2019[c,f]	750,000
	Novelis, Inc.
720,000	8.375%, 12/15/2017	781,200
	Rio Tinto Finance USA, Ltd.
1,065,000	1.125%, 3/20/2015	1,065,897

	Total	7,087,213

Capital Goods (0.2%)
	Bombardier, Inc.
735,000	5.750%, 3/15/2022[f]	714,788
	Case New Holland, Inc.
720,000	7.875%, 12/1/2017	837,000
	Caterpillar Financial Services Corporation
715,000	1.050%, 3/26/2015	717,388
	Textron, Inc.
284,000	5.600%, 12/1/2017	307,957
	UR Financing Escrow Corporation
735,000	7.375%, 5/15/2020[f]	751,537

	Total	3,328,670

Collateralized Mortgage Obligations (0.8%)
	Citigroup Mortgage Loan Trust, Inc.
897,296	5.500%, 11/25/2035	778,035
	CitiMortgage Alternative Loan Trust
3,088,097	5.750%, 4/25/2037	2,092,201
	Countrywide Alternative Loan Trust
621,607	6.000%, 1/25/2037	430,249
4,259,829	5.500%, 5/25/2037	2,981,301
3,610,388	7.000%, 10/25/2037	2,276,880
	Countrywide Home Loans, Inc.
1,486,568	5.750%, 4/25/2037	1,302,279
	Deutsche Alt-A Securities, Inc.
557,811	5.500%, 10/25/2021	543,226
1,057,016	6.000%, 10/25/2021	917,492
	HomeBanc Mortgage Trust
1,423,389	2.362%, 4/25/2037	882,027
	J.P. Morgan Mortgage Trust
254,184	2.757%, 10/25/2036	200,045
4,859,296	6.250%, 8/25/2037	3,118,240
	MASTR Alternative Loans Trust
732,435	6.500%, 7/25/2034	767,147
	Merrill Lynch Alternative Note Asset Trust
690,033	6.000%, 3/25/2037	512,126
	Sequoia Mortgage Trust
713,648	5.339%, 9/20/2046	246,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (20.0%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	WaMu Mortgage Pass Through Certificates
$735,050	2.520%, 9/25/2036	$526,797
699,949	2.589%, 10/25/2036	499,270
	WaMu Mortgage Pass-Through Certificates
2,091,485	2.283%, 11/25/2036	1,473,075

	Total	19,546,472

Commercial Mortgage-Backed Securities (1.6%)
	Banc of America Commercial Mortgage, Inc.
4,600,000	5.664%, 4/10/2049	5,061,702
6,000,000	5.633%, 6/10/2049	6,662,946
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	2,154,336
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,859,525
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	4,977,306
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	5,642,750
	Government National Mortgage Association
191,812	2.164%, 3/16/2033	194,768
169,711	3.214%, 1/16/2040	177,055
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	2,988,822
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,300,000	5.734%, 2/12/2049	2,267,338
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,706,610
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,384,578

	Total	37,077,736

Communications Services (0.7%)
	AT&T, Inc.
1,430,000	2.400%, 8/15/2016	1,477,593
	Cablevision Systems Corporation
720,000	8.625%, 9/15/2017	783,900
	CCO Holdings, LLC
720,000	7.000%, 1/15/2019	763,200
	CenturyLink, Inc.
1,050,000	5.800%, 3/15/2022	1,025,336
	Clear Channel Worldwide Holdings, Inc.
205,000	7.625%, 3/15/2020[f]	200,900
530,000	7.625%, 3/15/2020[f]	511,450
	Comcast Corporation
1,065,000	6.500%, 1/15/2015	1,215,226
	DIRECTV Holdings, LLC
715,000	2.400%, 3/15/2017[f]	708,655

Principal Amount	Long-Term Fixed Income (20.0%)	Value
Communications Services (0.7%) - continued
	Hughes Satellite Systems Corporation
$720,000	6.500%, 6/15/2019	$752,400
	Intelsat Jackson Holdings SA
720,000	7.250%, 4/1/2019	756,900
	Level 3 Financing, Inc.
690,000	8.625%, 7/15/2020[f]	724,500
	Nara Cable Funding, Ltd.
735,000	8.875%, 12/1/2018[f]	698,250
	NBCUniversal Media, LLC
715,000	2.875%, 4/1/2016	743,018
	Sprint Nextel Corporation
370,000	9.125%, 3/1/2017[f]	368,150
350,000	9.000%, 11/15/2018[f]	384,125
	Time Warner Cable, Inc.
365,000	7.500%, 4/1/2014	410,801
365,000	3.500%, 2/1/2015	386,612
	UPCB Finance V, Ltd.
720,000	7.250%, 11/15/2021[f]	761,400
	Verizon Communications, Inc.
1,430,000	5.500%, 2/15/2018	1,676,044
	Virgin Media Finance plc
735,000	5.250%, 2/15/2022	728,569

	Total	15,077,029

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
200,000	8.000%, 6/15/2019	201,000
	Federated Retail Holdings, Inc.
715,000	5.900%, 12/1/2016	820,499
	Ford Motor Credit Company, LLC
735,000	5.000%, 5/15/2018	761,354
	Lennar Corporation
720,000	12.250%, 6/1/2017	925,200
	Limited Brands, Inc.
610,000	5.625%, 2/15/2022	615,338
	Macy’s Retail Holdings, Inc.
715,000	3.875%, 1/15/2022	717,084
	MGM Resorts International
660,000	11.125%, 11/15/2017	746,625
	Rite Aid Corporation
720,000	7.500%, 3/1/2017	734,400
	Service Corporation International
735,000	8.000%, 11/15/2021	848,925
	Toys R Us Property Company II, LLC
715,000	8.500%, 12/1/2017	746,281
	Volkswagen International Finance NV
700,000	1.625%, 3/22/2015[f]	699,978

	Total	7,816,684

Consumer Non-Cyclical (0.4%)
	Aristotle Holding, Inc.
365,000	2.750%, 11/21/2014[f]	375,024
	Community Health Systems, Inc.
148,000	8.875%, 7/15/2015	153,365
735,000	8.000%, 11/15/2019[f]	760,725
	Express Scripts, Inc.
365,000	3.125%, 5/15/2016	380,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (20.0%)	Value
Consumer Non-Cyclical (0.4%) - continued
	Fresenius Medical Care US Finance II, Inc.
$720,000	5.625%, 7/31/2019[f]	$741,600
	Gilead Sciences, Inc.
365,000	2.400%, 12/1/2014	377,571
100,000	3.050%, 12/1/2016	104,638
	HCA, Inc.
735,000	5.875%, 3/15/2022	735,919
	JBS USA, LLC
720,000	7.250%, 6/1/2021[f]	696,600
	Kinetic Concepts, Inc./KCI USA, Inc.
720,000	10.500%, 11/1/2018[f]	747,900
	Lorillard Tobacco Company
909,000	3.500%, 8/4/2016	946,394
	Reynolds Group Issuer, Inc.
720,000	6.875%, 2/15/2021[f]	745,200
	SABMiller Holdings, Inc.
700,000	1.850%, 1/15/2015[f]	709,400
700,000	2.450%, 1/15/2017[f]	708,780
	Teva Pharmaceutical Finance IV, LLC
365,000	1.700%, 11/10/2014	370,674
	Tyson Foods, Inc.
715,000	10.500%, 3/1/2014	829,400
	Valeant Pharmaceuticals International
720,000	6.875%, 12/1/2018[f]	725,400

	Total	10,108,666

Energy (0.3%)
	Anadarko Petroleum Corporation
155,000	5.750%, 6/15/2014	168,310
	Concho Resources, Inc.
735,000	5.500%, 10/1/2022	723,975
	Denbury Resources, Inc.
720,000	6.375%, 8/15/2021	761,400
	Forest Oil Corporation
735,000	7.250%, 6/15/2019	718,462
	Harvest Operations Corporation
580,000	6.875%, 10/1/2017[f]	614,800
	Linn Energy, LLC
720,000	7.750%, 2/1/2021	747,000
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
720,000	6.500%, 8/15/2021	765,000
	Phillips 66
350,000	1.950%, 3/5/2015[f]	352,421
525,000	2.950%, 5/1/2017[f]	533,611
	Suncor Energy, Inc.
365,000	6.100%, 6/1/2018	438,584
	Weatherford International, Ltd.
715,000	6.750%, 9/15/2040	796,889

	Total	6,620,452

Financials (1.7%)
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[f]	229,968
	Ally Financial, Inc.
735,000	5.500%, 2/15/2017	735,874

Principal Amount	Long-Term Fixed Income (20.0%)	Value
Financials (1.7%) - continued
	American Express Credit Corporation
$715,000	2.375%, 3/24/2017	$716,100
	American International Group, Inc.
715,000	3.000%, 3/20/2015	719,924
715,000	3.800%, 3/22/2017	723,978
	ANZ National International, Ltd.
715,000	3.125%, 8/10/2015[f]	730,751
	Bank of America Corporation
1,430,000	7.750%, 8/15/2015	1,582,590
1,780,000	3.875%, 3/22/2017	1,789,817
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[f]	227,510
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015[f]	230,055
	Capital One Financial Corporation
715,000	2.150%, 3/23/2015	716,104
	Cie de Financement Foncier
150,000	2.250%, 3/7/2014[f]	151,590
	CIT Group, Inc.
735,000	7.000%, 5/2/2017[f]	736,837
	Citigroup, Inc.
715,000	5.850%, 7/2/2013	748,027
715,000	5.125%, 5/5/2014	753,980
1,065,000	5.000%, 9/15/2014	1,102,945
1,065,000	4.750%, 5/19/2015	1,121,272
	CNA Financial Corporation
1,780,000	7.350%, 11/15/2019	2,077,874
	Developers Diversified Realty Corporation
1,800,000	7.500%, 4/1/2017	2,042,285
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[f]	219,560
	Discover Bank
715,000	8.700%, 11/18/2019	889,740
	General Electric Capital Corporation
715,000	6.750%, 3/15/2032	854,243
	Hartford Financial Services Group, Inc.
185,000	7.300%, 11/1/2015	209,181
	Health Care REIT, Inc.
715,000	6.500%, 3/15/2041	744,346
	HSBC Holdings plc
535,000	4.000%, 3/30/2022	530,303
	Icahn Enterprises, LP
735,000	8.000%, 1/15/2018	764,400
	ING Bank NV
750,000	3.750%, 3/7/2017[f]	742,854
	International Bank for Reconstruction & Development
225,000	2.375%, 5/26/2015	236,970
	International Lease Finance Corporation
735,000	5.875%, 4/1/2019	710,344
	J.P. Morgan Chase & Company
1,780,000	1.875%, 3/20/2015	1,784,544
	Lloyds TSB Bank plc
1,965,000	4.200%, 3/28/2017	1,979,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (20.0%)	Value
Financials (1.7%) - continued
	Morgan Stanley
$1,065,000	6.000%, 5/13/2014	$1,114,679
1,065,000	4.750%, 3/22/2017	1,065,355
	Murray Street Investment Trust I
700,000	4.647%, 3/9/2017	700,519
	Nordea Bank AB
775,000	2.250%, 3/20/2015[f]	775,297
	PNC Funding Corporation
700,000	3.300%, 3/8/2022	692,502
	Prudential Covered Trust
550,000	2.997%, 9/30/2015[f]	556,209
	Prudential Financial, Inc.
700,000	6.200%, 11/15/2040	787,394
	Regions Bank
1,175,000	7.500%, 5/15/2018	1,330,687
	Royal Bank of Canada
215,000	3.125%, 4/14/2015[f]	227,604
	Royal Bank of Scotland plc
715,000	4.875%, 8/25/2014[f]	743,044
	SLM Corporation
1,065,000	6.250%, 1/25/2016	1,107,600
	Svenska Handelsbanken AB
715,000	3.125%, 7/12/2016	728,557
	Toronto-Dominion Bank
220,000	2.200%, 7/29/2015[f]	227,502
	Wachovia Corporation
1,780,000	5.625%, 10/15/2016	1,984,365
	WEA Finance, LLC
215,000	5.125%, 11/15/2014[f]	229,009
715,000	5.700%, 10/1/2016[f]	786,969

	Total	39,861,015

Foreign Government (<0.1%)
	Bank Nederlandse Gemeenten NV
5,000	4.375%, 2/16/2021[f]	5,366
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[f]	236,097
	Kreditanstalt fuer Wiederaufbau
120,000	0.252%, 6/17/2013[e]	119,954

	Total	361,417

Mortgage-Backed Securities (10.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,595,000	3.000%, 5/1/2027[c]	4,737,877
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
54,200,000	3.000%, 4/1/2027[c]	56,105,455
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
13,455,000	3.500%, 4/1/2042[c]	13,816,603
107,000,000	4.000%, 4/1/2042[c]	112,182,866
51,000,000	5.500%, 4/1/2042[c]	55,566,081

	Total	242,408,882

Technology (0.1%)
	First Data Corporation
390,000	7.375%, 6/15/2019[f]	397,312

Principal Amount	Long-Term Fixed Income (20.0%)	Value
Technology (0.1%) - continued
	Hewlett-Packard Company
$1,050,000	2.600%, 9/15/2017	$1,049,353
	Xerox Corporation
500,000	7.200%, 4/1/2016	581,370

	Total	2,028,035

Transportation (0.1%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
375,000	8.250%, 1/15/2019	390,938
	Continental Airlines, Inc.
735,000	6.750%, 9/15/2015[f]	737,756
1,050,000	4.150%, 4/11/2024	1,032,937

	Total	2,161,631

U.S. Government and Agencies (2.1%)
	FDIC Structured Sale Guaranteed Notes
90,000	Zero Coupon, 1/7/2014[f]	88,451
	Federal Agricultural Mortgage Corporation
225,000	2.125%, 9/15/2015	232,168
	Federal Home Loan Banks
1,355,000	0.375%, 1/29/2014	1,354,709
1,895,000	5.000%, 11/17/2017	2,270,347
	Federal Home Loan Mortgage Corporation
430,000	2.500%, 1/7/2014	446,331
	Federal National Mortgage Association
710,000	1.250%, 2/27/2014	722,840
325,000	4.375%, 10/15/2015	366,022
870,000	1.375%, 11/15/2016	880,291
255,000	6.250%, 5/15/2029	346,116
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	239,801
	U.S. Treasury Bonds
455,000	7.625%, 2/15/2025	707,738
1,275,000	4.375%, 5/15/2040	1,532,192
425,000	3.125%, 11/15/2041	407,668
	U.S. Treasury Bonds, TIPS
78,140	2.375%, 1/15/2025	99,396
68,146	2.125%, 2/15/2040	89,607
	U.S. Treasury Notes
75,000	2.250%, 5/31/2014	78,000
2,005,000	0.750%, 6/15/2014	2,020,663
5,150,000	2.500%, 4/30/2015	5,454,169
475,000	2.000%, 1/31/2016	497,451
650,000	2.625%, 2/29/2016	696,160
1,550,000	3.250%, 3/31/2017	1,716,141
22,000,000	1.250%, 1/31/2019	21,539,364
5,110,000	2.000%, 2/15/2022	5,011,791
	U.S. Treasury Notes, TIPS
367,911	2.000%, 1/15/2014	393,205
308,550	1.625%, 1/15/2015	336,199
318,917	0.500%, 4/15/2015	338,102
272,049	0.125%, 4/15/2016	287,352
344,402	2.625%, 7/15/2017	414,063
310,764	1.125%, 1/15/2021	349,804

	Total	48,916,141

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (20.0%)	Value
Utilities (0.2%)
	AES Corporation
$720,000	7.375%, 7/1/2021[f]	$795,600
	Consolidated Edison Company of New York, Inc.
700,000	4.200%, 3/15/2042	690,230
	Energy Transfer Partners, LP
700,000	7.500%, 7/1/2038	794,932
	Exelon Corporation
1,065,000	4.900%, 6/15/2015	1,161,686
	FirstEnergy Solutions Corporation
1,065,000	4.800%, 2/15/2015	1,152,033
	Nisource Finance Corporation
320,000	5.400%, 7/15/2014	347,960
	Sempra Energy
535,000	2.300%, 4/1/2017	541,516

	Total	5,483,957

	Total Long-Term Fixed Income (cost $460,208,774)	463,268,319

Shares	Common Stock (11.1%)	Value
Consumer Discretionary (1.2%)
17,756	Amazon.com, Inc.[d]	3,595,768
3,609	Autoliv, Inc.	241,983
17,800	Big Lots, Inc.[d]	765,756
11,000	BJ’s Restaurants, Inc.[d]	553,850
6,396	Buffalo Wild Wings, Inc.[d]	580,053
9,090	CBS Corporation	308,242
6,500	Charter Communications, Inc.[d]	412,425
4,796	Children’s Place Retail Stores, Inc.[d]	247,809
24,700	Coach, Inc.	1,908,816
74,813	Comcast Corporation	2,245,138
9,248	Delphi Automotive plc[d]	292,237
28,028	Discovery Communications, Inc.[d]	1,418,217
2,100	DISH Network Corporation	69,153
4,202	Dollar Tree, Inc.[d]	397,047
24,235	Foot Locker, Inc.	752,497
30,900	Gannett Company, Inc.	473,697
6,340	Harley-Davidson, Inc.	311,167
28,200	Home Depot, Inc.	1,418,742
5,680	J.C. Penney Company, Inc.	201,242
57,276	Las Vegas Sands Corporation	3,297,379
11,964	Life Time Fitness, Inc.[d]	605,020
17,350	Lowe’s Companies, Inc.	544,443
6,006	Macy’s, Inc.	238,618
35,700	Mattel, Inc.	1,201,662
5,400	McDonald’s Corporation	529,740
15,200	Meredith Corporation	493,392
46,930	News Corporation	937,661
14,220	Omnicom Group, Inc.	720,243
2,254	Panera Bread Company[d]	362,714
6,600	Penn National Gaming, Inc.[d]	283,668
42,549	Pier 1 Imports, Inc.[d]	773,541
1,100	Priceline.com, Inc.[d]	789,250
7,340	Time Warner Cable, Inc.	598,210
9,900	Toll Brothers, Inc.[d]	237,501
16,161	WMS Industries, Inc.[d]	383,501

	Total	28,190,382

Shares	Common Stock (11.1%)	Value
Consumer Staples (0.9%)
55,791	Altria Group, Inc.	$1,722,268
32,812	Anheuser-Busch InBev NV ADR	2,386,089
60,260	Archer-Daniels-Midland Company	1,907,831
17,256	British American Tobacco plc ADR	1,746,652
17,000	Bunge, Ltd.	1,163,480
23,172	Coca-Cola Company	1,714,960
10,100	Colgate-Palmolive Company	987,578
39,488	Corn Products International, Inc.	2,276,483
11,800	CVS Caremark Corporation	528,640
9,640	Diageo plc ADR	930,260
33,229	Kraft Foods, Inc.	1,263,034
31,506	Philip Morris International, Inc.	2,791,747
6,378	TreeHouse Foods, Inc.[d]	379,491
33,928	Wal-Mart Stores, Inc.	2,076,394

	Total	21,874,907

Energy (2.0%)
75,861	Alpha Natural Resources, Inc.[d]	1,153,846
35,982	Apache Corporation	3,614,032
101,342	Arch Coal, Inc.	1,085,373
18,800	Baker Hughes, Inc.	788,472
36,510	BP plc ADR	1,642,950
20,500	Cameron International Corporation[d]	1,083,015
24,400	Chevron Corporation	2,616,656
19,690	ConocoPhillips	1,496,637
17,000	Dril-Quip, Inc.[d]	1,105,340
58,533	ENSCO International plc ADR	3,098,152
31,726	EOG Resources, Inc.	3,524,758
26,700	Exxon Mobil Corporation	2,315,691
19,100	Helix Energy Solutions Group, Inc.[d]	339,980
68,900	Nabors Industries, Ltd.[d]	1,205,061
6,009	National Oilwell Varco, Inc.	477,535
28,300	Newfield Exploration Company[d]	981,444
24,400	Occidental Petroleum Corporation	2,323,612
16,600	Oil States International, Inc.[d]	1,295,796
69,460	Patriot Coal Corporation[d]	433,430
85,642	Peabody Energy Corporation	2,480,192
41,300	Petroleo Brasileiro SA ADR	1,096,928
42,846	Petroleum Geo-Services ASA[d]	627,427
38,100	Plains Exploration & Production Company[d]	1,624,965
9,000	Southwestern Energy Company[d]	275,400
54,881	Swift Energy Company[d]	1,593,195
33,900	Ultra Petroleum Corporation[d]	767,157
111,340	Valero Energy Corporation	2,869,232
263,841	Weatherford International, Ltd.[d]	3,981,361
6,270	WPX Energy, Inc.[d]	112,923

	Total	46,010,560

Financials (1.7%)
4,970	ACE, Ltd.	363,804
5,343	Affiliated Managers Group, Inc.[d]	597,401
1,900	Allied World Assurance Company Holdings AG	130,473
5,800	American Campus Communities, Inc.	259,376
32,200	Ameriprise Financial, Inc.	1,839,586
10,600	Apartment Investment & Management Company	279,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (11.1%)	Value
Financials (1.7%) - continued
4,500	Aspen Insurance Holdings, Ltd.	$125,730
36,490	Bank of America Corporation	349,209
10,697	Boston Properties, Inc.	1,123,078
6,500	Capital One Financial Corporation	362,310
18,200	CBL & Associates Properties, Inc.	344,344
35,730	Charles Schwab Corporation	513,440
42,108	Citigroup, Inc.	1,539,048
6,346	CME Group, Inc.	1,836,088
12,600	Douglas Emmett, Inc.	287,406
20,383	Duke Realty Corporation	292,292
7,200	Endurance Specialty Holdings, Ltd.	292,752
3,600	Equity Lifestyle Properties, Inc.	251,064
18,969	Equity Residential	1,187,839
22,418	HCC Insurance Holdings, Inc.	698,769
4,400	Home Properties, Inc.	268,444
25,498	Host Hotels & Resorts, Inc.	418,677
3,000	iShares Russell 2000 Index Fund	248,550
71,089	J.P. Morgan Chase & Company	3,268,672
58,732	Kimco Realty Corporation	1,131,178
43,020	KKR & Company, LP	637,987
9,188	Lazard, Ltd.	262,409
6,100	M&T Bank Corporation	529,968
34,600	Marsh & McLennan Companies, Inc.	1,134,534
31,890	MetLife, Inc.	1,191,092
13,500	NASDAQ OMX Group, Inc.[d]	349,650
7,300	Northern Trust Corporation	346,385
24,600	Och-Ziff Capital Management Group, LLC	228,288
36,666	Ocwen Financial Corporation[d]	573,090
371,885	Popular, Inc.[d]	762,364
1,500	ProAssurance Corporation	132,165
88,840	Progressive Corporation	2,059,311
4,100	Protective Life Corporation	121,442
7,851	Public Storage, Inc.	1,084,773
8,098	Simon Property Group, Inc.	1,179,717
23,220	State Street Corporation	1,056,510
37,270	SunTrust Banks, Inc.	900,816
7,730	SVB Financial Group[d]	497,348
6,100	T. Rowe Price Group, Inc.	398,330
8,300	Tanger Factory Outlet Centers, Inc.	246,759
1,935	Taubman Centers, Inc.	141,158
10,500	Torchmark Corporation	523,425
5,800	Tower Group, Inc.	130,094
27,500	U.S. Bancorp	871,200
21,380	Unum Group	523,382
6,040	Vanguard REIT ETF	384,204
13,167	Vornado Realty Trust	1,108,662
17,324	W.R. Berkley Corporation	625,743
89,666	Wells Fargo & Company	3,061,197
48,493	Zions Bancorporation	1,040,660

	Total	40,112,139

Health Care (1.3%)
3,100	Alexion Pharmaceuticals, Inc.[d]	287,866
23,600	Align Technology, Inc.[d]	650,180
20,374	Amgen, Inc.	1,385,228
46,727	Baxter International, Inc.	2,793,340
19,100	Biogen Idec, Inc.[d]	2,406,027
63,800	Bristol-Myers Squibb Company	2,153,250
2,972	C.R. Bard, Inc.	293,396

Shares	Common Stock (11.1%)	Value
Health Care (1.3%) - continued
11,111	Covance, Inc.[d]	$529,217
17,080	Covidien plc	933,934
53,100	Eli Lilly and Company	2,138,337
22,800	Gilead Sciences, Inc.[d]	1,113,780
24,943	Health Net, Inc.[d]	990,736
15,100	Hologic, Inc.[d]	325,405
30,500	Johnson & Johnson	2,011,780
31,350	Merck & Company, Inc.	1,203,840
101,296	Pfizer, Inc.	2,295,367
22,663	PSS World Medical, Inc.[d]	574,281
22,400	Shire Pharmaceuticals Group plc ADR	2,122,400
11,100	Thoratec Corporation[d]	374,181
16,962	United Therapeutics Corporation[d]	799,419
54,063	UnitedHealth Group, Inc.	3,186,473
3,489	Varian Medical Systems, Inc.[d]	240,602
2,900	Waters Corporation[d]	268,714
5,471	Zimmer Holdings, Inc.	351,676

	Total	29,429,429

Industrials (1.2%)
10,200	3M Company	909,942
24,300	Actuant Corporation	704,457
23,954	Boeing Company	1,781,459
8,003	Chicago Bridge and Iron Company	345,650
10,871	CSX Corporation	233,944
7,100	Cummins, Inc.	852,284
22,691	Deluxe Corporation	531,423
33,400	Dover Corporation	2,102,196
22,750	EMCOR Group, Inc.	630,630
6,418	Expeditors International of Washington, Inc.	298,501
22,467	FTI Consulting, Inc.[d]	842,962
15,600	GATX Corporation	628,680
75,060	General Electric Company	1,506,454
11,231	Honeywell International, Inc.	685,652
10,120	Jacobs Engineering Group, Inc.[d]	449,024
7,500	L-3 Communications Holdings, Inc.	530,775
25,000	Lockheed Martin Corporation	2,246,500
73,560	Manitowoc Company, Inc.	1,019,542
4,700	Manpower, Inc.	222,639
14,517	Oshkosh Corporation[d]	336,359
41,736	Parker Hannifin Corporation	3,528,779
24,900	Pitney Bowes, Inc.	437,742
9,000	Republic Services, Inc.	275,040
20,934	Shaw Group, Inc.[d]	663,817
16,717	SPX Corporation	1,296,069
47,300	Tyco International, Ltd.	2,657,314
26,104	United Technologies Corporation	2,165,066

	Total	27,882,900

Information Technology (2.1%)
20,600	ADTRAN, Inc.	642,514
12,886	Akamai Technologies, Inc.[d]	472,916
5,600	Alliance Data Systems Corporation[d]	705,376
15,112	Apple, Inc.[d]	9,059,191
62,000	Atmel Corporation[d]	611,320
6,298	Baidu.com, Inc. ADR[d]	918,059
26,987	Broadcom Corporation[d]	1,060,589
20,100	Cavium, Inc.[d]	621,894

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (11.1%)	Value
Information Technology (2.1%) - continued
71,610	Cisco Systems, Inc.	$1,514,552
11,981	Cognizant Technology Solutions Corporation[d]	921,938
21,100	CoreLogic, Inc.[d]	344,352
45,222	eBay, Inc.[d]	1,668,240
7,241	F5 Networks, Inc.[d]	977,245
5,069	Google, Inc.[d]	3,250,446
32,300	Intel Corporation	907,953
5,126	International Business Machines Corporation	1,069,540
7,847	Itron, Inc.[d]	356,332
14,807	Juniper Networks, Inc.[d]	338,784
152,758	Microsoft Corporation	4,926,446
22,157	NetApp, Inc.[d]	991,969
25,106	NVIDIA Corporation[d]	386,381
20,500	OpenTable, Inc.[d]	829,635
116,409	Oracle Corporation	3,394,486
16,757	Plantronics, Inc.	674,637
25,700	Polycom, Inc.[d]	490,099
36,027	QUALCOMM, Inc.	2,450,557
10,557	Salesforce.com, Inc.[d]	1,631,162
68,062	Teradyne, Inc.[d]	1,149,567
102,170	Texas Instruments, Inc.	3,433,934
20,273	TIBCO Software, Inc.[d]	618,326
12,000	VeriFone Systems, Inc.[d]	622,440
30,651	Xilinx, Inc.	1,116,616

	Total	48,157,496

Materials (0.5%)
5,558	Albemarle Corporation	355,267
13,600	BHP Billiton, Ltd. ADR	984,640
17,100	Cliffs Natural Resources, Inc.	1,184,346
128,736	Freeport-McMoRan Copper & Gold, Inc.	4,897,118
6,020	LyondellBasell Industries NV	262,773
15,500	Mosaic Company	856,995
18,300	Rio Tinto plc ADR	1,017,297
6,702	Sigma-Aldrich Corporation	489,648
8,678	Silgan Holdings, Inc.	383,568
24,780	Steel Dynamics, Inc.	360,301
15,800	Walter Energy, Inc.	935,518

	Total	11,727,471

Telecommunications Services (<0.1%)
40,139	Verizon Communications, Inc.	1,534,514

	Total	1,534,514

Utilities (0.2%)
16,200	CMS Energy Corporation	356,400
26,980	Exelon Corporation	1,057,886
38,550	NiSource, Inc.	938,692
22,192	NV Energy, Inc.	357,735
30,000	PNM Resources, Inc.	549,000
9,100	Public Service Enterprise Group, Inc.	278,551
12,981	Southwest Gas Corporation	554,808

	Total	4,093,072

	Total Common Stock (cost $234,834,464)	259,012,870

Principal Amount	Short-Term Investments (24.6%)[g]	Value
	Federal Home Loan Bank Discount Notes
67,000,000	0.061%, 4/4/2012[h]	$66,999,548
35,000,000	0.075%, 4/9/2012[h]	34,999,344
115,000,000	0.072%, 4/11/2012[h]	114,997,456
25,000,000	0.082%, 4/13/2012[h]	24,999,260
72,000,000	0.091%, 4/18/2012[h]	71,996,707
12,000,000	0.072%, 4/20/2012[h]	11,999,523
3,000,000	0.060%, 4/25/2012[h]	2,999,875
37,000,000	0.088%, 5/9/2012[h]	36,996,458
8,000,000	0.085%, 5/23/2012[h]	7,998,999
27,000,000	0.110%, 5/30/2012[h]	26,995,050
	Federal Home Loan Mortgage Corporation Discount Notes
8,000,000	0.060%, 4/16/2012[h]	7,999,787
	Federal National Mortgage Association Discount Notes
50,000,000	0.060%, 4/17/2012[h]	49,998,583
7,300,000	0.120%, 7/18/2012[h,i]	7,297,348
	Straight-A Funding, LLC
19,000,000	0.190%, 4/9/2012[f,h]	18,999,098
15,000,000	0.190%, 4/12/2012[f,h]	14,999,050
5,000,000	0.180%, 5/11/2012[f,h]	4,998,975
	U.S. Treasury Bills
58,500,000	0.055%, 4/19/2012[h]	58,498,301
4,000,000	0.100%, 7/19/2012[h,i]	3,998,778
2,895,000	0.130%, 8/30/2012[h]	2,893,411

	Total Short-Term Investments (at amortized cost)	570,665,551

	Total Investments (cost $2,535,250,951) 110.7%	$2,570,129,744

	Other Assets and Liabilities, Net (10.7%)	(248,636,591)

	Total Net Assets 100.0%	$2,321,493,153

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $64,477,858 or 2.8% of total net assets.

g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
i	At March 30, 2012, $11,296,125 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$70,676,521
Gross unrealized depreciation	(35,797,728)

Net unrealized appreciation (depreciation)	$34,878,793

Cost for federal income tax purposes	$2,535,250,951

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans Technology	635,794	–	–	635,794
Mutual Funds
Equity Mutual Funds	365,045,878	365,045,878	–	–
Fixed Income Mutual Funds	911,501,332	911,501,332	–	–
Long-Term Fixed Income
Asset-Backed Securities	15,384,319	–	15,384,319	–
Basic Materials	7,087,213	–	7,087,213	–
Capital Goods	3,328,670	–	3,328,670	–
Collateralized Mortgage Obligations	19,546,472	–	19,546,472	–
Commercial Mortgage-Backed Securities	37,077,736	–	37,077,736	–
Communications Services	15,077,029	–	15,077,029	–
Consumer Cyclical	7,816,684	–	7,816,684	–
Consumer Non-Cyclical	10,108,666	–	10,108,666	–
Energy	6,620,452	–	6,620,452	–
Financials	39,861,015	–	39,861,015	–
Foreign Government	361,417	–	361,417	–
Mortgage-Backed Securities	242,408,882	–	242,408,882	–
Technology	2,028,035	–	2,028,035	–
Transportation	2,161,631	–	2,161,631	–
U.S. Government and Agencies	48,916,141	–	48,916,141	–
Utilities	5,483,957	–	5,483,957	–
Common Stock
Consumer Discretionary	28,190,382	28,190,382	–	–
Consumer Staples	21,874,907	21,874,907	–	–
Energy	46,010,560	45,383,133	627,427	–
Financials	40,112,139	40,112,139	–	–
Health Care	29,429,429	29,429,429	–	–
Industrials	27,882,900	27,882,900	–	–
Information Technology	48,157,496	48,157,496	–	–
Materials	11,727,471	11,727,471	–	–
Telecommunications Services	1,534,514	1,534,514	–	–
Utilities	4,093,072	4,093,072	–	–
Short-Term Investments	570,665,551	–	570,665,551	–

Total	$2,570,129,744	$1,534,932,653	$1,034,561,297	$635,794

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,427,600	3,427,600	–	–

Total Asset Derivatives	$3,427,600	$3,427,600	$–	$–

Liability Derivatives
Futures Contracts	5,190,575	5,190,575	–	–

Total Liability Derivatives	$5,190,575	$5,190,575	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately Conservative Allocation Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Bank Loans Technology	–	–	5,006	630,788	–	–	–	635,794

Total	$–	$–	$5,006	$630,788	$–	$–	$–	$635,794

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

*

The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 30, 2012 of $5,006.

The significant unobservable input used in the fair value measurement of the Bank Loans Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(250)	June 2012	($55,057,833)	($55,035,158)	$22,675
10-Yr. U.S. Treasury Bond Futures	1,280	June 2012	168,123,904	165,740,006	(2,383,898)
20-Yr. U.S. Treasury Bond Futures	645	June 2012	91,314,817	88,848,750	(2,466,067)
Mini MSCI EAFE Index Futures	69	June 2012	5,238,138	5,318,520	80,382
Russell 2000 Index Mini-Futures	(77)	June 2012	(6,270,959)	(6,373,291)	(102,332)
S&P 400 Index Mini-Futures	(246)	June 2012	(24,172,302)	(24,410,580)	(238,278)
S&P 500 Index Futures	366	June 2012	125,068,257	128,392,800	3,324,543
Total Futures Contracts					($1,762,975)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Partner Small Cap Value	$23,585,482	$–	$–	1,265,037	$25,793,099	$–
Small Cap Stock	19,363,111	–	–	1,614,844	21,401,851	–
Partner Mid Cap Value	26,686,954	–	–	2,133,199	30,066,367	–
Mid Cap Stock	33,601,569	–	–	2,927,221	37,422,178	–
Partner Worldwide Allocation	68,816,746	10,000,000	–	10,575,482	87,972,145	–
Partner International Stock	34,849,649	–	–	3,793,944	39,369,374	–
Large Cap Value	77,563,939	–	–	7,462,376	86,762,065	–
Large Cap Stock	22,113,664	–	–	2,726,514	24,968,051	–
Equity Income Plus	10,234,741	–	–	1,161,468	11,290,748	–
High Yield	81,625,810	1,576,427	13,071	17,833,144	86,317,767	1,576,543
Income	262,194,274	2,723,744	33,984	26,258,357	270,306,153	2,724,577
Limited Maturity Bond	582,200,860	2,620,712	37,531,039	56,628,812	554,877,412	2,620,583
Total Value and Income Earned	1,242,836,799				1,276,547,210	6,921,703

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Partner Technology Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Communications Equipment (9.1%)
35,816	Calix, Inc.[a]	$305,510
26,964	Juniper Networks, Inc.[a]	616,936
35,231	QUALCOMM, Inc.	2,396,413

	Total	3,318,859

Computers & Peripherals (16.4%)
7,272	Apple, Inc.[a]	4,359,346
36,315	NetApp, Inc.[a]	1,625,822

	Total	5,985,168

Consumer Discretionary (10.4%)
6,336	Amazon.com, Inc.[a]	1,283,103
16,782	Coinstar, Inc.[a,b]	1,066,496
48,012	Pandora Media, Inc.[a,b]	490,203
1,293	Priceline.com, Inc.[a]	927,728

	Total	3,767,530

Electronic Equipment, Instruments & Components (5.3%)
20,204	Amphenol Corporation	1,207,593
52,165	RealD, Inc.[a,b]	704,228

	Total	1,911,821

Financials (2.5%)
6,639	IntercontinentalExchange, Inc.[a]	912,331

	Total	912,331

Internet Software & Services (16.1%)
30,860	21Vianet Group, Inc. ADR[a]	350,261
6,793	Equinix, Inc.[a]	1,069,558
1,799	ExactTarget, Inc.[a]	46,774
3,304	Google, Inc.[a]	2,118,657
18,291	Groupon, Inc.[a,b]	336,189
28,464	Rackspace Hosting, Inc.[a]	1,644,934
11,410	Yandex NVa	306,587

	Total	5,872,960

IT Consulting & Services (5.4%)
9,127	Global Payments, Inc.	433,258
46,005	InterXion Holding NVa	825,790
13,732	VeriFone Systems, Inc.[a]	712,279

	Total	1,971,327

Semiconductors & Semiconductor Equipment (9.2%)
15,095	Altera Corporation	601,083
8,940	Cavium, Inc.[a]	276,604
25,840	Intermolecular, Inc.[a]	160,466
41,704	NVIDIA Corporation[a]	641,824
17,674	Texas Instruments, Inc.	594,023
29,176	Xilinx, Inc.	1,062,882

	Total	3,336,882

Software (17.1%)
9,732	Citrix Systems, Inc.[a]	767,952
9,602	MICROS Systems, Inc.[a]	530,895
38,357	Microsoft Corporation	1,237,013
5,394	NetSuite, Inc.[a]	271,264
50,182	Oracle Corporation	1,463,307
21,637	Rovi Corporation[a]	704,285
8,151	Salesforce.com, Inc.[a]	1,259,411

	Total	6,234,127

Shares	Common Stock (98.4%)	Value
Telecommunications Services (6.9%)
13,885	American Tower Corporation	$875,033
21,918	SBA Communications Corporation[a]	1,113,653
23,380	TW Telecom, Inc.[a]	518,101

	Total	2,506,787

	Total Common Stock (cost $26,913,863)	35,817,792

Shares	Collateral Held for Securities Loaned (7.0%)	Value
2,543,150	Thrivent Financial Securities Lending Trust	2,543,150

	Total Collateral Held for Securities Loaned (cost $2,543,150)	2,543,150

	Total Investments (cost $29,457,013) 105.4%	$38,360,942

	Other Assets and Liabilities, Net (5.4%)	(1,960,375)

	Total Net Assets 100.0%	$36,400,567

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$10,363,175
Gross unrealized depreciation	(1,459,246)

Net unrealized appreciation (depreciation)	$8,903,929

Cost for federal income tax purposes	$29,457,013

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Partner Technology Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	3,318,859	3,318,859	–	–
Computers & Peripherals	5,985,168	5,985,168	–	–
Consumer Discretionary	3,767,530	3,767,530	–	–
Electronic Equipment, Instruments & Components	1,911,821	1,911,821	–	–
Financials	912,331	912,331	–	–
Internet Software & Services	5,872,960	5,872,960	–	–
IT Consulting & Services	1,971,327	1,971,327	–	–
Semiconductors & Semiconductor Equipment	3,336,882	3,336,882	–	–
Software	6,234,127	6,234,127	–	–
Telecommunications Services	2,506,787	2,506,787	–	–
Collateral Held for Securities Loaned	2,543,150	2,543,150	–	–

Total	$38,360,942	$38,360,942	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$3,695,344	$8,461,239	$9,613,433	2,543,150	$2,543,150	$38,281
Total Value and Income Earned	3,695,344				2,543,150	38,281

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Partner Healthcare Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.0%)	Value
Biotechnology (25.7%)
18,971	Algeta ASA[a]	$478,782
26,400	Amarin Corporation plc ADR[a]	298,848
26,782	ARIAD Pharmaceuticals, Inc.[a]	427,173
4,800	Biogen Idec, Inc.[a]	604,656
19,900	Dendreon Corporation[a]	212,035
14,500	Gilead Sciences, Inc.[a]	708,325
18,193	Incyte Corporation[a]	351,125
29,800	InterMune, Inc.[a]	437,166
15,100	Ironwood Pharmaceuticals, Inc.	200,981
15,600	Onyx Pharmaceuticals, Inc.[a]	587,808
17,200	Savient Pharmaceuticals, Inc.[a]	37,496
8,095	United Therapeutics Corporation[a]	381,517
9,400	Vertex Pharmaceuticals, Inc.[a]	385,494

	Total	5,111,406

Health Care Equipment (18.4%)
13,700	Covidien plc	749,116
14,433	Dexcom, Inc.[a]	150,536
7,663	Edwards Lifesciences Corporation[a]	557,330
23,100	EOS Imaging SAa	183,617
9,389	Given Imaging, Ltd.[a]	175,856
2,898	HeartWare International, Inc.[a]	190,370
9,500	Hologic, Inc.[a]	204,725
10,500	NxStage Medical, Inc.[a]	202,335
9,200	St. Jude Medical, Inc.	407,652
8,747	Thoratec Corporation[a]	294,861
7,762	Varian Medical Systems, Inc.[a]	535,268

	Total	3,651,666

Health Care Supplies (2.9%)
21,273	Align Technology, Inc.[a]	586,071

	Total	586,071

Pharmaceuticals (52.0%)
37,300	Aspen Pharmacare Holdings, Ltd.[a]	576,174
809,099	CFR Pharmaceuticals SA	202,026
12,600	Eli Lilly and Company	507,402
57,493	GlaxoSmithKline plc	1,285,289
44,897	Hikma Pharmaceuticals plc	487,598
40,200	Merck & Company, Inc.	1,543,680
29,000	Mylan, Inc.[a]	680,050
23,200	Novartis AG	1,284,296
6,340	Novo Nordisk A/S ADR	879,421
5,400	Perrigo Company	557,874
12,696	Pharmstandard GDR[a]	225,089
9,010	Roche Holding AG	1,568,013
5,071	Sawai Pharmaceutical Company, Ltd.	537,927

	Total	10,334,839

	Total Common Stock (cost $17,099,933)	19,683,982

	Total Investments (cost $17,099,933) 99.0%	$19,683,982

	Other Assets and Liabilities, Net 1.0%	202,221

	Total Net Assets 100.0%	$19,886,203

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,146,358
Gross unrealized depreciation	(562,309)

Net unrealized appreciation (depreciation)	$2,584,049

Cost for federal income tax purposes	$17,099,933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Partner Healthcare Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	5,111,406	4,632,624	478,782	–
Health Care Equipment	3,651,666	3,468,049	183,617	–
Health Care Supplies	586,071	586,071	–	–
Pharmaceuticals	10,334,839	4,393,516	5,941,323	–
Total	$19,683,982	$13,080,260	$6,603,722	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Foreign Currency Forward Contracts	64	–	64	–
Total Liability Derivatives	$64	$–	$64	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
British Pound	SSB	29,387	4/4/2012	$46,941	$47,005	($64)
Total Sales				$46,941	$47,005	($64)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($64)

Counterparty

SSB   -   State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Partner Natural Resources Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (91.6%)	Value
Coal & Consumable Fuels (6.1%)
45,414	Alpha Natural Resources, Inc.[a]	$690,747
48,300	Arch Coal, Inc.	517,293
29,394	Peabody Energy Corporation	851,250

	Total	2,059,290

Consumer Staples (8.3%)
28,003	Archer-Daniels-Midland Company	886,575
12,810	Bunge, Ltd.	876,716
17,495	Corn Products International, Inc.	1,008,587

	Total	2,771,878

Financials (15.8%)
8,335	Boston Properties, Inc.	875,092
14,786	Equity Residential	925,899
45,600	Kimco Realty Corporation	878,256
6,194	Public Storage, Inc.	855,825
6,279	Simon Property Group, Inc.	914,725
10,260	Vornado Realty Trust	863,892

	Total	5,313,689

Integrated Oil & Gas (11.7%)
19,195	BP plc ADR	863,775
12,829	Chevron Corporation	1,375,782
8,982	Occidental Petroleum Corporation	855,356
31,126	Petroleo Brasileiro SA ADR	826,706

	Total	3,921,619

Materials (14.4%)
10,500	BHP Billiton, Ltd. ADR	760,200
13,100	Cliffs Natural Resources, Inc.	907,306
26,408	Freeport-McMoRan Copper & Gold, Inc.	1,004,560
12,000	Mosaic Company	663,480
14,200	Rio Tinto plc ADR	789,378
12,275	Walter Energy, Inc.	726,803

	Total	4,851,727

Oil & Gas Drilling (5.4%)
17,204	ENSCO International plc ADR	910,608
52,000	Nabors Industries, Ltd.[a]	909,480

	Total	1,820,088

Oil & Gas Equipment & Services (12.0%)
14,191	Baker Hughes, Inc.	595,171
15,520	Cameron International Corporation[a]	819,922
12,801	Dril-Quip, Inc.[a]	832,321
12,522	Oil States International, Inc.[a]	977,467
53,200	Weatherford International, Ltd.[a]	802,788

	Total	4,027,669

Oil & Gas Exploration & Production (15.0%)
8,288	Apache Corporation	832,447
8,500	EOG Resources, Inc.	944,350
17,000	Newfield Exploration Company[a]	589,560
28,799	Plains Exploration & Production Company[a]	1,228,277
30,100	Swift Energy Company[a]	873,803

Shares	Common Stock (91.6%)	Value
Oil & Gas Exploration & Production (15.0%) - continued
25,600	Ultra Petroleum Corporation[a]	$579,328

	Total	5,047,765

Oil & Gas Refining & Marketing (2.9%)
38,200	Valero Energy Corporation	984,414

	Total	984,414

	Total Common Stock (cost $34,175,433)	30,798,139

	Total Investments (cost $34,175,433) 91.6%	$30,798,139

	Other Assets and Liabilities, Net 8.4%	2,821,019

	Total Net Assets 100.0%	$33,619,158

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,281,325
Gross unrealized depreciation	(5,658,619)

Net unrealized appreciation (depreciation)	$(3,377,294)

Cost for federal income tax purposes	$34,175,433

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Partner Natural Resources Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	2,059,290	2,059,290	–	–
Consumer Staples	2,771,878	2,771,878	–	–
Financials	5,313,689	5,313,689	–	–
Integrated Oil & Gas	3,921,619	3,921,619	–	–
Materials	4,851,727	4,851,727	–	–
Oil & Gas Drilling	1,820,088	1,820,088	–	–
Oil & Gas Equipment & Services	4,027,669	4,027,669	–	–
Oil & Gas Exploration & Production	5,047,765	5,047,765	–	–
Oil & Gas Refining & Marketing	984,414	984,414	–	–
Total	$30,798,139	$30,798,139	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Emerging Markets Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (97.3%)	Value
Brazil (17.6%)
90,072	Banco Bradesco SA ADR	$1,576,260
17,521	Lojas Renner SA	599,006
22,000	Multiplan Empreendimentos Imobiliarios SA	505,078
58,500	Petroleo Brasileiro SA PREF ADR	1,495,261
56,500	Souza Cruz SA	860,422
57,400	Ultrapar Participacoes SA	1,249,877
86,947	Vale SA SP PREF ADR	1,972,827

	Total	8,258,731

Chile (1.9%)
10,200	Banco Santander Chile SA ADR	878,118

	Total	878,118

China (2.9%)
961,000	PetroChina Company, Ltd.	1,353,216

	Total	1,353,216

Hong Kong (10.8%)
233,000	AIA Group, Ltd.	855,363
176,000	China Mobile, Ltd.	1,938,024
153,000	Hang Lung Group, Ltd.	992,646
25,000	Hang Lung Properties, Ltd.	91,881
82,000	Swire Pacific, Ltd., Class A	919,094
60,000	Swire Pacific, Ltd., Class B	132,164
59,500	Swire Properties, Ltd.[a]	147,877

	Total	5,077,049

Hungary (2.0%)
5,371	Richter Gedeon Nyrt	921,167

	Total	921,167

India (12.8%)
60,000	Bharti Airtel, Ltd.	398,315
9,123	GlaxoSmithKline Pharmaceuticals, Ltd.	414,428
2,200	Grasim Industries, Ltd.	113,381
4,350	Grasim Industries, Ltd. GDR	224,385
21,000	Hero Motocorp, Ltd.	848,307
58,000	Hindustan Unilever, Ltd.	467,023
90,050	Housing Development Finance Corporation	1,190,460
30,000	ICICI Bank, Ltd.	520,325
5,000	ICICI Bank, Ltd. ADR	174,350
17,000	Infosys, Ltd.	954,640
3,900	Infosys, Ltd. ADR	222,417
12,947	Ultra Tech Cement, Ltd.	384,902
2,484	Ultra Tech Cement, Ltd. GDR	73,847

	Total	5,986,780

Indonesia (3.1%)
180,000	PT Astra International Tbk	1,456,421

	Total	1,456,421

Luxembourg (2.0%)
25,100	Tenaris SA ADR	959,573

	Total	959,573

Malaysia (2.6%)
320,000	CIMB Group Holdings Berhad	803,577
96,500	Public Bank Berhad	432,614

	Total	1,236,191

Shares	Common Stock (97.3%)	Value
Mexico (7.3%)
18,400	Fomento Economico Mexicano SAB de CV ADR	$1,513,767
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR	465,936
251,128	Grupo Financiero Banorte SAB de CV ADR	1,116,295
120,300	Organizacion Soriana SAB de CVa	348,005

	Total	3,444,003

Philippines (2.4%)
1,209,700	Ayala Land, Inc.	585,691
312,897	Bank of the Philippine Islands	540,088

	Total	1,125,779

Poland (1.7%)
15,790	Bank Pekao SA	787,226

	Total	787,226

Russia (2.6%)
20,400	Lukoil ADR	1,231,120

	Total	1,231,120

South Africa (3.4%)
26,047	Massmart Holdings, Ltd.	551,020
99,800	Truworths International, Ltd.	1,052,118

	Total	1,603,138

South Korea (5.3%)
1,670	E-Mart Company, Ltd.	367,981
2,250	Samsung Electronics Company, Ltd.	1,581,843
1,570	Samsung Electronics Company, Ltd. GDR	543,892

	Total	2,493,716

Taiwan (5.0%)
168,400	Taiwan Mobile Company, Ltd.	513,411
635,499	Taiwan Semiconductor Manufacturing Company, Ltd.	1,827,043

	Total	2,340,454

Thailand (5.1%)
156,000	PTT Exploration & Production pcl	883,166
64,400	Siam Cement pcl	867,674
133,600	Siam Commercial Bank pcl	622,362

	Total	2,373,202

Turkey (5.2%)
262,833	Akbank TAS[a]	1,031,910
20,799	BIM Birlesik Magazalar AS	789,346
151,000	Turkiye Garanti Bankasi AS	598,535

	Total	2,419,791

United Kingdom (3.6%)
15,139	SABMiller plc	607,423

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Emerging Markets Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (97.3%)	Value
United Kingdom (3.6%) - continued
43,950	Standard Chartered plc	$1,097,492

	Total	1,704,915

	Total Common Stock (cost $38,806,114)	45,650,590

	Total Investments (cost $38,806,114) 97.3%	$45,650,590

	Other Assets and Liabilities, Net 2.7%	1,287,498

	Total Net Assets 100.0%	$46,938,088

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$8,345,829
Gross unrealized depreciation	(1,501,353)

Net unrealized appreciation (depreciation)	$6,844,476

Cost for federal income tax purposes	$38,806,114

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Emerging Markets Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	4,671,838	–	4,671,838	–
Consumer Staples	4,789,001	1,513,767	3,275,234	–
Energy	7,172,213	3,685,954	3,486,259	–
Financials	14,043,070	2,628,728	11,414,342	–
Health Care	1,335,595	–	1,335,595	–
Industrials	3,686,461	539,783	3,146,678	–
Information Technology	5,129,835	766,309	4,363,526	–
Materials	1,972,827	1,972,827	–	–
Telecommunications Services	2,849,750	–	2,849,750	–
Total	$45,650,590	$11,107,368	$34,543,222	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Real Estate Securities Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Diversified Real Estate Activities (0.1%)
5,019	Brookfield Asset Management, Inc.	$158,450

	Total	158,450

Diversified REITS (5.6%)
11,192	American Assets Trust, Inc.	255,177
26,057	Colonial Properties Trust	566,219
29,243	Liberty Property Trust	1,044,560
5,270	PS Business Parks, Inc.	345,396
2,000	Select Income REIT[a]	45,160
47,350	Vornado Realty Trust	3,986,870
10,515	Washington Real Estate Investment Trust	312,295

	Total	6,555,677

Hotels, Resorts & Cruise Lines (1.1%)
1,908	Gaylord Entertainment Company[a]	58,766
5,500	Hyatt Hotels Corporation[a]	234,960
3,500	Marriott International, Inc.	132,475
11,826	Starwood Hotels & Resorts Worldwide, Inc.	667,105
2,752	Wyndham Worldwide Corporation	127,995

	Total	1,221,301

Industrial REITS (5.1%)
59,616	DCT Industrial Trust, Inc.	351,735
8,624	EastGroup Properties, Inc.	433,097
14,246	First Industrial Realty Trust, Inc.[a]	175,938
11,126	First Potomac Realty Trust	134,513
135,273	Prologis, Inc.	4,872,534

	Total	5,967,817

Mortgage REITS (2.0%)
20,000	American Capital Agency Corporation	590,800
7,350	American Capital Mortgage Investment Corporation	160,009
45,850	ARMOUR Residential REIT, Inc.	309,488
3,584	Colony Financial, Inc.	58,706
4,040	CreXus Investment Corporation	41,774
32,650	CYS Investments, Inc.	427,388
17,150	Hatteras Financial Corporation	478,485
25,890	Two Harbors Investment Corporation	262,525

	Total	2,329,175

Office REITS (15.9%)
20,362	Alexandria Real Estate Equities, Inc.	1,489,073
33,662	BioMed Realty Trust, Inc.	638,905
47,224	Boston Properties, Inc.	4,958,048
44,380	Brandywine Realty Trust	509,482
9,455	CommonWealth REIT	176,052
5,646	Coresite Realty Corporation	133,189
9,807	Corporate Office Properties Trust	227,621
32,318	Digital Realty Trust, Inc.	2,390,563
37,857	Douglas Emmett, Inc.	863,518
62,670	Duke Realty Corporation	898,688
25,543	DuPont Fabros Technology, Inc.	624,526
4,879	Government Properties Income Trust	117,633
19,612	Highwoods Properties, Inc.	653,472

Shares	Common Stock (99.4%)	Value
Office REITS (15.9%) - continued
2,249	Hudson Pacific Properties, Inc.	$34,027
23,263	Kilroy Realty Corporation	1,084,288
17,555	Lexington Realty Trust	157,820
25,305	Mack-Cali Realty Corporation	729,290
16,963	Piedmont Office Realty Trust, Inc.	301,093
32,477	SL Green Realty Corporation	2,518,591

	Total	18,505,879

Real Estate Operating Companies (0.8%)
32,357	Brookfield Office Properties, Inc.	564,630
20,743	Forest City Enterprises, Inc.[a]	324,835

	Total	889,465

Residential REITS (18.4%)
25,003	American Campus Communities, Inc.	1,118,134
40,184	Apartment Investment & Management Company	1,061,259
11,659	Associated Estates Realty Corporation	190,508
29,749	AvalonBay Communities, Inc.	4,205,021
22,257	BRE Properties, Inc.	1,125,091
28,651	Camden Property Trust	1,883,803
4,626	Campus Crest Communities, Inc.	53,939
24,814	Education Realty Trust, Inc.	268,984
14,539	Equity Lifestyle Properties, Inc.	1,013,950
87,140	Equity Residential	5,456,707
10,699	Essex Property Trust, Inc.	1,621,006
10,887	Home Properties, Inc.	664,216
10,034	Mid-America Apartment Communities, Inc.	672,579
15,335	Post Properties, Inc.	718,598
4,717	Sun Communities, Inc.	204,388
46,894	UDR, Inc.	1,252,539

	Total	21,510,722

Retail REITS (25.6%)
13,863	Acadia Realty Trust	312,472
38,739	CBL & Associates Properties, Inc.	732,942
99,156	DDR Corporation	1,447,678
12,417	Equity One, Inc.	251,072
7,032	Excel Trust, Inc.	84,947
17,195	Federal Realty Investment Trust	1,664,304
104,605	General Growth Properties, Inc.	1,777,239
55,924	Glimcher Realty Trust	571,543
13,832	Inland Real Estate Corporation	122,690
92,287	Kimco Realty Corporation	1,777,448
19,197	Kite Realty Group Trust	101,168
40,166	Macerich Company	2,319,586
27,186	National Retail Properties, Inc.	739,187
5,526	Pennsylvania Real Estate Investment Trust	84,382
13,348	Ramco-Gershenson Properties Trust	163,113
3,282	Realty Income Corporation	127,112
25,692	Regency Centers Corporation	1,142,780
12,122	Retail Opportunity Investments Corporation	145,949
4,073	Rouse Properties, Inc.[a]	55,148
2,138	Saul Centers, Inc.	86,290
93,561	Simon Property Group, Inc.	13,629,966
29,863	Tanger Factory Outlet Centers, Inc.	887,827
14,841	Taubman Centers, Inc.	1,082,651

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Real Estate Securities Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Retail REITS (25.6%) - continued
23,142	Weingarten Realty Investors	$611,643

	Total	29,919,137

Specialized REITS (24.8%)
4,500	American Tower Corporation	283,590
16,978	Ashford Hospitality Trust, Inc.	152,972
6,227	Chatham Lodging Trust	79,021
9,233	Chesapeake Lodging Trust	165,917
13,176	Cogdell Spencer, Inc.	55,866
3,438	Cohen & Steers Quality Income Realty Fund, Inc.	33,761
40,872	CubeSmart	486,377
50,495	DiamondRock Hospitality Company	519,594
13,683	Entertainment Properties Trust	634,617
31,970	Extra Space Storage, Inc.	920,416
20,843	FelCor Lodging Trust, Inc.[a]	75,035
110,444	HCP, Inc.	4,358,120
56,794	Health Care REIT, Inc.	3,121,398
13,812	Healthcare Realty Trust, Inc.	303,864
48,647	Hersha Hospitality Trust	265,613
15,749	Hospitality Properties Trust	416,876
212,440	Host Hotels & Resorts, Inc.	3,488,265
24,640	LaSalle Hotel Properties	693,370
4,472	LTC Properties, Inc.	143,104
23,864	Medical Properties Trust, Inc.	221,458
19,461	Omega Healthcare Investors, Inc.	413,741
14,608	Pebblebrook Hotel Trust	329,849
5,465	Plum Creek Timber Company, Inc.	227,125
38,483	Public Storage, Inc.	5,317,196
10,494	Rayonier, Inc. REIT	462,680
8,241	RLJ Lodging Trust	153,530
5,792	Sabra Healthcare REIT, Inc.	95,220
25,066	Senior Housing Property Trust	552,705
3,099	Sovran Self Storage, Inc.	154,423
44,274	Strategic Hotel Capital, Inc.[a]	291,323
6,457	Summit Hotel Properties, Inc.	48,944
29,774	Sunstone Hotel Investors, Inc.[a]	289,999
74,520	Ventas, Inc.	4,255,092

	Total	29,011,061

	Total Common Stock (cost $127,428,011)	116,068,684

	Total Investments (cost $127,428,011) 99.4%	$116,068,684

	Other Assets and Liabilities, Net 0.6%	728,957

	Total Net Assets 100.0%	$116,797,641

a	Non-income producing security.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$15,096,549
Gross unrealized depreciation	(26,455,876)

Net unrealized appreciation (depreciation)	$(11,359,327)

Cost for federal income tax purposes	$127,428,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Real Estate Securities Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	158,450	158,450	–	–
Diversified REITS	6,555,677	6,555,677	–	–
Hotels, Resorts & Cruise Lines	1,221,301	1,221,301	–	–
Industrial REITS	5,967,817	5,967,817	–	–
Mortgage REITS	2,329,175	2,329,175	–	–
Office REITS	18,505,879	18,505,879	–	–
Real Estate Operating Companies	889,465	889,465	–	–
Residential REITS	21,510,722	21,510,722	–	–
Retail REITS	29,919,137	29,919,137	–	–
Specialized REITS	29,011,061	29,011,061	–	–
Total	$116,068,684	$116,068,684	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Partner Utilities Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (95.0%)	Value
Alternative Carriers (3.4%)
4,950	Lumos Networks Corporation	$53,262
16,807	TW Telecom, Inc.[a]	372,443

	Total	425,705

Consumer Discretionary (6.3%)
13,255	Comcast Corporation	397,783
4,633	Time Warner Cable, Inc.	377,589

	Total	775,372

Electric Utilities (31.8%)
4,700	American Electric Power Company, Inc.	181,326
9,275	Cleco Corporation	367,754
4,356	Edison International, Inc.	185,173
13,728	Exelon Corporation	538,275
10,200	FirstEnergy Corporation	465,018
12,100	IDACORP, Inc.	497,552
4,717	ITC Holdings Corporation	362,926
2,916	NextEra Energy, Inc.	178,109
28,740	NV Energy, Inc.	463,289
28,784	PNM Resources, Inc.	526,747
6,100	PPL Corporation	172,386

	Total	3,938,555

Gas Utilities (6.6%)
9,000	Laclede Group, Inc.	351,180
10,953	Southwest Gas Corporation	468,131

	Total	819,311

Independent Power Producers & Energy Traders (7.8%)
12,501	AES Corporation[a]	163,388
27,975	Calpine Corporation[a]	481,450
20,800	NRG Energy, Inc.[a]	325,936

	Total	970,774

Multi-Utilities (31.6%)
10,878	Alliant Energy Corporation	471,235
13,959	Avista Corporation	357,071
18,100	CenterPoint Energy, Inc.	356,932
21,983	CMS Energy Corporation	483,626
3,515	Dominion Resources, Inc.	180,003
6,669	DTE Energy Company	366,995
19,300	NiSource, Inc.	469,955
6,521	OGE Energy Corporation	348,874
8,100	PG&E Corporation	351,621
5,200	Public Service Enterprise Group, Inc.	159,172
2,900	Sempra Energy	173,884
7,378	Xcel Energy, Inc.	195,296

	Total	3,914,664

Water Utilities (3.2%)
11,487	American Water Works Company, Inc.	390,903

	Total	390,903

Wireless Telecommunication Services (4.3%)
4,950	NTELOS Holdings Corporation	102,465

Shares	Common Stock (95.0%)	Value
Wireless Telecommunication Services (4.3%) - continued
8,514	SBA Communications Corporation[a]	$432,596

	Total	535,061

	Total Common Stock (cost $10,839,479)	11,770,345

	Total Investments (cost $10,839,479) 95.0%	$11,770,345

	Other Assets and Liabilities, Net 5.0%	621,303

	Total Net Assets 100.0%	$12,391,648

a	Non-income producing security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,116,426
Gross unrealized depreciation	(185,560)

Net unrealized appreciation (depreciation)	$930,866

Cost for federal income tax purposes	$10,839,479

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Utilities Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Utilities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Alternative Carriers	425,705	425,705	–	–
Consumer Discretionary	775,372	775,372	–	–
Electric Utilities	3,938,555	3,938,555	–	–
Gas Utilities	819,311	819,311	–	–
Independent Power Producers & Energy Traders	970,774	970,774	–	–
Multi-Utilities	3,914,664	3,914,664	–	–
Water Utilities	390,903	390,903	–	–
Wireless Telecommunication Services	535,061	535,061	–	–

Total	$11,770,345	$11,770,345	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (16.2%)
18,100	Aeropostale, Inc.[a]	$391,322
15,320	Ann, Inc.[a]	438,765
5,960	Arctic Cat, Inc.[a]	255,267
22,280	Big Lots, Inc.[a]	958,486
33,510	BJ’s Restaurants, Inc.[a]	1,687,228
17,970	Body Central Corporation[a]	521,489
64,672	Bravo Brio Restaurant Group, Inc.[a]	1,290,853
45,900	Bridgepoint Education, Inc.[a,b]	1,136,025
72,840	Brunswick Corporation	1,875,630
3,130	Buffalo Wild Wings, Inc.[a]	283,860
11,300	Children’s Place Retail Stores, Inc.[a]	583,871
9,970	Cracker Barrel Old Country Store, Inc.	556,326
95,560	Crocs, Inc.[a]	1,999,115
1,850	Deckers Outdoor Corporation[a,b]	116,642
27,130	DSW, Inc.	1,485,910
65,930	Express, Inc.[a]	1,646,931
45,152	Gaylord Entertainment Company[a,b]	1,390,682
54,010	GNC Holdings, Inc.	1,884,409
6,690	Joseph A. Bank Clothiers, Inc.[a]	337,243
10,610	Krispy Kreme Doughnuts, Inc.[a]	77,453
33,440	Meritage Homes Corporation[a]	904,886
9,310	Oxford Industries, Inc.	473,134
7,500	Red Robin Gourmet Burgers, Inc.[a]	278,925
141,860	Scientific Games Corporation[a]	1,654,088
19,500	Select Comfort Corporation[a]	631,605
15,240	Shuffle Master, Inc.[a]	268,224
33,950	Shutterfly, Inc.[a]	1,063,653
96,460	Sonic Automotive, Inc.[b]	1,727,599
52,380	Sotheby’s Holdings, Inc.	2,060,629
39,420	Steven Madden, Ltd.[a]	1,685,205
47,940	Tenneco, Inc.[a]	1,780,971
53,240	True Religion Apparel, Inc.[a]	1,458,776
6,330	Ulta Salon Cosmetics & Fragrance, Inc.	587,994
46,740	Vera Bradley, Inc.[a,b]	1,411,081
18,100	Vitamin Shoppe, Inc.[a]	800,201

	Total	35,704,478

Consumer Staples (2.6%)
8,620	B&G Foods, Inc.	194,036
1,720	Boston Beer Company, Inc.[a,b]	183,679
37,140	Hain Celestial Group, Inc.[a]	1,627,103
146,110	Rite Aid Corporation[a]	254,232
12,940	TreeHouse Foods, Inc.[a]	769,930
55,950	United Natural Foods, Inc.[a]	2,610,627

	Total	5,639,607

Energy (7.2%)
31,280	Berry Petroleum Company	1,474,226
70,240	Carrizo Oil & Gas, Inc.[a]	1,984,982
39,140	CVR Energy, Inc.[a,b]	1,046,995
27,480	Dril-Quip, Inc.[a]	1,786,750
40,920	Energy XXI, Ltd.[a]	1,477,621
9,850	GeoResources, Inc.[a]	322,489
2,570	Gulfmark Offshore, Inc.[a]	118,117
49,190	Gulfport Energy Corporation[a]	1,432,413
141,923	Key Energy Services, Inc.[a]	2,192,710
20,590	Kodiak Oil & Gas Corporation[a,b]	205,076
9,550	Lufkin Industries, Inc.	770,208
57,500	Northern Oil and Gas, Inc.[a,b]	1,192,550
35,980	Rex Energy Corporation[a]	384,267
48,607	Swift Energy Company[a]	1,411,061

	Total	15,799,465

Shares	Common Stock (97.3%)	Value
Financials (6.6%)
55,140	Alterra Capital Holdings, Ltd.	$1,267,117
30,416	Bank of the Ozarks, Inc.	950,804
58,680	Colonial Properties Trust	1,275,116
82,570	Education Realty Trust, Inc.	895,059
4,240	IBERIABANK Corporation	226,713
39,980	Kilroy Realty Corporation	1,863,468
51,810	LaSalle Hotel Properties	1,457,934
41,410	MarketAxess Holdings, Inc.	1,544,179
24,070	Signature Bank[a]	1,517,373
6,310	Sovran Self Storage, Inc.	314,427
49,490	Tanger Factory Outlet Centers, Inc.	1,471,338
43,100	Texas Capital Bancshares, Inc.[a]	1,492,122
16,970	Umpqua Holdings Corporation	230,113

	Total	14,505,763

Health Care (19.0%)
14,700	ABIOMED, Inc.[a]	326,193
35,420	Acadia Healthcare Company, Inc.[a,b]	577,346
26,570	Achillion Pharmaceuticals, Inc.[a]	254,541
19,800	Air Methods Corporation[a]	1,727,550
150,144	Akorn, Inc.[a]	1,756,685
51,000	Align Technology, Inc.[a]	1,405,050
8,990	AMERIGROUP Corporation[a]	604,847
3,100	Analogic Corporation	209,374
88,590	ARIAD Pharmaceuticals, Inc.[a]	1,413,010
27,380	ArthroCare Corporation[a]	735,153
60,680	Bruker Corporation[a]	929,011
24,820	Catalyst Health Solutions, Inc.[a]	1,581,779
35,500	Cepheid, Inc.[a]	1,484,965
6,350	Computer Programs and Systems, Inc.	358,902
41,710	Cubist Pharmaceuticals, Inc.[a]	1,803,957
12,180	Cyberonics, Inc.[a]	464,423
26,870	Dynavax Technologies	135,156
43,740	Endologix, Inc.[a]	640,791
56,531	HMS Holdings Corporation[a]	1,764,333
42,390	Idenix Pharmaceuticals, Inc.[a,b]	414,998
47,940	Incyte Corporation[a,b]	925,242
37,340	Integra LifeSciences Holdings Corporation[a]	1,295,325
25,020	IPC The Hospitalist Company, Inc.[a]	923,488
16,650	Jazz Pharmaceuticals, Inc.[a]	807,025
5,980	Luminex Corporation[a]	139,633
18,540	Medivation, Inc.[a]	1,385,309
14,170	Mednax, Inc.[a]	1,053,823
43,240	Molina Healthcare, Inc.[a]	1,454,161
39,390	Onyx Pharmaceuticals, Inc.[a]	1,484,215
8,400	Orthofix International NVa	315,672
12,940	PAREXEL International Corporation[a]	348,992
48,870	PSS World Medical, Inc.[a]	1,238,366
4,650	QLT, Inc.[a]	32,550
59,030	Quality Systems, Inc.	2,581,382
55,760	Questcor Pharmaceuticals, Inc.[a,b]	2,097,691
24,530	Salix Pharmaceuticals, Ltd.[a]	1,287,825
24,290	Sirona Dental Systems, Inc.[a]	1,251,907

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (97.3%)	Value
Health Care (19.0%) - continued
12,280	SXC Health Solutions Corporation[a]	$920,509
56,260	VCA Antech, Inc.[a]	1,305,795
25,520	VIVUS, Inc.[a]	570,627
25,330	Wellcare Health Plans, Inc.[a]	1,820,720

	Total	41,828,321

Industrials (16.1%)
126,970	Avis Budget Group, Inc.[a]	1,796,625
34,160	Belden, Inc.	1,295,006
27,890	Chart Industries, Inc.[a]	2,045,174
44,820	Clean Harbors, Inc.[a]	3,017,731
52,500	Colfax Corporation[a]	1,850,100
33,700	Copa Holdings SA	2,669,040
12,920	EnPro Industries, Inc.[a]	531,012
6,490	ESCO Technologies, Inc.	238,637
35,940	Genesee & Wyoming, Inc.[a]	1,961,605
116,770	GrafTech International, Ltd.[a]	1,394,234
26,760	Greenbrier Companies, Inc.[a]	529,580
56,300	Healthcare Services Group, Inc.	1,197,501
48,350	Herman Miller, Inc.	1,110,116
72,290	Hexcel Corporation[a]	1,735,683
12,530	Hub Group, Inc.[a]	451,456
18,690	Huron Consulting Group, Inc.[a]	701,996
15,690	Kforce, Inc.[a]	233,781
6,450	Middleby Corporation[a]	652,611
33,430	Old Dominion Freight Line, Inc.[a]	1,593,608
12,950	Proto Labs, Inc.[a,b]	441,465
3,330	RBC Bearings, Inc.[a]	153,613
5,513	Robbins & Myers, Inc.	286,952
40,420	Shaw Group, Inc.[a]	1,281,718
8,710	Titan International, Inc.[b]	205,992
32,930	Triumph Group, Inc.	2,063,394
93,650	TrueBlue, Inc.[a]	1,674,462
175,700	US Airways Group, Inc.[a,b]	1,333,563
22,790	WESCO International, Inc.[a]	1,488,415
32,846	Woodward, Inc.	1,406,794

	Total	35,341,864

Information Technology (23.9%)
28,090	Acme Packet, Inc.[a,b]	773,037
33,800	ADTRAN, Inc.	1,054,222
49,330	Allot Communications, Ltd.[a]	1,146,923
27,710	Ancestry.com, Inc.[a,b]	630,125
25,380	Anixter International, Inc.[a]	1,840,811
11,000	ANSYS, Inc.[a]	715,220
69,730	Ariba, Inc.[a]	2,280,868
73,880	Aruba Networks, Inc.[a,b]	1,646,046
48,970	Bankrate, Inc.[a,b]	1,212,008
17,920	Bottomline Technologies, Inc.[a]	500,685
48,800	Broadsoft, Inc.[a,b]	1,866,600
60,870	Cardtronics, Inc.[a]	1,597,838
63,800	Cavium, Inc.[a]	1,973,972
41,117	Ceva, Inc.[a]	933,767
124,010	Cirrus Logic, Inc.[a]	2,951,438
35,090	Cognex Corporation	1,486,412
6,470	Coherent, Inc.[a]	377,395
36,580	Concur Technologies, Inc.[a,b]	2,098,960
45,530	DealerTrack Holdings, Inc.[a,b]	1,377,738
12,140	Diodes, Inc.[a]	281,405
22,470	Electronics for Imaging, Inc.[a]	373,451
89,780	Fairchild Semiconductor International, Inc.[a]	1,319,766
2,320	FARO Technologies, Inc.[a]	135,326

Shares	Common Stock (97.3%)	Value
Information Technology (23.9%) - continued
88,750	Finisar Corporation[a]	$1,788,313
30,100	GSI Group, Inc.[a]	363,006
29,696	Heartland Payment Systems, Inc.	856,433
1,660	Hittite Microwave Corporation[a]	90,155
8,580	Imperva, Inc.[a]	335,907
59,400	Kenexa Corporation[a]	1,855,656
6,980	Liquidity Services, Inc.[a]	312,704
6,730	Manhattan Associates, Inc.[a]	319,877
25,230	MAXIMUS, Inc.	1,026,104
64,418	NETGEAR, Inc.[a]	2,460,768
40,120	OCZ Technology Group, Inc.[a,b]	280,038
4,020	Opnet Technologies, Inc.	116,580
13,930	OSI Systems, Inc.[a]	853,909
29,590	Plexus Corporation[a]	1,035,354
46,760	Power Integrations, Inc.	1,735,731
44,120	QLIK Technologies, Inc.[a]	1,411,840
11,190	Rofin-Sinar Technologies, Inc.[a]	295,080
134,700	Sapient Corporation	1,677,015
57,970	Semtech Corporation[a]	1,649,826
67,770	Synchronoss Technologies, Inc.[a,b]	2,163,218
6,540	Tangoe, Inc.[a]	123,017
88,590	Teradyne, Inc.[a]	1,496,285
56,740	Ultratech, Inc.[a]	1,644,325

	Total	52,465,154

Materials (4.9%)
51,210	Allied Nevada Gold Corporation[a]	1,665,861
156,690	Boise, Inc.	1,286,425
163,000	Century Aluminum Company[a]	1,447,440
85,320	Chemtura Corporation[a]	1,448,734
4,130	Domtar Corporation	393,919
16,260	KapStone Paper and Packaging Corporation[a]	320,322
32,480	Kraton Performance Polymers, Inc.[a]	862,994
173,940	Louisiana-Pacific Corporation[a]	1,626,339
11,780	LSB Industries, Inc.[a]	458,477
29,690	Methanex Corporation	962,847
24,060	Noranda Aluminum Holding Corporation	239,878

	Total	10,713,236

Telecommunications Services (0.8%)
9,470	AboveNet, Inc.[a]	784,116
46,170	Cogent Communications Group, Inc.[a]	880,924

	Total	1,665,040

Utilities (<0.1%)
6,102	Artesian Resources Corporation[b]	114,657

	Total	114,657

	Total Common Stock (cost $180,283,752)	213,777,585

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Collateral Held for Securities Loaned (9.5%)	Value
20,787,182	Thrivent Financial Securities Lending Trust	$20,787,182

	Total Collateral Held for Securities Loaned (cost $20,787,182)	20,787,182

	Total Investments (cost $201,070,934) 106.8%	$234,564,767

	Other Assets and Liabilities, Net (6.8%)	(14,870,892)

	Total Net Assets 100.0%	$219,693,875

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$37,952,346
Gross unrealized depreciation	(4,458,513)

Net unrealized appreciation (depreciation)	$33,493,833

Cost for federal income tax purposes	$201,070,934

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	35,704,478	35,704,478	–	–
Consumer Staples	5,639,607	5,639,607	–	–
Energy	15,799,465	15,799,465	–	–
Financials	14,505,763	14,505,763	–	–
Health Care	41,828,321	41,828,321	–	–
Industrials	35,341,864	35,341,864	–	–
Information Technology	52,465,154	52,465,154	–	–
Materials	10,713,236	10,713,236	–	–
Telecommunications Services	1,665,040	1,665,040	–	–
Utilities	114,657	114,657	–	–
Collateral Held for Securities Loaned	20,787,182	20,787,182	–	–

Total	$234,564,767	$234,564,767	$ –	$ –

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$20,479,131	$33,996,475	$33,688,424	20,787,182	$20,787,182	$57,297
Total Value and Income Earned	20,479,131				20,787,182	57,297

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner Small Cap Value Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (96.3%)	Value
Consumer Discretionary (13.5%)
208,500	Aaron’s, Inc.	$5,400,150
31,500	Ascent Capital Group, Inc., LLC[a]	1,489,635
53,500	CSS Industries, Inc.	1,041,110
57,400	Dorman Products, Inc.[a]	2,904,440
100,000	Drew Industries, Inc.[a]	2,731,000
60,000	Ethan Allen Interiors, Inc.[b]	1,519,200
86,300	Fred’s, Inc.	1,260,843
96,000	Haverty Furniture Companies, Inc.	1,065,600
42,000	Hooker Furniture Corporation	573,300
130,400	Liz Claiborne, Inc.[a]	1,742,144
68,000	M/I Homes, Inc.[a]	840,480
97,700	MarineMax, Inc.[a]	804,071
56,500	Matthews International Corporation	1,787,660
74,600	Men’s Wearhouse, Inc.	2,892,242
106,600	Meritage Homes Corporation[a]	2,884,596
212,000	Orient-Express Hotels, Ltd.[a]	2,162,400
150,000	Shiloh Industries, Inc.	1,429,500
62,100	Stanley Furniture Company, Inc.[a]	297,459
161,000	Stein Mart, Inc.[a]	1,062,600
36,900	Steven Madden, Ltd.[a]	1,577,475
76,300	Winnebago Industries, Inc.[a,b]	747,740

	Total	36,213,645

Consumer Staples (0.6%)
245,000	Alliance One International, Inc.[a]	923,650
28,300	Nash Finch Company	804,286

	Total	1,727,936

Energy (4.8%)
8,800	Atwood Oceanics, Inc.[a]	395,032
7,900	Carbo Ceramics, Inc.[b]	833,055
93,000	Cloud Peak Energy, Inc.[a]	1,481,490
87,200	Forest Oil Corporation[a]	1,056,864
89,000	Gulf Island Fabrication, Inc.	2,605,030
213,000	Hercules Offshore, Inc.[a]	1,007,490
38,586	Lone Pine Resources, Inc.[a]	250,809
45,100	Overseas Shipholding Group, Inc.[b]	569,613
74,900	Penn Virginia Corporation	340,795
63,500	Swift Energy Company[a]	1,843,405
213,500	Teekay Tankers, Ltd.[b]	1,295,945
136,300	Tetra Technologies, Inc.[a]	1,283,946

	Total	12,963,474

Financials (22.5%)
78,100	Alterra Capital Holdings, Ltd.	1,794,738
204,000	Ares Capital Corporation	3,335,400
33,100	Assured Guaranty, Ltd.	546,812
188,000	CBL & Associates Properties, Inc.	3,556,960
329,900	Cedar Realty Trust, Inc.	1,689,088
35,400	CoBiz Financial, Inc.	250,278
69,900	Columbia Banking System, Inc.	1,592,322
35,000	Compass Diversified Trust[b]	517,650
132,800	Cousins Properties, Inc.	1,006,624
108,800	East West Bancorp, Inc.	2,512,192
48,500	Employers Holdings, Inc.	858,935
77,500	First Potomac Realty Trust	936,975
89,000	Glacier Bancorp, Inc.	1,329,660
30,516	Golub Capital BDC, Inc.	465,979
77,000	Hatteras Financial Corporation	2,148,300
191,400	Hercules Technology Growth Capital, Inc.	2,120,712

Shares	Common Stock (96.3%)	Value
Financials (22.5%) - continued
86,200	Home Bancshares, Inc.	$2,293,782
26,900	iShares Russell 2000 Value Index Fund[b]	1,962,893
56,400	JMP Group, Inc.	416,232
57,600	Kilroy Realty Corporation	2,684,736
277,000	Kite Realty Group Trust	1,459,790
86,000	LaSalle Hotel Properties	2,420,040
2,600	Markel Corporation[a]	1,167,244
103,000	Meadowbrook Insurance Group, Inc.	960,990
76,200	National Interstate Corporation	1,949,196
26,400	Potlatch Corporation	827,376
69,300	ProAssurance Corporation	6,106,023
101,200	Radian Group, Inc.[b]	440,220
159,000	Redwood Trust, Inc.	1,780,800
130,000	Safeguard Scientifics, Inc.[a]	2,236,000
114,000	Sandy Spring Bancorp, Inc.	2,071,380
75,900	SeaBright Holdings, Inc.	689,931
18,000	Stifel Financial Corporation[a]	681,120
53,000	SVB Financial Group[a]	3,410,020
63,000	Wintrust Financial Corporation	2,254,770

	Total	60,475,168

Health Care (5.0%)
14,600	Angiodynamics, Inc.[a]	178,850
6,700	Atrion Corporation	1,408,407
842,100	Lexicon Pharmaceuticals, Inc.[a,b]	1,566,306
32,500	National Healthcare Corporation[b]	1,480,700
110,500	Owens & Minor, Inc.	3,360,305
90,500	Triple-S Management Corporation[a]	2,090,550
67,700	Vanguard Health Systems, Inc.[a]	667,522
61,100	West Pharmaceutical Services, Inc.	2,598,583

	Total	13,351,223

Industrials (25.5%)
60,600	A.O. Smith Corporation	2,723,970
95,000	Aegion Corporation[a]	1,693,850
87,100	Alaska Air Group, Inc.[a]	3,119,922
38,700	Applied Industrial Technologies, Inc.	1,591,731
24,300	Astec Industries, Inc.[a]	886,464
148,000	Beacon Roofing Supply, Inc.[a]	3,812,480
57,000	Belden, Inc.	2,160,870
27,100	Cascade Corporation	1,358,252
35,700	Circor International, Inc.	1,187,739
87,200	Comfort Systems USA, Inc.	951,352
70,000	Dolan Company[a]	637,700
17,400	Franklin Electric Company, Inc.	853,818
22,800	FTI Consulting, Inc.[a]	855,456
63,000	G & K Services, Inc.	2,154,600
84,400	Genesee & Wyoming, Inc.[a]	4,606,552
107,100	Gibraltar Industries, Inc.[a]	1,622,565
106,000	Greenbrier Companies, Inc.[a]	2,097,740
45,600	Hub Group, Inc.[a]	1,642,968
54,300	IDEX Corporation	2,287,659
48,500	Kaman Corporation	1,646,575
95,800	Kforce, Inc.[a]	1,427,420
75,600	Kirby Corporation[a]	4,973,724
75,000	Kratos Defense & Security Solutions, Inc.[a,b]	400,500
114,000	McGrath Rentcorp	3,660,540
41,500	Mine Safety Appliances Company	1,704,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner Small Cap Value Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (96.3%)	Value
Industrials (25.5%) - continued
120,000	Navigant Consulting, Inc.[a]	$1,669,200
56,000	Nordson Corporation	3,052,560
13,900	RBC Bearings, Inc.[a]	641,207
70,800	Robbins & Myers, Inc.	3,685,140
26,100	Sterling Construction Company, Inc.[a]	254,475
43,050	Sun Hydraulics Corporation	1,126,188
31,500	Universal Forest Products, Inc.	1,086,120
80,900	Universal Truckload Services, Inc.	1,218,354
94,000	Vitran Corporation, Inc.[a]	750,120
65,300	Waste Connections, Inc.	2,124,209
65,400	Woodward, Inc.	2,801,082

	Total	68,467,922

Information Technology (10.0%)
69,812	Accelrys, Inc.[a]	557,100
135,000	Advanced Energy Industries, Inc.[a]	1,771,200
36,500	ATMI, Inc.[a]	850,450
137,500	Brooks Automation, Inc.	1,695,375
24,500	Cabot Microelectronics Corporation[b]	952,560
30,300	Cognex Corporation	1,283,508
59,100	Cohu, Inc.	671,967
125,000	Electro Rent Corporation	2,301,250
56,700	Electro Scientific Industries, Inc.	851,067
94,280	Intevac, Inc.[a]	801,380
16,800	Littelfuse, Inc.	1,053,360
89,000	Methode Electronics, Inc.	825,920
69,600	Monotype Imaging Holdings, Inc.[a]	1,037,040
40,500	Newport Corporation[a]	717,660
113,100	Progress Software Corporation[a]	2,671,422
156,000	ShoreTel, Inc.[a]	886,080
316,000	Sonus Networks, Inc.[a]	916,400
28,000	Standard Microsystems Corporation[a]	724,360
11,100	StarTek, Inc.[a,b]	24,309
66,500	Synnex Corporation[a]	2,536,310
75,600	Teradyne, Inc.[a]	1,276,884
66,200	Xyratex, Ltd.	1,053,242
79,500	Zygo Corporation[a]	1,555,815

	Total	27,014,659

Materials (8.9%)
39,300	AMCOL International Corporation	1,158,957
74,000	AptarGroup, Inc.	4,052,980
25,900	Carpenter Technology Corporation	1,352,757
82,800	Clearwater Paper Corporation[a]	2,749,788
60,100	Franco-Nevada Corporation[b]	2,584,150
21,300	Haynes International, Inc.	1,349,355
90,400	Innospec, Inc.[a]	2,746,352
23,600	Minerals Technologies, Inc.	1,543,676
121,000	Myers Industries, Inc.	1,784,750
310,000	North American Palladium, Ltd.[a,b]	812,200
33,000	Schnitzer Steel Industries, Inc.	1,316,535
11,000	Texas Industries, Inc.[b]	385,110
213,200	Wausau Paper Corporation	1,999,816

	Total	23,836,426

Shares	Common Stock (96.3%)	Value
Telecommunications Services (0.3%)
95,000	Premiere Global Services, Inc.[a]	$858,800

	Total	858,800

Utilities (5.2%)
30,300	Black Hills Corporation	1,015,959
99,800	Cleco Corporation	3,957,070
66,300	El Paso Electric Company	2,154,087
53,700	NorthWestern Corporation	1,904,202
45,900	PNM Resources, Inc.	839,970
65,400	Southwest Gas Corporation	2,795,196
44,600	Vectren Corporation	1,296,076

	Total	13,962,560

	Total Common Stock (cost $204,106,129)	258,871,813

Shares	Preferred Stock (0.8%)	Value
Financials (0.5%)
820	East West Bancorp, Inc.[c]	1,340,700

	Total	1,340,700

Health Care (0.3%)
51,400	National Healthcare Corporation, Convertible[c]	745,300

	Total	745,300

	Total Preferred Stock (cost $1,505,546)	2,086,000

Shares	Collateral Held for Securities Loaned (4.5%)	Value
12,242,915	Thrivent Financial Securities Lending Trust	12,242,915

	Total Collateral Held for Securities Loaned (cost $12,242,915)	12,242,915

Principal Amount	Short-Term Investments (2.8%)[d]	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.040%, 4/18/2012[e]	3,999,920
	Liberty Street Funding, LLC
3,500,000	0.080%, 4/2/2012[e]	3,499,984

	Total Short-Term Investments (at amortized cost)	7,499,904

	Total Investments (cost $225,354,494) 104.4%	$280,700,632

	Other Assets and Liabilities, Net (4.4%)	(11,911,730)

	Total Net Assets 100.0%	$268,788,902

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner Small Cap Value Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$73,536,353
Gross unrealized depreciation	(18,190,215)

Net unrealized appreciation (depreciation)	$55,346,138

Cost for federal income tax purposes	$225,354,494

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	36,213,645	36,213,645	–	–
Consumer Staples	1,727,936	1,727,936	–	–
Energy	12,963,474	12,963,474	–	–
Financials	60,475,168	60,475,168	–	–
Health Care	13,351,223	13,351,223	–	–
Industrials	68,467,922	68,467,922	–	–
Information Technology	27,014,659	27,014,659	–	–
Materials	23,836,426	21,252,276	2,584,150	–
Telecommunications Services	858,800	858,800	–	–
Utilities	13,962,560	13,962,560	–	–
Preferred Stock
Financials	1,340,700	1,340,700	–	–
Health Care	745,300	745,300	–	–
Collateral Held for Securities Loaned	12,242,915	12,242,915	–	–
Short-Term Investments	7,499,904	–	7,499,904	–

Total	$280,700,632	$270,616,578	$10,084,054	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$15,559,565	$14,384,496	$17,701,146	12,242,915	$12,242,915	$34,932
Total Value and Income Earned	15,559,565				12,242,915	34,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Small Cap Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (82.3%)	Value
Consumer Discretionary (12.0%)
95,200	Big Lots, Inc.[a]	$4,095,504
85,700	BJ’s Restaurants, Inc.[a]	4,314,995
49,371	Buffalo Wild Wings, Inc.[a]	4,477,456
42,737	Children’s Place Retail Stores, Inc.[a]	2,208,221
194,131	Foot Locker, Inc.	6,027,767
94,012	Life Time Fitness, Inc.[a]	4,754,187
128,000	Meredith Corporation[b]	4,154,880
236,862	Pier 1 Imports, Inc.[a]	4,306,151

	Total	34,339,161

Consumer Staples (2.5%)
125,537	Corn Products International, Inc.	7,237,208

	Total	7,237,208

Energy (6.7%)
441,412	Arch Coal, Inc.	4,727,523
407,143	Patriot Coal Corporation[a,b]	2,540,572
462,812	Petroleum Geo-Services ASA[a]	6,777,309
173,843	Swift Energy Company[a]	5,046,662

	Total	19,092,066

Financials (19.5%)
39,096	Affiliated Managers Group, Inc.[a]	4,371,324
42,300	Allied World Assurance Company Holdings AG	2,904,741
66,400	American Campus Communities, Inc.	2,969,408
107,100	Apartment Investment & Management Company	2,828,511
97,900	Aspen Insurance Holdings, Ltd.	2,735,326
129,600	Douglas Emmett, Inc.	2,956,176
42,400	Equity Lifestyle Properties, Inc.	2,956,976
86,700	HCC Insurance Holdings, Inc.	2,702,439
44,800	Home Properties, Inc.	2,733,248
33,700	iShares Russell 2000 Index Fund[b]	2,792,045
225,236	Ocwen Financial Corporation[a]	3,520,439
2,432,823	Popular, Inc.[a]	4,987,287
29,800	ProAssurance Corporation	2,625,678
100,400	Protective Life Corporation	2,973,848
69,800	Tanger Factory Outlet Centers, Inc.	2,075,154
37,620	Taubman Centers, Inc.	2,744,379
118,659	Tower Group, Inc.	2,661,521
185,303	Zions Bancorporation	3,976,602

	Total	55,515,102

Health Care (7.1%)
109,500	Align Technology, Inc.[a]	3,016,725
93,842	Covance, Inc.[a]	4,469,695
134,011	Health Net, Inc.[a]	5,322,917
191,117	PSS World Medical, Inc.[a]	4,842,905
57,911	United Therapeutics Corporation[a]	2,729,345

	Total	20,381,587

Industrials (15.9%)
241,200	Actuant Corporation	6,992,388
315,268	Deluxe Corporation	7,383,577
296,104	EMCOR Group, Inc.	8,208,003
187,795	FTI Consulting, Inc.[a]	7,046,068
155,200	GATX Corporation	6,254,560
273,499	Manitowoc Company, Inc.	3,790,696
176,372	Shaw Group, Inc.[a]	5,592,756

	Total	45,268,048

Shares	Common Stock (82.3%)	Value
Information Technology (14.8%)
148,500	ADTRAN, Inc.	$4,631,715
377,600	Atmel Corporation[a]	3,723,136
129,600	Cavium, Inc.[a]	4,009,824
64,600	OpenTable, Inc.[a,b]	2,614,362
174,845	Plantronics, Inc.	7,039,260
194,900	Polycom, Inc.[a]	3,716,743
436,720	Teradyne, Inc.[a]	7,376,201
145,472	TIBCO Software, Inc.[a]	4,436,896
90,100	VeriFone Systems, Inc.[a]	4,673,487

	Total	42,221,624

Utilities (3.8%)
253,100	PNM Resources, Inc.	4,631,730
142,687	Southwest Gas Corporation	6,098,442

	Total	10,730,172

	Total Common Stock (cost $225,799,879)	234,784,968

	Collateral Held for Securities
Shares	Loaned (4.2%)	Value
11,926,275	Thrivent Financial Securities Lending Trust	11,926,275

	Total Collateral Held for Securities Loaned (cost $11,926,275)	11,926,275

Principal Amount	Short-Term Investments (18.6%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,200,000	0.060%, 4/4/2012[d]	1,199,992
26,000,000	0.075%, 4/11/2012[d]	25,999,404
5,000,000	0.086%, 4/13/2012[d]	4,999,846
9,000,000	0.080%, 4/18/2012[d]	8,999,640
4,000,000	0.085%, 5/9/2012[d]	3,999,632
	Federal National Mortgage Association Discount Notes
1,400,000	0.121%, 7/18/2012[d,e]	1,399,492
	Liberty Street Funding, LLC
4,800,000	0.080%, 4/2/2012[d]	4,799,979
	U.S. Treasury Bills
1,800,000	0.100%, 7/19/2012[d,e]	1,799,450

	Total Short-Term Investments (at amortized cost)	53,197,435

	Total Investments (cost $290,923,589) 105.1%	$299,908,678

	Other Assets and Liabilities, Net (5.1%)	(14,599,458)

	Total Net Assets 100.0%	$285,309,220

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Small Cap Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

e	At March 30, 2012, $3,198,942 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,328,828
Gross unrealized depreciation	(15,343,739)

Net unrealized appreciation (depreciation)	$8,985,089

Cost for federal income tax purposes	$290,923,589

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	34,339,161	34,339,161	–	–
Consumer Staples	7,237,208	7,237,208	–	–
Energy	19,092,066	12,314,757	6,777,309	–
Financials	55,515,102	55,515,102	–	–
Health Care	20,381,587	20,381,587	–	–
Industrials	45,268,048	45,268,048	–	–
Information Technology	42,221,624	42,221,624	–	–
Utilities	10,730,172	10,730,172	–	–
Collateral Held for Securities Loaned	11,926,275	11,926,275	–	–
Short-Term Investments	53,197,435	–	53,197,435	–

Total	$299,908,678	$239,933,934	$59,974,744	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives Futures Contracts	606,868	606,868	–	–

Total Asset Derivatives	$606,868	$606,868	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	479	June 2012	$39,039,962	$39,646,830	$606,868
Total Futures Contracts					$606,868

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$2,316,500	$42,621,153	$33,011,378	11,926,275	$11,926,275	$21,924
Total Value and Income Earned	2,316,500				11,926,275	21,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Small Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Consumer Discretionary (15.7%)
7,100	American Public Education, Inc.[a,b]	$269,800
10,900	Arbitron, Inc.	403,082
5,100	Arctic Cat, Inc.[b]	218,433
8,700	Big 5 Sporting Goods Corporation	68,208
615	Biglari Holdings, Inc.[b]	247,753
9,700	BJ’s Restaurants, Inc.[b]	488,395
5,600	Blue Nile, Inc.[a,b]	184,688
2,100	Blyth, Inc.	157,143
21,800	Boyd Gaming Corporation[a,b]	170,912
16,825	Brown Shoe Company, Inc.[a]	155,295
35,700	Brunswick Corporation	919,275
10,650	Buckle, Inc.[a]	510,135
7,300	Buffalo Wild Wings, Inc.[b]	662,037
17,100	Cabela’s, Inc.[b]	652,365
26,000	Callaway Golf Company[a]	175,760
5,500	Capella Education Company[b]	197,725
21,300	Career Education Corporation[b]	171,678
11,700	Cato Corporation	323,388
7,225	CEC Entertainment, Inc.	273,900
9,900	Children’s Place Retail Stores, Inc.[b]	511,533
14,425	Christopher & Banks Corporation	26,831
12,100	Coinstar, Inc.[a,b]	768,955
35,500	Coldwater Creek, Inc.[b]	41,180
33,900	Corinthian Colleges, Inc.[a,b]	140,346
9,200	Cracker Barrel Old Country Store, Inc.	513,360
35,900	Crocs, Inc.[b]	751,028
10,900	Digital Generation, Inc.[b]	111,289
6,200	DineEquity, Inc.[b]	307,520
7,600	Drew Industries, Inc.[b]	207,556
12,433	E.W. Scripps Company[b]	122,714
10,350	Ethan Allen Interiors, Inc.[a]	262,062
20,793	Finish Line, Inc.	441,227
14,850	Fred’s, Inc.	216,958
9,700	Genesco, Inc.[b]	695,005
9,100	Group 1 Automotive, Inc.	511,147
17,600	Harte-Hanks, Inc.	159,280
7,600	Haverty Furniture Companies, Inc.	84,360
12,600	Helen of Troy, Ltd.[b]	428,526
10,550	Hibbett Sports, Inc.[b]	575,503
25,000	Hillenbrand, Inc.	573,750
16,875	Hot Topic, Inc.	171,281
29,000	Iconix Brand Group, Inc.[b]	504,020
15,900	Interval Leisure Group, Inc.	276,660
10,900	iRobot Corporation[a,b]	297,134
17,600	Jack in the Box, Inc.[b]	421,872
10,300	JAKKS Pacific, Inc.[a]	179,735
11,162	Joseph A. Bank Clothiers, Inc.[b]	562,676
6,500	Kirkland’s, Inc.[b]	105,170
11,000	K-Swiss, Inc.[a,b]	45,100
20,700	La-Z-Boy, Inc.[b]	309,672
9,000	Lincoln Educational Services	71,190
8,600	Lithia Motors, Inc.[a]	225,320
58,218	Live Nation Entertainment, Inc.[b]	547,249
40,400	Liz Claiborne, Inc.[b]	539,744
11,200	Lumber Liquidators Holdings, Inc.[b]	281,232
7,500	M/I Homes, Inc.[b]	92,700
9,400	Maidenform Brands, Inc.[b]	211,594
8,000	Marcus Corporation	100,400
9,400	MarineMax, Inc.[b]	77,362

Shares	Common Stock (99.4%)	Value
Consumer Discretionary (15.7%) - continued
10,800	Marriott Vacations Worldwide Corporation[a,b]	$307,908
20,500	Men’s Wearhouse, Inc.	794,785
11,300	Meritage Homes Corporation[b]	305,778
5,800	Midas, Inc.[b]	66,584
4,600	Monarch Casino & Resort, Inc.[b]	47,380
12,350	Monro Muffler Brake, Inc.	512,402
7,000	Movado Group, Inc.	171,850
10,800	Multimedia Games Holding Company, Inc.[b]	118,368
10,900	NutriSystem, Inc.[a]	122,407
7,500	O’Charley’s, Inc.[b]	73,800
34,400	OfficeMax, Inc.[b]	196,768
5,500	Oxford Industries, Inc.	279,510
8,500	P.F. Chang’s China Bistro, Inc.	335,920
7,400	Papa John’s International, Inc.[b]	278,684
5,300	Peet’s Coffee & Tea, Inc.[a,b]	390,610
21,100	Pep Boys - Manny, Moe & Jack	314,812
4,800	Perry Ellis International, Inc.[b]	89,616
7,900	PetMed Express, Inc.[a]	97,802
24,800	Pinnacle Entertainment, Inc.[b]	285,448
19,012	Pool Corporation	711,429
48,900	Quiksilver, Inc.[b]	197,556
4,400	Red Robin Gourmet Burgers, Inc.[b]	163,636
25,000	Ruby Tuesday, Inc.[b]	228,250
6,300	Rue21, Inc.[b]	184,842
14,100	Ruth’s Hospitality Group, Inc.[b]	107,019
17,800	Ryland Group, Inc.	343,184
22,600	Select Comfort Corporation[b]	732,014
21,925	Shuffle Master, Inc.[b]	385,880
14,800	Skechers USA, Inc.[b]	188,256
13,900	Sonic Automotive, Inc.[a]	248,949
24,152	Sonic Corporation[b]	185,487
13,400	Spartan Motors, Inc.	70,886
12,200	Stage Stores, Inc.	198,128
5,500	Stamps.com, Inc.[a,b]	153,340
7,800	Standard Motor Products, Inc.	138,372
40,500	Standard Pacific Corporation[a,b]	180,630
10,800	Stein Mart, Inc.[b]	71,280
15,650	Steven Madden, Ltd.[b]	669,037
7,600	Sturm, Ruger & Company, Inc.	373,160
9,400	Superior Industries International, Inc.	183,676
23,800	Texas Roadhouse, Inc.	396,032
10,200	True Religion Apparel, Inc.[b]	279,480
16,700	Tuesday Morning Corporation[b]	64,128
5,900	Universal Electronic, Inc.[b]	117,882
8,600	Universal Technical Institute, Inc.	113,434
11,700	Vitamin Shoppe, Inc.[b]	517,257
7,500	VOXX International Corporation[b]	101,700
11,700	Winnebago Industries, Inc.[a,b]	114,660
19,500	Wolverine World Wide, Inc.	725,010
10,400	Zale Corporation[a,b]	32,136
8,700	Zumiez, Inc.[a,b]	314,157

	Total	32,001,532

Consumer Staples (4.2%)
34,900	Alliance One International, Inc.[b]	131,573
7,300	Andersons, Inc.	355,437
19,300	B&G Foods, Inc.	434,443
3,400	Boston Beer Company, Inc.[a,b]	363,086
5,000	Calavo Growers, Inc.[a]	133,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Small Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Consumer Staples (4.2%) - continued
5,700	Cal-Maine Foods, Inc.[a]	$218,082
15,200	Casey’s General Stores, Inc.	842,992
16,900	Central Garden & Pet Company[b]	162,747
46,900	Darling International, Inc.[b]	816,998
8,800	Diamond Foods, Inc.[a]	200,816
17,700	Hain Celestial Group, Inc.[b]	775,437
6,500	Inter Parfums, Inc.	101,985
5,800	J & J Snack Foods Corporation	304,268
5,500	Medifast, Inc.[a,b]	96,030
4,900	Nash Finch Company	139,258
20,200	Prestige Brands Holdings, Inc.[b]	353,096
7,600	Sanderson Farms, Inc.[a]	403,028
3,700	Seneca Foods Corporation[b]	97,458
18,700	Snyders-Lance, Inc.	483,395
9,100	Spartan Stores, Inc.	164,892
14,400	TreeHouse Foods, Inc.[b]	856,800
19,500	United Natural Foods, Inc.[b]	909,870
6,370	WD-40 Company	288,879

	Total	8,634,470

Energy (4.4%)
10,600	Approach Resources, Inc.[a,b]	391,670
11,800	Basic Energy Services, Inc.[b]	204,730
14,300	Bristow Group, Inc.	682,539
24,400	Cloud Peak Energy, Inc.[b]	388,692
19,200	Comstock Resources, Inc.[b]	303,936
5,100	Contango Oil & Gas Company[b]	300,441
25,000	Exterran Holdings, Inc.[b]	329,750
8,000	GeoResources, Inc.[a,b]	261,920
5,800	Gulf Island Fabrication, Inc.	169,766
18,000	Gulfport Energy Corporation[b]	524,160
14,000	Hornbeck Offshore Services, Inc.[b]	588,420
51,000	ION Geophysical Corporation[b]	328,950
13,300	Lufkin Industries, Inc.	1,072,645
10,300	Matrix Service Company[b]	144,303
10,500	Overseas Shipholding Group, Inc.[a]	132,615
2,500	OYO Geospace Corporation[b]	263,325
18,300	Penn Virginia Corporation	83,265
9,400	Petroleum Development Corporation[b]	348,646
22,800	PetroQuest Energy, Inc.[a,b]	139,992
24,600	Pioneer Drilling Company[b]	216,480
8,350	SEACOR Holdings, Inc.[b]	799,763
19,500	Stone Energy Corporation[b]	557,505
17,000	Swift Energy Company[b]	493,510
30,950	Tetra Technologies, Inc.[b]	291,549

	Total	9,018,572

Financials (20.5%)
17,128	Acadia Realty Trust	386,065
7,300	Amerisafe, Inc.[b]	180,602
18,500	Bank Mutual Corporation	74,740
11,500	Bank of the Ozarks, Inc.	359,490
31,200	BBCN Bancorp, Inc.[b]	347,256
61,600	BioMed Realty Trust, Inc.	1,169,168
31,200	Boston Private Financial Holdings, Inc.	309,192
28,100	Brookline Bancorp, Inc.	263,297
8,000	Calamos Asset Management, Inc.	104,880
11,700	Cash America International, Inc.	560,781
22,700	Cedar Realty Trust, Inc.	116,224
5,900	City Holding Company[a]	204,848
35,100	Colonial Properties Trust	762,723

Shares	Common Stock (99.4%)	Value
Financials (20.5%) - continued
15,800	Columbia Banking System, Inc.	$359,924
15,700	Community Bank System, Inc.	451,846
41,600	Cousins Properties, Inc.	315,328
35,200	CVB Financial Corporation	413,248
22,065	Delphi Financial Group, Inc.	987,850
67,167	DiamondRock Hospitality Company	691,148
11,275	Dime Community Bancshares, Inc.	164,728
11,100	EastGroup Properties, Inc.	557,442
8,000	eHealth, Inc.[b]	130,480
13,000	Employers Holdings, Inc.	230,230
8,700	Encore Capital Group, Inc.[b]	196,185
18,600	Entertainment Properties Trust	862,668
37,900	Extra Space Storage, Inc.	1,091,141
17,500	EZCORP, Inc.[b]	567,963
55,700	F.N.B. Corporation	672,856
15,800	Financial Engines, Inc.[a,b]	353,288
8,173	First Bancorp[a,b]	35,961
11,800	First Cash Financial Services, Inc.[b]	506,102
42,000	First Commonwealth Financial Corporation	257,040
23,300	First Financial Bancorp	403,090
12,550	First Financial Bankshares, Inc.[a]	441,886
29,812	First Midwest Bancorp, Inc.	357,148
13,900	Forestar Real Estate Group, Inc.[b]	213,921
28,800	Franklin Street Properties Corporation	305,280
10,800	Getty Realty Corporation	168,264
28,700	Glacier Bancorp, Inc.	428,778
12,562	Hanmi Financial Corporation[b]	127,128
31,200	Healthcare Realty Trust, Inc.	686,400
8,920	Home Bancshares, Inc.	237,361
15,900	Horace Mann Educators Corporation	280,158
8,600	Independent Bank Corporation (MA)	247,078
4,700	Infinity Property & Casualty Corporation	245,951
31,000	Inland Real Estate Corporation	274,970
15,500	Interactive Brokers Group, Inc.	263,500
15,600	Investment Technology Group, Inc.[b]	186,576
27,300	Kilroy Realty Corporation	1,272,453
25,400	Kite Realty Group Trust	133,858
34,200	LaSalle Hotel Properties	962,388
54,059	Lexington Realty Trust	485,990
12,200	LTC Properties, Inc.	390,400
20,374	Meadowbrook Insurance Group, Inc.	190,089
54,100	Medical Properties Trust, Inc.	502,048
16,400	Mid-America Apartment Communities, Inc.	1,099,292
16,100	National Financial Partners[b]	243,754
49,300	National Penn Bancshares, Inc.	436,305
4,300	Navigators Group, Inc.[b]	203,132
13,300	NBT Bancorp, Inc.	293,664
39,000	Northwest Bancshares, Inc.	495,300
37,800	Old National Bancorp	496,692
18,200	Oritani Financial Corporation	267,176
13,400	PacWest Bancorp	325,620
8,800	Parkway Properties, Inc.	92,224
22,200	Pennsylvania Real Estate Investment Trust	338,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Small Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Financials (20.5%) - continued
13,800	Pinnacle Financial Partners, Inc.[b]	$253,230
6,300	Piper Jaffray Companies[b]	167,706
6,900	Portfolio Recovery Associates, Inc.[b]	494,868
21,300	Post Properties, Inc.	998,118
8,500	Presidential Life Corporation	97,155
24,000	PrivateBancorp, Inc.	364,080
12,200	ProAssurance Corporation	1,074,942
48,671	Prospect Capital Corporation[a]	534,408
21,500	Provident Financial Services, Inc.	312,395
7,400	PS Business Parks, Inc.	484,996
6,700	RLI Corporation	479,988
11,200	S&T Bancorp, Inc.[a]	242,928
6,100	Safety Insurance Group, Inc.	254,004
4,700	Saul Centers, Inc.	189,692
21,900	Selective Insurance Group, Inc.	385,659
6,900	Simmons First National Corporation	178,227
11,600	Sovran Self Storage, Inc.	578,028
12,400	Sterling Bancorp	118,916
7,700	Stewart Information Services Corporation	109,417
21,450	Stifel Financial Corporation[b]	811,668
74,700	Susquehanna Bancshares, Inc.	738,036
11,726	SWS Group, Inc.	67,073
36,300	Tanger Factory Outlet Centers, Inc.	1,079,199
15,100	Texas Capital Bancshares, Inc.[b]	522,762
3,640	Tompkins Financial Corporation	145,818
15,700	Tower Group, Inc.	352,151
37,382	Trustco Bank Corporation NY	213,451
13,000	UMB Financial Corporation	581,555
44,700	Umpqua Holdings Corporation	606,132
18,100	United Bankshares, Inc.[a]	522,366
7,575	United Community Banks, Inc.[a,b]	73,856
8,300	United Fire Group, Inc.	148,487
5,100	Universal Health Realty Income Trust	202,113
9,300	Urstadt Biddle Properties, Inc.	183,582
13,500	ViewPoint Financial Group	207,630
3,100	Virtus Investment Partners, Inc.[b]	265,918
23,900	Wilshire Bancorp, Inc.[b]	115,437
14,500	Wintrust Financial Corporation	518,955
5,912	World Acceptance Corporation[a,b]	362,110

	Total	41,818,618

Health Care (10.8%)
8,700	Abaxis, Inc.[b]	253,431
28,200	Affymetrix, Inc.[b]	120,414
4,500	Air Methods Corporation[b]	392,625
26,900	Akorn, Inc.[b]	314,730
27,600	Align Technology, Inc.[b]	760,380
3,300	Almost Family, Inc.[b]	85,833
12,033	Amedisys, Inc.[a,b]	173,997
16,200	AMN Healthcare Services, Inc.[b]	98,172
12,550	AmSurg Corporation[b]	351,149
4,900	Analogic Corporation	330,946
21,600	ArQule, Inc.[b]	151,416
9,900	Bio-Reference Laboratories, Inc.[a,b]	232,749
11,800	Cambrex Corporation[b]	82,482
8,050	Cantel Medical Corporation	201,974
20,400	Centene Corporation[b]	998,988
7,700	Chemed Corporation	482,636

Shares	Common Stock (99.4%)	Value
Health Care (10.8%) - continued
4,400	Computer Programs and Systems, Inc.	$248,688
11,150	CONMED Corporation	333,050
2,500	Corvel Corporation[b]	99,725
12,500	Cross Country Healthcare, Inc.[b]	62,625
11,050	CryoLife, Inc.[b]	58,234
25,200	Cubist Pharmaceuticals, Inc.[b]	1,089,900
9,900	Cyberonics, Inc.[b]	377,487
9,900	Emergent Biosolutions, Inc.[b]	158,400
6,600	Ensign Group, Inc.	179,256
13,397	Enzo Biochem, Inc.[b]	36,038
17,500	eResearch Technology, Inc.[b]	136,850
12,300	Gentiva Health Services, Inc.[b]	107,502
9,400	Greatbatch, Inc.[b]	230,488
10,100	Haemonetics Corporation[b]	703,768
13,600	Hanger Orthopedic Group, Inc.[b]	297,296
13,300	Healthways, Inc.[b]	97,888
4,200	Hi-Tech Pharmacal Company[b]	150,906
4,900	ICU Medical, Inc.[b]	240,884
8,000	Integra LifeSciences Holdings Corporation[a,b]	277,520
12,700	Invacare Corporation	210,439
6,600	IPC The Hospitalist Company, Inc.[b]	243,606
3,100	Kensey Nash Corporation	90,706
20,800	Kindred Healthcare, Inc.[b]	179,712
3,800	Landauer, Inc.	201,476
6,300	LHC Group, Inc.[b]	116,739
10,900	Magellan Health Services, Inc.[b]	532,029
21,700	Medicines Company[b]	435,519
8,800	Medidata Solutions, Inc.[b]	234,432
16,500	Meridian Bioscience, Inc.	319,770
16,775	Merit Medical Systems, Inc.[b]	208,346
11,400	Molina Healthcare, Inc.[b]	383,382
17,600	Momenta Pharmaceuticals, Inc.[a,b]	269,632
5,100	MWI Veterinary Supply, Inc.[b]	448,800
11,700	Natus Medical, Inc.[b]	139,581
9,450	Neogen Corporation[b]	369,212
17,100	NuVasive, Inc.[b]	287,964
13,300	Omnicell, Inc.[b]	202,293
7,800	Palomar Medical Technologies, Inc.[b]	72,852
14,600	Par Pharmaceutical Companies, Inc.[b]	565,458
23,800	PAREXEL International Corporation[b]	641,886
11,800	PharMerica Corporation[b]	146,674
20,500	PSS World Medical, Inc.[b]	519,470
15,800	Quality Systems, Inc.	690,934
25,400	Questcor Pharmaceuticals, Inc.[a,b]	955,548
23,800	Salix Pharmaceuticals, Ltd.[b]	1,249,500
28,700	Savient Pharmaceuticals, Inc.[a,b]	62,566
5,800	SurModics, Inc.[b]	89,146
14,500	Symmetry Medical, Inc.[b]	102,515
28,300	Viropharma, Inc.[b]	850,981
13,500	West Pharmaceutical Services, Inc.	574,155
8,900	Zoll Medical Corporation[b]	824,407

	Total	22,138,157

Industrials (15.2%)
15,400	A.O. Smith Corporation	692,230
7,450	AAON, Inc.	150,416
16,100	AAR Corporation	293,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Small Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Industrials (15.2%) - continued
19,300	ABM Industries, Inc.	$468,990
27,200	Actuant Corporation	788,528
15,700	Aegion Corporation[b]	279,931
7,300	Aerovironment, Inc.[a,b]	195,713
11,300	Albany International Corporation	259,335
6,000	Allegiant Travel Company[b]	327,000
3,500	American Science & Engineering, Inc.	234,675
11,200	Apogee Enterprises, Inc.	145,040
16,750	Applied Industrial Technologies, Inc.	688,928
10,200	Arkansas Best Corporation	191,862
8,000	Astec Industries, Inc.[b]	291,840
5,000	AZZ, Inc.	258,200
18,700	Barnes Group, Inc.	491,997
18,325	Belden, Inc.	694,701
21,000	Brady Corporation	679,350
19,900	Briggs & Stratton Corporation	356,807
3,500	Cascade Corporation	175,420
5,100	CDI Corporation	91,443
9,650	Ceradyne, Inc.	314,204
6,900	Circor International, Inc.	229,563
15,000	Comfort Systems USA, Inc.	163,650
3,500	Consolidated Graphics, Inc.[b]	158,375
6,300	Cubic Corporation	297,864
18,700	Curtiss-Wright Corporation	692,087
12,100	Dolan Company[b]	110,231
13,600	Dycom Industries, Inc.[b]	317,696
26,600	EMCOR Group, Inc.	737,352
7,700	Encore Wire Corporation	228,921
19,100	EnerSys[b]	661,815
8,200	EnPro Industries, Inc.[b]	337,020
10,700	ESCO Technologies, Inc.	393,439
5,300	Exponent, Inc.[b]	257,156
24,900	Federal Signal Corporation[b]	138,444
11,500	Forward Air Corporation	421,705
7,600	Franklin Electric Company, Inc.	372,932
7,500	G & K Services, Inc.	256,500
23,500	GenCorp, Inc.[b]	166,850
24,500	Geo Group, Inc.[b]	465,745
12,200	Gibraltar Industries, Inc.[b]	184,830
18,530	Griffon Corporation	198,271
26,737	Healthcare Services Group, Inc.	568,696
22,848	Heartland Express, Inc.	330,382
7,100	Heidrick & Struggles International, Inc.	156,413
15,100	Hub Group, Inc.[b]	544,053
21,800	II-VI, Inc.[b]	515,570
9,000	Insperity, Inc.	275,760
23,000	Interface, Inc.	320,850
11,500	John Bean Technologies Corporation	186,300
10,500	Kaman Corporation	356,475
12,800	Kaydon Corporation	326,528
11,400	Kelly Services, Inc.	182,286
23,550	Knight Transportation, Inc.	415,893
1,500	Lawson Products, Inc.	22,665
5,050	Lindsay Manufacturing Company[a]	334,663
6,900	Lydall, Inc.[b]	70,311
14,600	Mobile Mini, Inc.[b]	308,352
18,050	Moog, Inc.[b]	774,164
15,300	Mueller Industries, Inc.	695,385
1,900	National Presto Industries, Inc.[a]	144,134

Shares	Common Stock (99.4%)	Value
Industrials (15.2%) - continued
20,800	Navigant Consulting, Inc.[b]	$289,328
8,160	NCI Building Systems, Inc.[b]	93,922
18,825	Old Dominion Freight Line, Inc.[b]	897,388
14,700	On Assignment, Inc.[b]	256,809
23,600	Orbital Sciences Corporation[b]	310,340
10,800	Orion Marine Group, Inc.[b]	78,084
3,600	Powell Industries, Inc.[b]	123,300
14,575	Quanex Building Products Corporation	256,957
17,200	Resources Global Professionals	241,660
18,200	Robbins & Myers, Inc.	947,310
16,200	Simpson Manufacturing Company, Inc.	522,450
20,400	SkyWest, Inc.	225,420
4,900	Standard Register Company	6,125
5,100	Standex International Corporation	210,069
15,700	Sykes Enterprises, Inc.[b]	248,060
14,700	Teledyne Technologies, Inc.[b]	926,835
7,500	Tennant Company	330,000
25,206	Tetra Tech, Inc.[b]	664,430
12,000	Toro Company	853,320
15,500	TrueBlue, Inc.[b]	277,140
6,100	UniFirst Corporation	375,455
16,800	United Stationers, Inc.	521,304
7,800	Universal Forest Products, Inc.	268,944
8,000	Viad Corporation	155,440
7,900	Vicor Corporation	63,200
11,700	Watts Water Technologies, Inc.	476,775

	Total	31,009,826

Information Technology (18.8%)
16,100	Advanced Energy Industries, Inc.[b]	211,232
5,900	Agilysys, Inc.[b]	53,041
11,100	Anixter International, Inc.[b]	805,083
46,023	Arris Group, Inc.[b]	520,060
12,700	ATMI, Inc.[b]	295,910
11,713	Avid Technology, Inc.[b]	128,843
6,000	Badger Meter, Inc.	203,940
4,100	Bel Fuse, Inc.	72,447
23,050	Benchmark Electronics, Inc.[b]	380,095
7,000	Black Box Corporation	178,570
18,000	Blackbaud, Inc.	598,140
14,500	Bottomline Technologies, Inc.[b]	405,130
27,600	Brightpoint, Inc.[b]	222,180
26,507	Brooks Automation, Inc.	326,831
9,100	Cabot Microelectronics Corporation	353,808
10,600	CACI International, Inc.[b]	660,274
17,600	Cardtronics, Inc.[b]	462,000
9,400	Ceva, Inc.[b]	213,474
16,100	Checkpoint Systems, Inc.[b]	181,608
28,900	CIBER, Inc.[b]	122,536
25,600	Cirrus Logic, Inc.[b]	609,280
17,000	Cognex Corporation	720,120
9,700	Cohu, Inc.	110,289
17,700	CommVault Systems, Inc.[b]	878,628
13,600	comScore, Inc.[b]	290,904
7,900	Comtech Telecommunications Corporation	257,382
13,500	CSG Systems International, Inc.[b]	204,390
13,700	CTS Corporation	144,124
12,300	Cymer, Inc.[b]	615,000
14,700	Daktronics, Inc.	130,683

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Small Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Information Technology (18.8%) - continued
16,800	DealerTrack Holdings, Inc.[b]	$508,368
10,300	Digi International, Inc.[b]	113,197
14,200	Digital River, Inc.[b]	265,682
14,750	Diodes, Inc.[b]	341,905
9,200	DSP Group, Inc.[b]	61,272
6,600	DTS, Inc.[b]	199,452
12,700	Ebix, Inc.[a]	294,132
9,700	Electro Scientific Industries, Inc.	145,597
34,900	Entropic Communications, Inc.[a,b]	203,467
12,800	EPIQ Systems, Inc.	154,880
18,000	Exar Corporation[b]	151,200
6,700	FARO Technologies, Inc.[b]	390,811
15,100	FEI Company[b]	741,561
5,900	Forrester Research, Inc.	191,160
47,900	GT Advanced Technologies, Inc.[a,b]	396,133
46,800	Harmonic, Inc.[b]	255,996
15,600	Heartland Payment Systems, Inc.	449,904
12,400	Higher One Holdings, Inc.[a,b]	185,380
10,800	Hittite Microwave Corporation[b]	586,548
12,000	iGATE Corporation[b]	201,120
15,800	InfoSpace, Inc.[b]	202,398
17,575	Insight Enterprises, Inc.[b]	385,420
5,700	Interactive Intelligence Group[b]	173,907
20,600	Intermec, Inc.[b]	159,238
9,300	Intevac, Inc.[b]	79,050
19,300	j2 Global, Inc.	553,524
17,000	JDA Software Group, Inc.[b]	467,160
27,100	Kopin Corporation[b]	110,297
29,500	Kulicke and Soffa Industries, Inc.[b]	366,685
9,300	Liquidity Services, Inc.[b]	416,640
8,600	Littelfuse, Inc.	539,220
18,900	Liveperson, Inc.[b]	316,953
8,500	LogMeIn, Inc.[b]	299,455
8,200	Manhattan Associates, Inc.[b]	389,746
13,500	MAXIMUS, Inc.	549,045
6,000	Measurement Specialties, Inc.[b]	202,200
12,300	Mercury Computer Systems, Inc.[b]	162,975
14,800	Methode Electronics, Inc.	137,344
19,700	Micrel, Inc.	202,122
35,000	Microsemi Corporation[b]	750,400
3,200	MicroStrategy, Inc.[b]	448,000
21,000	MKS Instruments, Inc.	620,130
11,900	Monolithic Power Systems, Inc.[b]	234,073
14,500	Monotype Imaging Holdings, Inc.[b]	216,050
6,300	MTS Systems Corporation	334,467
6,900	Nanometrics, Inc.[b]	127,719
3,100	NCI, Inc.[b]	19,809
15,100	NETGEAR, Inc.[b]	576,820
13,800	NetScout Systems, Inc.[b]	280,692
15,000	Newport Corporation[b]	265,800
12,900	Novatel Wireless, Inc.[b]	43,215
7,700	Oplink Communications, Inc.[b]	131,670
6,000	Opnet Technologies, Inc.	174,000
7,900	OSI Systems, Inc.[b]	484,270
8,250	Park Electrochemical Corporation	249,397
7,300	PC-Tel, Inc.	48,545
12,500	Perficient, Inc.[b]	150,125
9,600	Pericom Semiconductor Corporation[b]	77,664
13,900	Plexus Corporation[b]	486,361
11,300	Power Integrations, Inc.	419,456
24,750	Progress Software Corporation[b]	584,595

Shares	Common Stock (99.4%)	Value
Information Technology (18.8%) - continued
16,500	Pulse Electronics Corporation	$41,415
9,200	RadiSys Corporation[b]	68,080
11,400	Rofin-Sinar Technologies, Inc.[b]	300,618
6,500	Rogers Corporation[b]	251,875
6,900	Rubicon Technology, Inc.[a,b]	71,967
12,800	Rudolph Technologies, Inc.[b]	142,208
11,000	ScanSource, Inc.[b]	410,520
12,900	Sigma Designs, Inc.[b]	66,822
11,600	Sourcefire, Inc.[b]	558,308
8,900	Standard Microsystems Corporation[b]	230,243
16,400	STR Holdings, Inc.[a,b]	79,376
8,500	Stratasys, Inc.[b]	310,420
11,100	Super Micro Computer, Inc.[b]	193,806
4,800	Supertex, Inc.[b]	86,736
16,750	Symmetricom, Inc.[b]	96,648
13,200	Synaptics, Inc.[a,b]	481,932
10,800	Synchronoss Technologies, Inc.[b]	344,736
10,400	Synnex Corporation[b]	396,656
35,850	Take-Two Interactive Software, Inc.[b]	551,552
16,700	Taleo Corporation[b]	767,031
10,200	TeleTech Holdings, Inc.[b]	164,220
20,700	Tessera Technologies, Inc.[b]	357,075
66,500	TriQuint Semiconductor, Inc.[b]	458,517
20,500	TTM Technologies, Inc.[b]	235,545
9,800	Tyler Technologies, Inc.[b]	376,418
10,400	Ultratech, Inc.[b]	301,392
36,000	United Online, Inc.	176,040
15,500	Veeco Instruments, Inc.[a,b]	443,300
17,100	Viasat, Inc.[b]	824,391
7,500	Virtusa Corporation[b]	129,525
10,000	Volterra Semiconductor Corporation[b]	344,150
15,100	Websense, Inc.[b]	318,459
10,900	XO Group, Inc.[b]	102,351

	Total	38,312,736

Materials (5.2%)
11,800	A. Schulman, Inc.	318,836
6,600	A.M. Castle & Company[b]	83,490
44,200	AK Steel Holding Corporation[a]	334,152
10,100	AMCOL International Corporation	297,849
9,300	American Vanguard Corporation	201,717
11,700	Balchem Corporation	353,925
15,700	Buckeye Technologies, Inc.	533,329
22,700	Calgon Carbon Corporation[b]	354,347
21,700	Century Aluminum Company[b]	192,696
9,100	Clearwater Paper Corporation[b]	302,211
4,300	Deltic Timber Corporation	272,147
18,000	Eagle Materials, Inc.	625,500
19,700	H.B. Fuller Company	646,751
3,600	Hawkins, Inc.[a]	133,920
4,800	Haynes International, Inc.	304,080
24,400	Headwaters, Inc.[b]	101,992
6,300	Kaiser Aluminum Corporation[a]	297,738
15,600	KapStone Paper and Packaging Corporation[b]	307,320
8,200	Koppers Holdings, Inc.	316,192
12,800	Kraton Performance Polymers, Inc.[b]	340,096
7,400	LSB Industries, Inc.[b]	288,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Small Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Materials (5.2%) - continued
8,200	Materion Corporation[b]	$235,586
13,363	Myers Industries, Inc.	197,104
6,000	Neenah Paper, Inc.	178,440
3,700	Olympic Steel, Inc.	88,800
12,900	OM Group, Inc.[b]	354,879
35,600	PolyOne Corporation	512,640
5,200	Quaker Chemical Corporation	205,140
12,100	RTI International Metals, Inc.[b]	279,026
6,400	Schweitzer-Mauduit International, Inc.	441,984
3,300	Stepan Company	289,740
28,027	SunCoke Energy, Inc.[a,b]	398,264
11,200	Texas Industries, Inc.[a]	392,112
9,400	Tredegar Corporation	184,146
19,700	Wausau Paper Corporation	184,786
8,750	Zep, Inc.	126,000

	Total	10,674,943

Telecommunications Services (0.6%)
3,700	Atlantic Tele-Network, Inc.	134,532
12,300	Cbeyond, Inc.[b]	98,400
78,600	Cincinnati Bell, Inc.[b]	315,972
13,500	General Communication, Inc.[b]	117,720
5,900	Lumos Networks Corporation	63,484
12,600	Neutral Tandem, Inc.[b]	153,594
6,000	NTELOS Holdings Corporation	124,200
8,800	USA Mobility, Inc.	122,584

	Total	1,130,486

Utilities (4.0%)
13,233	ALLETE, Inc.	549,037
7,450	American States Water Company	269,243
23,400	Avista Corporation	598,572
5,400	Central Vermont Public Service Corporation	190,080
6,000	CH Energy Group, Inc.	400,380
16,000	El Paso Electric Company	519,840
9,000	Laclede Group, Inc.	351,180
16,550	New Jersey Resources Corporation	737,634
10,700	Northwest Natural Gas Company	485,780
14,500	NorthWestern Corporation	514,170
28,900	Piedmont Natural Gas Company, Inc.	897,923
12,100	South Jersey Industries, Inc.	605,484
18,400	Southwest Gas Corporation	786,416
20,166	UIL Holdings Corporation	700,970
15,200	UniSource Energy Corporation	555,864

	Total	8,162,573

	Total Common Stock (cost $156,908,074)	202,901,913

Shares	Collateral Held for Securities Loaned (6.8%)	Value
13,984,899	Thrivent Financial Securities Lending Trust	13,984,899

	Total Collateral Held for Securities Loaned (cost $13,984,899)	13,984,899

Principal Amount	Short-Term Investments (0.2%)[c]	Value
	Federal National Mortgage Association Discount Notes
150,000	0.110%, 7/18/2012[d,e]	$149,950
	U.S. Treasury Bills
200,000	0.100%, 7/19/2012[d,e]	199,939

	Total Short-Term Investments (at amortized cost)	349,889

	Total Investments (cost $171,242,862) 106.4%	$217,236,701

	Other Assets and Liabilities, Net (6.4%)	(13,067,472)

	Total Net Assets 100.0%	$204,169,229

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At March 30, 2012, $349,889 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$64,190,665
Gross unrealized depreciation	(18,196,826)

Net unrealized appreciation (depreciation)	$45,993,839

Cost for federal income tax purposes	$171,242,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Small Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	32,001,532	32,001,532	–	–
Consumer Staples	8,634,470	8,634,470	–	–
Energy	9,018,572	9,018,572	–	–
Financials	41,818,618	41,818,618	–	–
Health Care	22,138,157	22,138,157	–	–
Industrials	31,009,826	31,009,826	–	–
Information Technology	38,312,736	38,312,736	–	–
Materials	10,674,943	10,674,943	–	–
Telecommunications Services	1,130,486	1,130,486	–	–
Utilities	8,162,573	8,162,573	–	–
Collateral Held for Securities Loaned	13,984,899	13,984,899	–	–
Short-Term Investments	349,889	–	349,889	–

Total	$217,236,701	$216,886,812	$349,889	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	3,870	3,870	–	–

Total Liability Derivatives	$3,870	$3,870	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	15	June 2012	$1,245,420	$1,241,550	($3,870)
Total Futures Contracts					($3,870)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$16,002,829	$14,255,143	$16,273,073	13,984,899	$13,984,899	$33,614
Total Value and Income Earned	16,002,829				13,984,899	33,614

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Mid Cap Growth Portfolio II

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (95.7%)	Value
Consumer Discretionary (16.4%)
3,098	Abercrombie & Fitch Company	$153,692
2,864	Darden Restaurants, Inc.	146,522
6,852	Discovery Communications, Inc.[a]	346,711
4,523	Dollar Tree, Inc.[a]	427,378
3,450	Gentex Corporation	84,525
4,562	GNC Holdings, Inc.	159,168
7,787	Limited Brands, Inc.	373,776
3,186	O’Reilly Automotive, Inc.[a]	291,041
5,526	PetSmart, Inc.	316,198
3,066	Tractor Supply Company	277,657
993	VF Corporation	144,958
2,900	Warnaco Group, Inc.[a]	169,360
3,973	Williams-Sonoma, Inc.	148,908

	Total	3,039,894

Consumer Staples (4.0%)
2,307	Clorox Company	158,606
3,431	Corn Products International, Inc.	197,797
4,683	Whole Foods Market, Inc.	389,626

	Total	746,029

Energy (11.4%)
7,500	Alpha Natural Resources, Inc.[a]	114,075
5,000	Cameron International Corporation[a]	264,150
2,917	Concho Resources, Inc.[a]	297,768
6,025	ENSCO International plc ADR	318,903
11,221	Helix Energy Solutions Group, Inc.[a]	199,734
4,021	Oil States International, Inc.[a]	313,879
5,982	Peabody Energy Corporation	173,239
1,600	SM Energy Company	113,232
16,935	Weatherford International, Ltd.[a]	255,549
1,347	Whiting Petroleum Corporation[a]	73,142

	Total	2,123,671

Financials (4.5%)
2,719	Affiliated Managers Group, Inc.[a]	304,012
11,130	Discover Financial Services	371,074
8,557	TD Ameritrade Holding Corporation	168,915

	Total	844,001

Health Care (9.3%)
2,720	Alexion Pharmaceuticals, Inc.[a]	252,579
5,651	AmerisourceBergen Corporation	224,232
3,200	BioMarin Pharmaceutical, Inc.[a]	109,600
2,791	CIGNA Corporation	137,457
1,035	Mettler-Toledo International, Inc.[a]	191,216
1,849	Onyx Pharmaceuticals, Inc.[a]	69,670
1,000	Perrigo Company	103,310
3,879	SXC Health Solutions Corporation[a]	290,770
5,047	Watson Pharmaceuticals, Inc.[a]	338,452

	Total	1,717,286

Industrials (16.1%)
3,955	AMETEK, Inc.	191,857
7,790	BE Aerospace, Inc.[a]	362,001
4,211	Chicago Bridge and Iron Company	181,873
1,700	Expeditors International of Washington, Inc.	79,067

Shares	Common Stock (95.7%)	Value
Industrials (16.1%) - continued
2,014	Flowserve Corporation	$232,637
3,500	Jacobs Engineering Group, Inc.[a]	155,295
6,784	JB Hunt Transport Services, Inc.	368,846
5,181	Kansas City Southern[a]	371,426
5,091	Pentair, Inc.	242,383
3,844	Roper Industries, Inc.	381,171
2,861	SPX Corporation	221,813
2,361	Stericycle, Inc.[a]	197,474

	Total	2,985,843

Information Technology (26.1%)
5,235	Akamai Technologies, Inc.[a]	192,125
5,135	ANSYS, Inc.[a]	333,878
9,299	Atmel Corporation[a]	91,688
1,863	Autodesk, Inc.[a]	78,842
7,899	Broadcom Corporation[a]	310,431
8,600	Ciena Corporation[a,b]	139,234
13,392	Electronic Arts, Inc.[a]	220,700
3,622	F5 Networks, Inc.[a]	488,825
5,036	Fortinet, Inc.[a]	139,246
1,552	Lam Research Corporation[a]	69,250
19,714	Marvell Technology Group, Ltd.[a]	310,101
2,084	Mercadolibre, Inc.	203,794
2,518	Nice Systems, Ltd. ADR[a]	98,957
12,990	Nuance Communications, Inc.[a]	332,284
14,146	NVIDIA Corporation[a]	217,707
17,000	ON Semiconductor Corporation[a]	153,170
4,426	Red Hat, Inc.[a]	265,073
6,400	Riverbed Technology, Inc.[a]	179,712
7,490	Teradata Corporation[a]	510,444
7,692	VeriFone Systems, Inc.[a]	398,984
3,133	Xilinx, Inc.	114,135

	Total	4,848,580

Materials (5.5%)
1,100	Agrium, Inc.	95,007
4,950	Celanese Corporation	228,591
2,005	FMC Corporation	212,249
2,774	Newmont Mining Corporation	142,223
4,959	Silver Wheaton Corporation	164,639
3,075	Walter Energy, Inc.	182,071

	Total	1,024,780

Telecommunications Services (2.4%)
2,952	SBA Communications Corporation[a]	149,991
13,537	TW Telecom, Inc.[a]	299,980

	Total	449,971

	Total Common Stock (cost $15,637,614)	17,780,055

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Mid Cap Growth Portfolio II

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Collateral Held for Securities Loaned (0.5%)	Value
84,588	Thrivent Financial Securities Lending Trust	$84,588

	Total Collateral Held for Securities Loaned (cost $84,588)	84,588

	Total Investments (cost $15,722,202) 96.2%	$17,864,643

	Other Assets and Liabilities, Net 3.8%	709,099

	Total Net Assets 100.0%	$18,573,742

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,558,064
Gross unrealized depreciation	(415,623)

Net unrealized appreciation (depreciation)	$2,142,441

Cost for federal income tax purposes	$15,722,202

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Mid Cap Growth Portfolio II’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	3,039,894	3,039,894	–	–
Consumer Staples	746,029	746,029	–	–
Energy	2,123,671	2,123,671	–	–
Financials	844,001	844,001	–	–
Health Care	1,717,286	1,717,286	–	–
Industrials	2,985,843	2,985,843	–	–
Information Technology	4,848,580	4,848,580	–	–
Materials	1,024,780	1,024,780	–	–
Telecommunications Services	449,971	449,971	–	–
Collateral Held for Securities Loaned	84,588	84,588	–	–

Total	$17,864,643	$17,864,643	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$17,250	$487,044	$419,706	84,588	$84,588	$49
Total Value and Income Earned	17,250				84,588	49

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Mid Cap Growth Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (96.3%)	Value
Consumer Discretionary (16.2%)
79,600	Abercrombie & Fitch Company	$3,948,956
58,500	Darden Restaurants, Inc.	2,992,860
143,950	Discovery Communications, Inc.[a]	7,283,870
93,300	Dollar Tree, Inc.[a]	8,815,917
69,273	Gentex Corporation	1,697,188
93,119	GNC Holdings, Inc.	3,248,922
120,100	Limited Brands, Inc.	5,764,800
64,400	O’Reilly Automotive, Inc.[a]	5,882,940
114,900	PetSmart, Inc.	6,574,578
63,600	Tractor Supply Company	5,759,616
20,500	VF Corporation	2,992,590
59,100	Warnaco Group, Inc.[a]	3,451,440
82,100	Williams-Sonoma, Inc.	3,077,108

	Total	61,490,785

Consumer Staples (4.2%)
51,300	Clorox Company	3,526,875
74,700	Corn Products International, Inc.	4,306,455
96,570	Whole Foods Market, Inc.	8,034,624

	Total	15,867,954

Energy (11.2%)
154,000	Alpha Natural Resources, Inc.[a]	2,342,340
101,800	Cameron International Corporation[a]	5,378,094
58,300	Concho Resources, Inc.[a]	5,951,264
121,500	ENSCO International plc ADR	6,430,995
228,003	Helix Energy Solutions Group, Inc.[a]	4,058,453
77,900	Oil States International, Inc.[a]	6,080,874
122,700	Peabody Energy Corporation	3,553,392
33,100	SM Energy Company	2,342,487
346,000	Weatherford International, Ltd.[a]	5,221,140
26,670	Whiting Petroleum Corporation[a]	1,448,181

	Total	42,807,220

Financials (4.8%)
54,800	Affiliated Managers Group, Inc.[a]	6,127,188
244,400	Discover Financial Services	8,148,296
199,500	TD Ameritrade Holding Corporation	3,938,130

	Total	18,213,614

Health Care (9.6%)
57,300	Alexion Pharmaceuticals, Inc.[a]	5,320,878
117,400	AmerisourceBergen Corporation	4,658,432
67,000	BioMarin Pharmaceutical, Inc.[a]	2,294,750
56,500	CIGNA Corporation	2,782,625
20,300	Mettler-Toledo International, Inc.[a]	3,750,425
39,500	Onyx Pharmaceuticals, Inc.[a]	1,488,360
19,300	Perrigo Company	1,993,883
25,700	Shire Pharmaceuticals Group plc ADR	2,435,075
61,419	SXC Health Solutions Corporation[a]	4,603,968
105,100	Watson Pharmaceuticals, Inc.[a]	7,048,006

	Total	36,376,402

Industrials (16.3%)
79,731	AMETEK, Inc.	3,867,751
162,300	BE Aerospace, Inc.[a]	7,542,081
84,672	Chicago Bridge and Iron Company	3,656,984

Shares	Common Stock (96.3%)	Value
Industrials (16.3%) - continued
34,200	Expeditors International of Washington, Inc.	$1,590,642
42,252	Flowserve Corporation	4,880,528
71,100	Jacobs Engineering Group, Inc.[a]	3,154,707
141,100	JB Hunt Transport Services, Inc.	7,671,607
111,500	Kansas City Southern[a]	7,993,435
103,575	Pentair, Inc.	4,931,206
81,775	Roper Industries, Inc.	8,108,809
59,100	SPX Corporation	4,582,023
49,200	Stericycle, Inc.[a]	4,115,088

	Total	62,094,861

Information Technology (25.9%)
107,414	Akamai Technologies, Inc.[a]	3,942,094
106,100	ANSYS, Inc.[a]	6,898,622
191,441	Atmel Corporation[a]	1,887,608
37,997	Autodesk, Inc.[a]	1,608,033
132,900	Broadcom Corporation[a]	5,222,970
175,200	Ciena Corporation[a]	2,836,488
263,225	Electronic Arts, Inc.[a]	4,337,948
75,375	F5 Networks, Inc.[a]	10,172,610
106,900	Fortinet, Inc.[a]	2,955,785
30,100	Lam Research Corporation[a]	1,343,062
402,900	Marvell Technology Group, Ltd.[a]	6,337,617
41,300	Mercadolibre, Inc.	4,038,727
60,500	Nice Systems, Ltd. ADR[a]	2,377,650
267,600	Nuance Communications, Inc.[a]	6,845,208
298,325	NVIDIA Corporation[a]	4,591,222
349,900	ON Semiconductor Corporation[a]	3,152,599
91,200	Red Hat, Inc.[a]	5,461,968
127,800	Riverbed Technology, Inc.[a]	3,588,624
151,600	Teradata Corporation[a]	10,331,540
163,100	VeriFone Systems, Inc.[a]	8,459,997
60,400	Xilinx, Inc.	2,200,372

	Total	98,590,744

Materials (5.7%)
21,400	Agrium, Inc.	1,848,318
97,475	Celanese Corporation	4,501,396
42,500	FMC Corporation	4,499,050
64,200	Newmont Mining Corporation	3,291,534
108,100	Silver Wheaton Corporation	3,588,920
65,900	Walter Energy, Inc.	3,901,939

	Total	21,631,157

Telecommunications Services (2.4%)
66,600	SBA Communications Corporation[a]	3,383,946
253,600	TW Telecom, Inc.[a]	5,619,776

	Total	9,003,722

	Total Common Stock (cost $293,523,806)	366,076,459

Principal Amount	Short-Term Investments (3.7%)[b]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.075%, 4/11/2012[c]	4,999,885
4,000,000	0.085%, 5/9/2012[c]	3,999,632

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Mid Cap Growth Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Short-Term Investments (3.7%)[b]	Value
5,000,000	Novartis Finance Corporation 0.090%, 4/2/2012[c,d]	$4,999,975

	Total Short-Term Investments (at amortized cost)	13,999,492

	Total Investments (cost $307,523,298) 100.0%	$380,075,951

	Other Assets and Liabilities, Net <0.1%	23,692

	Total Net Assets 100.0%	$380,099,643

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $4,999,975 or 1.3% of total net assets.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$79,536,353
Gross unrealized depreciation	(6,983,700)

Net unrealized appreciation (depreciation)	$72,552,653

Cost for federal income tax purposes	$307,523,298

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Mid Cap Growth Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	61,490,785	61,490,785	–	–
Consumer Staples	15,867,954	15,867,954	–	–
Energy	42,807,220	42,807,220	–	–
Financials	18,213,614	18,213,614	–	–
Health Care	36,376,402	36,376,402	–	–
Industrials	62,094,861	62,094,861	–	–
Information Technology	98,590,744	98,590,744	–	–
Materials	21,631,157	21,631,157	–	–
Telecommunications Services	9,003,722	9,003,722	–	–
Short-Term Investments	13,999,492	–	13,999,492	–

Total	$380,075,951	$366,076,459	$13,999,492	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$–	$12,133,115	$12,133,115	–	$–	$1,173
Total Value and Income Earned	–				–	1,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (97.8%)	Value
Consumer Discretionary (14.1%)
59,778	Lear Corporation	$2,779,079
43,188	Liberty Global, Inc.[a]	2,162,855
200,480	Liberty Interactive Corporation[a]	3,827,163
95,319	Macy’s, Inc.	3,787,024
182,290	MGM Resorts International[a]	2,482,790
1,975	NVR, Inc.[a]	1,434,502
31,090	PetSmart, Inc.	1,778,970
38,510	PVH Corporation	3,440,098
28,345	Ross Stores, Inc.	1,646,845
87,263	Scripps Networks Interactive	4,248,835
32,670	Starwood Hotels & Resorts Worldwide, Inc.	1,842,915
21,231	Tempur-Pedic International, Inc.[a]	1,792,533
36,541	TRW Automotive Holdings Corporation[a]	1,697,329
43,436	Urban Outfitters, Inc.[a]	1,264,422

	Total	34,185,360

Consumer Staples (5.9%)
38,032	Bunge, Ltd.	2,602,910
61,032	Coca-Cola Enterprises, Inc.	1,745,515
24,101	Corn Products International, Inc.	1,389,423
19,977	Energizer Holdings, Inc.[a]	1,481,894
65,706	J.M. Smucker Company	5,345,840
77,017	Sara Lee Corporation	1,658,176

	Total	14,223,758

Energy (5.0%)
47,701	Energen Corporation	2,344,504
135,620	Key Energy Services, Inc.[a]	2,095,329
34,460	Pioneer Natural Resources Company	3,845,391
59,996	Sunoco, Inc.	2,288,848
29,048	Whiting Petroleum Corporation[a]	1,577,306

	Total	12,151,378

Financials (30.5%)
33,901	Alexandria Real Estate Equities, Inc.	2,479,180
61,273	Ameriprise Financial, Inc.	3,500,526
23,454	AvalonBay Communities, Inc.	3,315,223
25,282	Camden Property Trust	1,662,291
107,819	Discover Financial Services	3,594,685
69,655	Douglas Emmett, Inc.	1,588,831
6,130	Essex Property Trust, Inc.	928,756
46,567	Everest Re Group, Ltd.	4,308,379
44,294	First Republic Bank[a]	1,459,044
84,766	Hartford Financial Services Group, Inc.	1,786,867
214,152	Host Hotels & Resorts, Inc.	3,516,376
148,814	Invesco, Ltd.	3,968,869
81,000	iShares Russell Midcap Value Index Fund	3,898,530
127,862	Kimco Realty Corporation	2,462,622
35,722	Lazard, Ltd.	1,020,220
76,601	Liberty Property Trust	2,736,188
33,885	Lincoln National Corporation	893,209
31,072	M&T Bank Corporation	2,699,535
37,968	Marsh & McLennan Companies, Inc.	1,244,971
286,563	MFA Financial, Inc.	2,140,626
91,934	NASDAQ OMX Group, Inc.[a]	2,381,091
29,895	PartnerRe, Ltd.	2,029,572
152,331	Principal Financial Group, Inc.	4,495,288

Shares	Common Stock (97.8%)	Value
Financials (30.5%) - continued
211,609	SLM Corporation	$3,334,958
100,537	SunTrust Banks, Inc.	2,429,979
65,576	Tanger Factory Outlet Centers, Inc.	1,949,574
80,096	W.R. Berkley Corporation	2,893,068
66,031	Willis Group Holdings plc	2,309,764
127,311	XL Group plc	2,761,376

	Total	73,789,598

Health Care (6.6%)
63,347	Aetna, Inc.	3,177,486
505,594	Boston Scientific Corporation[a]	3,023,452
107,761	Hologic, Inc.[a]	2,322,250
61,932	Life Technologies Corporation[a]	3,023,520
78,010	Mylan, Inc.[a]	1,829,334
155,447	Warner Chilcott plc[a]	2,613,064

	Total	15,989,106

Industrials (10.2%)
49,649	BE Aerospace, Inc.[a]	2,307,189
13,691	Chicago Bridge and Iron Company	591,314
36,012	Cooper Industries plc	2,302,967
32,346	Dover Corporation	2,035,857
47,547	Eaton Corporation	2,369,267
16,913	Gardner Denver, Inc.	1,065,857
43,718	Lennox International, Inc.	1,761,836
19,017	Parker Hannifin Corporation	1,607,887
31,256	Pentair, Inc.	1,488,098
75,180	Republic Services, Inc.	2,297,501
21,103	Rockwell Automation, Inc.	1,681,909
101,640	Spirit Aerosystems Holdings, Inc.[a]	2,486,115
99,591	Textron, Inc.	2,771,618

	Total	24,767,415

Information Technology (8.9%)
47,640	Adobe Systems, Inc.[a]	1,634,528
31,683	Amphenol Corporation	1,893,693
30,408	Cavium, Inc.[a]	940,824
62,767	Electronic Arts, Inc.[a]	1,034,400
54,533	Juniper Networks, Inc.[a]	1,247,715
35,460	Lam Research Corporation[a]	1,582,225
68,472	Maxim Integrated Products, Inc.	1,957,615
41,099	NetApp, Inc.[a]	1,840,002
72,369	Parametric Technology Corporation[a]	2,021,990
45,739	Paychex, Inc.	1,417,452
110,632	Polycom, Inc.[a]	2,109,752
40,959	QLIK Technologies, Inc.[a]	1,310,688
69,930	Xilinx, Inc.	2,547,550

	Total	21,538,434

Materials (3.4%)
31,102	Albemarle Corporation	1,988,040
10,199	Ball Corporation	437,333
45,757	Chemtura Corporation[a]	776,954
18,586	Cliffs Natural Resources, Inc.	1,287,266
20,582	Crown Holdings, Inc.[a]	758,035
13,450	Cytec Industries, Inc.	817,626
37,452	Reliance Steel & Aluminum Company	2,115,289

	Total	8,180,543

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (97.8%)	Value
Telecommunications Services (0.7%)
582,894	Sprint Nextel Corporation[a]	$1,661,248

	Total	1,661,248

Utilities (12.5%)
55,187	AES Corporation[a]	721,294
44,145	CMS Energy Corporation	971,190
59,457	Edison International, Inc.	2,527,517
242,497	GenOn Energy, Inc.[a]	504,394
41,043	Great Plains Energy, Inc.	831,942
49,105	Northeast Utilities	1,822,778
165,093	NV Energy, Inc.	2,661,299
10,602	OGE Energy Corporation	567,207
48,675	Pinnacle West Capital Corporation	2,331,532
147,881	PPL Corporation	4,179,117
38,036	Questar Corporation	732,573
74,636	SCANA Corporation[b]	3,404,148
56,300	Sempra Energy	3,375,748
21,080	UGI Corporation	574,430
188,768	Xcel Energy, Inc.	4,996,689

	Total	30,201,858

	Total Common Stock (cost $202,029,366)	236,688,698

Shares	Collateral Held for Securities Loaned (0.5%)	Value
1,254,900	Thrivent Financial Securities Lending Trust	1,254,900

	Total Collateral Held for Securities Loaned (cost $1,254,900)	1,254,900

Principal Amount	Short-Term Investments (3.3%)[c]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.085%, 4/13/2012[d]	4,999,847
3,000,000	0.040%, 4/18/2012[d]	2,999,940

	Total Short-Term Investments (at amortized cost)	7,999,787

	Total Investments (cost $211,284,053) 101.6%	$245,943,385

	Other Assets and Liabilities, Net (1.6%)	(3,787,415)

	Total Net Assets 100.0%	$242,155,970

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$38,709,796
Gross unrealized depreciation	(4,050,464)

Net unrealized appreciation (depreciation)	$34,659,332

Cost for federal income tax purposes	$211,284,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	34,185,360	34,185,360	–	–
Consumer Staples	14,223,758	14,223,758	–	–
Energy	12,151,378	12,151,378	–	–
Financials	73,789,598	73,789,598	–	–
Health Care	15,989,106	15,989,106	–	–
Industrials	24,767,415	24,767,415	–	–
Information Technology	21,538,434	21,538,434	–	–
Materials	8,180,543	8,180,543	–	–
Telecommunications Services	1,661,248	1,661,248	–	–
Utilities	30,201,858	30,201,858	–	–
Collateral Held for Securities Loaned	1,254,900	1,254,900	–	–
Short-Term Investments	7,999,787	–	7,999,787	–

Total	$245,943,385	$237,943,598	$7,999,787	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$3,702,175	$6,715,825	$9,163,100	1,254,900	$1,254,900	$504
Total Value and Income Earned	3,702,175				1,254,900	504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Mid Cap Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (95.4%)	Value
Consumer Discretionary (11.7%)
64,714	Autoliv, Inc.[a]	$4,339,074
136,200	Charter Communications, Inc.[b]	8,641,890
46,100	DISH Network Corporation	1,518,073
86,636	Dollar Tree, Inc.[b]	8,186,236
165,300	Omnicom Group, Inc.	8,372,445
48,955	Panera Bread Company[b]	7,877,838
143,100	Penn National Gaming, Inc.[b]	6,150,438
227,700	Toll Brothers, Inc.[b]	5,462,523
352,178	WMS Industries, Inc.[b]	8,357,184

	Total	58,905,701

Consumer Staples (3.2%)
140,300	Corn Products International, Inc.	8,088,295
132,990	TreeHouse Foods, Inc.[b]	7,912,905

	Total	16,001,200

Energy (9.5%)
382,492	Alpha Natural Resources, Inc.[b]	5,817,703
139,200	ENSCO International plc ADR	7,367,856
403,000	Helix Energy Solutions Group, Inc.[b]	7,173,400
129,206	National Oilwell Varco, Inc.	10,268,001
123,100	Newfield Exploration Company[b]	4,269,108
188,900	Southwestern Energy Company[b]	5,780,340
481,300	Weatherford International, Ltd.[b]	7,262,817

	Total	47,939,225

Financials (19.1%)
385,500	CBL & Associates Properties, Inc.	7,293,660
414,173	Duke Realty Corporation	5,939,241
153,171	Endurance Specialty Holdings, Ltd.	6,227,933
367,020	HCC Insurance Holdings, Inc.	11,440,013
518,248	Host Hotels & Resorts, Inc.	8,509,632
191,424	Lazard, Ltd.	5,467,070
128,100	M&T Bank Corporation	11,129,328
285,100	NASDAQ OMX Group, Inc.[b]	7,384,090
156,333	Northern Trust Corporation	7,418,001
536,900	Och-Ziff Capital Management Group, LLC	4,982,432
349,760	W.R. Berkley Corporation	12,633,331
363,972	Zions Bancorporation	7,810,839

	Total	96,235,570

Health Care (12.1%)
66,800	Alexion Pharmaceuticals, Inc.[b]	6,203,048
64,682	C.R. Bard, Inc.	6,385,407
198,231	Health Net, Inc.[b]	7,873,735
318,000	Hologic, Inc.[b]	6,852,900
235,800	Thoratec Corporation[b]	7,948,818
125,400	United Therapeutics Corporation[b]	5,910,102
83,614	Varian Medical Systems, Inc.[b]	5,766,022
68,800	Waters Corporation[b]	6,375,008
119,569	Zimmer Holdings, Inc.	7,685,895

	Total	61,000,935

Industrials (15.1%)
166,482	Chicago Bridge and Iron Company	7,190,358
228,093	CSX Corporation	4,908,561
23,300	Dover Corporation	1,466,502
133,948	Expeditors International of Washington, Inc.	6,229,921
167,900	FTI Consulting, Inc.[b]	6,299,608

Shares	Common Stock (95.4%)	Value
Industrials (15.1%) - continued
647,566	Manitowoc Company, Inc.	$8,975,265
104,008	Manpower, Inc.	4,926,859
304,934	Oshkosh Corporation[b]	7,065,321
84,882	Parker Hannifin Corporation	7,176,773
182,500	Republic Services, Inc.	5,577,200
101,932	SPX Corporation	7,902,788
153,388	Tyco International, Ltd.	8,617,338

	Total	76,336,494

Information Technology (16.0%)
115,600	Alliance Data Systems Corporation[b]	14,560,976
456,500	CoreLogic, Inc.[b]	7,450,080
187,204	eBay, Inc.[b]	6,905,956
167,352	Itron, Inc.[b]	7,599,454
307,732	Juniper Networks, Inc.[b]	7,040,908
548,766	NVIDIA Corporation[b]	8,445,509
143,600	OpenTable, Inc.[a,b]	5,811,492
744,413	Teradyne, Inc.[b]	12,573,136
281,891	Xilinx, Inc.	10,269,289

	Total	80,656,800

Materials (4.6%)
123,317	Albemarle Corporation	7,882,422
176,124	Silgan Holdings, Inc.	7,784,681
521,200	Steel Dynamics, Inc.	7,578,248

	Total	23,245,351

Utilities (4.1%)
332,800	CMS Energy Corporation	7,321,600
450,578	NV Energy, Inc.	7,263,317
202,600	Public Service Enterprise Group, Inc.	6,201,586

	Total	20,786,503

	Total Common Stock (cost $400,996,293)	481,107,779

Shares	Collateral Held for Securities Loaned (2.2%)	Value
10,912,725	Thrivent Financial Securities Lending Trust	10,912,725

	Total Collateral Held for Securities Loaned (cost $10,912,725)	10,912,725

Principal Amount	Short-Term Investments (4.4%)[c]	Value
	Federal Home Loan Bank Discount Notes
14,000,000	0.060%, 4/4/2012[d]	13,999,907
5,000,000	0.105%, 4/18/2012[d]	4,999,606
	Liberty Street Funding, LLC
3,500,000	0.080%, 4/2/2012[d]	3,499,984

	Total Short-Term Investments (at amortized cost)	22,499,497

	Total Investments (cost $434,408,515) 102.0%	$514,520,001

	Other Assets and Liabilities, Net (2.0%)	(10,241,470)

	Total Net Assets 100.0%	$504,278,531

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Mid Cap Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$91,796,021
Gross unrealized depreciation	(11,684,535)

Net unrealized appreciation (depreciation)	$80,111,486

Cost for federal income tax purposes	$434,408,515

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	58,905,701	58,905,701	–	–
Consumer Staples	16,001,200	16,001,200	–	–
Energy	47,939,225	47,939,225	–	–
Financials	96,235,570	96,235,570	–	–
Health Care	61,000,935	61,000,935	–	–
Industrials	76,336,494	76,336,494	–	–
Information Technology	80,656,800	80,656,800	–	–
Materials	23,245,351	23,245,351	–	–
Utilities	20,786,503	20,786,503	–	–
Collateral Held for Securities Loaned	10,912,725	10,912,725	–	–
Short-Term Investments	22,499,497	–	22,499,497	–

Total	$514,520,001	$492,020,504	$22,499,497	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$9,724,975	$11,734,725	$10,546,975	10,912,725	$10,912,725	$5,514
Total Value and Income Earned	9,724,975				10,912,725	5,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Mid Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (13.1%)
5,400	Aaron’s, Inc.	$139,860
5,300	Advance Auto Parts, Inc.	469,421
5,850	Aeropostale, Inc.[a]	126,477
4,200	AMC Networks, Inc.[a]	187,446
14,080	American Eagle Outfitters, Inc.	242,035
2,800	American Greetings Corporation	42,952
3,550	Ann, Inc.[a]	101,672
4,800	Ascena Retail Group, Inc.[a]	212,736
3,200	Bally Technologies, Inc.[a]	149,600
2,970	Barnes & Noble, Inc.[a,b]	39,353
2,010	Bob Evans Farms, Inc.	75,817
5,755	Brinker International, Inc.	158,550
3,700	Carter’s, Inc.[a]	184,149
3,900	Cheesecake Factory, Inc.[a]	114,621
12,200	Chico’s FAS, Inc.	184,220
4,400	Collective Brands, Inc.[a]	86,504
2,700	Deckers Outdoor Corporation[a,b]	170,235
6,900	Dick’s Sporting Goods, Inc.	331,752
5,200	DreamWorks Animation SKG, Inc.[a,b]	95,940
10,900	Foot Locker, Inc.	338,445
3,700	Fossil, Inc.[a]	488,326
10,420	Gentex Corporation	255,290
4,800	Guess ?, Inc.	150,000
7,100	Hanesbrands, Inc.[a]	209,734
2,800	HSN, Inc.	106,484
2,070	International Speedway Corporation	57,443
1,400	ITT Educational Services, Inc.[a,b]	92,596
3,400	John Wiley and Sons, Inc.	161,806
5,300	KB Home[b]	47,170
4,300	Lamar Advertising Company[a]	139,363
3,000	Life Time Fitness, Inc.[a]	151,710
10,600	LKQ Corporation[a]	330,402
2,800	M.D.C. Holdings, Inc.	72,212
2,000	Matthews International Corporation	63,280
2,600	Meredith Corporation[b]	84,396
4,070	Mohawk Industries, Inc.[a]	270,696
9,300	New York Times Company[a]	63,147
300	NVR, Inc.[a]	217,899
20,800	Office Depot, Inc.[a]	71,760
2,100	Panera Bread Company[a]	337,932
8,000	PetSmart, Inc.	457,760
4,900	Polaris Industries, Inc.	353,535
4,900	PVH Corporation	437,717
7,400	RadioShack Corporation[b]	46,028
4,200	Regis Corporation	77,406
4,200	Rent-A-Center, Inc.	158,550
11,350	Saks, Inc.[a,b]	131,773
1,810	Scholastic Corporation	63,857
4,300	Scientific Games Corporation[a]	50,138
16,500	Service Corporation International	185,790
6,200	Signet Jewelers, Ltd.	293,136
4,820	Sotheby’s Holdings, Inc.	189,619
800	Strayer Education, Inc.[b]	75,424
3,100	Thor Industries, Inc.	97,836
10,600	Toll Brothers, Inc.[a]	254,294
5,100	Tractor Supply Company	461,856
4,000	Tupperware Brands Corporation	254,000
2,600	Under Armour, Inc.[a]	244,400
3,000	Valassis Communications, Inc.[a]	69,000
2,900	Warnaco Group, Inc.[a]	169,360
22,314	Wendy’s Company	111,793

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (13.1%) - continued
7,380	Williams-Sonoma, Inc.	$276,602
3,900	WMS Industries, Inc.[a]	92,547

	Total	11,375,852

Consumer Staples (3.9%)
10,220	Church & Dwight Company, Inc.	502,722
5,500	Corn Products International, Inc.	317,075
4,850	Energizer Holdings, Inc.[a]	359,773
8,250	Flowers Foods, Inc.	168,053
9,300	Green Mountain Coffee Roasters, Inc.[a,b]	435,612
1,440	Lancaster Colony Corporation	95,702
10,900	Monster Beverage Corporation[a]	676,781
2,000	Post Holdings, Inc.[a]	65,860
4,000	Ralcorp Holdings, Inc.[a]	296,360
3,510	Ruddick Corporation[a]	140,751
11,700	Smithfield Foods, Inc.[a]	257,751
2,012	Tootsie Roll Industries, Inc.[b]	46,095
1,740	Universal Corporation[b]	81,084

	Total	3,443,619

Energy (5.8%)
15,500	Arch Coal, Inc.	166,005
4,000	Atwood Oceanics, Inc.[a]	179,560
3,300	Bill Barrett Corporation[a]	85,833
1,400	Carbo Ceramics, Inc.[b]	147,630
6,100	Cimarex Energy Company	460,367
5,400	Dresser-Rand Group, Inc.[a]	250,506
2,500	Dril-Quip, Inc.[a]	162,550
5,200	Energen Corporation	255,580
8,100	Forest Oil Corporation[a]	98,172
7,700	Helix Energy Solutions Group, Inc.[a]	137,060
14,990	HollyFrontier Corporation	481,929
4,500	Northern Oil and Gas, Inc.[a,b]	93,330
7,700	Oceaneering International, Inc.	414,953
3,700	Oil States International, Inc.[a]	288,822
6,900	Patriot Coal Corporation[a]	43,056
11,200	Patterson-UTI Energy, Inc.	193,648
9,339	Plains Exploration & Production Company[a]	398,308
8,800	Quicksilver Resources, Inc.[a,b]	44,352
4,600	SM Energy Company	325,542
11,300	Superior Energy Services, Inc.[a]	297,868
3,700	Tidewater, Inc.	199,874
2,900	Unit Corporation[a]	124,004
5,100	World Fuel Services Corporation	209,100

	Total	5,058,049

Financials (20.7%)
3,800	Affiliated Managers Group, Inc.[a]	424,878
4,400	Alexandria Real Estate Equities, Inc.	321,772
1,000	Alleghany Corporation[a]	329,100
5,300	American Campus Communities, Inc.	237,016
5,435	American Financial Group, Inc.	209,682
15,100	Apollo Investment Corporation	108,267
8,300	Arthur J. Gallagher & Company	296,642
5,100	Aspen Insurance Holdings, Ltd.	142,494
12,793	Associated Banc-Corp	178,590
6,370	Astoria Financial Corporation	62,808
6,100	BancorpSouth, Inc.	82,167

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Mid Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.3%)	Value
Financials (20.7%) - continued
3,300	Bank of Hawaii Corporation	$159,555
5,400	BRE Properties, Inc.	272,970
8,600	Brown & Brown, Inc.	204,508
5,600	Camden Property Trust	368,200
5,800	Cathay General Bancorp	102,660
6,400	CBOE Holdings, Inc.	181,888
3,320	City National Corporation	174,200
5,769	Commerce Bancshares, Inc.	233,760
5,300	Corporate Office Properties Trust	123,013
4,400	Cullen/Frost Bankers, Inc.	256,036
19,100	Duke Realty Corporation	273,894
10,800	East West Bancorp, Inc.	249,372
8,400	Eaton Vance Corporation	240,072
4,600	Equity One, Inc.	93,012
2,600	Essex Property Trust, Inc.	393,926
3,810	Everest Re Group, Ltd.	352,501
4,600	Federal Realty Investment Trust	445,234
16,405	Fidelity National Financial, Inc.	295,782
7,900	First American Financial Corporation	131,377
26,300	First Niagara Financial Group, Inc.	258,792
8,098	FirstMerit Corporation	136,532
14,900	Fulton Financial Corporation	156,450
2,000	Greenhill & Company, Inc.	87,280
6,100	Hancock Holding Company	216,611
3,170	Hanover Insurance Group, Inc.	130,351
7,450	HCC Insurance Holdings, Inc.	232,217
5,300	Highwoods Properties, Inc.	176,596
3,500	Home Properties, Inc.	213,535
8,900	Hospitality Properties Trust	235,583
4,000	International Bancshares Corporation	84,600
14,100	Janus Capital Group, Inc.	125,631
10,900	Jefferies Group, Inc.[b]	205,356
3,100	Jones Lang LaSalle, Inc.	258,261
3,600	Kemper Corporation	109,008
8,400	Liberty Property Trust	300,048
9,468	Macerich Company	546,777
6,400	Mack-Cali Realty Corporation	184,448
2,600	Mercury General Corporation	113,724
8,700	MSCI, Inc.[a]	320,247
7,900	National Retail Properties, Inc.	214,801
31,711	New York Community Bancorp, Inc.[b]	441,100
19,350	Old Republic International Corporation	204,143
7,700	Omega Healthcare Investors, Inc.	163,702
2,907	Potlatch Corporation	91,105
3,400	Prosperity Bancshares, Inc.	155,720
5,870	Protective Life Corporation	173,869
8,025	Raymond James Financial, Inc.	293,153
8,812	Rayonier, Inc. REIT	388,521
9,700	Realty Income Corporation	375,681
6,400	Regency Centers Corporation	284,672
5,200	Reinsurance Group of America, Inc.	309,244
10,640	SEI Investments Company	220,142
12,000	Senior Housing Property Trust	264,600
3,300	Signature Bank[a]	208,032
6,300	SL Green Realty Corporation	488,565
3,200	StanCorp Financial Group, Inc.	131,008
3,230	SVB Financial Group[a]	207,818
59,200	Synovus Financial Corporation	121,360
4,200	Taubman Centers, Inc.	306,390

Shares	Common Stock (98.3%)	Value
Financials (20.7%) - continued
11,720	TCF Financial Corporation	$139,351
4,800	Trustmark Corporation	119,904
16,103	UDR, Inc.	430,111
13,604	Valley National Bancorp[b]	176,172
7,975	W.R. Berkley Corporation	288,057
6,140	Waddell & Reed Financial, Inc.	198,998
7,827	Washington Federal, Inc.	131,650
5,330	Webster Financial Corporation	120,831
8,800	Weingarten Realty Investors	232,584
2,020	Westamerica Bancorporation	96,960

	Total	18,015,667

Health Care (10.0%)
13,800	Allscripts Healthcare Solutions, Inc.[a]	229,080
3,400	AMERIGROUP Corporation[a]	228,752
1,400	Bio-Rad Laboratories, Inc.[a]	145,166
3,600	Catalyst Health Solutions, Inc.[a]	229,428
3,600	Charles River Laboratories International, Inc.[a]	129,924
6,400	Community Health Systems, Inc.[a]	142,336
3,400	Cooper Companies, Inc.	277,814
4,210	Covance, Inc.[a]	200,522
8,400	Endo Pharmaceutical Holdings, Inc.[a]	325,332
3,200	Gen-Probe, Inc.[a]	212,512
18,800	Health Management Associates, Inc.[a]	126,336
5,980	Health Net, Inc.[a]	237,526
6,400	Henry Schein, Inc.[a]	484,352
4,450	Hill-Rom Holdings, Inc.	148,675
6,200	HMS Holdings Corporation[a]	193,502
19,200	Hologic, Inc.[a]	413,760
3,900	IDEXX Laboratories, Inc.[a]	341,055
3,400	LifePoint Hospitals, Inc.[a]	134,096
6,230	Lincare Holdings, Inc.	161,232
4,200	Masimo Corporation[a]	98,196
4,200	Medicis Pharmaceutical Corporation	157,878
3,500	Mednax, Inc.[a]	260,295
2,200	Mettler-Toledo International, Inc.[a]	406,450
8,120	Omnicare, Inc.	288,828
4,550	Owens & Minor, Inc.	138,366
5,400	Regeneron Pharmaceuticals, Inc.[a]	629,748
10,300	ResMed, Inc.[a]	318,373
4,200	STERIS Corporation	132,804
2,600	Techne Corporation	182,260
2,940	Teleflex, Inc.	179,781
4,200	Thoratec Corporation[a]	141,582
3,800	United Therapeutics Corporation[a]	179,094
7,000	Universal Health Services, Inc.	293,370
6,300	VCA Antech, Inc.[a]	146,223
15,120	Vertex Pharmaceuticals, Inc.[a]	620,071
3,000	Wellcare Health Plans, Inc.[a]	215,640

	Total	8,750,359

Industrials (16.6%)
3,000	Acuity Brands, Inc.	188,490
8,500	Aecom Technology Corporation[a]	190,145
6,930	AGCO Corporation[a]	327,165
5,180	Alaska Air Group, Inc.[a]	185,548
2,960	Alexander & Baldwin, Inc.	143,412
2,300	Alliant Techsystems, Inc.	115,276

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Mid Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.3%)	Value
Industrials (16.6%) - continued
11,555	AMETEK, Inc.	$560,533
7,500	BE Aerospace, Inc.[a]	348,525
3,360	Brink’s Company	80,203
4,440	Carlisle Companies, Inc.	221,645
3,600	CLARCOR, Inc.	176,724
3,400	Clean Harbors, Inc.[a]	228,922
4,030	Con-way, Inc.	131,418
7,600	Copart, Inc.[a]	198,132
2,400	Corporate Executive Board Company	103,224
7,100	Corrections Corporation of America[a]	193,901
3,500	Crane Company	169,750
3,700	Deluxe Corporation	86,654
10,600	Donaldson Company, Inc.	378,738
2,300	Esterline Technologies Corporation[a]	164,358
13,600	Exelis, Inc.	170,272
11,600	Fortune Brands Home and Security, Inc.[a]	256,012
3,100	FTI Consulting, Inc.[a]	116,312
3,600	Gardner Denver, Inc.	226,872
3,420	GATX Corporation	137,826
3,500	General Cable Corporation[a]	101,780
4,300	Graco, Inc.	228,158
2,460	Granite Construction, Inc.	70,700
5,800	Harsco Corporation	136,068
4,290	Herman Miller, Inc.	98,499
3,230	HNI Corporation	89,633
4,230	Hubbell, Inc.	332,393
3,501	Huntington Ingalls Industries, Inc.[a]	140,880
6,100	IDEX Corporation	256,993
6,900	ITT Corporation	158,286
6,440	JB Hunt Transport Services, Inc.	350,143
15,475	JetBlue Airways Corporation[a]	75,673
8,000	Kansas City Southern[a]	573,520
10,600	KBR, Inc.	376,830
5,740	Kennametal, Inc.	255,602
4,000	Kirby Corporation[a]	263,160
3,540	Korn/Ferry International[a]	59,295
3,300	Landstar System, Inc.	190,476
3,600	Lennox International, Inc.	145,080
6,000	Lincoln Electric Holdings, Inc.	271,920
5,770	Manpower, Inc.	273,325
2,200	Mine Safety Appliances Company	90,376
3,300	MSC Industrial Direct Company, Inc.	274,824
4,080	Nordson Corporation	222,401
6,600	Oshkosh Corporation[a]	152,922
7,060	Pentair, Inc.	336,127
3,000	Regal-Beloit Corporation	196,650
4,822	Rollins, Inc.	102,612
4,700	Shaw Group, Inc.[a]	149,037
3,660	SPX Corporation	283,760
7,900	Terex Corporation[a]	177,750
3,700	Thomas & Betts Corporation[a]	266,067
6,000	Timken Company	304,440
3,600	Towers Watson & Company	237,852
5,695	Trinity Industries, Inc.	187,650
3,200	Triumph Group, Inc.	200,512
4,598	United Rentals, Inc.[a,b]	197,208
5,700	URS Corporation	242,364
7,500	UTI Worldwide, Inc.	129,225

Shares	Common Stock (98.3%)	Value
Industrials (16.6%) - continued
1,600	Valmont Industries, Inc.	$187,856
3,400	Wabtec Corporation	256,258
8,800	Waste Connections, Inc.	286,264
2,000	Watsco, Inc.	148,080
3,200	Werner Enterprises, Inc.	79,552
4,300	Woodward, Inc.	184,169

	Total	14,442,427

Information Technology (16.4%)
2,820	ACI Worldwide, Inc.[a]	113,561
5,690	Acxiom Corporation[a]	83,529
4,580	ADTRAN, Inc.	142,850
2,300	Advent Software, Inc.[a]	58,880
3,700	Alliance Data Systems Corporation[a,b]	466,052
6,600	ANSYS, Inc.[a]	429,132
6,900	AOL, Inc.[a]	130,893
8,070	Arrow Electronics, Inc.[a]	338,698
32,620	Atmel Corporation[a]	321,633
10,420	Avnet, Inc.[a]	379,184
9,100	Broadridge Financial Solutions, Inc.	217,581
20,180	Cadence Design Systems, Inc.[a]	238,931
7,200	Ciena Corporation[a]	116,568
16,300	Compuware Corporation[a]	149,797
3,300	Concur Technologies, Inc.[a]	189,354
8,800	Convergys Corporation[a]	117,480
7,700	CoreLogic, Inc.[a]	125,664
8,300	Cree, Inc.[a,b]	262,529
11,300	Cypress Semiconductor Corporation[a]	176,619
4,430	Diebold, Inc.	170,644
2,510	DST Systems, Inc.	136,117
3,400	Equinix, Inc.[a]	535,330
3,200	FactSet Research Systems, Inc.	316,928
2,650	Fair Isaac Corporation	116,335
9,200	Fairchild Semiconductor International, Inc.[a]	135,240
6,700	Gartner, Inc.[a]	285,688
5,600	Global Payments, Inc.	265,832
7,700	Informatica Corporation[a]	407,330
11,000	Ingram Micro, Inc.[a]	204,160
10,750	Integrated Device Technology, Inc.[a]	76,863
4,950	International Rectifier Corporation[a]	114,197
9,400	Intersil Corporation	105,280
2,800	Itron, Inc.[a]	127,148
6,260	Jack Henry & Associates, Inc.	213,591
8,700	Lam Research Corporation[a]	388,194
6,000	Lender Processing Services, Inc.	156,000
1,600	ManTech International Corporation	55,136
17,100	MEMC Electronic Materials, Inc.[a]	61,731
6,870	Mentor Graphics Corporation[a]	102,088
5,700	MICROS Systems, Inc.[a]	315,153
9,000	Monster Worldwide, Inc.[a]	87,750
6,662	National Instruments Corporation	190,000
11,400	NCR Corporation[a]	247,494
4,800	NeuStar, Inc.[a]	178,800
8,500	Parametric Technology Corporation[a]	237,490
3,040	Plantronics, Inc.	122,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Mid Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.3%)	Value
Information Technology (16.4%) - continued
12,840	Polycom, Inc.[a]	$244,859
7,200	QLogic Corporation[a]	127,872
4,100	Quest Software, Inc.[a]	95,407
7,500	Rackspace Hosting, Inc.[a]	433,425
20,540	RF Micro Devices, Inc.[a]	102,289
11,300	Riverbed Technology, Inc.[a]	317,304
7,740	Rovi Corporation[a]	251,937
4,690	Semtech Corporation[a]	133,478
3,000	Silicon Laboratories, Inc.[a]	129,000
13,500	Skyworks Solutions, Inc.[a]	373,275
5,100	Solera Holdings, Inc.	234,039
10,680	Synopsys, Inc.[a]	327,449
2,980	Tech Data Corporation[a]	161,695
27,400	Tellabs, Inc.	110,970
12,100	TIBCO Software, Inc.[a]	369,050
8,900	Trimble Navigation, Ltd.[a]	484,338
5,800	ValueClick, Inc.[a]	114,492
7,600	VeriFone Systems, Inc.[a]	394,212
11,520	Vishay Intertechnology, Inc.[a]	140,083
2,800	Wright Express Corporation[a]	181,244
3,700	Zebra Technologies Corporation[a]	152,366

	Total	14,290,628

Materials (6.3%)
6,420	Albemarle Corporation	410,366
4,700	AptarGroup, Inc.	257,419
5,700	Ashland, Inc.	348,042
4,490	Cabot Corporation	191,633
3,100	Carpenter Technology Corporation	161,913
8,500	Commercial Metals Company	125,970
2,300	Compass Minerals International, Inc.	165,002
3,260	Cytec Industries, Inc.	198,175
2,600	Domtar Corporation	247,988
2,300	Greif, Inc.	128,616
3,800	Intrepid Potash, Inc.[a]	92,454
10,100	Louisiana-Pacific Corporation[a]	94,435
3,320	Martin Marietta Materials, Inc.[b]	284,292
1,280	Minerals Technologies, Inc.	83,725
700	NewMarket Corporation	131,180
5,900	Olin Corporation	128,325
7,000	Packaging Corporation of America	207,130
5,400	Reliance Steel & Aluminum Company	304,992
5,000	Rock-Tenn Company	337,800
9,500	RPM International, Inc.	248,805
3,200	Scotts Miracle-Gro Company	173,312
3,630	Sensient Technologies Corporation	137,940
3,500	Silgan Holdings, Inc.	154,700
7,180	Sonoco Products Company	238,376
16,100	Steel Dynamics, Inc.	234,094
6,660	Valspar Corporation	321,612
3,900	Worthington Industries, Inc.	74,802

	Total	5,483,098

Telecommunications Services (0.5%)
6,995	Telephone & Data Systems, Inc.	161,934
11,000	TW Telecom, Inc.[a]	243,760

	Total	405,694

Shares	Common Stock (98.3%)	Value
Utilities (5.0%)
8,100	Alliant Energy Corporation	$350,892
10,466	Aqua America, Inc.	233,287
6,600	Atmos Energy Corporation	207,636
3,100	Black Hills Corporation	103,943
4,400	Cleco Corporation	174,460
9,863	Great Plains Energy, Inc.	199,923
7,080	Hawaiian Electric Industries, Inc.	179,478
3,530	IDACORP, Inc.	145,154
13,925	MDU Resources Group, Inc.	311,781
5,900	National Fuel Gas Company	283,908
7,540	NSTAR	366,670
17,100	NV Energy, Inc.	275,652
6,990	OGE Energy Corporation	373,965
5,975	PNM Resources, Inc.	109,342
13,200	Questar Corporation	254,232
8,000	UGI Corporation	218,000
6,090	Vectren Corporation	176,975
9,120	Westar Energy, Inc.	254,722
3,710	WGL Holdings, Inc.	150,997

	Total	4,371,017

	Total Common Stock (cost $66,431,891)	85,636,410

Shares	Collateral Held for Securities Loaned (3.8%)	Value
3,303,169	Thrivent Financial Securities Lending Trust	3,303,169

	Total Collateral Held for Securities Loaned (cost $3,303,169)	3,303,169

Principal Amount	Short-Term Investments (0.2%)[c]	Value
200,000	Federal National Mortgage Association Discount Notes 0.120%, 7/18/2012[d,e]	199,928

	Total Short-Term Investments (at amortized cost)	199,928

	Total Investments (cost $69,934,988) 102.3%	$89,139,507

	Other Assets and Liabilities, Net (2.3%)	(2,019,657)

	Total Net Assets 100.0%	$87,119,850

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At March 30, 2012, $199,928 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

        REIT - Real Estate Investment Trust is a company that

buys, develops, manages and/or sells real estate

assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Mid Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$23,688,394
Gross unrealized depreciation	(4,483,875)

Net unrealized appreciation (depreciation)	$19,204,519
Cost for federal income tax purposes	$69,934,988

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	11,375,852	11,375,852	–	–
Consumer Staples	3,443,619	3,443,619	–	–
Energy	5,058,049	5,058,049	–	–
Financials	18,015,667	18,015,667	–	–
Health Care	8,750,359	8,750,359	–	–
Industrials	14,442,427	14,442,427	–	–
Information Technology	14,290,628	14,290,628	–	–
Materials	5,483,098	5,483,098	–	–
Telecommunications Services	405,694	405,694	–	–
Utilities	4,371,017	4,371,017	–	–
Collateral Held for Securities Loaned	3,303,169	3,303,169	–	–
Short-Term Investments	199,928	–	199,928	–

Total	$89,139,507	$88,939,579	$199,928	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,672	9,672	–	–

Total Asset Derivatives	$9,672	$9,672	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	15	June 2012	$1,478,778	$1,488,450	$9,672
Total Futures Contracts					$9,672

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$3,326,354	$6,787,848	$6,811,033	3,303,169	$3,303,169	$5,328
Total Value and Income Earned	3,326,354				3,303,169	5,328

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (87.5%)	Value
Australia (3.7%)
40,786	Ansell, Ltd.	$629,712
52,917	Australia & New Zealand Banking Group, Ltd.	1,276,569
186,105	BHP Billiton, Ltd.	6,708,957
313,795	Boart Longyear Group	1,359,226
24,315	Campbell Brothers, Ltd.	1,699,941
246,188	Challenger, Ltd.	969,579
22,445	Flight Centre, Ltd.	511,499
148,673	GrainCorp, Ltd.	1,398,734
87,062	Iluka Resources, Ltd.	1,614,453
563,921	Imdex, Ltd.	1,784,990
97,501	Mineral Resources, Ltd.	1,225,095
96,254	NRW Holdings, Ltd.	415,535
33,664	Rio Tinto, Ltd.	2,283,583
185,835	SAI Global, Ltd.	961,745

	Total	22,839,618

Austria (0.1%)
9,465	Voestalpine AG	319,201

	Total	319,201

Belgium (0.7%)
43,785	Anheuser-Busch InBev NV	3,188,778
19,642	Compagnie d’ Entreprises CFE	1,252,053

	Total	4,440,831

Bermuda (0.1%)
141,000	Cheung Kong Infrastructure
	Holdings, Ltd.	858,260

	Total	858,260

Brazil (3.0%)
148,320	Banco Bradesco SA ADR	2,595,600
37,849	Lojas Renner SA	1,293,978
47,168	Multiplan Empreendimentos Imobiliarios SA	1,082,887
97,350	Petroleo Brasileiro SA ADR	2,585,616
104,000	Petroleo Brasileiro SA PREF ADR	2,658,240
166,800	Rossi Residencial SA	888,138
102,500	Souza Cruz SA	1,560,942
126,000	Ultrapar Participacoes SA ADR	2,732,940
145,000	Vale SA SP PREF ADR	3,290,050

	Total	18,688,391

Canada (2.9%)
22,253	Agrium, Inc.	1,920,562
35,072	Alimentation Couche-Tard, Inc.	1,151,487
8,300	Bank of Nova Scotia	464,966
55,903	Barrick Gold Corporation	2,429,468
34,764	Canadian National Railway Company	2,762,649
33,714	Canadian Oil Sands Trust	711,120
30,234	Canyon Services Group, Inc.	368,567
33,270	Goldcorp, Inc.	1,499,568
9,740	Metro, Inc.	519,369
52,929	Neo Material Technologies, Inc[a]	595,352
21,900	Pacific Rubiales Energy Corporation	639,765
24,071	Shoppers Drug Mart Corporation	1,056,952
30,114	Suncor Energy, Inc.	983,875
16,798	Tim Hortons, Inc.	898,588
11,825	TMX Group, Inc.	531,088
35,017	Trican Well Service, Ltd.	514,285

Shares	Common Stock (87.5%)	Value
Canada (2.9%) - continued
75,482	Yamana Gold, Inc.	$1,177,444

	Total	18,225,105

Cayman Islands (0.1%)
1,594,000	Comba Telecom Systems Holdings, Ltd.	883,745

	Total	883,745

Chile (0.3%)
18,200	Banco Santander Chile SA ADR	1,566,838

	Total	1,566,838

China (0.4%)
1,866,000	PetroChina Company, Ltd.	2,627,577

	Total	2,627,577

Cyprus (<0.1%)
34,429	Prosafe SE	273,749

	Total	273,749

Denmark (1.3%)
44,851	Christian Hansen Holding AS	1,164,116
6,768	Coloplast AS	1,173,108
181,550	Danske Bank AS ADR[a]	3,085,973
20,183	Novo Nordisk AS	2,802,603

	Total	8,225,800

Finland (0.9%)
112,253	Amer Sports Oyj	1,467,478
28,383	Cargotec Oyj	1,084,043
145,350	Neste Oil Oyj	1,789,581
23,242	Outotec Oyj	1,178,705

	Total	5,519,807

France (5.5%)
34,908	Alten, Ltd.	1,114,286
16,127	AtoS	930,114
256,579	AXA SA	4,257,849
89,013	Beneteau SA	1,081,737
42,588	Bouygues SA	1,298,701
93,500	Cap Gemini SA	4,185,179
8,554	Christian Dior SA	1,313,994
86,442	Compagnie de Saint-Gobain	3,856,746
14,898	Faiveley SA	1,033,211
42,474	Faurecia	1,146,039
25,579	Ingenico	1,238,524
6,080	Remy Cointreau SA	617,770
97,262	Sequana SA	621,436
75,950	Total SA	3,879,457
43,808	UbiSoft Entertainment SAa	323,319
31,773	Vinci SA	1,655,569
6,602	Virbac SA	1,049,749
202,732	Vivendi SA	3,722,855
10,241	Wendel SA	875,500

	Total	34,202,035

Germany (6.9%)
33,317	BASF SE	2,913,199
28,696	Bayerische Motoren Werke AG	2,581,366
1,998,300	Commerzbank AGa	5,058,913
80,750	Daimler AG	4,869,199
8,039	Delticom AG	856,383
64,700	Deutsche Boerse AG	4,356,429

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (87.5%)	Value
Germany (6.9%) - continued
173,840	Deutz AGa	$1,158,895
24,830	Gerresheimer AG	1,086,125
33,558	Gerry Weber International AG	1,287,606
90,796	Infineon Technologies AG	927,953
72,400	Metro AG	2,799,499
10,970	Pfeiffer Vacuum Technology AG	1,243,211
15,704	Rheinmetall AG	929,814
35,388	RWE AG	1,689,907
42,159	SAP AG ADR	2,944,596
27,936	Siemens AG	2,817,154
45,221	Suedzucker AG	1,439,756
40,226	Symrise AG	1,163,855
41,366	TUI AGa	307,448
10,667	Volkswagen AG	1,875,915
2,546	Wacker Chemie AG	224,438

	Total	42,531,661

Hong Kong (3.1%)
414,800	AIA Group, Ltd.	1,522,767
243,000	Cathay Pacific Airways, Ltd.	450,324
340,000	China Mobile, Ltd.	3,743,910
863,747	Dah Chong Hong Holdings, Ltd.	916,980
1,899,150	Guangzhou Automobile Group Company, Ltd.	1,884,477
336,000	Hang Lung Group, Ltd.	2,179,929
331,500	Hutchison Whampoa, Ltd.	3,314,974
2,017,742	New World Development Company, Ltd.	2,429,522
160,319	Swire Pacific, Ltd., Class A	1,796,931
340,000	Swire Pacific, Ltd., Class B	748,927
126,700	Swire Properties, Ltd.[a]	314,890

	Total	19,303,631

Hungary (0.2%)
8,200	Richter Gedeon Nyrt	1,406,361

	Total	1,406,361

India (1.6%)
109,000	Bharti Airtel, Ltd.	723,605
16,100	GlaxoSmithKline Pharmaceuticals, Ltd.	731,370
7,344	Grasim Industries, Ltd.	378,485
8,000	Grasim Industries, Ltd. GDR	412,662
35,500	Hero Motocorp, Ltd.	1,434,043
116,000	Hindustan Unilever, Ltd.	934,046
140,200	Housing Development Finance Corporation	1,853,443
25,000	ICICI Bank, Ltd.	433,604
10,400	ICICI Bank, Ltd. ADR	362,648
14,500	Infosys, Ltd.	814,252
16,504	Infosys, Ltd. ADR	941,223
20,696	Ultra Tech Cement, Ltd.	615,273
4,570	Ultra Tech Cement, Ltd. GDR	135,862

	Total	9,770,516

Indonesia (0.4%)
327,000	PT Astra International Tbk	2,645,832

	Total	2,645,832

Ireland (0.4%)
18,252	Paddy Power plc	1,149,630
40,062	Ryanair Holdings plc ADR[a]	1,453,450

	Total	2,603,080

Shares	Common Stock (87.5%)	Value
Israel (0.8%)
27,454	Mellanox Technologies, Ltd.[a]	$1,148,401
83,100	Teva Pharmaceutical Industries, Ltd. ADR	3,744,486

	Total	4,892,887

Italy (1.8%)
136,057	Ansaldo STS SPA	1,350,499
37,795	Atlantia SPA	627,554
75,201	Banca Generali SPA	1,008,945
34,476	DiaSorin SPA	1,004,476
181,400	Eni SPA	4,251,093
3,064,825	Telecom Italia SPA	3,009,235

	Total	11,251,802

Japan (15.6%)
20,100	Aisin Seiki Company, Ltd.	714,860
112,100	Asics Corporation	1,280,241
163,000	Bank of Yokohama, Ltd.	819,682
183,550	Bridgestone Corporation	4,488,825
51,600	Canon, Inc.	2,468,342
88,000	Chiyoda Corporation	1,127,623
64,800	CMK Corporation	364,129
39,000	Daihatsu Motor Company, Ltd.	719,574
193,450	Daiichi Sankyo Company, Ltd.	3,536,053
926,356	Daiwa Securities Group, Inc.	3,691,235
7,300	Dena Company, Ltd.	202,199
23,900	East Japan Railway Company	1,508,783
37,836	Exedy Corporation	1,085,701
16,000	FamilyMart Company, Ltd.	678,094
13,400	Gree, Inc.	337,622
181,000	Hitachi, Ltd.	1,171,058
13,300	Idemitsu Kosan Company, Ltd.	1,330,824
426,000	IHI Corporation	1,082,856
112,600	ITOCHU Corporation	1,233,739
16,300	JFE Holdings, Inc.	354,394
68,200	JX Holdings, Inc.	425,514
147,000	Kawasaki Kisen Kaisha, Ltd.[a]	326,773
118	KDDI Corporation	767,773
42,500	Konica Minolta Holdings, Inc.	375,009
274,261	Kureha Corporation	1,323,774
24,000	Lawson, Inc.	1,511,924
122,000	Marubeni Corporation	887,209
346	Message Company, LTD.	1,036,635
169,000	Mitsubishi Chemical Holdings Corporation	909,349
146,000	Mitsubishi Electric Corporation	1,303,720
157,900	Mitsubishi UFJ Financial Group, Inc.	792,400
34,100	Mitsui & Company, Ltd.	562,796
161,800	Mori Seiki Company, Ltd.	1,672,648
178,050	MS and AD Insurance Group Holdings, Inc.	3,683,563
56,800	Nabtesco Corporation	1,176,145
189,000	Nachi-Fujikoshi Corporation	1,096,427
87,000	Namco Bandai Holdings, Inc.	1,262,081
117,000	Nikkiso Company, Ltd.	1,230,458
159,350	Nikon Corporation	4,894,229
545,350	Nippon Sheet Glass Company	843,251
99,000	Nippon Shokubai Company, Ltd.	1,154,039
14,600	Nippon Telegraph & Telephone Corporation	661,732
149,000	Nippon Yusen Kabushiki Kaisha	472,037
470,000	Nissan Motor Company, Ltd.	5,053,458
595	NTT DoCoMo, Inc.	989,545

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (87.5%)	Value
Japan (15.6%) - continued
70,600	OSG Corporation	$1,075,943
25,100	Otsuka Holdings Company, Ltd.	744,079
36,003	Pigeon Corporation	1,343,996
27,500	Ryohin Keikaku Company, Ltd.	1,424,385
34,000	Sanrio Company, Ltd.	1,327,869
30,000	Sega Sammy Holdings, Inc.	630,975
32,300	Ship Healthcare Holdings, Inc.	662,126
238	So-net M3, Inc.	866,627
218,000	Sumitomo Bakelite Company, Ltd	1,153,829
315,150	Sumitomo Corporation	4,581,232
109,700	Sumitomo Electric Industries, Ltd.	1,518,993
1,290,350	Sumitomo Mitsui Trust Holdings, Inc.	4,155,638
302,000	Sumitomo Osaka Cement Company, Ltd.	883,923
52,000	Sumitomo Rubber Industries, Ltd.	697,637
19,500	Suzuki Motor Corporation	469,852
29,900	Sysmex Corporation	1,214,741
92,675	Tadano, Ltd.	672,411
36,400	Tamron Company, Ltd.	1,179,389
7,000	TDK Corporation	401,171
117,000	Toda Kogyo Corporation	848,751
21,000	Toyo Suisan Kaisha, Ltd.	546,063
53,000	Toyota Motor Corporation	2,306,142
45,600	Unipres Corporation	1,424,046
174,700	UNY Company, Ltd.	1,904,147
22,900	West Japan Railway Company	921,629
22,300	Xebio Company, Ltd.	595,257

	Total	96,159,174

Luxembourg (0.3%)
47,000	Tenaris SA ADR	1,796,810

	Total	1,796,810

Malaysia (0.4%)
640,000	CIMB Group Holdings Berhad	1,607,155
199,400	Public Bank Berhad	893,919

	Total	2,501,074

Mexico (1.1%)
172,000	Consorcio ARA SAB de CV	57,809
36,500	Fomento Economico Mexicano SAB de CV ADR	3,002,856
13,500	Grupo Aeroportuario del Sureste SAB de CV ADR	925,020
483,500	Grupo Financiero Banorte SAB de CV ADR	2,149,216
259,000	Organizacion Soriana SAB de CVa	749,237

	Total	6,884,138

Netherlands (2.7%)
56,644	Aalberts Industries NV	1,171,061
867,650	Aegon NVa	4,822,759
19,966	ASM International NV	768,635
31,397	ASML Holding NV	1,573,016
38,534	CSM NV	692,266
55,412	Koninklijke (Royal) Ahold NV	767,779
97,318	Koninklijke DSM NV	5,633,749
47,400	TKH Group NV	1,288,043
2,907	Ziggo NVa	90,684

	Total	16,807,992

Norway (1.9%)
32,629	DnB ASA	419,810

Shares	Common Stock (87.5%)	Value
Norway (1.9%) - continued
32,000	Schibsted ASA	$1,188,780
30,607	Seadrill, Ltd.	1,149,282
155,901	Statoil ASA	4,231,444
1,271,000	STX OSV Holdings, Ltd.	1,785,931
143,530	Tomra Systems ASA	1,172,791
32,616	Yara International ASA	1,554,751

	Total	11,502,789

Philippines (0.4%)
2,576,000	Ayala Land, Inc.	1,247,201
658,242	Bank of the Philippine Islands	1,136,184

	Total	2,383,385

Poland (0.2%)
31,000	Bank Pekao SA	1,545,536

	Total	1,545,536

Portugal (0.3%)
890,850	Banco Espirito Santo SA	1,629,740

	Total	1,629,740

Russia (0.4%)
36,500	Lukoil ADR	2,202,739

	Total	2,202,739

Singapore (1.3%)
1,113,000	Biosenors International Group, Ltd.[a]	1,333,280
9,974,000	GMG Global, Ltd.	1,145,689
761,000	Golden Agri-Resources, Ltd.	475,451
381,925	Keppel Corporation, Ltd.	3,337,795
589,000	Raffles Medical Group, Ltd.	1,087,291
225,000	SembCorp Industries, Ltd.	944,442

	Total	8,323,948

South Africa (0.5%)
59,584	Massmart Holdings, Ltd.	1,260,490
181,000	Truworths International, Ltd.	1,908,150

	Total	3,168,640

South Korea (2.3%)
12,181	BS Financial Group, Inc.	143,293
4,101	E-Mart Company, Ltd.	903,646
50,860	Halla Climate Control Corporation	993,770
25,774	Lock & Lock Company, Ltd.	765,934
10,250	POSCO	3,437,220
6,250	Samsung Electronics Company, Ltd.	4,394,008
1,448	Shinsegae Company, Ltd.	305,350
3,521	SK Telecom Company, Ltd.	435,258
189,907	SK Telecom Company, Ltd. ADR	2,641,607

	Total	14,020,086

Spain (0.9%)
27,002	Abertis Infraestructuras SA	459,945
434,225	Banco Bilbao Vizcaya Argentaria SA	3,461,175
112,900	Indra Sistemas SA	1,384,433

	Total	5,305,553

Sweden (2.1%)
63,884	Atlas Copco AB	1,545,612

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (87.5%)	Value
Sweden (2.1%) - continued
52,862	Boliden AB	$831,437
27,646	Elekta AB	1,399,439
39,145	Hexpol AB	1,330,519
36,040	Hoganas AB	1,317,193
71,642	JM AB	1,326,626
38,329	Lundin Petroleum ABa	822,097
28,156	Skanska AB	487,677
112,240	Swedbank AB	1,744,835
143,752	Volvo AB	2,094,078

	Total	12,899,513

Switzerland (6.7%)
49,216	ABB, Ltd.[a]	1,007,230
69,800	Adecco SAa	3,655,851
31,414	Aryzta AGa	1,551,883
5,523	Bucher Industries AG	1,170,672
4,123	Burckhardt Compression Holding AG	1,129,670
150,500	Credit Suisse Group[a]	4,289,492
3,973	Dufry AGa	519,223
2,182	Galenica AG	1,426,110
2,972	Givaudan SAa	2,864,139
57,432	Holcim, Ltd.[a]	3,738,265
823	Kaba Holding AG	318,268
66,698	Nestle SA	4,196,403
65,250	Novartis AG	3,612,083
48,577	Roche Holding AG	8,453,872
71,673	UBS AGa	1,004,478
14,657	Zehnder Group AG	1,084,761
5,354	Zurich Financial Services AGa	1,439,031

	Total	41,461,431

Taiwan (0.7%)
337,300	Taiwan Mobile Company, Ltd.	1,028,346
1,250,951	Taiwan Semiconductor Manufacturing Company, Ltd.	3,596,451

	Total	4,624,797

Thailand (1.8%)
345,000	Bangkok Bank pcl	2,171,064
280,100	PTT Exploration & Production pcl	1,585,735
387,300	PTT pcl	4,443,989
133,100	Siam Cement pcl	1,793,283
269,200	Siam Commercial Bank pcl	1,254,042

	Total	11,248,113

Turkey (0.6%)
473,982	Akbank TAS[a]	1,860,904
37,000	BIM Birlesik Magazalar AS	1,404,192
151,000	Turkiye Garanti Bankasi AS	598,535

	Total	3,863,631

United Kingdom (12.2%)
45,006	Aveva Group plc	1,194,502
109,873	Babcock International Group plc	1,401,461
1,132,853	BAE Systems plc	5,436,861
43,180	Bellway plc	565,677
155,388	BG Group plc	3,602,880
63,527	BHP Billiton plc	1,946,901
49,534	British American Tobacco plc	2,495,232
505,430	BT Group plc	1,830,850

Shares	Common Stock (87.5%)	Value
United Kingdom (12.2%) - continued
39,954	Burberry Group plc	$957,854
222,717	Carillion plc	1,063,107
129,925	Diageo plc	3,128,008
68,462	Drax Group plc	596,173
128,473	Fenner plc	890,742
44,194	GlaxoSmithKline plc	987,982
206,851	Halma plc	1,259,733
79,800	HSBC Holdings plc ADR	3,542,321
66,144	Imperial Tobacco Group plc	2,683,159
124,088	Inchcape plc	746,533
208,392	Intermediate Capital Group plc	965,230
223,957	Kingfisher plc	1,098,794
46,696	Lancashire Holdings, Ltd.	586,620
359,029	Legal & General Group plc	750,906
83,863	London Stock Exchange Group plc	1,387,925
136,561	Mondi plc	1,289,772
213,191	Morgan Crucible Company plc	1,098,520
98,650	Pearson plc	1,838,737
80,170	Persimmon plc	821,755
106,804	Prudential plc	1,279,752
40,990	Rightmove plc	951,306
29,073	Rio Tinto plc	1,611,422
28,588	SABMiller plc	1,147,039
49,494	Shire plc	1,583,610
38,566	Spirax-Sarco Engineering plc	1,289,302
516,082	Spirent plc	1,324,710
90,489	Standard Chartered plc	2,259,634
368,332	Standard Life plc	1,353,673
98,068	Tate & Lyle plc	1,105,979
102,601	Telecity Group plc[a]	1,209,960
744,750	Tesco plc	3,930,664
47,476	Ultra Electronics Holdings plc	1,328,994
39,036	Unilever plc	1,287,882
1,249,550	Vodafone Group plc	3,446,655
362,819	William Morrison Supermarkets plc	1,729,542
365,000	WPP plc	4,990,610

	Total	75,998,969

United States (0.9%)
130,500	Vanguard MSCI Emerging Markets ETF	5,672,835

	Total	5,672,835

	Total Common Stock (cost $510,012,668)	543,077,620

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Argentina (0.4%)
73,000	Arcos Dorados SA 7.500%, 10/1/2019	80,322
	Argentina Government International Bond
510,000	7.000%, 9/12/2013	515,100
600,000	7.000%, 10/3/2015	563,250
347,882	7.820%, 12/31/2033[b]	289,979
616,999	7.820%, 12/31/2033[b]	514,303
466,833	8.280%, 12/31/2033	333,786
380,000	0.000%, 12/15/2035[c]	49,400
430,000	0.000%, 12/15/2035[c]	55,900
1,680,001	0.000%, 12/15/2035[b,c]	254,084
100,000	2.260%, 12/31/2038[b,d]	39,477

	Total	2,695,601

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Belarus (0.1%)
	Belarus Government International Bond
$239,000	8.750%, 8/3/2015	$222,270
100,000	8.950%, 1/26/2018	90,100

	Total	312,370

Belize (<0.1%)
	Belize Government International Bond
120,000	8.500%, 2/20/2029	58,800

	Total	58,800

Bermuda (<0.1%)
	Noble Group, Ltd.
160,000	6.750%, 1/29/2020	157,600

	Total	157,600

Brazil (0.2%)
	Banco do Estado do Rio Grande do Sul SA
200,000	7.375%, 2/2/2022[e]	210,500
	Brazil Government International Bond
100,000	5.875%, 1/15/2019	119,600
350,000	4.875%, 1/22/2021	396,200
80,000	7.125%, 1/20/2037	109,800
340,000	5.625%, 1/7/2041	391,850
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[e,f,g]	10
	OGX Austria GmbH
200,000	8.375%, 4/1/2022[e]	202,000

	Total	1,429,960

Canada (<0.1%)
	PTTEP Canada International Finance, Ltd.
270,000	5.692%, 4/5/2021[e]	288,089

	Total	288,089

Cayman Islands (0.3%)
	CCL Finance, Ltd.
110,000	9.500%, 8/15/2014	123,695
	Country Garden Holdings Company
600,000	2.500%, 2/22/2013[h]	105,986
	ENN Energy Holdings, Ltd.
200,000	6.000%, 5/13/2021	192,115
	Evergrande Real Estate Group, Ltd.
1,440,000	7.500%, 1/19/2014[h]	203,753
	Petrobras International Finance Company
700,000	5.375%, 1/27/2021	753,717
	Vale Overseas, Ltd.
110,000	5.625%, 9/15/2019	122,928
310,000	4.625%, 9/15/2020	326,082
60,000	4.375%, 1/11/2022	60,267

	Total	1,888,543

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Chile (0.3%)
	AES Gener SA
120,000	5.250%, 8/15/2021[e]	$126,600
30,000	5.250%, 8/15/2021	31,650
	Banco del Estado de Chile
$200,000	4.125%, 10/7/2020	207,000
260,000	4.125%, 10/7/2020[e]	269,100
	Chile Government International Bond
130,000	3.875%, 8/5/2020	139,750
350,000	3.250%, 9/14/2021	355,250
	Corporacion Nacional del Cobre de Chile - Codelco
100,000	3.750%, 11/4/2020	102,450
120,000	3.750%, 11/4/2020[e]	122,939
300,000	6.150%, 10/24/2036	362,815
	E-CL SA
140,000	5.625%, 1/15/2021[e]	150,071

	Total	1,867,625

China (<0.1%)
	Sinochem Overseas Capital Company, Ltd.
130,000	6.300%, 11/12/2040[e]	122,729

	Total	122,729

Colombia (0.8%)
	Colombia Government International Bond
30,000	8.250%, 12/22/2014	35,325
400,000	7.375%, 1/27/2017	495,000
580,000	7.375%, 3/18/2019	744,140
210,000	4.375%, 7/12/2021	228,375
40,000	8.125%, 5/21/2024	56,700
1,100,000	7.375%, 9/18/2037	1,542,749
790,000	6.125%, 1/18/2041	967,750
	Empresa de Energia de Bogota SA
420,000	6.125%, 11/10/2021[e]	445,200
	Transportadora de Gas del Internacional SA ESP
200,000	5.700%, 3/20/2022[e]	204,000

	Total	4,719,239

Costa Rica (<0.1%)
	Costa Rica Government International Bond
27,000	9.995%, 8/1/2020	36,221

	Total	36,221

Cyprus (<0.1%)
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	206,316

	Total	206,316

Dominican Republic (0.2%)
	Dominican Republic Government International Bond
284,174	9.040%, 1/23/2018	310,886
100,000	7.500%, 5/6/2021[e]	103,000
878,000	7.500%, 5/6/2021	904,340
100,000	8.625%, 4/20/2027	104,000

	Total	1,422,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Gabon (<0.1%)
	Gabon Government International Bond
$250,000	8.200%, 12/12/2017	$304,063

	Total	304,063

Ghana (<0.1%)
	Ghana Government International Bond
110,000	8.500%, 10/4/2017	125,950

	Total	125,950

Hong Kong (<0.1%)
	Zijin International Finance Company, Ltd.
120,000	4.250%, 6/30/2016	122,237

	Total	122,237

Hungary (0.1%)
	Hungary Government International Bond
110,000	3.500%, 7/18/2016[b]	122,166
150,000	4.375%, 7/4/2017[b]	166,765
21,000	3.875%, 2/24/2020[b]	21,294
166,000	7.625%, 3/29/2041	150,230

	Total	460,455

Iceland (0.1%)
	Iceland Government International Bond
100,000	4.875%, 6/16/2016	100,339
500,000	4.875%, 6/16/2016[e]	501,694

	Total	602,033

Indonesia (0.9%)
	Berau Coal Energy Tbk PT
200,000	7.250%, 3/13/2017[e]	201,000
	Indonesia Government International Bond
49,000	6.875%, 1/17/2018	58,433
1,440,000	11.625%, 3/4/2019	2,145,599
590,000	4.875%, 5/5/2021[e]	639,413
955,000	8.500%, 10/12/2035	1,418,174
100,000	7.750%, 1/17/2038	138,500
550,000	5.250%, 1/17/2042[e]	576,813
	Perusahaan Penerbit SBSN
200,000	4.000%, 11/21/2018[e]	204,500

	Total	5,382,432

Iraq (0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	421,250

	Total	421,250

Ireland (<0.1%)
	MTS International Funding, Ltd.
100,000	8.625%, 6/22/2020	115,681

	Total	115,681

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Ivory Coast (0.1%)
	Ivory Coast Government International Bond
$1,192,000	2.500%, 12/31/2032[f]	$747,980

	Total	747,980

Kazakhstan (0.2%)
	BTA Bank JSC
206,000	10.750%, 7/1/2018[f]	44,290
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
110,000	6.250%, 5/20/2015	119,075
	KazMunayGas National Company
450,000	11.750%, 1/23/2015	549,121
470,000	6.375%, 4/9/2021[e]	519,139

	Total	1,231,625

Luxembourg (0.2%)
	Gazprom Via Gaz Capital SA
217,000	9.250%, 4/23/2019	267,995
200,000	5.999%, 1/23/2021	210,800
200,000	5.999%, 1/23/2021[e]	210,800
	Gazprom Via Gazprom International, Ltd.
68,650	7.201%, 2/1/2020	75,653
	TNK-BP Finance SA
390,000	7.875%, 3/13/2018	454,350
130,000	7.250%, 2/2/2020	150,475
	Vimpel Communications OJSC Via UBS Luxembourg SA
100,000	8.250%, 5/23/2016	108,625

	Total	1,478,698

Mexico (0.7%)
	Corporacion GEO SAB de CV
310,000	8.875%, 3/27/2022[e]	316,975
	Mexican Bonos
2,788,000	7.500%, 6/3/2027[i]	230,696
	Mexican Cetes
10,676,300	Zero Coupon, 4/12/2012[i]	833,307
	Mexico Government International Bond
30,000	5.875%, 1/15/2014	32,505
20,000	6.625%, 3/3/2015	22,870
100,000	5.625%, 1/15/2017	115,650
86,000	5.950%, 3/19/2019	103,114
260,000	3.625%, 3/15/2022	265,850
1,852,100	10.000%, 12/5/2024[i]	189,215
90,000	8.300%, 8/15/2031	134,100
230,000	6.750%, 9/27/2034	295,550
370,000	6.050%, 1/11/2040	445,850
690,000	4.750%, 3/8/2044	676,200
180,000	5.750%, 10/12/2110	184,950
	Pemex Project Funding Master Trust
590,000	6.625%, 6/15/2035	672,600
	Petroleos Mexicanos
45,000	8.000%, 5/3/2019	56,925
80,000	5.500%, 1/21/2021	88,200

	Total	4,664,557

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Namibia (<0.1%)
	Namibia Government International Bond
$210,000	5.500%, 11/3/2021[e]	$219,975

	Total	219,975

Netherlands (<0.1%)
	VimpelCom Holdings BV
230,000	7.504%, 3/1/2022[e]	223,100

	Total	223,100

Nigeria (0.1%)
	Central Bank of Nigeria
200,000	6.750%, 1/28/2021[e]	219,500
	Nigeria Government International Bond
200,000	6.750%, 1/28/2021	219,500

	Total	439,000

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	6.875%, 6/1/2017	150,000
100,000	7.875%, 3/31/2036	61,250

	Total	211,250

Panama (0.2%)
	Panama Government International Bond
286,000	8.875%, 9/30/2027	437,580
260,000	9.375%, 4/1/2029	416,390
70,000	6.700%, 1/26/2036	92,050

	Total	946,020

Peru (0.3%)
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[e]	206,000
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021[e]	74,550
	Peru Government International Bond
230,000	5.625%, 11/18/2050	257,600
200,000	7.350%, 7/21/2025	273,200
354,000	8.750%, 11/21/2033	549,054
	Volcan Cia Minera SAA
60,000	5.375%, 2/2/2022[e]	62,100

	Total	1,422,504

Philippines (0.4%)
	Energy Development Corporation
240,000	6.500%, 1/20/2021	252,423
	Philippines Government International Bond
100,000	7.500%, 9/25/2024	130,000
70,000	9.500%, 10/21/2024	104,475
200,000	5.500%, 3/30/2026	227,750
547,000	9.500%, 2/2/2030	864,260
100,000	7.750%, 1/14/2031	138,000
961,000	6.375%, 10/23/2034	1,183,231

	Total	2,900,139

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Qatar (<0.1%)
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
$220,300	5.298%, 9/30/2020	$235,721

	Total	235,721

Romania (0.1%)
	Romania Government International Bond
320,000	6.750%, 2/7/2022[e]	334,400

	Total	334,400

Russia (0.9%)
	Russia Government International Bond
200,000	3.250%, 4/4/2017[e]	201,666
1,000,000	4.500%, 4/4/2022[e]	1,003,050
2,569,651	7.500%, 3/31/2030	3,073,945
600,000	5.625%, 4/4/2042[e]	604,230

	Total	4,882,891

Serbia (<0.1%)
	Serbia Government International Bond
156,000	6.750%, 11/1/2024	154,830

	Total	154,830

South Africa (0.4%)
	Peermont Global Proprietary, Ltd.
220,000	7.750%, 4/30/2014[b]	261,136
	South Africa Government International Bond
5,725,000	13.500%, 9/15/2015[j]	900,134
3,520,000	7.250%, 1/15/2020[j]	444,600
790,000	6.750%, 3/31/2021[j]	95,663
630,000	4.665%, 1/17/2024	644,175

	Total	2,345,708

South Korea (0.1%)
	South Korea Government International Bond
390,000	7.125%, 4/16/2019	482,450

	Total	482,450

Sri Lanka (<0.1%)
	Sri Lanka Government International Bond
200,000	6.250%, 7/27/2021[e]	199,054

	Total	199,054

Supranational (0.1%)
	Corporacion Andina de Fomento
639,000	3.750%, 1/15/2016	662,428

	Total	662,428

Turkey (0.3%)
	Export Credit Bank of Turkey
250,000	5.375%, 11/4/2016[e]	252,500
	Turkey Government International Bond
430,000	5.625%, 3/30/2021	448,705
840,000	6.250%, 9/26/2022	903,000
90,000	7.250%, 3/5/2038	104,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Turkey (0.3%) - continued
$330,000	6.750%, 5/30/2040	$359,700

	Total	2,068,530

Ukraine (0.3%)
	Ukraine Government International Bond
280,000	6.875%, 9/23/2015	258,650
560,000	6.250%, 6/17/2016[e]	487,200
400,000	6.250%, 6/17/2016	348,000
100,000	8.375%, 11/3/2017	85,130
200,000	6.750%, 11/14/2017	175,000
290,000	7.950%, 2/23/2021[e]	249,400

	Total	1,603,380

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
219,154	5.888%, 6/15/2019	237,234
200,000	5.500%, 12/15/2021[e]	210,750

	Total	447,984

United States (0.5%)
	Corporacion Andina de Fomento
50,000	8.125%, 6/4/2019	61,970
	HSBC Bank USA
740,000	5.910%, 8/15/2040[g,k]	970,889
	JBS USA, LLC
30,000	8.250%, 2/1/2020[e]	30,825
	Reliance Holdings USA, Inc.
250,000	5.400%, 2/14/2022[e]	248,699
	U.S. Treasury Notes
1,200,000	0.375%, 7/31/2013	1,201,547

	Total	2,513,930

Uruguay (0.1%)
	Uruguay Government International Bond
468,000	7.625%, 3/21/2036	649,350

	Total	649,350

Venezuela (0.9%)
	Petroleos de Venezuela SA
611,600	5.250%, 4/12/2017	463,287
490,000	8.500%, 11/2/2017[e]	435,610
90,000	9.000%, 11/17/2021	72,900
180,000	5.375%, 4/12/2027	110,700
30,000	5.500%, 4/12/2037	17,850
	Venezuela Government International Bond
100,000	13.625%, 8/15/2018	110,000
610,000	7.750%, 10/13/2019	512,400
476,500	6.000%, 12/9/2020	353,801
130,000	12.750%, 8/23/2022	136,500
850,000	9.000%, 5/7/2023	724,625
1,395,000	8.250%, 10/13/2024	1,112,513
660,000	7.650%, 4/21/2025	498,300
60,000	11.750%, 10/21/2026	59,100
80,000	9.250%, 5/7/2028	66,400
490,000	11.950%, 8/5/2031	482,650
70,000	7.000%, 3/31/2038	49,700

	Total	5,206,336

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
$40,000	6.750%, 2/9/2022[e]	$41,400

	Total	41,400

	Total Long-Term Fixed Income (cost $56,043,383)	59,052,660

Principal Amount	Short-Term Investments (2.1%)[l]	Value
	Federal National Mortgage Association Discount Notes
200,000	0.120%, 7/18/2012[m,n]	199,927
	Liberty Street Funding, LLC
4,700,000	0.080%, 4/2/2012[m]	4,699,979
	Nieuw Amsterdam Receivables Corporation
3,000,000	0.100%, 4/2/2012[e,m]	2,999,983
	Novartis Finance Corporation
5,000,000	0.090%, 4/2/2012[e,m]	4,999,976

	Total Short-Term Investments (at amortized cost)	12,899,865

	Total Investments (cost $578,955,916) 99.1%	$615,030,145

	Other Assets and Liabilities, Net 0.9%	5,785,540

	Total Net Assets 100.0%	$620,815,685

a	Non-income producing security.
b	Principal amount is displayed in Euros.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 30, 2012.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $18,718,540 or 3.0% of total net assets.

f	Defaulted security. Interest is not being accrued.
g	Security is fair valued.
h	Principal amount is displayed in Chinese Yuan.
i	Principal amount is displayed in Mexican Pesos.
j	Principal amount is displayed in South African Rand.
k	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
n	At March 30, 2012, $199,927 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$66,127,194
Gross unrealized depreciation	(30,052,965)

Net unrealized appreciation (depreciation)	$36,074,229

Cost for federal income tax purposes	$578,955,916

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	974,429	–	974,429	–
Consumer Cyclical	856,383	–	856,383	–
Consumer Discretionary	86,913,222	–	86,913,222	–
Consumer Staples	47,430,608	3,002,856	44,427,752	–
Energy	46,024,987	11,976,345	34,048,642	–
Financials	100,828,158	13,740,242	87,087,916	–
Health Care	42,487,675	3,744,486	38,743,189	–
Industrials	86,494,327	2,514,332	83,979,995	–
Information Technology	38,950,935	2,089,624	36,861,311	–
Materials	69,437,321	3,290,050	66,147,271	–
Telecommunications Services	19,278,516	2,641,607	16,636,909	–
Utilities	3,401,059	–	3,401,059	–
Long-Term Fixed Income
Basic Materials	1,605,547	–	1,605,547	–
Capital Goods	316,975	–	316,975	–
Communications Services	447,406	–	447,406	–
Consumer Cyclical	447,444	–	447,444	–
Consumer Non-Cyclical	270,480	–	270,470	10
Energy	6,673,232	–	6,673,232	–
Financials	2,107,502	–	1,136,613	970,889
Foreign	6,055,071	–	6,055,071	–
Foreign Government	38,340,623	–	38,340,623	–
U.S. Government and Agencies	1,201,547	–	1,201,547	–
Utilities	1,586,833	–	1,586,833	–
Short-Term Investments	12,899,865	–	12,899,865	–

Total	$615,030,145	$42,999,542	$571,059,704	$970,899

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	116,267	116,267	–	–
Foreign Currency Forward Contracts	122,832	–	122,832	–

Total Asset Derivatives	$239,099	$116,267	$122,832	$–

Liability Derivatives
Futures Contracts	19,982	19,982	–	–
Foreign Currency Forward Contracts	247,888	–	247,888	–

Total Liability Derivatives	$267,870	$19,982	$247,888	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Long-Term Fixed Income
Consumer Non-Cyclical	10	–	–	–	–	–	–	10
Financials	911,047	–	59,842	–	–	–	–	970,889

Total	$911,057	$–	$59,842	$–	$–	$–	$–	$970,899

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

*

The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on March 30, 2012 of $60,306.

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Consumer Non-Cyclical Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 security is the lack of marketability and benchmark securities. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	4	June 2012	$881,250	$880,563	($687)
5-Yr. U.S. Treasury Bond Futures	32	June 2012	3,931,069	3,921,250	(9,819)
10-Yr. U.S. Treasury Bond Futures	15	June 2012	1,932,569	1,942,265	9,696
20-Yr. U.S. Treasury Bond Futures	20	June 2012	2,760,582	2,755,000	(5,582)
90 Day Euro$ Futures	30	September 2014	7,417,269	7,413,375	(3,894)
90 Day Euro$ Futures	(30)	September 2015	(7,365,096)	(7,358,625)	6,471
Mini MSCI EAFE Index Futures	29	June 2012	2,210,238	2,235,320	25,082
Ultra Long Term U.S. Treasury Bond
Futures	(10)	June 2012	(1,584,706)	(1,509,688)	75,018
Total Futures Contracts					$96,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	SSB	182,171	4/2/2012	$189,360	$188,700	($660)
Brazilian Real	DB	301,024	4/2/2012	168,837	164,869	(3,968)
Brazilian Real	BB	272,954	4/12/2012 - 4/20/2012	152,000	149,013	(2,987)
Brazilian Real	SSB	523,513	4/2/2012	287,014	286,778	(236)
Brazilian Real	HSBC	552,180	4/2/2012 - 4/16/2012	310,764	301,928	(8,836)
Brazilian Real	MSC	139,563	4/16/2012	77,000	76,191	(809)
Brazilian Real	CSFB	280,902	4/16/2012 - 4/30/2012	153,770	153,134	(636)
Brazilian Real	UBS	1,080,593	4/2/2012 - 4/30/2012	609,143	590,669	(18,474)
Brazilian Real	JPM	130,264	4/2/2012	71,051	71,345	294
Brazilian Real	CITI	419,457	4/2/2012 - 4/30/2012	229,280	229,272	(8)
British Pound	SSB	368,044	4/3/2012 - 4/4/2012	587,697	588,682	985
Chinese Yuan	MSC	6,420,000	5/9/2012	1,008,720	1,018,832	10,112
Chinese Yuan	HSBC	6,420,000	5/9/2012	1,007,138	1,018,832	11,694
Chinese Yuan	BB	1,905,264	6/4/2012	303,000	302,290	(710)
Chinese Yuan	BOA	964,971	9/4/2012	153,000	153,027	27
Chinese Yuan	DB	2,042,497	9/4/2012	324,980	323,902	(1,078)
Chinese Yuan	CITI	6,434,905	5/9/2012	1,011,459	1,021,197	9,738
Danish Krone	SSB	557,713	4/4/2012	100,132	99,958	(174)
Euro	BB	1,633,477	4/2/2012 - 6/20/2012	2,168,450	2,178,451	10,001
Euro	SSB	46,164	4/2/2012 - 4/3/2012	61,401	61,567	166
Euro	RBS	104,000	6/20/2012	136,976	138,737	1,761
Euro	CITI	80,602	6/20/2012	106,559	107,524	965
Indian Rupee	BB	7,815,840	4/30/2012	152,000	152,389	389
Indian Rupee	HSBC	3,910,830	4/19/2012	77,000	76,418	(582)
Indian Rupee	JPM	3,853,960	4/9/2012	76,000	75,478	(522)
Indonesian Rupiah	CITI	569,747,569	4/18/2012	61,963	62,214	251
Israeli Shekel	JPM	285,152	6/20/2012	76,000	76,660	660
Israeli Shekel	SSB	172,923	6/20/2012	46,000	46,489	489
Israeli Shekel	HSBC	175,590	6/20/2012	46,360	47,206	846
Israeli Shekel	MSC	858,548	6/20/2012	225,206	230,812	5,606
Japanese Yen	UBS	6,324,036	6/20/2012	76,000	76,485	485
Japanese Yen	CITI	12,820,713	6/20/2012	153,000	155,059	2,059
Japanese Yen	SSB	3,534,944	6/20/2012	43,000	42,753	(247)
Malaysian Ringgit	CITI	649,284	6/21/2012	210,000	210,932	932
Malaysian Ringgit	BB	673,039	6/21/2012	219,245	218,649	(596)
Malaysian Ringgit	MSC	368,843	6/21/2012	121,410	119,826	(1,584)
Mexican Peso	HSBC	4,095,305	6/20/2012	321,000	317,666	(3,334)
Mexican Peso	SSB	2,945,434	6/20/2012	229,000	228,473	(527)
Mexican Peso	DB	980,233	6/20/2012	77,000	76,035	(965)
Mexican Peso	CITI	26,459,360	4/3/2012 - 6/20/2012	2,067,352	2,057,228	(10,124)
Norwegian Krone	SSB	1,498,767	4/4/2012	263,254	263,182	(72)
Philippines Peso	CITI	2,883,680	4/2/2012	67,159	67,162	3
Philippines Peso	BB	8,200,090	4/2/2012 - 4/16/2012	190,896	190,895	(1)
Philippines Peso	UBS	3,246,720	4/2/2012	76,000	75,617	(383)
Philippines Peso	HSBC	3,890,250	4/2/2012	91,000	90,605	(395)
Polish Zloty	BOA	337,624	6/20/2012	107,831	107,775	(56)
Russian Ruble	HSBC	11,193,209	4/16/2012	378,601	380,836	2,235
Russian Ruble	CSFB	2,264,438	4/12/2012	76,103	77,085	982
Russian Ruble	JPM	2,836,510	4/12/2012	95,737	96,559	822
Russian Ruble	CITI	8,993,750	4/2/2012 - 4/23/2012	306,071	306,148	77
Russian Ruble	UBS	10,417,660	4/9/2012 - 4/27/2012	351,000	354,486	3,486
Russian Ruble	BB	4,447,900	4/2/2012 - 4/27/2012	152,000	151,373	(627)
Russian Ruble	DB	7,866,707	4/12/2012 - 4/23/2012	268,265	267,481	(784)
Singapore Dollar	MSC	95,907	6/20/2012	76,000	76,336	336
Singapore Dollar	UBS	1,034,019	6/20/2012	819,223	823,020	3,797
Singapore Dollar	SSB	88,596	4/2/2012 - 4/3/2012	70,443	70,476	33
South African Rand	CITI	2,257,881	4/10/2012	289,911	294,011	4,100
South African Rand	MSC	386,438	6/20/2012	49,902	49,838	(64)
South African Rand	BB	592,985	6/20/2012	77,000	76,476	(524)
South Korea Won	CITI	287,407,603	4/18/2012	247,052	253,651	6,599
South Korea Won	DB	191,760,000	4/2/2012 - 4/16/2012	168,584	169,242	658
South Korea Won	SSB	96,548,100	4/5/2012	84,915	85,215	300
South Korea Won	MSC	230,918,999	4/5/2012	206,565	203,812	(2,753)
South Korea Won	BB	110,746,400	4/6/2012	98,445	97,747	(698)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases - continued
South Korea Won	BOA	302,212,500	4/2/2012 - 4/5/2012	$268,000	$266,735	($1,265)
Taiwan Dollar	DB	4,511,970	4/16/2012	153,000	152,933	(67)
Taiwan Dollar	BB	4,426,000	5/22/2012	149,745	150,093	348
Turkish Lira	HSBC	139,772	6/20/2012	76,000	77,082	1,082
Turkish Lira	CITI	139,019	6/20/2012	76,000	76,667	667
Turkish Lira	RBS	421,333	6/20/2012	229,000	232,360	3,360
Total Purchases				$19,058,969	$19,080,568	$21,599

Sales
Australian Dollar	SSB	93,185	4/2/2012	$96,639	$96,525	$114
Brazilian Real	DB	470,370	4/2/2012 - 5/2/2012	256,100	257,069	(969)
Brazilian Real	CSFB	139,194	4/13/2012	76,000	76,036	(36)
Brazilian Real	CITI	587,662	4/2/2012 - 4/20/2012	321,000	321,330	(330)
Brazilian Real	UBS	2,797,647	4/2/2012 - 4/18/2012	1,520,915	1,527,658	(6,743)
Brazilian Real	MSC	279,178	4/13/2012 - 4/16/2012	152,000	152,458	(458)
Brazilian Real	BB	278,464	4/30/2012	152,000	151,584	416
Brazilian Real	HSBC	270,513	4/2/2012	147,547	148,158	(611)
Brazilian Real	JPM	130,264	4/2/2012	76,000	71,345	4,655
Canadian Dollar	SSB	2,816	4/2/2012	2,820	2,823	(3)
Chinese Yuan	BB	11,357,058	5/9/2012	1,776,000	1,802,325	(26,325)
Chinese Yuan	RBS	9,854,215	5/9/2012 - 9/4/2012	1,545,876	1,563,606	(17,730)
Danish Krone	SSB	206,270	4/2/2012	36,914	36,969	(55)
Euro	HSBC	58,000	6/20/2012	76,081	77,373	(1,292)
Euro	CITI	58,000	6/20/2012	76,168	77,373	(1,205)
Euro	RBS	104,000	6/20/2012	137,084	138,737	(1,653)
Euro	SSB	150,562	4/2/2012 - 4/4/2012	200,578	200,802	(224)
Euro	SSB	730,739	6/20/2012	959,797	974,816	(15,019)
Euro	BB	3,149,768	4/2/2012 - 5/11/2012	4,179,185	4,200,689	(21,504)
Euro	JPM	57,867	6/20/2012	76,162	77,196	(1,034)
Euro	BOA	81,000	6/20/2012	107,831	108,055	(224)
Indian Rupee	BB	3,859,280	4/19/2012	76,000	75,411	589
Indian Rupee	DB	3,888,115	4/9/2012	77,000	76,147	853
Indonesian Rupiah	MSC	709,170,001	4/18/2012	77,000	77,438	(438)
Israeli Shekel	DB	1,492,214	6/20/2012	396,808	401,167	(4,359)
Japanese Yen	CITI	35,133,956	6/20/2012	429,662	424,923	4,739
Japanese Yen	SSB	16,877,766	4/2/2012 - 4/4/2012	204,182	203,912	270
Mexican Peso	DB	3,036,709	6/20/2012	237,000	235,552	1,448
Mexican Peso	CITI	3,985,965	5/25/2012 - 6/20/2012	310,130	309,725	405
Mexican Peso	SSB	5,120,455	6/20/2012	399,000	397,186	1,814
Mexican Peso	JPM	10,386,430	4/12/2012	753,978	810,855	(56,877)
Norwegian Krone	SSB	187,454	4/2/2012	32,646	32,916	(270)
Philippines Peso	CITI	2,883,680	4/2/2012	67,000	67,162	(162)
Philippines Peso	HSBC	7,837,050	4/2/2012 - 4/16/2012	182,602	182,439	163
Philippines Peso	UBS	3,246,720	4/2/2012	75,614	75,617	(3)
Philippines Peso	BB	4,253,290	4/2/2012	99,017	99,061	(44)
Polish Zloty	CITI	337,624	6/20/2012	106,559	107,775	(1,216)
Russian Ruble	BB	2,234,020	4/2/2012	76,078	76,156	(78)
Russian Ruble	CSFB	4,512,900	4/16/2012	153,000	153,546	(546)
Russian Ruble	UBS	8,895,015	4/12/2012 - 4/23/2012	302,000	302,653	(653)
Russian Ruble	JPM	2,284,590	4/16/2012	77,000	77,730	(730)
Russian Ruble	MSC	2,242,000	4/16/2012	76,000	76,281	(281)
Russian Ruble	CITI	9,025,113	4/2/2012 - 4/23/2012	306,222	307,257	(1,035)
Singapore Dollar	CSFB	174,150	6/20/2012	138,000	138,614	(614)
Singapore Dollar	DB	96,028	6/20/2012	76,000	76,433	(433)
Singapore Dollar	CITI	97,141	6/20/2012	77,000	77,319	(319)
Singapore Dollar	BB	471,974	6/20/2012	373,137	375,664	(2,527)
Singapore Dollar	JPM	290,632	6/20/2012	229,500	231,326	(1,826)
South African Rand	MSC	466,000	6/20/2012	60,148	60,099	49
South African Rand	HSBC	3,710,887	4/10/2012	484,090	483,215	875
South African Rand	BB	10,134,392	4/10/2012	1,328,543	1,319,653	8,890
South Korea Won	BOA	95,880,000	4/2/2012	84,268	84,623	(355)
South Korea Won	CITI	395,063,400	4/5/2012 - 4/16/2012	351,000	348,684	2,316
South Korea Won	SSB	181,440,100	4/5/2012 - 4/18/2012	160,830	160,135	695
South Korea Won	MSC	104,075,000	4/5/2012	92,000	91,858	142

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales - continued
South Korea Won	BB	85,956,000	4/5/2012	76,000	75,866	134
South Korea Won	DB	273,124,750	4/2/2012 - 4/18/2012	240,409	241,051	(642)
South Korea Won	HSBC	85,956,000	4/5/2012	76,000	75,866	134
Swiss Franc	SSB	83,826	4/2/2012 - 4/4/2012	$92,575	$92,861	($286)
Taiwan Dollar	BB	4,426,000	5/22/2012	149,477	150,093	(616)
Turkish Lira	CITI	280,778	6/20/2012	151,985	154,846	(2,861)
Turkish Lira	DB	138,122	6/20/2012	76,000	76,173	(173)
Turkish Lira	RBS	139,908	6/20/2012	76,000	77,158	(1,158)
Turkish Lira	HSBC	140,418	6/20/2012	76,000	77,439	(1,439)
Total Sales				$20,956,157	$21,102,812	($146,655)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($125,056)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBS	-	The Royal Bank of Scotland
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Partner International Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Australia (4.5%)
87,731	Ansell, Ltd.	$1,354,514
115,876	Australia & New Zealand Banking Group, Ltd.	2,795,392
398,156	BHP Billiton, Ltd.	14,353,247
536,253	Challenger, Ltd.	2,111,961
48,277	Flight Centre, Ltd.[a]	1,100,185
319,925	GrainCorp, Ltd.	3,009,893
192,491	Iluka Resources, Ltd.	3,569,498
336,129	Imdex, Ltd.	1,063,956
201,381	NRW Holdings, Ltd.	869,376
73,792	Rio Tinto, Ltd.	5,005,649

	Total	35,233,671

Austria (0.1%)
20,491	Voestalpine AG	691,045

	Total	691,045

Belgium (0.9%)
95,848	Anheuser-Busch InBev NV	6,980,427

	Total	6,980,427

Bermuda (0.2%)
306,000	Cheung Kong Infrastructure Holdings, Ltd.	1,862,606

	Total	1,862,606

Brazil (0.9%)
204,350	Petroleo Brasileiro SA ADR	5,427,536
347,550	Rossi Residencial SA	1,850,554

	Total	7,278,090

Canada (5.0%)
48,816	Agrium, Inc.	4,213,102
74,945	Alimentation Couche-Tard, Inc.	2,460,600
16,231	Bank of Nova Scotia[a]	909,261
119,876	Barrick Gold Corporation	5,209,648
75,447	Canadian National Railway Company	5,995,673
73,658	Canadian Oil Sands Trust	1,553,649
66,056	Canyon Services Group, Inc.	805,254
71,850	Goldcorp, Inc.	3,238,472
21,017	Metro, Inc.	1,120,696
113,915	Neo Material Technologies, Inc[b]	1,281,330
47,200	Pacific Rubiales Energy Corporation	1,378,855
52,233	Shoppers Drug Mart Corporation[a]	2,293,539
65,163	Suncor Energy, Inc.[a]	2,128,985
36,244	Tim Hortons, Inc.	1,938,827
25,619	TMX Group, Inc.	1,150,608
75,693	Trican Well Service, Ltd.	1,111,682
163,629	Yamana Gold, Inc.[a]	2,552,448

	Total	39,342,629

Denmark (1.9%)
14,416	Coloplast AS	2,498,747
378,900	Danske Bank AS ADR[b]	6,440,512
45,254	Novo Nordisk ASa	6,283,955

	Total	15,223,214

Finland (0.5%)
309,400	Neste Oil Oyj[a]	3,809,400

	Total	3,809,400

Shares	Common Stock (98.4%)	Value
France (7.7%)
34,697	AtoS	$2,001,126
541,475	AXA SA	8,985,611
92,158	Bouygues SA	2,810,315
197,600	Cap Gemini SA	8,844,826
18,805	Christian Dior SA	2,888,667
183,950	Compagnie de Saint-Gobain	8,207,216
90,180	Faurecia	2,433,248
13,105	Remy Cointreau SA	1,331,559
203,235	Sequana SA	1,298,530
157,300	Total SA	8,034,741
95,712	UbiSoft Entertainment SAb	706,390
68,392	Vinci SA	3,563,645
428,204	Vivendi SA	7,863,295
22,171	Wendel SA	1,895,393

	Total	60,864,562

Germany (9.4%)
72,131	BASF SE	6,307,047
62,320	Bayerische Motoren Werke AG	5,606,032
4,204,800	Commerzbank AGb	10,644,907
170,250	Daimler AGa	10,266,020
137,650	Deutsche Boerse AG	9,268,354
194,414	Infineon Technologies AG	1,986,948
152,150	Metro AG	5,883,200
75,895	RWE AG	3,624,265
90,710	SAP AG ADR	6,335,643
61,176	Siemens AG	6,169,181
98,710	Suedzucker AG	3,142,751
88,332	TUI AGa,b	656,517
23,292	Volkswagen AG	4,096,168
5,434	Wacker Chemie AGa	479,025

	Total	74,466,058

Hong Kong (2.3%)
527,000	Cathay Pacific Airways, Ltd.	976,629
3,991,250	Guangzhou Automobile Group Company, Ltd.	3,960,412
690,000	Hutchison Whampoa, Ltd.	6,899,947
4,247,475	New World Development Company, Ltd.	5,114,298
102,932	Swire Pacific, Ltd.	1,153,710

	Total	18,104,996

Ireland (0.4%)
86,085	Ryanair Holdings plc ADR[b]	3,123,164

	Total	3,123,164

Israel (1.0%)
176,150	Teva Pharmaceutical Industries, Ltd. ADR	7,937,319

	Total	7,937,319

Italy (2.1%)
82,574	Atlantia SPA	1,371,072
377,800	Eni SPA	8,853,712
6,736,050	Telecom Italia SPA	6,613,870

	Total	16,838,654

Japan (19.6%)
43,900	Aisin Seiki Company, Ltd.	1,561,312
348,000	Bank of Yokohama, Ltd.	1,749,996
387,550	Bridgestone Corporation	9,477,767
111,500	Canon, Inc.	5,333,723
141,100	CMK Corporation	792,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Partner International Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Japan (19.6%) - continued
85,000	Daihatsu Motor Company, Ltd.[a]	$1,568,303
407,700	Daiichi Sankyo Company, Ltd.	7,452,310
2,300	Daito Trust Construction Company, Ltd.	207,696
1,931,550	Daiwa Securities Group, Inc.	7,696,614
16,300	Dena Company, Ltd.[a]	451,486
52,100	East Japan Railway Company	3,289,020
34,600	FamilyMart Company, Ltd.	1,466,379
30,800	Gree, Inc.[a]	776,026
405,000	Hitachi, Ltd.[a]	2,620,322
29,000	Idemitsu Kosan Company, Ltd.	2,901,797
928,000	IHI Corporation	2,358,897
246,600	ITOCHU Corporation	2,701,956
35,400	JFE Holdings, Inc.	769,666
149,100	JX Holdings, Inc.	930,266
318,000	Kawasaki Kisen Kaisha, Ltd.[a,b]	706,896
263	KDDI Corporation	1,711,222
92,000	Konica Minolta Holdings, Inc.[a]	811,784
52,200	Lawson, Inc.	3,288,436
264,000	Marubeni Corporation	1,919,862
369,000	Mitsubishi Chemical Holdings Corporation	1,985,501
318,000	Mitsubishi Electric Corporation	2,839,609
338,000	Mitsubishi UFJ Financial Group, Inc.	1,696,209
74,800	Mitsui & Company, Ltd.	1,234,520
355,100	Mori Seiki Company, Ltd.[a]	3,670,936
371,895	MS and AD Insurance Group Holdings, Inc.	7,693,898
189,100	Namco Bandai Holdings, Inc.	2,743,212
328,050	Nikon Corporation[a]	10,075,630
1,144,550	Nippon Sheet Glass Company[a]	1,769,769
31,400	Nippon Telegraph & Telephone Corporation[a]	1,423,178
327,000	Nippon Yusen Kabushiki Kaisha[a]	1,035,947
993,450	Nissan Motor Company, Ltd.	10,681,610
1,278	NTT DoCoMo, Inc.	2,125,442
53,600	Otsuka Holdings Company, Ltd.	1,588,949
65,500	Sega Sammy Holdings, Inc.	1,377,630
69,800	Ship Healthcare Holdings, Inc.	1,430,847
639,650	Sumitomo Corporation	9,298,380
236,800	Sumitomo Electric Industries, Ltd.	3,278,920
2,723,550	Sumitomo Mitsui Trust Holdings, Inc.[a]	8,771,331
112,900	Sumitomo Rubber Industries, Ltd.	1,514,678
42,500	Suzuki Motor Corporation	1,024,037
15,000	TDK Corporation[a]	859,652
46,000	Toyo Suisan Kaisha, Ltd.	1,196,139
114,600	Toyota Motor Corporation	4,986,487
379,800	UNY Company, Ltd.	4,139,640
49,900	West Japan Railway Company	2,008,266
48,400	Xebio Company, Ltd.	1,291,948

	Total	154,286,980

Netherlands (3.8%)
1,830,950	Aegon NVb	10,177,181
43,622	ASM International NV	1,679,325
67,664	ASML Holding NV	3,390,022
83,865	CSM NV	1,506,640
121,064	Koninklijke (Royal) Ahold NV	1,677,442
202,435	Koninklijke DSM NV	11,718,983
6,307	Ziggo NVb	196,747

	Total	30,346,340

Shares	Common Stock (98.4%)	Value
Norway (2.2%)
71,249	DnB ASA	$916,701
67,574	Seadrill, Ltd.	2,537,379
330,955	Statoil ASA	8,982,737
880,000	STX OSV Holdings, Ltd.	1,236,522
70,300	Yara International ASA	3,351,086

	Total	17,024,425

Portugal (0.4%)
1,868,800	Banco Espirito Santo SAa	3,418,822

	Total	3,418,822

Singapore (1.3%)
1,656,000	Golden Agri-Resources, Ltd.	1,034,621
801,165	Keppel Corporation, Ltd.	7,001,702
487,000	SembCorp Industries, Ltd.	2,044,191

	Total	10,080,514

South Korea (1.8%)
21,850	POSCO	7,327,146
25,110	SK Telecom Company, Ltd.	3,104,044
284,190	SK Telecom Company, Ltd. ADR	3,953,083

	Total	14,384,273

Spain (1.5%)
58,494	Abertis Infraestructuras SA	996,372
916,346	Banco Bilbao Vizcaya Argentaria SA	7,304,125
276,050	Indra Sistemas SAa	3,385,055

	Total	11,685,552

Sweden (2.5%)
137,322	Atlas Copco AB	3,322,375
113,920	Boliden AB	1,791,784
60,167	Elekta AB	3,045,651
83,665	Lundin Petroleum ABb	1,794,483
60,995	Skanska AB	1,056,465
242,108	Swedbank ABa	3,763,708
313,738	Volvo AB	4,570,313

	Total	19,344,779

Switzerland (10.2%)
108,053	ABB, Ltd.[b]	2,211,358
146,850	Adecco SAb	7,691,429
68,436	Aryzta AGb	3,380,808
317,500	Credit Suisse Group[b]	9,049,260
8,607	Dufry AGb	1,124,830
4,721	Galenica AGa	3,085,547
6,527	Givaudan SAb	6,290,120
122,136	Holcim, Ltd.[b]	7,949,867
149,107	Nestle SA	9,381,286
134,350	Novartis AG	7,437,293
103,357	Roche Holding AG	17,987,256
153,047	UBS AGb	2,144,913
11,697	Zurich Financial Services AGb	3,143,882

	Total	80,877,849

Thailand (1.8%)
729,325	Bangkok Bank pcl	4,589,598
820,550	PTT pcl	9,415,223

	Total	14,004,821

United Kingdom (16.4%)
2,395,305	BAE Systems plc	11,495,702

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Partner International Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
United Kingdom (16.4%) - continued
94,338	Bellway plc	$1,235,870
342,072	BG Group plc	7,931,398
140,130	BHP Billiton plc	4,294,540
108,935	British American Tobacco plc	5,487,505
1,115,030	BT Group plc	4,039,041
87,194	Burberry Group plc	2,090,383
282,767	Diageo plc	6,807,756
147,538	Drax Group plc	1,284,775
95,562	GlaxoSmithKline plc	2,136,343
160,650	HSBC Holdings plc ADR	7,131,253
147,360	Imperial Tobacco Group plc	5,977,720
267,507	Inchcape plc	1,609,364
449,248	Intermediate Capital Group plc	2,080,826
487,635	Kingfisher plc	2,392,469
783,950	Legal & General Group plc	1,639,624
180,729	London Stock Exchange Group plc	2,991,047
293,726	Mondi plc	2,774,142
207,050	Pearson plc	3,859,203
172,546	Persimmon plc	1,768,624
231,721	Prudential plc	2,776,538
88,336	Rightmove plc	2,050,124
66,632	Rio Tinto plc	3,693,195
109,981	Shire plc	3,518,952
20,620	Standard Chartered plc	514,910
770,207	Standard Life plc	2,830,622
212,739	Tate & Lyle plc	2,399,200
1,563,150	Tesco plc	8,250,042
86,213	Unilever plc	2,844,353
2,636,937	Vodafone Group plc	7,273,509
791,548	William Morrison Supermarkets plc	3,773,273
771,000	WPP plc	10,541,809

	Total	129,494,112

	Total Common Stock (cost $776,122,137)	776,704,302

	Collateral Held for Securities
Shares	Loaned (9.6%)	Value
75,907,565	Thrivent Financial Securities Lending Trust	75,907,565

	Total Collateral Held for Securities Loaned (cost $75,907,565)	75,907,565

Principal	Short-Term Investments
Amount	(1.1%)[c]	Value
	Alliancebernstein, LP
5,000,000	0.230%, 4/2/2012	4,999,936
	Chariot Funding, LLC
3,600,000	0.080%, 4/2/2012[d,e]	3,599,984

	Total Short-Term Investments (at amortized cost)	8,599,920

	Total Investments (cost $860,629,622) 109.1%	$861,211,787

	Other Assets and Liabilities, Net (9.1%)	(71,809,933)

	Total Net Assets 100.0%	$789,401,854

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $3,599,984 or 0.5% of total net assets.

e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$70,864,090
Gross unrealized depreciation	(70,281,925)

Net unrealized appreciation (depreciation)	$582,165

Cost for federal income tax purposes	$860,629,622

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Partner International Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner International Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	196,747	–	196,747	–
Consumer Discretionary	127,999,306	–	127,999,306	–
Consumer Staples	76,965,562	–	76,965,562	–
Energy	63,033,707	5,427,536	57,606,171	–
Financials	144,256,662	7,131,253	137,125,409	–
Health Care	64,403,169	7,937,319	56,465,850	–
Industrials	114,516,165	3,123,164	111,393,001	–
Information Technology	42,810,464	–	42,810,464	–
Materials	110,234,940	–	110,234,940	–
Telecommunications Services	30,243,389	3,953,083	26,290,306	–
Utilities	2,044,191	–	2,044,191	–
Collateral Held for Securities Loaned	75,907,565	75,907,565	–	–
Short-Term Investments	8,599,920	–	8,599,920	–

Total	$861,211,787	$103,479,920	$757,731,867	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	1,366	–	1,366	–

Total Asset Derivatives	$1,366	$–	$1,366	$–

Liability Derivatives
Foreign Currency Forward Contracts	1,657	–	1,657	–

Total Liability Derivatives	$1,657	$–	$1,657	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	SSB	1,088,699	4/2/2012	$596,875	$596,384	($491)
Danish Krone	SSB	1,139,059	4/4/2012	204,506	204,151	(355)
Total Purchases				$801,381	$800,535	($846)

Sales
Australian Dollar	SSB	176,296	4/2/2012	$182,978	$182,614	$364
Canadian Dollar	SSB	12,005	4/2/2012	12,021	12,035	(14)
Danish Krone	SSB	538,096	4/2/2012	96,297	96,442	(145)
Euro	SSB	76,212	4/2/2012	101,438	101,643	(205)
Japanese Yen	SSB	16,312,665	4/2/2012	198,087	197,084	1,003
Norwegian Krone	SSB	303,542	4/2/2012	52,854	53,302	(448)
Total Sales				$643,675	$643,120	$555
Net Unrealized Gain/(Loss) on Foreign Currency
Forward Contracts						($291)

Counterparty
SSB	-	State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Partner International Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$38,197,124	$134,507,549	$96,797,108	75,907,565	$75,907,565	$182,981
Total Value and Income Earned	38,197,124				75,907,565	182,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (12.4%)
590	Amazon.com, Inc.[a]	$119,481
5,450	CarMax, Inc.[a]	188,843
2,810	Kohl’s Corporation	140,584
1,950	Lowe’s Companies, Inc.	61,191
330	Priceline.com, Inc.[a]	236,775
2,820	Starbucks Corporation	157,610

	Total	904,484

Consumer Staples (9.4%)
1,950	Coca-Cola Company	144,320
1,350	Costco Wholesale Corporation	122,580
5,550	CVS Caremark Corporation	248,640
1,180	Green Mountain Coffee Roasters, Inc.[a]	55,271
1,780	PepsiCo, Inc.	118,103

	Total	688,914

Energy (10.5%)
4,670	Cameron International Corporation[a]	246,716
3,400	Noble Corporation[a]	127,398
4,690	QEP Resources, Inc.	143,045
7,660	Suncor Energy, Inc. ADR	250,482

	Total	767,641

Financials (10.7%)
1,390	Aflac, Inc.	63,926
3,190	American Express Company	184,573
790	IntercontinentalExchange, Inc.[a]	108,562
4,340	SunTrust Banks, Inc.	104,898
2,310	T. Rowe Price Group, Inc.	150,843
5,070	Wells Fargo & Company	173,090

	Total	785,892

Health Care (13.1%)
3,380	Allergan, Inc.	322,553
1,390	Cerner Corporation[a]	105,862
1,500	Edwards Lifesciences Corporation[a]	109,095
2,980	Gilead Sciences, Inc.[a]	145,573
110	Intuitive Surgical, Inc.[a]	59,593
2,150	Novartis AG ADR	119,132
920	Perrigo Company	95,045

	Total	956,853

Industrials (9.5%)
1,020	3M Company	90,994
2,240	C.H. Robinson Worldwide, Inc.	146,698
2,080	Cooper Industries plc	133,016
3,490	Danaher Corporation	195,440
2,820	Expeditors International of Washington, Inc.	131,158

	Total	697,306

Information Technology (28.4%)
2,200	Acme Packet, Inc.[a]	60,544
470	Apple, Inc.[a]	281,751
2,880	Cognizant Technology Solutions Corporation[a]	221,616
280	Google, Inc.[a]	179,547
600	Informatica Corporation[a]	31,740
630	International Business Machines Corporation	131,449
2,250	Intuit, Inc.	135,292

Shares	Common Stock (96.7%)	Value
Information Technology (28.4%) - continued
3,990	Juniper Networks, Inc.[a]	$91,291
1,340	Mercadolibre, Inc.	131,039
5,440	Microsoft Corporation	175,440
5,030	QUALCOMM, Inc.	342,141
620	Salesforce.com, Inc.[a]	95,796
3,280	Texas Instruments, Inc.	110,241
840	VMware, Inc.[a]	94,391

	Total	2,082,278

Materials (2.7%)
3,170	Ecolab, Inc.	195,652

	Total	195,652

	Total Common Stock (cost $6,039,655)	7,079,020

	Total Investments (cost $6,039,655) 96.7%	$7,079,020

	Other Assets and Liabilities, Net 3.3%	239,025

	Total Net Assets 100.0%	$7,318,045

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,182,954
Gross unrealized depreciation	(143,589)

Net unrealized appreciation (depreciation)	$1,039,365

Cost for federal income tax purposes	$6,039,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	904,484	904,484	–	–
Consumer Staples	688,914	688,914	–	–
Energy	767,641	767,641	–	–
Financials	785,892	785,892	–	–
Health Care	956,853	956,853	–	–
Industrials	697,306	697,306	–	–
Information Technology	2,082,278	2,082,278	–	–
Materials	195,652	195,652	–	–
Total	$7,079,020	$7,079,020	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Partner All Cap Growth Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (95.2%)	Value
Consumer Discretionary (10.8%)
1,375	Advance Auto Parts, Inc.	$121,784
1,505	Amazon.com, Inc.[a]	304,778
1,825	Coach, Inc.	141,036
2,250	DIRECTV[a]	111,015
2,975	Harman International Industries, Inc.	139,260
600	Priceline.com, Inc.[a]	430,500
4,005	Starbucks Corporation	223,839
2,950	TJX Companies, Inc.	117,144

	Total	1,589,356

Consumer Staples (5.6%)
1,550	Coca-Cola Company	114,716
4,050	Companhia de Bebidas das Americas ADR	167,346
1,425	Herbalife, Ltd.	98,068
3,175	Mead Johnson Nutrition Company	261,874
2,900	Monster Beverage Corporation[a]	180,061

	Total	822,065

Energy (9.1%)
2,025	Apache Corporation	203,391
3,500	Chesapeake Energy Corporation	81,095
450	CNOOC, Ltd. ADR	91,930
4,150	Helmerich & Payne, Inc.	223,893
4,075	National Oilwell Varco, Inc.	323,840
1,525	Occidental Petroleum Corporation	145,226
2,875	Schlumberger, Ltd.	201,049
2,764	Superior Energy Services, Inc.[a]	72,859

	Total	1,343,283

Financials (3.3%)
2,100	American Express Company	121,506
750	Franklin Resources, Inc.	93,023
870	IntercontinentalExchange, Inc.[a]	119,555
2,400	T. Rowe Price Group, Inc.	156,720

	Total	490,804

Health Care (9.7%)
1,650	Amgen, Inc.	112,183
3,200	Celgene Corporation[a]	248,064
5,150	Cubist Pharmaceuticals, Inc.[a]	222,738
850	Intuitive Surgical, Inc.[a]	460,487
1,700	Johnson & Johnson	112,132
1,950	Novo Nordisk A/S ADR	270,485

	Total	1,426,089

Industrials (7.4%)
7,075	ABB, Ltd. ADR[a]	144,401
3,275	Dover Corporation	206,128
5,400	Eaton Corporation	269,082
3,125	Fluor Corporation	187,625
7,150	Komatsu, Ltd. ADR	205,562
1,025	Parker Hannifin Corporation	86,664

	Total	1,099,462

Information Technology (42.4%)
3,625	Accenture plc	233,813
2,000	ANSYS, Inc.[a]	130,040
1,145	Apple, Inc.[a]	686,393
2,675	ASML Holding NV	134,124
4,925	Autodesk, Inc.[a]	208,426

Shares	Common Stock (95.2%)	Value
Information Technology (42.4%) - continued
5,450	Check Point Software Technologies, Ltd.[a]	$347,928
1,475	Citrix Systems, Inc.[a]	116,392
2,925	Cognizant Technology Solutions Corporation[a]	225,079
2,650	CommVault Systems, Inc.[a]	131,546
11,125	EMC Corporation[a]	332,415
825	F5 Networks, Inc.[a]	111,342
4,000	Fortinet, Inc.[a]	110,600
947	Google, Inc.[a]	607,254
2,000	Informatica Corporation[a]	105,800
5,325	Intel Corporation	149,686
1,875	Intuit, Inc.	112,744
3,725	Lam Research Corporation[a]	166,210
475	MasterCard, Inc.	199,756
4,700	Nuance Communications, Inc.[a]	120,226
1,750	Open Text Corporation[a]	107,013
14,250	Oracle Corporation	415,530
8,050	QUALCOMM, Inc.	547,561
1,550	Salesforce.com, Inc.[a]	239,490
2,625	SAP AG ADR	183,278
4,550	Solarwinds, Inc.[a]	175,858
1,850	Teradata Corporation[a]	126,077
2,200	VMware, Inc.[a]	247,214

	Total	6,271,795

Materials (6.1%)
2,050	Agrium, Inc.	177,058
6,050	Barrick Gold Corporation	263,054
1,825	Cliffs Natural Resources, Inc.	126,400
2,800	Goldcorp, Inc.	126,168
2,600	Rio Tinto plc ADR	144,534
4,350	Yamana Gold, Inc.	67,947

	Total	905,161

Telecommunications Services (0.8%)
3,656	Tim Participacoes SA ADR	117,943

	Total	117,943

	Total Common Stock (cost $11,267,224)	14,065,958

Contracts	Options Purchased (<0.1%)	Value
6	Put on Priceline.com, Inc. $435.00, expires 4/21/2012	$60

	Total Options Purchased (cost $15,331)	60

	Total Investments (cost $11,282,555) 95.2%	$14,066,018

	Other Assets and Liabilities, Net 4.8%	714,995

	Total Net Assets 100.0%	$14,781,013

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Partner All Cap Growth Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,966,848
Gross unrealized depreciation	(183,385)

Net unrealized appreciation (depreciation)	$2,783,463

Cost for federal income tax purposes	$11,282,555

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,589,356	1,589,356	–	–
Consumer Staples	822,065	822,065	–	–
Energy	1,343,283	1,343,283	–	–
Financials	490,804	490,804	–	–
Health Care	1,426,089	1,426,089	–	–
Industrials	1,099,462	1,099,462	–	–
Information Technology	6,271,795	6,271,795	–	–
Materials	905,161	905,161	–	–
Telecommunications Services	117,943	117,943	–	–
Options Purchased	60	60	–	–

Total	$14,066,018	$14,066,018	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Partner All Cap Value Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (96.0%)	Value
Consumer Discretionary (6.5%)
940	Ascena Retail Group, Inc.[a]	$41,661
4,123	Comcast Corporation	123,731
1,934	Mohawk Industries, Inc.[a]	128,630
56,650	Talbots, Inc.[a]	171,650

	Total	465,672

Consumer Staples (10.1%)
13,300	Adecoagro SAa	143,773
3,550	Church & Dwight Company, Inc.	174,624
3,600	Coca-Cola Company	266,436
1,270	Molson Coors Brewing Company	57,467
1,380	Wal-Mart Stores, Inc.	84,456

	Total	726,756

Energy (10.3%)
860	Apache Corporation	86,378
1,510	Baker Hughes, Inc.	63,330
2,290	Bill Barrett Corporation[a]	59,563
3,180	Chevron Corporation	341,023
708	Noble Energy, Inc.	69,228
1,710	Royal Dutch Shell plc ADR	119,922

	Total	739,444

Financials (22.0%)
1,000	ACE, Ltd.	73,200
390	BlackRock, Inc.	79,911
1,530	Brown & Brown, Inc.	36,383
4,300	CIT Group, Inc.[a]	177,332
4,850	Citigroup, Inc.	177,268
2,330	Goldman Sachs Group, Inc.	289,782
2,068	J.P. Morgan Chase & Company	95,087
3,220	M&T Bank Corporation	279,754
3,450	U.S. Bancorp	109,296
7,810	Wells Fargo & Company	266,633

	Total	1,584,646

Health Care (9.6%)
2,810	Humana, Inc.	259,869
3,820	Medtronic, Inc.	149,706
3,810	Merck & Company, Inc.	146,304
2,360	UnitedHealth Group, Inc.	139,098

	Total	694,977

Industrials (15.3%)
28,161	AerCap Holdings NVa	312,869
2,430	Honeywell International, Inc.	148,351
5,540	Navistar International Corporation[a]	224,093
1,560	SPX Corporation	120,947
4,100	Tyco International, Ltd.	230,338
3,170	United Continental Holdings, Inc.[a]	68,155

	Total	1,104,753

Information Technology (10.3%)
4,830	Ciena Corporation[a]	78,198
2,600	Hewlett-Packard Company	61,958
11,770	Juniper Networks, Inc.[a]	269,298
3,930	TE Connectivity, Ltd.	144,427
5,170	Xilinx, Inc.	188,343

	Total	742,224

Shares	Common Stock (96.0%)	Value
Materials (4.6%)
941	Celanese Corporation	$43,455
1,050	Eagle Materials, Inc.	36,487
3,110	Mosaic Company	171,952
1,230	Rock-Tenn Company	83,099

	Total	334,993

Utilities (7.3%)
80,230	GenOn Energy, Inc.[a]	166,878
3,170	NiSource, Inc.	77,190
4,870	Public Service Enterprise Group, Inc.	149,071
3,000	SCANA Corporation	136,830

	Total	529,969

	Total Common Stock (cost $6,895,293)	6,923,434

	Total Investments (cost $6,895,293) 96.0%	$6,923,434

	Other Assets and Liabilities, Net 4.0%	289,570

	Total Net Assets 100.0%	$7,213,004

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$559,277
Gross unrealized depreciation	(531,136)

Net unrealized appreciation (depreciation)	$28,141

Cost for federal income tax purposes	$6,895,293

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Partner All Cap Value Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner All Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	465,672	465,672	–	–
Consumer Staples	726,756	726,756	–	–
Energy	739,444	739,444	–	–
Financials	1,584,646	1,584,646	–	–
Health Care	694,977	694,977	–	–
Industrials	1,104,753	1,104,753	–	–
Information Technology	742,224	742,224	–	–
Materials	334,993	334,993	–	–
Utilities	529,969	529,969	–	–

Total	$6,923,434	$6,923,434	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Partner All Cap Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.2%)	Value
Consumer Discretionary (10.9%)
2,970	Amazon.com, Inc.[a]	$601,455
6,430	Coach, Inc.	496,910
18,490	DIRECTV[a]	912,297
24,700	DISH Network Corporation	813,371
6,460	Starwood Hotels & Resorts Worldwide, Inc.	364,409
11,470	Target Corporation	668,357
8,230	Time Warner Cable, Inc.	670,745
13,720	Time Warner, Inc.	517,930
14,190	Viacom, Inc.	673,457
2,580	Wynn Resorts, Ltd.	322,190

	Total	6,041,121

Consumer Staples (10.5%)
36,850	Altria Group, Inc.	1,137,559
31,010	CVS Caremark Corporation	1,389,248
9,900	Estee Lauder Companies, Inc.	613,206
790	Green Mountain Coffee Roasters, Inc.[a,b]	37,004
15,520	Kraft Foods, Inc.	589,915
2,760	Lorillard, Inc.	357,365
5,620	Mead Johnson Nutrition Company	463,538
11,210	PepsiCo, Inc.	743,783
7,870	Procter & Gamble Company	528,943

	Total	5,860,561

Energy (11.4%)
4,510	Anadarko Petroleum Corporation	353,313
3,620	Apache Corporation	363,593
17,490	Chevron Corporation	1,875,628
10,554	ENSCO International plc ADR	558,623
6,320	Exxon Mobil Corporation	548,134
5,160	Hess Corporation	304,182
6,230	Marathon Petroleum Corporation	270,133
7,150	National Oilwell Varco, Inc.	568,210
15,540	Occidental Petroleum Corporation	1,479,874

	Total	6,321,690

Financials (15.0%)
4,500	American Tower Corporation	283,590
13,070	Berkshire Hathaway, Inc.[a]	1,060,630
4,950	Boston Properties, Inc.	519,700
10,630	Capital One Financial Corporation	592,516
1,680	CME Group, Inc.	486,074
14,160	First Horizon National Corporation	146,981
29,400	Invesco, Ltd.	784,098
34,730	J.P. Morgan Chase & Company	1,596,885
62,600	KeyCorp	532,100
24,830	MetLife, Inc.	927,401
2,970	Public Storage, Inc.	410,365
78,940	Regions Financial Corporation	520,215
1,220	Simon Property Group, Inc.	177,730
14,370	TD Ameritrade Holding Corporation	283,664

	Total	8,321,949

Health Care (11.0%)
5,620	Allergan, Inc.	536,317
7,620	Amgen, Inc.	518,084
3,270	Biogen Idec, Inc.[a]	411,922

Shares	Common Stock (99.2%)	Value
Health Care (11.0%) - continued
19,200	Dendreon Corporation[a,b]	$204,576
2,740	DENTSPLY International, Inc.	109,956
2,830	Edwards Lifesciences Corporation[a]	205,826
7,230	Express Scripts, Inc.[a]	391,721
12,780	Gilead Sciences, Inc.[a]	624,303
8,160	Hospira, Inc.[a]	305,102
1,590	Johnson & Johnson	104,876
8,060	Medicis Pharmaceutical Corporation	302,975
1,500	Medivation, Inc.[a]	112,080
4,500	Onyx Pharmaceuticals, Inc.[a]	169,560
45,715	Pfizer, Inc.	1,035,902
9,490	UnitedHealth Group, Inc.	559,341
10,363	Valeant Pharmaceuticals International, Inc.[a]	556,390

	Total	6,148,931

Industrials (10.5%)
7,870	Boeing Company	585,292
5,190	Caterpillar, Inc.	552,839
1,880	Colfax Corporation[a]	66,251
3,500	Cummins, Inc.	420,140
11,660	Danaher Corporation	652,960
1,660	Flowserve Corporation	191,747
39,390	General Electric Company	790,557
2,700	Ingersoll-Rand plc	111,645
1,930	Joy Global, Inc.	141,855
1,610	Precision Castparts Corporation	278,369
7,150	Republic Services, Inc.	218,504
4,670	Union Pacific Corporation	501,931
7,310	United Parcel Service, Inc.	590,063
8,740	United Technologies Corporation	724,896

	Total	5,827,049

Information Technology (20.8%)
10,000	Accenture plc	645,000
10,390	Akamai Technologies, Inc.[a]	381,313
4,890	Apple, Inc.[a]	2,931,408
10,400	Avago Technologies, Ltd.	405,288
16,610	Broadcom Corporation[a]	652,773
8,500	Check Point Software Technologies, Ltd.[a]	542,640
8,540	Cognizant Technology Solutions Corporation[a]	657,153
1,880	Google, Inc.[a]	1,205,531
29,190	Hewlett-Packard Company	695,598
20,070	Juniper Networks, Inc.[a]	459,201
4,550	Lam Research Corporation[a]	203,021
11,510	NetApp, Inc.[a]	515,303
24,960	ON Semiconductor Corporation[a]	224,890
10,960	QUALCOMM, Inc.	745,499
5,700	Visa, Inc.	672,600
5,430	VMware, Inc.[a]	610,169

	Total	11,547,387

Materials (3.4%)
1,490	CF Industries Holdings, Inc.	272,148
4,620	Cliffs Natural Resources, Inc.	319,981
7,280	Ecolab, Inc.	449,322
6,500	LyondellBasell Industries NV	283,725
3,000	PPG Industries, Inc.	287,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Partner All Cap Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.2%)	Value
Materials (3.4%) - continued
2,380	Praxair, Inc.	$272,843

	Total	1,885,419

Telecommunications Services (2.7%)
10,302	AT&T, Inc.	321,732
10,409	CenturyLink, Inc.	402,308
24,560	Frontier Communications Corporation[b]	102,415
9,790	NII Holdings, Inc.[a]	179,255
6,210	SBA Communications Corporation[a]	315,530
65,260	Sprint Nextel Corporation[a]	185,991

	Total	1,507,231

Utilities (3.0%)
12,300	AES Corporation[a]	160,761
17,330	Edison International, Inc.	736,698
5,860	Exelon Corporation	229,771
18,880	PPL Corporation	533,549

	Total	1,660,779

	Total Common Stock (cost $49,237,522)	55,122,117

Shares	Collateral Held for Securities Loaned (0.5%)	Value
281,282	Thrivent Financial Securities Lending Trust	281,282

	Total Collateral Held for Securities Loaned (cost $281,282)	281,282

	Total Investments (cost $49,518,804) 99.7%	$55,403,399

	Other Assets and Liabilities, Net 0.3%	159,825

	Total Net Assets 100.0%	$55,563,224

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,087,698
Gross unrealized depreciation	(1,203,103)

Net unrealized appreciation (depreciation)	$5,884,595

Cost for federal income tax purposes	$49,518,804

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Partner All Cap Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,041,121	6,041,121	–	–
Consumer Staples	5,860,561	5,860,561	–	–
Energy	6,321,690	6,321,690	–	–
Financials	8,321,949	8,321,949	–	–
Health Care	6,148,931	6,148,931	–	–
Industrials	5,827,049	5,827,049	–	–
Information Technology	11,547,387	11,547,387	–	–
Materials	1,885,419	1,885,419	–	–
Telecommunications Services	1,507,231	1,507,231	–	–
Utilities	1,660,779	1,660,779	–	–
Collateral Held for Securities Loaned	281,282	281,282	–	–

Total	$55,403,399	$55,403,399	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$–	$860,653	$579,371	281,282	$281,282	$348
Total Value and Income Earned	–				281,282	348

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Large Cap Growth Portfolio II

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.2%)	Value
Consumer Discretionary (13.6%)
2,854	Amazon.com, Inc.[a]	$577,964
12,559	Comcast Corporation	376,896
4,629	Discovery Communications, Inc.[a]	234,227
4,600	Home Depot, Inc.	231,426
9,350	Las Vegas Sands Corporation	538,279

	Total	1,958,792

Consumer Staples (11.0%)
9,196	Altria Group, Inc.	283,880
5,407	Anheuser-Busch InBev NV ADR	393,197
2,817	British American Tobacco plc ADR	285,137
3,760	Coca-Cola Company	278,278
5,566	Wal-Mart Stores, Inc.	340,639

	Total	1,581,131

Energy (10.2%)
3,397	Apache Corporation	341,195
2,563	ENSCO International plc ADR	135,660
1,800	EOG Resources, Inc.	199,980
7,692	Peabody Energy Corporation	222,760
8,400	Valero Energy Corporation	216,468
23,427	Weatherford International, Ltd.[a]	353,513

	Total	1,469,576

Financials (8.9%)
5,200	Ameriprise Financial, Inc.	297,076
4,377	Citigroup, Inc.	159,979
1,004	CME Group, Inc.	290,487
5,968	J.P. Morgan Chase & Company	274,409
7,605	Wells Fargo & Company	259,635

	Total	1,281,586

Health Care (11.4%)
3,281	Amgen, Inc.	223,075
5,529	Baxter International, Inc.	330,524
3,000	Biogen Idec, Inc.[a]	377,910
3,600	Shire Pharmaceuticals Group plc ADR	341,100
6,240	UnitedHealth Group, Inc.	367,786

	Total	1,640,395

Industrials (9.5%)
3,750	Boeing Company	278,888
5,100	Dover Corporation	320,994
4,830	Parker Hannifin Corporation	408,376
6,300	Tyco International, Ltd.	353,934

	Total	1,362,192

Information Technology (31.5%)
2,129	Akamai Technologies, Inc.[a]	78,134
2,151	Apple, Inc.[a]	1,289,460
1,022	Baidu.com, Inc. ADR[a]	148,977
4,468	Broadcom Corporation[a]	175,592
2,006	Cognizant Technology Solutions Corporation[a]	154,361
5,804	eBay, Inc.[a]	214,110
1,279	F5 Networks, Inc.[a]	172,614
837	Google, Inc.[a]	536,718
6,905	Microsoft Corporation	222,686
3,502	NetApp, Inc.[a]	156,785
12,174	Oracle Corporation	354,994
5,950	QUALCOMM, Inc.	404,719
1,729	Salesforce.com, Inc.[a]	267,148

Shares	Common Stock (98.2%)	Value
Information Technology (31.5%) - continued
10,800	Texas Instruments, Inc.	$362,988

	Total	4,539,286

Materials (2.1%)
7,954	Freeport-McMoRan Copper & Gold, Inc.	302,570

	Total	302,570

	Total Common Stock (cost $12,814,052)	14,135,528

	Total Investments (cost $12,814,052) 98.2%	$14,135,528

	Other Assets and Liabilities, Net 1.8%	255,696

	Total Net Assets 100.0%	$14,391,224

a	Non-income producing security.

    Definitions:

ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,078,865
Gross unrealized depreciation	(757,389)

Net unrealized appreciation (depreciation)	$1,321,476

Cost for federal income tax purposes	$12,814,052

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Large Cap Growth Portfolio II

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Large Cap Growth Portfolio II’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,958,792	1,958,792	–	–
Consumer Staples	1,581,131	1,581,131	–	–
Energy	1,469,576	1,469,576	–	–
Financials	1,281,586	1,281,586	–	–
Health Care	1,640,395	1,640,395	–	–
Industrials	1,362,192	1,362,192	–	–
Information Technology	4,539,286	4,539,286	–	–
Materials	302,570	302,570	–	–

Total	$14,135,528	$14,135,528	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Large Cap Growth Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (94.5%)	Value
Consumer Discretionary (13.9%)
158,700	Amazon.com, Inc.[a]	$32,138,337
748,000	Comcast Corporation	22,447,480
375,163	Discovery Communications, Inc.[a]	18,983,248
547,100	Home Depot, Inc.	27,524,601
439,600	Las Vegas Sands Corporation	25,307,772

	Total	126,401,438

Consumer Staples (10.6%)
851,300	Altria Group, Inc.	26,279,631
124,981	Anheuser-Busch InBev NV ADR	9,088,618
87,458	British American Tobacco plc ADR[b]	8,852,499
403,896	Coca-Cola Company	29,892,343
353,300	Wal-Mart Stores, Inc.	21,621,960

	Total	95,735,051

Energy (7.4%)
109,908	Apache Corporation	11,039,159
310,846	ENSCO International plc ADR	16,453,079
132,400	EOG Resources, Inc.	14,709,640
293,851	Peabody Energy Corporation	8,509,925
313,800	Valero Energy Corporation	8,086,626
549,200	Weatherford International, Ltd.[a]	8,287,428

	Total	67,085,857

Financials (6.9%)
221,500	Ameriprise Financial, Inc.	12,654,295
252,500	Citigroup, Inc.	9,228,875
40,900	CME Group, Inc.	11,833,597
215,371	J.P. Morgan Chase & Company	9,902,759
547,100	Wells Fargo & Company	18,677,994

	Total	62,297,520

Health Care (9.9%)
272,183	Amgen, Inc.	18,505,722
254,100	Baxter International, Inc.	15,190,098
151,800	Biogen Idec, Inc.[a]	19,122,246
169,400	Shire Pharmaceuticals Group plc ADR	16,050,650
357,600	UnitedHealth Group, Inc.	21,076,944

	Total	89,945,660

Industrials (9.7%)
344,900	Boeing Company	25,650,213
300,900	Dover Corporation	18,938,646
226,000	Parker Hannifin Corporation	19,108,300
439,200	Tyco International, Ltd.	24,674,256

	Total	88,371,415

Information Technology (34.1%)
242,228	Akamai Technologies, Inc.[a]	8,889,768
135,500	Apple, Inc.[a]	81,228,185
91,100	Baidu.com, Inc. ADR[a]	13,279,647
275,600	Broadcom Corporation[a]	10,831,080
241,402	Cognizant Technology Solutions Corporation[a]	18,575,884
422,500	eBay, Inc.[a]	15,586,025
77,232	F5 Networks, Inc.[a]	10,423,231
43,852	Google, Inc.[a]	28,119,656
619,700	Microsoft Corporation	19,985,325
223,000	NetApp, Inc.[a]	9,983,710
892,350	Oracle Corporation	26,020,926
483,300	QUALCOMM, Inc.	32,874,066
91,716	Salesforce.com, Inc.[a]	14,171,039

Shares	Common Stock (94.5%)	Value
Information Technology (34.1%) - continued
567,800	Texas Instruments, Inc.	$19,083,758

	Total	309,052,300

Materials (2.0%)
468,300	Freeport-McMoRan Copper & Gold, Inc.	17,814,132

	Total	17,814,132

	Total Common Stock (cost $754,058,398)	856,703,373

Shares	Collateral Held for Securities Loaned (0.1%)	Value
715,875	Thrivent Financial Securities Lending Trust	715,875

	Total Collateral Held for Securities Loaned (cost $715,875)	715,875

Principal Amount	Short-Term Investments (5.5%)[c]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.070%, 4/4/2012[d]	4,999,961
13,957,000	0.065%, 4/9/2012[d]	13,956,773
3,000,000	0.075%, 4/11/2012[d]	2,999,931
15,000,000	0.070%, 4/13/2012[d]	14,999,621
3,300,000	0.105%, 4/18/2012[d]	3,299,827
5,000,000	0.085%, 5/9/2012[d]	4,999,540
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.080%, 4/16/2012[d]	4,999,822

	Total Short-Term Investments (at amortized cost)	50,255,475

	Total Investments (cost $805,029,748) 100.1%	$907,674,723

	Other Assets and Liabilities, Net (0.1%)	(1,107,488)

	Total Net Assets 100.0%	$906,567,235

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Large Cap Growth Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$123,295,757
Gross unrealized depreciation	(20,650,782)

Net unrealized appreciation (depreciation)	$102,644,975

Cost for federal income tax purposes	$805,029,748

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	126,401,438	126,401,438	–	–
Consumer Staples	95,735,051	95,735,051	–	–
Energy	67,085,857	67,085,857	–	–
Financials	62,297,520	62,297,520	–	–
Health Care	89,945,660	89,945,660	–	–
Industrials	88,371,415	88,371,415	–	–
Information Technology	309,052,300	309,052,300	–	–
Materials	17,814,132	17,814,132	–	–
Collateral Held for Securities Loaned	715,875	715,875	–	–
Short-Term Investments	50,255,475	–	50,255,475	–

Total	$907,674,723	$857,419,248	$50,255,475	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$–	$53,563,250	$52,847,375	715,875	$715,875	$3,035
Total Value and Income Earned	–				715,875	3,035

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Partner Growth Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.7%)	Value
Consumer Discretionary (22.5%)
8,700	Amazon.com, Inc.[a]	$1,761,837
800	AutoZone, Inc.[a]	297,440
11,100	CarMax, Inc.[a]	384,615
7,367	Carnival plc	235,440
1,300	Chipotle Mexican Grill, Inc.[a]	543,400
2,900	Coach, Inc.	224,112
5,500	Ctrip.com International, Ltd. ADR[a,b]	119,020
7,200	D.R. Horton, Inc.	109,224
2,400	Discovery Communications, Inc.[a]	121,440
2,500	Fossil, Inc.[a]	329,950
14,200	Groupon, Inc.[a,b]	260,996
5,000	Harley-Davidson, Inc.	245,400
2,900	Home Depot, Inc.	145,899
6,000	Johnson Controls, Inc.	194,880
10,600	Las Vegas Sands Corporation	610,242
4,700	Lennar Corporation	127,746
11,300	Liberty Interactive Corporation[a]	215,717
5,400	Lowe’s Companies, Inc.	169,452
13,633	Marriott International, Inc.	516,009
6,800	MGM Resorts International[a]	92,616
3,500	Michael Kors Holdings, Ltd.[a]	163,065
6,400	NIKE, Inc.	694,016
200	NVR, Inc.[a]	145,266
40,100	Prada Holding SPA[a]	260,756
2,500	Priceline.com, Inc.[a]	1,793,750
2,100	Ralph Lauren Corporation	366,093
5,500	Ross Stores, Inc.	319,550
3,400	Sherwin-Williams Company	369,478
19,900	Starbucks Corporation	1,112,211
6,400	Starwood Hotels & Resorts Worldwide, Inc.	361,024
10,700	Walt Disney Company	468,446
6,600	Yum! Brands, Inc.	469,788

	Total	13,228,878

Consumer Staples (2.1%)
4,700	Costco Wholesale Corporation	426,760
8,600	CVS Caremark Corporation	385,280
3,800	Monster Beverage Corporation[a]	235,942
2,600	Whole Foods Market, Inc.	216,320

	Total	1,264,302

Energy (5.6%)
6,700	Cameron International Corporation[a]	353,961
1,500	Cimarex Energy Company	113,205
3,200	Continental Resources, Inc.[a,b]	274,624
5,200	EOG Resources, Inc.	577,720
10,900	FMC Technologies, Inc.[a]	549,578
5,800	Occidental Petroleum Corporation	552,334
8,800	Schlumberger, Ltd.	615,384
9,400	Williams Companies, Inc.	289,614

	Total	3,326,420

Financials (5.8%)
13,500	American Express Company	781,110
17,600	American Tower Corporation	1,109,152
4,600	Franklin Resources, Inc.	570,538
1,900	IntercontinentalExchange, Inc.[a]	261,098
17,000	Invesco, Ltd.	453,390

Shares	Common Stock (98.7%)	Value
Financials (5.8%) - continued
7,500	U.S. Bancorp	$237,600

	Total	3,412,888

Health Care (6.5%)
3,500	Alexion Pharmaceuticals, Inc.[a]	325,010
2,500	Allergan, Inc.	238,575
2,800	Baxter International, Inc.	167,384
2,900	Biogen Idec, Inc.[a]	365,313
3,600	Celgene Corporation[a]	279,072
1,200	Covidien plc	65,616
3,100	Edwards Lifesciences Corporation[a]	225,463
8,900	Express Scripts, Inc.[a]	482,202
6,000	Gilead Sciences, Inc.[a]	293,100
11,400	Human Genome Sciences, Inc.[a,b]	93,936
7,100	McKesson Corporation	623,167
900	Regeneron Pharmaceuticals, Inc.[a]	104,958
5,000	Stryker Corporation	277,400
5,100	Valeant Pharmaceuticals International, Inc.[a]	273,819

	Total	3,815,015

Industrials (14.3%)
5,700	Babcock & Wilcox Company[a]	146,775
5,500	Boeing Company	409,035
1,600	Caterpillar, Inc.	170,432
2,500	Cummins, Inc.	300,100
29,900	Danaher Corporation	1,674,400
2,800	Deere & Company	226,520
4,400	Expeditors International of Washington, Inc.	204,644
16,600	Fastenal Company	898,060
9,900	FedEx Corporation	910,404
1,600	Fluor Corporation	96,064
4,800	JB Hunt Transport Services, Inc.	260,976
1,300	Joy Global, Inc.	95,550
4,200	Kansas City Southern[a]	301,098
11,400	McDermott International, Inc.[a]	146,034
5,600	Precision Castparts Corporation	968,240
2,800	Roper Industries, Inc.	277,648
4,900	Union Pacific Corporation	526,652
6,700	United Parcel Service, Inc.	540,824
1,100	W.W. Grainger, Inc.	236,291

	Total	8,389,747

Information Technology (37.2%)
9,800	Accenture plc	632,100
9,000	Akamai Technologies, Inc.[a]	330,300
11,000	Apple, Inc.[a]	6,594,170
6,200	Autodesk, Inc.[a]	262,384
8,700	Baidu.com, Inc. ADR[a]	1,268,199
11,700	Broadcom Corporation[a]	459,810
4,000	Check Point Software Technologies, Ltd.[a]	255,360
20,500	eBay, Inc.[a]	756,245
14,300	EMC Corporation[a]	427,284
5,217	Facebook, Inc., Class Aa,c,d	162,495
9,948	Facebook, Inc., Class Ba,c,d	309,851
3,650	Google, Inc.[a]	2,340,526
4,900	Informatica Corporation[a]	259,210
26,500	Juniper Networks, Inc.[a]	606,320
4,000	LinkedIn Corporation[a,b]	407,960
3,750	MasterCard, Inc.	1,577,025
6,600	NetApp, Inc.[a]	295,482

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Partner Growth Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (98.7%)	Value
Information Technology (37.2%) - continued
10,700	Nuance Communications, Inc.[a]	$273,706
25,200	QUALCOMM, Inc.	1,714,104
6,400	Red Hat, Inc.[a]	383,296
2,100	Salesforce.com, Inc.[a]	324,471
3,900	SanDisk Corporation[a]	193,401
17,100	Tencent Holdings, Ltd.	477,334
4,800	Teradata Corporation[a]	327,120
5,200	Trimble Navigation, Ltd.[a]	282,984
2,380	Twitter, Inc.[a,c,d]	38,080
7,600	Visa, Inc.	896,800

	Total	21,856,017

Materials (2.4%)
800	Air Products and Chemicals, Inc.	73,440
2,500	Potash Corporation of Saskatchewan, Inc.	114,225
10,800	Praxair, Inc.	1,238,112

	Total	1,425,777

Telecommunications Services (2.3%)
25,100	Crown Castle International Corporation[a]	1,338,834

	Total	1,338,834

	Total Common Stock (cost $34,929,265)	58,057,878

Shares	Preferred Stock (0.2%)	Value
Information Technology (0.2%)
4,432	LivingSocial.com Convertible[a,c,d]	23,614
6	Twitter, Inc., Convertible, Series Aa,c,d	96
1,711	Twitter, Inc., Convertible, Series Ba,c,d	27,376
463	Twitter, Inc., Convertible, Series Ca,c,d	7,408
913	Twitter, Inc., Convertible, Series Da,c,d	14,608
292	Twitter, Inc., Convertible, Series Fa,c,d	4,672
3,855	Twitter, Inc., Convertible, Series G-2[a,c,d]	61,680

	Total	139,454

	Total Preferred Stock (cost $150,381)	139,454

Shares	Collateral Held for Securities Loaned (1.9%)	Value
1,098,450	Thrivent Financial Securities Lending Trust	1,098,450

	Total Collateral Held for Securities Loaned (cost $1,098,450)	1,098,450

	Total Investments (cost $36,178,096) 100.8%	$59,295,782

	Other Assets and Liabilities, Net (0.8%)	(476,905)

	Total Net Assets 100.0%	$58,818,877

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Growth Stock Portfolio owned as of March 30, 2012.

Security	Acquisition Date	Cost
Facebook, Inc., Class A	8/12/2011	$157,818
Facebook, Inc., Class B	3/31/2011	$248,758
LivingSocial.com Convertible	11/18/2011	$34,082
Twitter, Inc.	9/13/2011	$38,303
Twitter, Inc., Convertible, Series A	9/13/2011	$97
Twitter, Inc., Convertible, Series B	9/13/2011	$27,385
Twitter, Inc., Convertible, Series C	9/13/2011	$7,410
Twitter, Inc., Convertible, Series D	9/13/2011	$14,694
Twitter, Inc., Convertible, Series F	3/30/2012	$4,672
Twitter, Inc., Convertible, Series G-2	7/28/2011	$62,041

d	Security is fair valued.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$23,851,746
Gross unrealized depreciation	(734,060)

Net unrealized appreciation (depreciation)	$23,117,686

Cost for federal income tax purposes	$36,178,096

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Partner Growth Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	13,228,878	12,732,682	496,196	–
Consumer Staples	1,264,302	1,264,302	–	–
Energy	3,326,420	3,326,420	–	–
Financials	3,412,888	3,412,888	–	–
Health Care	3,815,015	3,815,015	–	–
Industrials	8,389,747	8,389,747	–	–
Information Technology	21,856,017	20,868,257	477,334	510,426
Materials	1,425,777	1,425,777	–	–
Telecommunications Services	1,338,834	1,338,834	–	–
Preferred Stock
Information Technology	139,454	–	–	139,454
Collateral Held for Securities Loaned	1,098,450	1,098,450	–	–

Total	$59,295,782	$57,672,372	$973,530	$649,880

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Growth Stock Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Common Stock Information Technology	505,665	–	4,761	–	–	–	–	510,426
Preferred Stock Information Technology	102,612	–	(678)	37,520	–	–	–	139,454

Total	$608,277	$–	$4,083	$37,520	$–	$–	$–	$649,880

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

*

The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 30, 2012 of $8,188.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Common Stock and Preferred Stock Level 3 securities are market activity, private-market activity, rate of growth, and cash flow. Significant increases or decreases in any of the inputs in isolation would result in a significantly lower or higher fair value measurement.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$1,659,825	$2,603,850	$3,165,225	1,098,450	$1,098,450	$17,278
Total Value and Income Earned	1,659,825				1,098,450	17,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Large Cap Value Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (8.1%)
112,877	Carnival Corporation	$3,621,094
151,270	CBS Corporation	5,129,566
159,793	Delphi Automotive plc[a]	5,049,459
107,180	Harley-Davidson, Inc.	5,260,394
98,090	J.C. Penney Company, Inc.	3,475,329
300,290	Lowe’s Companies, Inc.	9,423,100
102,864	Macy’s, Inc.	4,086,787
814,860	News Corporation	16,280,903
99,820	Omnicom Group, Inc.	5,055,883
125,340	Time Warner Cable, Inc.	10,215,210

	Total	67,597,725

Consumer Staples (9.4%)
390,350	Archer-Daniels-Midland Company	12,358,481
201,790	CVS Caremark Corporation	9,040,192
165,010	Diageo plc ADR	15,923,465
557,732	Kraft Foods, Inc.	21,199,393
111,699	Philip Morris International, Inc.	9,897,648
119,150	Unilever NV ADR[b]	4,054,675
86,180	Wal-Mart Stores, Inc.	5,274,216

	Total	77,748,070

Energy (12.3%)
76,050	Apache Corporation	7,638,462
188,460	BP plc ADR	8,480,700
129,935	Chevron Corporation	13,934,229
324,592	ConocoPhillips	24,672,238
226,700	ENSCO International plc ADR	11,999,231
154,389	EOG Resources, Inc.	17,152,618
56,520	Exxon Mobil Corporation	4,901,980
192,870	Valero Energy Corporation	4,970,260
429,090	Weatherford International, Ltd.[a]	6,474,968
107,410	WPX Energy, Inc.[a]	1,934,454

	Total	102,159,140

Financials (24.1%)
84,940	ACE, Ltd.	6,217,608
625,130	Bank of America Corporation	5,982,494
111,310	Capital One Financial Corporation	6,204,419
611,740	Charles Schwab Corporation	8,790,704
267,310	Citigroup, Inc.	9,770,180
598,736	J.P. Morgan Chase & Company	27,529,881
734,020	KKR & Company, LP	10,885,517
546,570	MetLife, Inc.	20,414,389
927,210	Progressive Corporation	21,492,728
401,230	State Street Corporation	18,255,965
638,410	SunTrust Banks, Inc.	15,430,370
132,399	SVB Financial Group[a]	8,518,552
362,654	Unum Group	8,877,770
101,700	Vanguard REIT ETF	6,469,137
755,070	Wells Fargo & Company	25,778,090

	Total	200,617,804

Health Care (14.6%)
230,720	Baxter International, Inc.	13,792,442
284,930	Covidien plc	15,579,972
459,135	Johnson & Johnson	30,284,544
535,210	Merck & Company, Inc.	20,552,064
1,089,255	Pfizer, Inc.	24,682,518
275,207	UnitedHealth Group, Inc.	16,220,701

	Total	121,112,241

Shares	Common Stock (97.2%)	Value
Industrials (10.6%)
1,284,110	General Electric Company	$25,772,088
183,450	Honeywell International, Inc.	11,199,622
173,230	Jacobs Engineering Group, Inc.[a]	7,686,215
125,960	Parker Hannifin Corporation	10,649,918
206,960	SPX Corporation	16,045,609
207,144	United Technologies Corporation	17,180,523

	Total	88,533,975

Information Technology (10.3%)
1,236,850	Cisco Systems, Inc.	26,159,378
86,979	International Business Machines Corporation	18,148,168
452,280	Microsoft Corporation	14,586,030
137,870	Oracle Corporation	4,020,289
371,920	Texas Instruments, Inc.	12,500,231
286,080	Xilinx, Inc.	10,421,895

	Total	85,835,991

Materials (2.1%)
144,700	Dow Chemical Company	5,012,408
104,410	LyondellBasell Industries NV	4,557,496
108,164	Sigma-Aldrich Corporation	7,902,462

	Total	17,472,366

Telecommunications Services (1.9%)
403,734	Verizon Communications, Inc.	15,434,751

	Total	15,434,751

Utilities (3.8%)
415,920	Exelon Corporation	16,308,223
642,560	NiSource, Inc.	15,646,336

	Total	31,954,559

	Total Common Stock (cost $702,311,477)	808,466,622

Shares	Collateral Held for Securities Loaned (0.3%)	Value
2,691,000	Thrivent Financial Securities Lending Trust	2,691,000

	Total Collateral Held for Securities Loaned (cost $2,691,000)	2,691,000

Principal Amount	Short-Term Investments (2.4%)[c]	Value
	Federal Home Loan Bank Discount Notes
10,000,000	0.060%, 4/4/2012[d]	9,999,933
10,000,000	0.071%, 4/20/2012[d]	9,999,606

	Total Short-Term Investments (at amortized cost)	19,999,539

	Total Investments (cost $725,002,016) 99.9%	$831,157,161

	Other Assets and Liabilities, Net 0.1%	1,203,916

	Total Net Assets 100.0%	$832,361,077

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Large Cap Value Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$114,233,851
Gross unrealized depreciation	(8,078,706)

Net unrealized appreciation (depreciation)	$106,155,145

Cost for federal income tax purposes	$725,002,016

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	67,597,725	67,597,725	–	–
Consumer Staples	77,748,070	77,748,070	–	–
Energy	102,159,140	102,159,140	–	–
Financials	200,617,804	200,617,804	–	–
Health Care	121,112,241	121,112,241	–	–
Industrials	88,533,975	88,533,975	–	–
Information Technology	85,835,991	85,835,991	–	–
Materials	17,472,366	17,472,366	–	–
Telecommunications Services	15,434,751	15,434,751	–	–
Utilities	31,954,559	31,954,559	–	–
Collateral Held for Securities Loaned	2,691,000	2,691,000	–	–
Short-Term Investments	19,999,539	–	19,999,539	–

Total	$831,157,161	$811,157,622	$19,999,539	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$6,250,075	$12,764,175	$16,323,250	2,691,000	$2,691,000	$1,609
Total Value and Income Earned	6,250,075				2,691,000	1,609

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Large Cap Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (95.7%)	Value
Consumer Discretionary (10.1%)
57,950	Amazon.com, Inc.[a]	$11,735,454
54,090	CBS Corporation	1,834,192
244,800	Comcast Corporation	7,346,448
54,461	Delphi Automotive plc[a]	1,720,968
91,430	Discovery Communications, Inc.[a]	4,626,358
37,350	Harley-Davidson, Inc.	1,833,138
92,000	Home Depot, Inc.	4,628,520
33,460	J.C. Penney Company, Inc.	1,185,488
187,175	Las Vegas Sands Corporation	10,775,665
102,750	Lowe’s Companies, Inc.	3,224,295
35,510	Macy’s, Inc.	1,410,812
25,600	McDonald’s Corporation	2,511,360
280,570	News Corporation	5,605,789
36,070	Omnicom Group, Inc.	1,826,945
43,790	Time Warner Cable, Inc.	3,568,885

	Total	63,834,317

Consumer Staples (12.1%)
181,500	Altria Group, Inc.	5,602,905
106,638	Anheuser-Busch InBev NV ADR	7,754,715
136,070	Archer-Daniels-Midland Company	4,307,976
55,873	British American Tobacco plc ADR	5,655,465
56,100	Campbell Soup Company[b]	1,898,985
108,725	Coca-Cola Company	8,046,737
24,200	Colgate-Palmolive Company	2,366,276
70,610	CVS Caremark Corporation	3,163,328
57,030	Diageo plc ADR	5,503,395
26,000	Dr. Pepper Snapple Group, Inc.	1,045,460
54,400	General Mills, Inc.	2,146,080
40,300	H.J. Heinz Company	2,158,065
57,600	Hormel Foods Corporation	1,700,352
31,900	Kimberly-Clark Corporation	2,357,091
196,764	Kraft Foods, Inc.	7,479,000
36,000	PepsiCo, Inc.	2,388,600
38,981	Philip Morris International, Inc.	3,454,107
36,100	Procter & Gamble Company	2,426,281
110,300	Wal-Mart Stores, Inc.	6,750,360

	Total	76,205,178

Energy (10.1%)
92,835	Apache Corporation	9,324,348
64,980	BP plc ADR	2,924,100
44,800	Chevron Corporation	4,804,352
116,310	ConocoPhillips	8,840,723
129,467	ENSCO International plc ADR	6,852,688
91,793	EOG Resources, Inc.	10,198,202
155,420	Peabody Energy Corporation	4,500,963
233,610	Valero Energy Corporation	6,020,130
618,300	Weatherford International, Ltd.[a]	9,330,147
37,140	WPX Energy, Inc.[a]	668,891

	Total	63,464,544

Financials (15.1%)
29,370	ACE, Ltd.	2,149,884
104,600	Ameriprise Financial, Inc.	5,975,798
215,920	Bank of America Corporation	2,066,354
38,480	Capital One Financial Corporation	2,144,875
210,880	Charles Schwab Corporation	3,030,346
178,870	Citigroup, Inc.	6,537,698
20,600	CME Group, Inc.	5,960,198
42,400	Genworth Financial, Inc.[a]	352,768
324,774	J.P. Morgan Chase & Company	14,933,109

Shares	Common Stock (95.7%)	Value
Financials (15.1%) - continued
257,670	KKR & Company, LP	$3,821,246
188,640	MetLife, Inc.	7,045,704
316,820	Progressive Corporation	7,343,888
137,180	State Street Corporation	6,241,690
220,000	SunTrust Banks, Inc.	5,317,400
45,750	SVB Financial Group[a]	2,943,555
126,020	Unum Group	3,084,970
36,010	Vanguard REIT ETF	2,290,596
407,600	Wells Fargo & Company	13,915,464

	Total	95,155,543

Health Care (13.8%)
44,100	Abbott Laboratories	2,702,889
91,829	Amgen, Inc.	6,243,454
188,100	Baxter International, Inc.	11,244,618
61,900	Biogen Idec, Inc.[a]	7,797,543
57,000	Bristol-Myers Squibb Company	1,923,750
101,600	Covidien plc	5,555,488
61,700	Eli Lilly and Company	2,484,659
39,300	Forest Laboratories, Inc.[a]	1,363,317
180,510	Johnson & Johnson	11,906,439
187,580	Merck & Company, Inc.	7,203,072
371,445	Pfizer, Inc.	8,416,944
72,600	Shire Pharmaceuticals Group plc ADR	6,878,850
220,540	UnitedHealth Group, Inc.	12,998,627

	Total	86,719,650

Industrials (9.3%)
77,650	Boeing Company	5,774,831
104,800	Dover Corporation	6,596,112
443,220	General Electric Company	8,895,425
65,870	Honeywell International, Inc.	4,021,364
59,790	Jacobs Engineering Group, Inc.[a]	2,652,882
141,740	Parker Hannifin Corporation	11,984,117
71,580	SPX Corporation	5,549,597
128,600	Tyco International, Ltd.	7,224,748
70,770	United Technologies Corporation	5,869,664

	Total	58,568,740

Information Technology (19.3%)
41,673	Akamai Technologies, Inc.[a]	1,529,399
41,324	Apple, Inc.[a]	24,772,498
20,800	Baidu.com, Inc. ADR[a]	3,032,016
88,150	Broadcom Corporation[a]	3,464,295
422,170	Cisco Systems, Inc.	8,928,896
38,632	Cognizant Technology Solutions Corporation[a]	2,972,732
116,500	eBay, Inc.[a]	4,297,685
23,538	F5 Networks, Inc.[a]	3,176,688
16,521	Google, Inc.[a]	10,593,926
30,388	International Business Machines Corporation	6,340,456
296,610	Microsoft Corporation	9,565,673
72,100	NetApp, Inc.[a]	3,227,917
292,590	Oracle Corporation	8,531,924
116,950	QUALCOMM, Inc.	7,954,939
34,065	Salesforce.com, Inc.[a]	5,263,383
428,590	Texas Instruments, Inc.	14,404,910
102,250	Xilinx, Inc.	3,724,968

	Total	121,782,305

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Large Cap Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (95.7%)	Value
Materials (1.7%)
161,265	Freeport-McMoRan Copper & Gold, Inc.	$6,134,521
35,620	LyondellBasell Industries NV	1,554,813
38,156	Sigma-Aldrich Corporation	2,787,677

	Total	10,477,011

Telecommunications Services (1.2%)
78,500	AT&T, Inc.	2,451,555
140,834	Verizon Communications, Inc.	5,384,084

	Total	7,835,639

Utilities (3.0%)
39,300	Consolidated Edison, Inc.	2,295,906
110,700	Duke Energy Corporation	2,325,807
161,480	Exelon Corporation	6,331,631
229,780	NiSource, Inc.	5,595,143
53,400	Southern Company	2,399,262

	Total	18,947,749

	Total Common Stock (cost $539,571,361)	602,990,676

Shares	Collateral Held for Securities Loaned (0.1%)	Value
482,800	Thrivent Financial Securities Lending Trust	482,800

	Total Collateral Held for Securities Loaned (cost $482,800)	482,800

Principal Amount	Short-Term Investments (4.2%)[c]	Value
	Chariot Funding, LLC
6,600,000	0.080%, 4/2/2012[d,e]	6,599,971
	Federal Home Loan Bank Discount Notes
5,000,000	0.075%, 4/11/2012[e]	4,999,885
5,000,000	0.085%, 4/13/2012[e]	4,999,847
5,000,000	0.085%, 5/9/2012[e]	4,999,540
100,000	0.125%, 7/18/2012[e,f]	99,962
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 7/18/2012[e,f]	99,963
	Liberty Street Funding, LLC
4,800,000	0.080%, 4/2/2012[e]	4,799,979

	Total Short-Term Investments (at amortized cost)	26,599,147

	Total Investments (cost $566,653,308) 100.0%	$630,072,623

	Other Assets and Liabilities, Net (<0.1%)	(53,583)

	Total Net Assets 100.0%	$630,019,040

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $6,599,971 or 1.0% of total net assets.

e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
f	At March 30, 2012, $199,926 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$78,004,072
Gross unrealized depreciation	(14,584,757)

Net unrealized appreciation (depreciation)	$63,419,315

Cost for federal income tax purposes	$566,653,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Large Cap Stock Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	63,834,317	63,834,317	–	–
Consumer Staples	76,205,178	76,205,178	–	–
Energy	63,464,544	63,464,544	–	–
Financials	95,155,543	95,155,543	–	–
Health Care	86,719,650	86,719,650	–	–
Industrials	58,568,740	58,568,740	–	–
Information Technology	121,782,305	121,782,305	–	–
Materials	10,477,011	10,477,011	–	–
Telecommunications Services	7,835,639	7,835,639	–	–
Utilities	18,947,749	18,947,749	–	–
Collateral Held for Securities Loaned	482,800	482,800	–	–
Short-Term Investments	26,599,147	–	26,599,147	–

Total	$630,072,623	$603,473,476	$26,599,147	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	40,960	40,960	–	–

Total Asset Derivatives	$40,960	$40,960	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	10	June 2012	$3,467,041	$3,508,001	$40,960
Total Futures Contracts					$40,960

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$1,256,975	$4,842,125	$5,616,300	482,800	$482,800	$315
Total Value and Income Earned	1,256,975				482,800	315

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

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(unaudited)

Shares	Common Stock (99.4%)	Value
Consumer Discretionary (11.0%)
2,200	Abercrombie & Fitch Company	$109,142
9,100	Amazon.com, Inc.[a]	1,842,841
2,700	Apollo Group, Inc.[a]	104,328
1,100	AutoNation, Inc.[a]	37,741
700	AutoZone, Inc.[a]	260,260
5,900	Bed Bath & Beyond, Inc.[a]	388,043
7,025	Best Buy Company, Inc.	166,352
1,700	Big Lots, Inc.[a]	73,134
2,800	BorgWarner, Inc.[a]	236,152
5,200	Cablevision Systems Corporation	76,336
5,700	CarMax, Inc.[a]	197,505
11,200	Carnival Corporation	359,296
15,972	CBS Corporation	541,611
700	Chipotle Mexican Grill, Inc.[a]	292,600
7,200	Coach, Inc.	556,416
66,915	Comcast Corporation	2,008,119
6,700	D.R. Horton, Inc.	101,639
3,250	Darden Restaurants, Inc.	166,270
1,400	DeVry, Inc.	47,418
16,800	DIRECTV[a]	828,912
6,500	Discovery Communications, Inc.[a]	328,900
3,000	Dollar Tree, Inc.[a]	283,470
2,350	Expedia, Inc.	78,584
3,000	Family Dollar Stores, Inc.	189,840
93,611	Ford Motor Company	1,169,201
5,600	Gannett Company, Inc.	85,848
8,162	Gap, Inc.	213,355
3,800	Genuine Parts Company	238,450
5,900	Goodyear Tire & Rubber Company[a]	66,198
7,000	H&R Block, Inc.	115,290
5,700	Harley-Davidson, Inc.	279,756
1,800	Harman International Industries, Inc.	84,258
2,850	Hasbro, Inc.	104,652
38,300	Home Depot, Inc.	1,926,873
7,200	International Game Technology	120,888
10,567	Interpublic Group of Companies, Inc.	120,569
3,600	J.C. Penney Company, Inc.	127,548
16,900	Johnson Controls, Inc.	548,912
6,300	Kohl’s Corporation	315,189
3,300	Leggett & Platt, Inc.	75,933
4,000	Lennar Corporation	108,720
6,104	Limited Brands, Inc.	292,992
30,700	Lowe’s Companies, Inc.	963,366
10,268	Macy’s, Inc.	407,948
6,706	Marriott International, Inc.	253,822
8,350	Mattel, Inc.	281,061
25,300	McDonald’s Corporation	2,481,930
6,800	McGraw-Hill Companies, Inc.	329,596
1,400	Netflix, Inc.[a,b]	161,056
6,973	Newell Rubbermaid, Inc.	124,189
53,000	News Corporation	1,043,570
9,100	NIKE, Inc.	986,804
4,000	Nordstrom, Inc.	222,880
6,800	Omnicom Group, Inc.	344,420
3,200	O’Reilly Automotive, Inc.[a]	292,320
1,300	Priceline.com, Inc.[a]	932,750
7,992	Pulte Group, Inc.[a]	70,729
1,700	Ralph Lauren Corporation	296,361
5,600	Ross Stores, Inc.	325,360
2,400	Scripps Networks Interactive	116,856
1,032	Sears Holdings Corporation[a,b]	68,370

Shares	Common Stock (99.4%)	Value
Consumer Discretionary (11.0%) - continued
2,100	Sherwin-Williams Company	$228,207
1,400	Snap-On, Inc.	85,358
16,975	Staples, Inc.	274,656
18,700	Starbucks Corporation	1,045,143
4,900	Starwood Hotels & Resorts Worldwide, Inc.	276,409
16,700	Target Corporation	973,109
3,200	Tiffany & Company	221,216
7,858	Time Warner Cable, Inc.	640,427
23,850	Time Warner, Inc.	900,337
18,700	TJX Companies, Inc.	742,577
2,450	TripAdvisor, Inc.[a,b]	87,392
2,800	Urban Outfitters, Inc.[a]	81,508
2,100	VF Corporation	306,558
13,472	Viacom, Inc.	639,381
44,347	Walt Disney Company	1,941,512
70	Washington Post Company	26,150
1,857	Whirlpool Corporation	142,729
3,672	Wyndham Worldwide Corporation	170,785
2,000	Wynn Resorts, Ltd.	249,760
11,480	Yum! Brands, Inc.	817,146

	Total	34,823,289

Consumer Staples (10.7%)
50,500	Altria Group, Inc.	1,558,935
16,368	Archer-Daniels-Midland Company	518,211
10,600	Avon Products, Inc.	205,216
3,900	Beam, Inc.	228,423
2,525	Brown-Forman Corporation	210,560
4,300	Campbell Soup Company	145,555
3,300	Clorox Company	226,875
56,100	Coca-Cola Company	4,151,961
7,200	Coca-Cola Enterprises, Inc.	205,920
11,900	Colgate-Palmolive Company	1,163,582
9,800	ConAgra Foods, Inc.	257,348
4,100	Constellation Brands, Inc.[a]	96,719
10,800	Costco Wholesale Corporation	980,640
32,344	CVS Caremark Corporation	1,449,011
4,400	Dean Foods Company[a]	53,284
5,200	Dr. Pepper Snapple Group, Inc.	209,092
5,600	Estee Lauder Companies, Inc.	346,864
15,700	General Mills, Inc.	619,365
8,000	H.J. Heinz Company	428,400
3,800	Hershey Company	233,054
3,100	Hormel Foods Corporation	91,512
2,751	J.M. Smucker Company	223,821
6,200	Kellogg Company	332,506
9,792	Kimberly-Clark Corporation	723,531
43,552	Kraft Foods, Inc.	1,655,412
13,900	Kroger Company	336,797
3,300	Lorillard, Inc.	427,284
3,300	McCormick & Company, Inc.	179,619
5,128	Mead Johnson Nutrition Company	422,957
3,900	Molson Coors Brewing Company	176,475
38,930	PepsiCo, Inc.	2,583,005
42,700	Philip Morris International, Inc.	3,783,647
68,338	Procter & Gamble Company	4,592,997
8,100	Reynolds American, Inc.	335,664
6,500	Safeway, Inc.[b]	131,365
14,200	Sara Lee Corporation	305,726

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

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Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Consumer Staples (10.7%) - continued
4,581	SUPERVALU, Inc.[b]	$26,158
14,300	Sysco Corporation	426,998
7,000	Tyson Foods, Inc.	134,050
21,600	Walgreen Company	723,384
43,200	Wal-Mart Stores, Inc.	2,643,840
4,100	Whole Foods Market, Inc.	341,120

	Total	33,886,883

Energy (11.2%)
5,369	Alpha Natural Resources, Inc.[a]	81,663
12,372	Anadarko Petroleum Corporation	969,222
9,620	Apache Corporation	966,233
10,883	Baker Hughes, Inc.	456,433
5,300	Cabot Oil & Gas Corporation	165,201
6,200	Cameron International Corporation[a]	327,546
16,500	Chesapeake Energy Corporation	382,305
48,996	Chevron Corporation	5,254,331
31,749	ConocoPhillips	2,413,241
5,700	Consol Energy, Inc.	194,370
9,600	Denbury Resources, Inc.[a]	175,008
10,100	Devon Energy Corporation	718,312
1,800	Diamond Offshore Drilling, Inc.[b]	120,150
19,118	El Paso Corporation	564,937
6,700	EOG Resources, Inc.	744,370
3,800	EQT Corporation	183,198
116,890	Exxon Mobil Corporation	10,137,870
6,000	FMC Technologies, Inc.[a]	302,520
22,900	Halliburton Company	760,051
2,600	Helmerich & Payne, Inc.	140,270
7,500	Hess Corporation	442,125
17,368	Marathon Oil Corporation	550,566
8,684	Marathon Petroleum Corporation	376,538
4,900	Murphy Oil Corporation	275,723
7,100	Nabors Industries, Ltd.[a]	124,179
10,600	National Oilwell Varco, Inc.	842,382
3,300	Newfield Exploration Company[a]	114,444
6,300	Noble Corporation[a]	236,061
4,400	Noble Energy, Inc.	430,232
20,200	Occidental Petroleum Corporation	1,923,646
6,800	Peabody Energy Corporation	196,928
3,000	Pioneer Natural Resources Company	334,770
4,500	QEP Resources, Inc.	137,250
4,000	Range Resources Corporation	232,560
3,000	Rowan Companies, Inc.[a]	98,790
33,094	Schlumberger, Ltd.	2,314,263
8,600	Southwestern Energy Company[a]	263,160
15,904	Spectra Energy Corporation	501,771
2,600	Sunoco, Inc.	99,190
3,400	Tesoro Corporation[a]	91,256
13,700	Valero Energy Corporation	353,049
14,600	Williams Companies, Inc.	449,826
4,900	WPX Energy, Inc.[a]	88,249

	Total	35,534,189

Financials (14.8%)
8,300	ACE, Ltd.	607,560
11,600	Aflac, Inc.	533,484
12,282	Allstate Corporation	404,323
25,200	American Express Company	1,458,072
13,367	American International Group, Inc.[a]	412,105

Shares	Common Stock (99.4%)	Value
Financials (14.8%) - continued
9,800	American Tower Corporation	$617,596
5,500	Ameriprise Financial, Inc.	314,215
8,125	Aon Corporation[a]	398,613
2,936	Apartment Investment & Management Company	77,540
2,100	Assurant, Inc.	85,050
2,301	AvalonBay Communities, Inc.	325,246
265,310	Bank of America Corporation	2,539,017
29,652	Bank of New York Mellon Corporation	715,503
17,200	BB&T Corporation	539,908
43,669	Berkshire Hathaway, Inc.[a]	3,543,739
2,400	BlackRock, Inc.	491,760
3,700	Boston Properties, Inc.	388,463
13,773	Capital One Financial Corporation	767,707
8,100	CBRE Group, Inc.[a]	161,676
26,325	Charles Schwab Corporation	378,290
6,800	Chubb Corporation	469,948
3,938	Cincinnati Financial Corporation	135,900
72,493	Citigroup, Inc.	2,649,619
1,600	CME Group, Inc.	462,928
4,850	Comerica, Inc.	156,946
13,025	Discover Financial Services	434,254
6,110	E*TRADE Financial Corporation[a]	66,905
7,500	Equity Residential	469,650
2,200	Federated Investors, Inc.[b]	49,302
22,194	Fifth Third Bancorp	311,826
5,781	First Horizon National Corporation	60,007
3,600	Franklin Resources, Inc.	446,508
11,800	Genworth Financial, Inc.[a]	98,176
12,300	Goldman Sachs Group, Inc.	1,529,751
10,800	Hartford Financial Services Group, Inc.	227,664
10,100	HCP, Inc.	398,546
5,200	Health Care REIT, Inc.	285,792
17,041	Host Hotels & Resorts, Inc.	279,813
11,800	Hudson City Bancorp, Inc.	86,258
20,271	Huntington Bancshares, Inc.	130,748
1,900	IntercontinentalExchange, Inc.[a]	261,098
10,800	Invesco, Ltd.	288,036
94,648	J.P. Morgan Chase & Company	4,351,915
22,100	KeyCorp	187,850
9,600	Kimco Realty Corporation	184,896
3,000	Legg Mason, Inc.	83,790
4,700	Leucadia National Corporation	122,670
7,194	Lincoln National Corporation	189,634
7,400	Loews Corporation	295,038
3,200	M&T Bank Corporation	278,016
13,400	Marsh & McLennan Companies, Inc.	439,386
26,232	MetLife, Inc.	979,765
4,900	Moody’s Corporation	206,290
37,850	Morgan Stanley	743,374
3,000	NASDAQ OMX Group, Inc.[a]	77,700
6,000	Northern Trust Corporation	284,700
6,400	NYSE Euronext	192,064
8,200	People’s United Financial, Inc.	108,568
3,900	Plum Creek Timber Company, Inc.	162,084
13,114	PNC Financial Services Group, Inc.	845,722
7,400	Principal Financial Group, Inc.	218,374

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

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Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Financials (14.8%) - continued
14,500	Progressive Corporation	$336,110
11,296	Prologis, Inc.	406,882
11,700	Prudential Financial, Inc.	741,663
3,600	Public Storage, Inc.	497,412
35,477	Regions Financial Corporation	233,793
7,644	Simon Property Group, Inc.	1,113,578
12,200	SLM Corporation	192,272
12,100	State Street Corporation	550,550
13,100	SunTrust Banks, Inc.	316,627
6,368	T. Rowe Price Group, Inc.	415,830
2,400	Torchmark Corporation	119,640
9,781	Travelers Companies, Inc.	579,035
47,285	U.S. Bancorp	1,497,989
7,124	Unum Group	174,396
7,200	Ventas, Inc.	411,120
4,597	Vornado Realty Trust	387,067
130,740	Wells Fargo & Company	4,463,464
12,982	Weyerhaeuser Company REIT	284,565
7,500	XL Group plc	162,675
4,500	Zions Bancorporation	96,570

	Total	46,992,616

Health Care (11.2%)
39,000	Abbott Laboratories	2,390,310
8,596	Aetna, Inc.	431,175
7,600	Allergan, Inc.	725,268
6,400	AmerisourceBergen Corporation	253,952
19,640	Amgen, Inc.	1,335,324
13,900	Baxter International, Inc.	830,942
5,300	Becton, Dickinson and Company	411,545
6,000	Biogen Idec, Inc.[a]	755,820
34,650	Boston Scientific Corporation[a]	207,207
41,598	Bristol-Myers Squibb Company	1,403,933
2,000	C.R. Bard, Inc.	197,440
8,575	Cardinal Health, Inc.	369,668
5,487	CareFusion Corporation[a]	142,278
10,900	Celgene Corporation[a]	844,968
3,700	Cerner Corporation[a]	281,792
7,100	CIGNA Corporation	349,675
3,500	Coventry Health Care, Inc.	124,495
12,000	Covidien plc	656,160
2,400	DaVita, Inc.[a]	216,408
3,600	DENTSPLY International, Inc.	144,468
2,900	Edwards Lifesciences Corporation[a]	210,917
25,100	Eli Lilly and Company	1,010,777
12,100	Express Scripts, Inc.[a]	655,578
6,500	Forest Laboratories, Inc.[a]	225,485
18,800	Gilead Sciences, Inc.[a]	918,380
4,180	Hospira, Inc.[a]	156,290
4,000	Humana, Inc.	369,920
1,000	Intuitive Surgical, Inc.[a]	541,750
68,040	Johnson & Johnson	4,487,918
2,500	Laboratory Corporation of America Holdings[a]	228,850
4,443	Life Technologies Corporation[a]	216,907
6,142	McKesson Corporation	539,083
9,686	Medco Health Solutions, Inc.[a]	680,926
25,700	Medtronic, Inc.	1,007,183
75,383	Merck & Company, Inc.	2,894,707
10,400	Mylan, Inc.[a]	243,880
2,100	Patterson Companies, Inc.	70,140
2,700	PerkinElmer, Inc.	74,682
2,400	Perrigo Company	247,944

Shares	Common Stock (99.4%)	Value
Health Care (11.2%) - continued
186,260	Pfizer, Inc.	$4,220,652
4,000	Quest Diagnostics, Inc.	244,600
7,984	St. Jude Medical, Inc.	353,771
8,100	Stryker Corporation	449,388
9,500	Tenet Healthcare Corporation[a]	50,445
9,100	Thermo Fisher Scientific, Inc.	513,058
26,000	UnitedHealth Group, Inc.	1,532,440
2,900	Varian Medical Systems, Inc.[a]	199,984
2,300	Waters Corporation[a]	213,118
3,100	Watson Pharmaceuticals, Inc.[a]	207,886
8,300	WellPoint, Inc.	612,540
4,350	Zimmer Holdings, Inc.	279,618

	Total	35,731,645

Industrials (10.5%)
17,300	3M Company	1,543,333
2,600	Avery Dennison Corporation	78,338
18,560	Boeing Company	1,380,307
4,100	C.H. Robinson Worldwide, Inc.	268,509
16,100	Caterpillar, Inc.	1,714,972
2,700	Cintas Corporation	105,624
4,000	Cooper Industries plc	255,800
25,800	CSX Corporation	555,216
4,800	Cummins, Inc.	576,192
14,100	Danaher Corporation	789,600
10,000	Deere & Company	809,000
4,600	Dover Corporation	289,524
1,200	Dun & Bradstreet Corporation	101,676
8,300	Eaton Corporation	413,589
18,300	Emerson Electric Company	954,894
3,000	Equifax, Inc.	132,780
5,300	Expeditors International of Washington, Inc.	246,503
7,400	Fastenal Company	400,340
7,860	FedEx Corporation	722,806
1,500	First Solar, Inc.[a,b]	37,575
1,400	Flowserve Corporation	161,714
4,200	Fluor Corporation	252,168
8,900	General Dynamics Corporation	653,082
261,500	General Electric Company	5,248,305
3,200	Goodrich Corporation	401,408
19,275	Honeywell International, Inc.	1,176,739
12,000	Illinois Tool Works, Inc.	685,440
7,400	Ingersoll-Rand plc	305,990
4,200	Iron Mountain, Inc.	120,960
3,100	Jacobs Engineering Group, Inc.[a]	137,547
2,700	Joy Global, Inc.	198,450
2,400	L-3 Communications Holdings, Inc.	169,848
6,700	Lockheed Martin Corporation	602,062
8,600	Masco Corporation	114,982
8,200	Norfolk Southern Corporation	539,806
6,198	Northrop Grumman Corporation	378,574
8,937	PACCAR, Inc.	418,520
2,800	Pall Corporation	166,964
3,675	Parker Hannifin Corporation	310,721
4,400	Pitney Bowes, Inc.[b]	77,352
3,700	Precision Castparts Corporation	639,730
5,100	Quanta Services, Inc.[a]	106,590
4,100	R.R. Donnelley & Sons Company[b]	50,799
8,500	Raytheon Company	448,630
7,520	Republic Services, Inc.	229,811
3,500	Robert Half International, Inc.	106,050
3,600	Rockwell Automation, Inc.	286,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Large Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Industrials (10.5%) - continued
3,600	Rockwell Collins, Inc.	$207,216
2,400	Roper Industries, Inc.	237,984
1,300	Ryder System, Inc.	68,640
17,800	Southwest Airlines Company	146,672
4,300	Stanley Black & Decker, Inc.	330,928
2,200	Stericycle, Inc.[a]	184,008
7,000	Textron, Inc.	194,810
11,500	Tyco International, Ltd.	646,070
12,000	Union Pacific Corporation	1,289,760
23,800	United Parcel Service, Inc.	1,921,136
22,600	United Technologies Corporation	1,874,444
1,600	W.W. Grainger, Inc.	343,696
11,399	Waste Management, Inc.	398,509
4,400	Xylem, Inc.	122,100

	Total	33,331,713

Information Technology (20.6%)
16,100	Accenture plc	1,038,450
12,200	Adobe Systems, Inc.[a]	418,582
14,100	Advanced Micro Devices, Inc.[a]	113,082
8,615	Agilent Technologies, Inc.	383,454
4,500	Akamai Technologies, Inc.[a]	165,150
8,000	Altera Corporation	318,560
4,100	Amphenol Corporation	245,057
7,400	Analog Devices, Inc.	298,960
23,200	Apple, Inc.[a,c]	13,907,704
31,300	Applied Materials, Inc.	389,372
5,600	Autodesk, Inc.[a]	236,992
12,200	Automatic Data Processing, Inc.	673,318
4,000	BMC Software, Inc.[a]	160,640
12,200	Broadcom Corporation[a]	479,460
8,812	CA, Inc.	242,859
133,200	Cisco Systems, Inc.	2,817,180
4,700	Citrix Systems, Inc.[a]	370,877
7,600	Cognizant Technology Solutions Corporation[a]	584,820
3,900	Computer Sciences Corporation	116,766
37,400	Corning, Inc.	526,592
37,600	Dell, Inc.[a]	624,160
28,400	eBay, Inc.[a]	1,047,676
8,100	Electronic Arts, Inc.[a]	133,488
50,786	EMC Corporation[a]	1,517,486
1,900	F5 Networks, Inc.[a]	256,424
5,800	Fidelity National Information Services, Inc.	192,096
3,500	Fiserv, Inc.[a]	242,865
3,700	FLIR Systems, Inc.	93,647
3,300	GameStop Corporation[b]	72,072
6,300	Google, Inc.[a]	4,039,812
2,900	Harris Corporation	130,732
48,886	Hewlett-Packard Company	1,164,953
123,900	Intel Corporation	3,482,829
28,800	International Business Machines Corporation	6,009,120
7,400	Intuit, Inc.	444,962
4,500	Jabil Circuit, Inc.	113,040
5,662	JDS Uniphase Corporation[a]	82,042
13,000	Juniper Networks, Inc.[a]	297,440
4,200	KLA-Tencor Corporation	228,564
1,700	Lexmark International, Inc.	56,508
5,700	Linear Technology Corporation	192,090
13,500	LSI Corporation[a]	117,180
2,700	MasterCard, Inc.	1,135,458
4,700	Microchip Technology, Inc.[b]	174,840

Shares	Common Stock (99.4%)	Value
Information Technology (20.6%) - continued
24,200	Micron Technology, Inc.[a]	$196,020
184,900	Microsoft Corporation	5,963,025
3,300	Molex, Inc.	92,796
6,561	Motorola Mobility Holdings, Inc.[a]	257,453
7,355	Motorola Solutions, Inc.	373,855
9,000	NetApp, Inc.[a]	402,930
1,700	Novellus Systems, Inc.[a]	84,847
14,950	NVIDIA Corporation[a]	230,080
97,237	Oracle Corporation	2,835,431
7,800	Paychex, Inc.	241,722
42,000	QUALCOMM, Inc.	2,856,840
4,800	Red Hat, Inc.[a]	287,472
6,300	SAIC, Inc.[a]	83,160
3,400	Salesforce.com, Inc.[a]	525,334
6,100	SanDisk Corporation[a]	302,499
17,724	Symantec Corporation[a]	331,439
10,600	TE Connectivity, Ltd.	389,550
4,200	Teradata Corporation[a]	286,230
4,500	Teradyne, Inc.[a]	76,005
28,300	Texas Instruments, Inc.	951,163
3,900	Total System Services, Inc.	89,973
4,000	VeriSign, Inc.	153,360
12,400	Visa, Inc.	1,463,200
5,800	Western Digital Corporation[a]	240,062
15,080	Western Union Company	265,408
32,185	Xerox Corporation	260,055
6,400	Xilinx, Inc.	233,152
29,900	Yahoo!, Inc.[a]	455,078

	Total	65,265,498

Materials (3.4%)
5,300	Air Products and Chemicals, Inc.	486,540
1,800	Airgas, Inc.	160,146
25,564	Alcoa, Inc.	256,151
2,669	Allegheny Technologies, Inc.	109,883
3,800	Ball Corporation	162,944
2,500	Bemis Company, Inc.	80,725
1,600	CF Industries Holdings, Inc.	292,240
3,600	Cliffs Natural Resources, Inc.	249,336
29,393	Dow Chemical Company	1,018,173
23,111	E.I. du Pont de Nemours and Company	1,222,572
3,400	Eastman Chemical Company	175,746
7,300	Ecolab, Inc.	450,556
1,700	FMC Corporation	179,962
23,392	Freeport-McMoRan Copper & Gold, Inc.	889,832
2,100	International Flavors & Fragrances, Inc.	123,060
10,771	International Paper Company	378,062
4,081	MeadWestvaco Corporation	128,919
13,278	Monsanto Company	1,059,053
7,400	Mosaic Company	409,146
12,348	Newmont Mining Corporation	633,082
7,800	Nucor Corporation	335,010
4,000	Owens-Illinois, Inc.[a]	93,360
3,800	PPG Industries, Inc.	364,040
7,500	Praxair, Inc.	859,800
4,552	Sealed Air Corporation	87,899
3,000	Sigma-Aldrich Corporation	219,180
1,700	Titanium Metals Corporation	23,052
3,600	United States Steel Corporation[b]	105,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Large Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Materials (3.4%) - continued
3,300	Vulcan Materials Company	$141,009

	Total	10,695,210

Telecommunications Services (2.7%)
146,839	AT&T, Inc.	4,585,782
15,425	CenturyLink, Inc.	596,176
6,300	Crown Castle International Corporation[a]	336,042
23,178	Frontier Communications Corporation[b]	96,653
7,100	MetroPCS Communications, Inc.[a]	64,042
72,720	Sprint Nextel Corporation[a]	207,252
69,996	Verizon Communications, Inc.	2,675,947
13,207	Windstream Corporation	154,654

	Total	8,716,548

Utilities (3.3%)
15,400	AES Corporation[a]	201,278
2,805	AGL Resources, Inc.	110,012
5,700	Ameren Corporation	185,706
11,860	American Electric Power Company, Inc.	457,559
9,873	CenterPoint Energy, Inc.	194,696
5,800	CMS Energy Corporation	127,600
7,300	Consolidated Edison, Inc.	426,466
14,194	Dominion Resources, Inc.	726,875
4,200	DTE Energy Company	231,126
32,208	Duke Energy Corporation	676,690
7,900	Edison International, Inc.	335,829
4,400	Entergy Corporation	295,680
20,974	Exelon Corporation	822,390
10,434	FirstEnergy Corporation	475,686
2,015	Integrys Energy Group, Inc.	106,775
10,400	NextEra Energy, Inc.	635,232
6,709	NiSource, Inc.	163,364
4,200	Northeast Utilities	155,904
5,400	NRG Energy, Inc.[a]	84,618
2,600	ONEOK, Inc.	212,316
4,900	Pepco Holdings, Inc.	92,561
10,200	PG&E Corporation	442,782
2,700	Pinnacle West Capital Corporation	129,330
14,100	PPL Corporation	398,466
7,320	Progress Energy, Inc.	388,765
12,400	Public Service Enterprise Group, Inc.	379,564
2,800	SCANA Corporation[b]	127,708
5,975	Sempra Energy	358,261
21,300	Southern Company	957,009
4,500	TECO Energy, Inc.	78,975
5,500	Wisconsin Energy Corporation	193,490
11,505	Xcel Energy, Inc.	304,537

	Total	10,477,250

	Total Common Stock (cost $247,364,801)	315,454,841

Shares	Collateral Held for Securities Loaned (0.4%)	Value
1,251,913	Thrivent Financial Securities Lending Trust	$1,251,913

	Total Collateral Held for Securities Loaned (cost $1,251,913)	1,251,913

	Total Investments (cost $248,616,714) 99.8%	$316,706,754

	Other Assets and Liabilities, Net 0.2%	724,250

	Total Net Assets 100.0%	$317,431,004

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At March 30, 2012, $1,318,834 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$99,364,949
Gross unrealized depreciation	(31,274,909)

Net unrealized appreciation (depreciation)	$68,090,040

Cost for federal income tax purposes	$248,616,714

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Large Cap Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	34,823,289	34,823,289	–	–
Consumer Staples	33,886,883	33,886,883	–	–
Energy	35,534,189	35,534,189	–	–
Financials	46,992,616	46,992,616	–	–
Health Care	35,731,645	35,731,645	–	–
Industrials	33,331,713	33,331,713	–	–
Information Technology	65,265,498	65,265,498	–	–
Materials	10,695,210	10,695,210	–	–
Telecommunications Services	8,716,548	8,716,548	–	–
Utilities	10,477,250	10,477,250	–	–
Collateral Held for Securities Loaned	1,251,913	1,251,913	–	–

Total	$316,706,754	$316,706,754	$–	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	45,417	45,417	–	–

Total Asset Derivatives	$45,417	$45,417	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	5	June 2012	$1,708,583	$1,754,000	$45,417
Total Futures Contracts					$45,417

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$1,237,026	$5,743,563	$5,728,676	1,251,913	$1,251,913	$6,441
Total Value and Income Earned	1,237,026				1,251,913	6,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Equity Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (85.6%)	Value
Consumer Discretionary (6.5%)
16,900	Arbitron, Inc.	$624,962
15,800	CEC Entertainment, Inc.[a]	598,978
9,600	Coach, Inc.[a]	741,888
25,200	Comcast Corporation[a]	756,252
45,800	Ford Motor Company	572,042
10,700	McDonald’s Corporation	1,049,670
5,000	Strayer Education, Inc.	471,400
5,400	Toyota Motor Corporation ADR	468,828
4,900	WPP plc	335,013
11,700	Yum! Brands, Inc.	832,806

	Total	6,451,839

Consumer Staples (8.4%)
4,100	Anheuser-Busch InBev NV ADR	298,152
2,700	British American Tobacco plc ADR	273,294
9,200	Campbell Soup Company	311,420
21,800	Coca-Cola Company[a]	1,613,418
9,000	Colgate-Palmolive Company	880,020
20,000	CVS Caremark Corporation	896,000
15,900	Dr. Pepper Snapple Group, Inc.[a]	639,339
19,000	Philip Morris International, Inc.	1,683,590
8,700	Unilever NV ADR	296,061
9,000	Unilever plc ADR	297,450
18,800	Wal-Mart Stores, Inc.	1,150,560

	Total	8,339,304

Energy (12.1%)
7,000	BP plc ADR	315,000
6,100	Canadian Natural Resources, Ltd.	202,398
20,300	Chevron Corporation	2,176,972
2,100	China Petroleum & Chemical Corporation	228,312
1,000	CNOOC, Ltd. ADR	204,290
11,300	ConocoPhillips	858,913
4,600	Core Laboratories NV	605,222
27,600	Exxon Mobil Corporation	2,393,748
6,100	Imperial Oil, Ltd.	276,879
21,900	Marathon Oil Corporation	694,230
9,300	National Oilwell Varco, Inc.	739,071
9,800	Occidental Petroleum Corporation	933,254
3,900	PetroChina Company, Ltd. ADR	548,067
13,000	Petroleo Brasileiro SA ADR	345,280
4,100	Royal Dutch Shell plc ADR, Class A	287,533
8,200	Royal Dutch Shell plc ADR, Class B	579,166
7,700	Suncor Energy, Inc. ADR	251,790
6,600	Total SA ADR	337,392

	Total	11,977,517

Financials (21.7%)
14,200	Aflac, Inc.[a]	653,058
1,000	Alexandria Real Estate Equities, Inc.	73,130
4,900	American Tower Corporation	308,798
2,200	Apartment Investment & Management Company	58,102
1,200	AvalonBay Communities, Inc.	169,620
18,400	Aviva plc ADR	195,408
12,500	Banco Bradesco SA ADR	218,750
28,000	Banco Santander SA ADR	214,760
3,900	Bancolombia SA	252,174
13,200	Barclays plc ADR	199,980

Shares	Common Stock (85.6%)	Value
Financials (21.7%) - continued
2,800	BioMed Realty Trust, Inc.	$53,144
1,900	Boston Properties, Inc.	199,481
1,300	BRE Properties, Inc.	65,715
1,200	Camden Property Trust	78,900
11,800	Cash America International, Inc.	565,574
2,700	CBL & Associates Properties, Inc.	51,084
20,300	CBOE Holdings, Inc.	576,926
4,400	China Life Insurance Company, Ltd. ADR	171,028
1,900	CommonWealth REIT	35,378
1,700	Corporate Office Properties Trust	39,457
4,500	DDR Corporation	65,700
3,600	DiamondRock Hospitality Company	37,044
1,400	Digital Realty Trust, Inc.	103,558
20,500	Dime Community Bancshares, Inc.	299,505
4,200	Duke Realty Corporation	60,228
800	Equity Lifestyle Properties, Inc.	55,792
3,800	Equity Residential	237,956
500	Essex Property Trust, Inc.	75,755
900	Federal Realty Investment Trust	87,111
16,200	First Financial Bankshares, Inc.	570,402
6,400	General Growth Properties, Inc.	108,736
5,200	HCP, Inc.	205,192
2,600	Health Care REIT, Inc.	142,896
1,500	Highwoods Properties, Inc.	49,980
900	Home Properties, Inc.	54,909
2,300	Hospitality Properties Trust	60,881
9,400	Host Hotels & Resorts, Inc.	154,348
7,600	HSBC Holdings plc ADR	337,364
19,200	iShares Dow Jones U.S. Financial Services Index Fund	1,098,624
33,500	iShares S&P U.S. Preferred Stock Index Fund	1,307,840
12,300	Itau Unibanco Holding SA ADR	236,037
1,100	Kilroy Realty Corporation	51,271
5,800	Kimco Realty Corporation	111,708
1,600	LaSalle Hotel Properties	45,024
1,900	Liberty Property Trust	67,868
67,700	Lloyds Banking Group plc ADR[b]	143,524
1,900	Macerich Company	109,725
1,800	Mack-Cali Realty Corporation	51,876
17,800	Manulife Financial Corporation	241,190
20,700	Marsh & McLennan Companies, Inc.	678,753
57,500	Mitsubishi UFJ Financial Group, Inc. ADR	286,350
9,600	Moody’s Corporation	404,160
2,000	Omega Healthcare Investors, Inc.	42,520
3,100	Piedmont Office Realty Trust, Inc.	55,025
2,500	Plum Creek Timber Company, Inc.	103,900
47,100	PowerShares Preferred Portfolio	676,827
5,978	Prologis, Inc.	215,328
12,200	Prudential Financial, Inc.	773,358
1,600	Public Storage, Inc.	221,072
1,800	Rayonier, Inc. REIT	79,362
2,100	Realty Income Corporation	81,333
1,500	Regency Centers Corporation	66,720
95,700	Regions Financial Corporation	630,663
1,800	RLJ Lodging Trust	33,534
2,700	Senior Housing Property Trust	59,535
3,600	Simon Property Group, Inc.	524,448

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Equity Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (85.6%)	Value
Financials (21.7%) - continued
1,300	SL Green Realty Corporation	$100,815
53,170	SPDR Dow Jones Wilshire International Real Estate ETF	1,957,719
56,800	Symetra Financial Corporation	654,904
1,000	Taubman Centers, Inc.	72,950
60,400	Trustco Bank Corporation NY	344,884
17,400	UBS AG ADR[b]	243,948
3,300	UDR, Inc.	88,143
9,400	Vanguard Dividend Appreciation Index Fund ETF	550,370
500	Vanguard REIT ETF	31,805
3,722	Ventas, Inc.	212,526
2,400	Vornado Realty Trust	202,080
2,200	Weingarten Realty Investors	58,146
44,200	Wells Fargo & Company	1,508,988
7,200	Weyerhaeuser Company REIT	157,824

	Total	21,470,501

Health Care (7.4%)
11,600	Amgen, Inc.	788,684
6,800	C.R. Bard, Inc.[a]	671,296
9,600	Eli Lilly and Company	386,592
5,300	GlaxoSmithKline plc ADR	238,023
8,600	McKesson Corporation	754,822
19,700	Medtronic, Inc.	772,043
6,250	Novartis AG ADR	346,312
1,600	Novo Nordisk A/S ADR	221,936
79,900	Pfizer, Inc.	1,810,534
7,800	Sanofi ADR	302,250
16,400	UnitedHealth Group, Inc.	966,616

	Total	7,259,108

Industrials (8.8%)
13,000	AMETEK, Inc.[a]	630,630
3,200	Canadian Pacific Railway, Ltd.	243,040
14,200	Corporate Executive Board Company[a]	610,742
22,300	Deluxe Corporation	522,266
7,200	Dun & Bradstreet Corporation[a]	610,056
15,100	Emerson Electric Company	787,918
59,000	Exelis, Inc.	738,680
10,700	Fluor Corporation	642,428
12,300	Graco, Inc.	652,638
8,300	Hubbell, Inc.	652,214
33,300	Knight Transportation, Inc.	588,078
8,700	L-3 Communications Holdings, Inc.	615,699
12,600	Nordson Corporation	686,826
5,700	Rockwell Automation, Inc.	454,290
2,500	Siemens AG ADR	252,100

	Total	8,687,605

Information Technology (9.8%)
11,400	Accenture plc	735,300
4,700	Canon, Inc. ADR	224,002
22,900	Cypress Semiconductor Corporation[b]	357,927
51,000	Intel Corporation	1,433,610
11,900	International Business Machines Corporation	2,482,935
11,600	Linear Technology Corporation	390,920
75,400	Microsoft Corporation	2,431,650
37,800	Oracle Corporation	1,102,248
3,700	SAP AG ADR	258,334

Shares	Common Stock (85.6%)	Value
Information Technology (9.8%) - continued
16,300	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	$249,064

	Total	9,665,990

Materials (5.2%)
7,600	BHP Billiton plc ADR[a]	466,488
6,100	BHP Billiton, Ltd. ADR	441,640
3,500	CF Industries Holdings, Inc.[a]	639,275
4,100	Cia de Minas Buenaventura SA	165,271
8,200	Compass Minerals International, Inc.	588,268
17,600	Freeport-McMoRan Copper & Gold, Inc.	669,504
14,900	Koppers Holdings, Inc.	574,544
8,900	Monsanto Company	709,864
5,800	Rio Tinto plc ADR	322,422
3,300	Syngenta AG ADR[b]	227,139
12,000	Vale SA SP ADR	279,960

	Total	5,084,375

Telecommunications Services (2.8%)
11,400	America Movil SAB de CV ADR	283,062
24,500	AT&T, Inc.	765,135
9,000	BCE, Inc.	360,540
7,700	China Mobile, Ltd. ADR	424,116
15,700	NTT DOCOMO, INC. ADR	261,719
13,600	Telefonica SA ADR	223,176
11,800	Verizon Communications, Inc.[a]	451,114

	Total	2,768,862

Utilities (2.9%)
8,100	American Electric Power Company, Inc.	312,498
6,100	Consolidated Edison, Inc.	356,362
7,600	CPFL Energia SA ADR	229,900
9,600	El Paso Electric Company	311,904
22,100	Public Service Enterprise Group, Inc.	676,481
31,100	Questar Corporation	598,986
19,200	TECO Energy, Inc.	336,960

	Total	2,823,091

	Total Common Stock (cost $77,649,124)	84,528,192

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Energy (0.4%)
	Enbridge Energy Partners, LP
350,000	8.050%, 10/1/2037	380,225

	Total	380,225

Financials (3.5%)
	Aegon NV
500,000	2.153%, 7/29/2049[c,d]	267,225
	American International Group, Inc.
150,000	8.175%, 5/15/2058	158,775
	Bank of America Corporation
305,000	7.625%, 6/1/2019	351,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Equity Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Financials (3.5%) - continued
	BBVA International Preferred SA Unipersonal
$175,000	5.919%, 12/29/2049[d]	$133,875
	J.P. Morgan Chase & Company
175,000	7.900%, 4/29/2049[d]	191,716
	Liberty Mutual Group, Inc.
350,000	10.750%, 6/15/2058[e]	468,125
	MetLife Capital Trust IV
400,000	7.875%, 12/15/2037[e]	438,000
	Reinsurance Group of America, Inc.
425,000	6.750%, 12/15/2065	393,125
	Wachovia Capital Trust III
250,000	5.570%, 3/15/2042[c,d]	236,250
	XL Group plc
475,000	6.500%, 12/29/2049[d]	400,188
	ZFS Finance USA Trust II
400,000	6.450%, 12/15/2065[e]	396,000

	Total	3,434,979

Utilities (0.8%)
	Enterprise Products Operating, LLC
425,000	7.034%, 1/15/2068	456,875
	Southern California Edison Company
315,000	6.250%, 8/1/2049[d]	321,687

	Total	778,562

	Total Long-Term Fixed Income (cost $4,383,200)	4,593,766

Shares	Preferred Stock (0.7%)	Value
Financials (0.6%)
5,000	Bank of America Corporation[d]	128,200
9,500	Citigroup Capital XII	243,200
2,500	J.P. Morgan Chase Capital XXIX	63,875
8,000	U.S. Bancorp[d]	217,520

	Total	652,795

Utilities (0.1%)
2,870	Xcel Energy, Inc.	74,161
	Total	74,161

	Total Preferred Stock (cost $713,381)	726,956

Principal Amount	Short-Term Investments (7.9%)[f]	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.075%, 4/11/2012[g]	3,999,908
3,000,000	0.040%, 4/18/2012[g]	2,999,940

Principal Amount	Short-Term Investments (7.9%)[f]	Value
	Federal National Mortgage Association Discount Notes
800,000	0.120%, 7/18/2012[g,h]	$799,710

	Total Short-Term Investments (at amortized cost)	7,799,558

	Total Investments (cost $90,545,263) 98.9%	$97,648,472

	Other Assets and Liabilities, Net 1.1%	1,076,773

	Total Net Assets 100.0%	$98,725,245

a	All or a portion of the security was earmarked to cover written options.
b	Non-income producing security.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $1,302,125 or 1.3% of total net assets.

f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At March 30, 2012, $799,710 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$8,389,018
Gross unrealized depreciation	(1,285,809)

Net unrealized appreciation (depreciation)	$7,103,209

Cost for federal income tax purposes	$90,545,263

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Equity Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Equity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,451,839	6,451,839	–	–
Consumer Staples	8,339,304	8,339,304	–	–
Energy	11,977,517	11,977,517	–	–
Financials	21,470,501	21,470,501	–	–
Health Care	7,259,108	7,259,108	–	–
Industrials	8,687,605	8,687,605	–	–
Information Technology	9,665,990	9,665,990	–	–
Materials	5,084,375	5,084,375	–	–
Telecommunications Services	2,768,862	2,768,862	–	–
Utilities	2,823,091	2,823,091	–	–
Long-Term Fixed Income
Energy	380,225	–	380,225	–
Financials	3,434,979	–	3,434,979	–
Utilities	778,562	–	778,562	–
Preferred Stock
Financials	652,795	652,795	–	–
Utilities	74,161	74,161	–	–
Short-Term Investments	7,799,558	–	7,799,558	–

Total	$97,648,472	$85,255,148	$12,393,324	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	214,093	214,093	–	–
Call Options Written	14,850	14,850	–	–

Total Asset Derivatives	$228,943	$228,943	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	127	June 2012	$8,696,228	$8,910,321	$214,093
Total Futures Contracts					$214,093

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures Call Option	110	$1,400.00	April 2012	($105,875)	$14,850
Total Call Options Written				($105,875)	$14,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (63.5%)	Value
Consumer Discretionary (7.0%)
1,100	Abercrombie & Fitch Company	$54,571
4,500	Amazon.com, Inc.[a]	911,295
1,500	Apollo Group, Inc.[a]	57,960
600	AutoNation, Inc.[a]	20,586
400	AutoZone, Inc.[a]	148,720
3,000	Bed Bath & Beyond, Inc.[a]	197,310
3,575	Best Buy Company, Inc.	84,656
900	Big Lots, Inc.[a]	38,718
1,400	BorgWarner, Inc.[a]	118,076
2,500	Cablevision Systems Corporation	36,700
2,900	CarMax, Inc.[a]	100,485
5,600	Carnival Corporation	179,648
8,162	CBS Corporation	276,773
400	Chipotle Mexican Grill, Inc.[a]	167,200
3,700	Coach, Inc.	285,936
33,865	Comcast Corporation	1,016,289
3,300	D.R. Horton, Inc.	50,061
1,700	Darden Restaurants, Inc.	86,972
800	DeVry, Inc.	27,096
8,400	DIRECTV[a]	414,456
3,200	Discovery Communications, Inc.[a]	161,920
1,600	Dollar Tree, Inc.[a]	151,184
1,200	Expedia, Inc.	40,128
1,500	Family Dollar Stores, Inc.	94,920
46,888	Ford Motor Company	585,631
2,800	Gannett Company, Inc.	42,924
4,100	Gap, Inc.	107,174
2,000	Genuine Parts Company	125,500
2,900	Goodyear Tire & Rubber Company[a]	32,538
3,400	H&R Block, Inc.	55,998
2,900	Harley-Davidson, Inc.	142,332
900	Harman International Industries, Inc.	42,129
1,500	Hasbro, Inc.	55,080
19,400	Home Depot, Inc.	976,014
3,500	International Game Technology	58,765
5,189	Interpublic Group of Companies, Inc.	59,206
1,800	J.C. Penney Company, Inc.[b]	63,774
8,500	Johnson Controls, Inc.	276,080
3,200	Kohl’s Corporation	160,096
1,700	Leggett & Platt, Inc.	39,117
2,100	Lennar Corporation	57,078
3,162	Limited Brands, Inc.	151,776
15,500	Lowe’s Companies, Inc.	486,390
5,200	Macy’s, Inc.	206,596
3,263	Marriott International, Inc.	123,505
4,025	Mattel, Inc.	135,482
12,700	McDonald’s Corporation	1,245,870
3,500	McGraw-Hill Companies, Inc.	169,645
800	Netflix, Inc.[a,b]	92,032
3,426	Newell Rubbermaid, Inc.	61,017
26,600	News Corporation	523,754
4,700	NIKE, Inc.	509,668
2,100	Nordstrom, Inc.	117,012
3,500	Omnicom Group, Inc.	177,275
1,700	O’Reilly Automotive, Inc.[a]	155,295
600	Priceline.com, Inc.[a]	430,500
3,837	Pulte Group, Inc.[a]	33,957
900	Ralph Lauren Corporation	156,897
2,900	Ross Stores, Inc.	168,490
1,300	Scripps Networks Interactive	63,297
580	Sears Holdings Corporation[a,b]	38,425

Shares	Common Stock (63.5%)	Value
Consumer Discretionary (7.0%) - continued
1,100	Sherwin-Williams Company	$119,537
800	Snap-On, Inc.	48,776
8,500	Staples, Inc.	137,530
9,400	Starbucks Corporation	525,366
2,500	Starwood Hotels & Resorts Worldwide, Inc.	141,025
8,500	Target Corporation	495,295
1,600	Tiffany & Company	110,608
3,980	Time Warner Cable, Inc.	324,370
12,216	Time Warner, Inc.	461,154
9,400	TJX Companies, Inc.	373,274
1,200	TripAdvisor, Inc.[a,b]	42,804
1,400	Urban Outfitters, Inc.[a]	40,754
1,200	VF Corporation	175,176
6,862	Viacom, Inc.	325,671
22,387	Walt Disney Company	980,103
20	Washington Post Company	7,471
1,058	Whirlpool Corporation	81,318
1,932	Wyndham Worldwide Corporation	89,857
1,100	Wynn Resorts, Ltd.	137,368
5,820	Yum! Brands, Inc.	414,268

	Total	17,679,704

Consumer Staples (6.8%)
25,200	Altria Group, Inc.	777,924
8,241	Archer-Daniels-Midland Company	260,910
5,200	Avon Products, Inc.	100,672
2,000	Beam, Inc.	117,140
1,325	Brown-Forman Corporation	110,492
2,300	Campbell Soup Company	77,855
1,700	Clorox Company	116,875
28,300	Coca-Cola Company	2,094,483
3,700	Coca-Cola Enterprises, Inc.	105,820
6,100	Colgate-Palmolive Company	596,458
4,900	ConAgra Foods, Inc.	128,674
1,900	Constellation Brands, Inc.[a]	44,821
5,500	Costco Wholesale Corporation	499,400
16,405	CVS Caremark Corporation	734,944
2,100	Dean Foods Company[a]	25,431
2,600	Dr. Pepper Snapple Group, Inc.	104,546
2,900	Estee Lauder Companies, Inc.	179,626
7,800	General Mills, Inc.	307,710
4,050	H.J. Heinz Company	216,877
2,000	Hershey Company	122,660
1,400	Hormel Foods Corporation	41,328
1,455	J.M. Smucker Company	118,379
3,100	Kellogg Company	166,253
4,980	Kimberly-Clark Corporation	367,972
21,960	Kraft Foods, Inc.	834,700
7,300	Kroger Company	176,879
1,700	Lorillard, Inc.	220,116
1,600	McCormick & Company, Inc.	87,088
2,622	Mead Johnson Nutrition Company	216,262
2,000	Molson Coors Brewing Company	90,500
19,597	PepsiCo, Inc.	1,300,261
21,500	Philip Morris International, Inc.	1,905,115
34,479	Procter & Gamble Company	2,317,334
4,000	Reynolds American, Inc.	165,760
3,200	Safeway, Inc.[b]	64,672
7,100	Sara Lee Corporation	152,863

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (63.5%)	Value
Consumer Staples (6.8%) - continued
2,069	SUPERVALU, Inc.[b]	$11,814
7,100	Sysco Corporation	212,006
3,300	Tyson Foods, Inc.	63,195
10,900	Walgreen Company	365,041
21,800	Wal-Mart Stores, Inc.	1,334,160
2,100	Whole Foods Market, Inc.	174,720

	Total	17,109,736

Energy (7.2%)
2,737	Alpha Natural Resources, Inc.[a]	41,630
6,336	Anadarko Petroleum Corporation	496,362
4,768	Apache Corporation	478,898
5,561	Baker Hughes, Inc.	233,228
2,700	Cabot Oil & Gas Corporation	84,159
3,100	Cameron International Corporation[a]	163,773
8,300	Chesapeake Energy Corporation	192,311
24,774	Chevron Corporation	2,656,764
15,982	ConocoPhillips	1,214,792
2,900	Consol Energy, Inc.	98,890
4,800	Denbury Resources, Inc.[a]	87,504
5,000	Devon Energy Corporation	355,600
900	Diamond Offshore Drilling, Inc.[b]	60,075
9,786	El Paso Corporation	289,176
3,400	EOG Resources, Inc.	377,740
1,900	EQT Corporation	91,599
59,034	Exxon Mobil Corporation	5,120,019
3,000	FMC Technologies, Inc.[a]	151,260
11,500	Halliburton Company	381,685
1,400	Helmerich & Payne, Inc.	75,530
3,800	Hess Corporation	224,010
8,722	Marathon Oil Corporation	276,487
4,461	Marathon Petroleum Corporation	193,429
2,500	Murphy Oil Corporation	140,675
3,600	Nabors Industries, Ltd.[a]	62,964
5,400	National Oilwell Varco, Inc.	429,138
1,700	Newfield Exploration Company[a]	58,956
3,200	Noble Corporation[a]	119,904
2,300	Noble Energy, Inc.	224,894
10,100	Occidental Petroleum Corporation	961,823
3,400	Peabody Energy Corporation	98,464
1,600	Pioneer Natural Resources Company	178,544
2,300	QEP Resources, Inc.	70,150
2,000	Range Resources Corporation	116,280
1,600	Rowan Companies, Inc.[a]	52,688
16,625	Schlumberger, Ltd.	1,162,586
4,400	Southwestern Energy Company[a]	134,640
8,221	Spectra Energy Corporation	259,373
1,400	Sunoco, Inc.	53,410
1,800	Tesoro Corporation[a]	48,312
6,900	Valero Energy Corporation	177,813
7,400	Williams Companies, Inc.	227,994
2,433	WPX Energy, Inc.[a]	43,818

	Total	17,967,347

Financials (9.4%)
4,300	ACE, Ltd.	314,760
5,800	Aflac, Inc.	266,742
6,296	Allstate Corporation	207,264
12,700	American Express Company	734,822
6,820	American International Group, Inc.[a]	210,261

Shares	Common Stock (63.5%)	Value
Financials (9.4%) - continued
5,000	American Tower Corporation	$315,100
2,840	Ameriprise Financial, Inc.	162,249
4,150	Aon Corporation[a]	203,599
1,454	Apartment Investment & Management Company	38,400
1,200	Assurant, Inc.	48,600
1,253	AvalonBay Communities, Inc.	177,112
133,854	Bank of America Corporation	1,280,983
14,901	Bank of New York Mellon Corporation	359,561
8,800	BB&T Corporation	276,232
21,950	Berkshire Hathaway, Inc.[a]	1,781,242
1,200	BlackRock, Inc.	245,880
1,900	Boston Properties, Inc.	199,481
6,965	Capital One Financial Corporation	388,229
4,000	CBRE Group, Inc.[a]	79,840
13,025	Charles Schwab Corporation	187,169
3,400	Chubb Corporation	234,974
1,751	Cincinnati Financial Corporation	60,427
36,638	Citigroup, Inc.	1,339,119
900	CME Group, Inc.	260,397
2,400	Comerica, Inc.	77,664
6,695	Discover Financial Services	223,211
2,930	E*TRADE Financial Corporation[a]	32,083
3,800	Equity Residential	237,956
1,000	Federated Investors, Inc.[b]	22,410
11,016	Fifth Third Bancorp	154,775
2,744	First Horizon National Corporation	28,483
1,700	Franklin Resources, Inc.	210,851
5,800	Genworth Financial, Inc.[a]	48,256
6,300	Goldman Sachs Group, Inc.	783,531
5,400	Hartford Financial Services Group, Inc.	113,832
5,200	HCP, Inc.	205,192
2,700	Health Care REIT, Inc.	148,392
8,347	Host Hotels & Resorts, Inc.	137,058
5,300	Hudson City Bancorp, Inc.	38,743
9,516	Huntington Bancshares, Inc.	61,378
1,000	IntercontinentalExchange, Inc.[a]	137,420
5,400	Invesco, Ltd.	144,018
47,824	J.P. Morgan Chase & Company	2,198,947
10,400	KeyCorp	88,400
4,600	Kimco Realty Corporation	88,596
1,500	Legg Mason, Inc.	41,895
2,400	Leucadia National Corporation	62,640
3,611	Lincoln National Corporation	95,186
3,700	Loews Corporation	147,519
1,600	M&T Bank Corporation	139,008
6,500	Marsh & McLennan Companies, Inc.	213,135
13,216	MetLife, Inc.	493,618
2,500	Moody’s Corporation	105,250
18,890	Morgan Stanley	371,000
1,400	NASDAQ OMX Group, Inc.[a]	36,260
3,100	Northern Trust Corporation	147,095
3,200	NYSE Euronext	96,032
3,600	People’s United Financial, Inc.	47,664
2,100	Plum Creek Timber Company, Inc.	87,276
6,620	PNC Financial Services Group, Inc.	426,924
3,600	Principal Financial Group, Inc.	106,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (63.5%)	Value
Financials (9.4%) - continued
7,000	Progressive Corporation	$162,260
5,681	Prologis, Inc.	204,630
5,900	Prudential Financial, Inc.	374,001
1,700	Public Storage, Inc.	234,889
18,200	Regions Financial Corporation	119,938
3,753	Simon Property Group, Inc.	546,737
6,000	SLM Corporation	94,560
6,200	State Street Corporation	282,100
6,600	SunTrust Banks, Inc.	159,522
3,200	T. Rowe Price Group, Inc.	208,960
1,300	Torchmark Corporation	64,805
4,925	Travelers Companies, Inc.	291,560
23,521	U.S. Bancorp	745,145
3,258	Unum Group	79,756
3,700	Ventas, Inc.	211,270
2,370	Vornado Realty Trust	199,554
65,782	Wells Fargo & Company	2,245,797
6,540	Weyerhaeuser Company REIT	143,357
3,700	XL Group plc	80,253
2,400	Zions Bancorporation	51,504

	Total	23,670,975

Health Care (7.2%)
19,700	Abbott Laboratories	1,207,413
4,356	Aetna, Inc.	218,497
3,900	Allergan, Inc.	372,177
3,200	AmerisourceBergen Corporation	126,976
9,952	Amgen, Inc.	676,636
7,100	Baxter International, Inc.	424,438
2,700	Becton, Dickinson and Company	209,655
3,030	Biogen Idec, Inc.[a]	381,689
16,550	Boston Scientific Corporation[a]	98,969
21,205	Bristol-Myers Squibb Company	715,669
1,100	C.R. Bard, Inc.	108,592
4,275	Cardinal Health, Inc.	184,295
2,687	CareFusion Corporation[a]	69,674
5,600	Celgene Corporation[a]	434,112
1,900	Cerner Corporation[a]	144,704
3,600	CIGNA Corporation	177,300
1,850	Coventry Health Care, Inc.	65,805
6,100	Covidien plc	333,548
1,200	DaVita, Inc.[a]	108,204
1,800	DENTSPLY International, Inc.	72,234
1,500	Edwards Lifesciences Corporation[a]	109,095
12,600	Eli Lilly and Company	507,402
6,100	Express Scripts, Inc.[a]	330,498
3,200	Forest Laboratories, Inc.[a]	111,008
9,500	Gilead Sciences, Inc.[a]	464,075
2,130	Hospira, Inc.[a]	79,641
2,100	Humana, Inc.	194,208
500	Intuitive Surgical, Inc.[a]	270,875
34,406	Johnson & Johnson	2,269,420
1,300	Laboratory Corporation of America Holdings[a]	119,002
2,337	Life Technologies Corporation[a]	114,092
3,180	McKesson Corporation	279,109
4,910	Medco Health Solutions, Inc.[a]	345,173
13,100	Medtronic, Inc.	513,389
38,027	Merck & Company, Inc.	1,460,237
5,200	Mylan, Inc.[a]	121,940
1,200	Patterson Companies, Inc.	40,080
1,500	PerkinElmer, Inc.	41,490
1,200	Perrigo Company	123,972

Shares	Common Stock (63.5%)	Value
Health Care (7.2%) - continued
94,055	Pfizer, Inc.	$2,131,286
2,000	Quest Diagnostics, Inc.	122,300
3,980	St. Jude Medical, Inc.	176,354
4,100	Stryker Corporation	227,468
4,450	Tenet Healthcare Corporation[a]	23,629
4,600	Thermo Fisher Scientific, Inc.	259,348
13,100	UnitedHealth Group, Inc.	772,114
1,500	Varian Medical Systems, Inc.[a]	103,440
1,200	Waters Corporation[a]	111,192
1,700	Watson Pharmaceuticals, Inc.[a]	114,002
4,200	WellPoint, Inc.	309,960
2,290	Zimmer Holdings, Inc.	147,201

	Total	18,123,587

Industrials (6.7%)
8,700	3M Company	776,127
1,300	Avery Dennison Corporation	39,169
9,428	Boeing Company	701,160
2,100	C.H. Robinson Worldwide, Inc.	137,529
8,200	Caterpillar, Inc.	873,464
1,400	Cintas Corporation	54,768
2,000	Cooper Industries plc	127,900
12,800	CSX Corporation	275,456
2,500	Cummins, Inc.	300,100
7,100	Danaher Corporation	397,600
5,100	Deere & Company	412,590
2,400	Dover Corporation	151,056
700	Dun & Bradstreet Corporation	59,311
4,200	Eaton Corporation	209,286
9,200	Emerson Electric Company	480,056
1,600	Equifax, Inc.	70,816
2,700	Expeditors International of Washington, Inc.	125,577
3,800	Fastenal Company[b]	205,580
4,040	FedEx Corporation	371,518
800	First Solar, Inc.[a,b]	20,040
700	Flowserve Corporation	80,857
2,100	Fluor Corporation	126,084
4,400	General Dynamics Corporation	322,872
132,600	General Electric Company	2,661,282
1,600	Goodrich Corporation	200,704
9,637	Honeywell International, Inc.	588,339
6,000	Illinois Tool Works, Inc.	342,720
3,700	Ingersoll-Rand plc	152,995
2,000	Iron Mountain, Inc.	57,600
1,700	Jacobs Engineering Group, Inc.[a]	75,429
1,400	Joy Global, Inc.	102,900
1,300	L-3 Communications Holdings, Inc.	92,001
3,400	Lockheed Martin Corporation	305,524
4,200	Masco Corporation	56,154
4,200	Norfolk Southern Corporation	276,486
3,206	Northrop Grumman Corporation	195,822
4,550	PACCAR, Inc.	213,077
1,500	Pall Corporation	89,445
1,950	Parker Hannifin Corporation	164,873
2,200	Pitney Bowes, Inc.[b]	38,676
1,900	Precision Castparts Corporation	328,510
2,500	Quanta Services, Inc.[a]	52,250
1,900	R.R. Donnelley & Sons Company[b]	23,541
4,300	Raytheon Company	226,954
4,005	Republic Services, Inc.	122,393
1,700	Robert Half International, Inc.	51,510
1,800	Rockwell Automation, Inc.	143,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (63.5%)	Value
Industrials (6.7%) - continued
1,900	Rockwell Collins, Inc.	$109,364
1,300	Roper Industries, Inc.	128,908
700	Ryder System, Inc.	36,960
8,480	Southwest Airlines Company	69,875
2,200	Stanley Black & Decker, Inc.	169,312
1,100	Stericycle, Inc.[a]	92,004
3,500	Textron, Inc.	97,405
5,800	Tyco International, Ltd.	325,844
6,100	Union Pacific Corporation	655,628
12,100	United Parcel Service, Inc.	976,712
11,400	United Technologies Corporation	945,516
800	W.W. Grainger, Inc.	171,848
5,830	Waste Management, Inc.	203,817
2,200	Xylem, Inc.	61,050

	Total	16,925,804

Information Technology (13.1%)
8,200	Accenture plc	528,900
6,100	Adobe Systems, Inc.[a]	209,291
6,900	Advanced Micro Devices, Inc.[a]	55,338
4,363	Agilent Technologies, Inc.	194,197
2,300	Akamai Technologies, Inc.[a]	84,410
4,100	Altera Corporation	163,262
2,100	Amphenol Corporation	125,517
3,700	Analog Devices, Inc.	149,480
11,600	Apple, Inc.[a]	6,953,852
15,600	Applied Materials, Inc.	194,064
2,900	Autodesk, Inc.[a]	122,728
6,200	Automatic Data Processing, Inc.	342,178
2,100	BMC Software, Inc.[a]	84,336
6,150	Broadcom Corporation[a]	241,695
4,475	CA, Inc.	123,331
67,200	Cisco Systems, Inc.	1,421,280
2,400	Citrix Systems, Inc.[a]	189,384
3,900	Cognizant Technology Solutions Corporation[a]	300,105
2,000	Computer Sciences Corporation	59,880
18,800	Corning, Inc.	264,704
18,800	Dell, Inc.[a]	312,080
14,300	eBay, Inc.[a]	527,527
4,000	Electronic Arts, Inc.[a]	65,920
25,624	EMC Corporation[a]	765,645
1,100	F5 Networks, Inc.[a]	148,456
2,900	Fidelity National Information Services, Inc.	96,048
1,750	Fiserv, Inc.[a]	121,433
1,900	FLIR Systems, Inc.	48,089
1,600	GameStop Corporation[b]	34,944
3,100	Google, Inc.[a]	1,987,844
1,500	Harris Corporation	67,620
24,661	Hewlett-Packard Company	587,672
62,400	Intel Corporation	1,754,064
14,500	International Business Machines Corporation	3,025,425
3,800	Intuit, Inc.	228,494
2,400	Jabil Circuit, Inc.	60,288
2,800	JDS Uniphase Corporation[a]	40,572
6,500	Juniper Networks, Inc.[a]	148,720
2,100	KLA-Tencor Corporation	114,282
900	Lexmark International, Inc.	29,916
2,900	Linear Technology Corporation	97,730
6,600	LSI Corporation[a]	57,288
1,300	MasterCard, Inc.	546,702
2,500	Microchip Technology, Inc.[b]	93,000

Shares	Common Stock (63.5%)	Value
Information Technology (13.1%) - continued
12,000	Micron Technology, Inc.[a]	$97,200
93,500	Microsoft Corporation	3,015,375
1,650	Molex, Inc.	46,398
3,377	Motorola Mobility Holdings, Inc.[a]	132,513
3,717	Motorola Solutions, Inc.	188,935
4,600	NetApp, Inc.[a]	205,942
900	Novellus Systems, Inc.[a]	44,919
7,550	NVIDIA Corporation[a]	116,195
49,059	Oracle Corporation	1,430,560
3,850	Paychex, Inc.	119,312
21,200	QUALCOMM, Inc.	1,442,024
2,500	Red Hat, Inc.[a]	149,725
2,900	SAIC, Inc.[a]	38,280
1,800	Salesforce.com, Inc.[a]	278,118
3,100	SanDisk Corporation[a]	153,729
8,772	Symantec Corporation[a]	164,036
5,400	TE Connectivity, Ltd.	198,450
2,200	Teradata Corporation[a]	149,930
2,200	Teradyne, Inc.[a]	37,158
14,200	Texas Instruments, Inc.	477,262
2,100	Total System Services, Inc.	48,447
2,100	VeriSign, Inc.	80,514
6,200	Visa, Inc.	731,600
3,000	Western Digital Corporation[a]	124,170
7,462	Western Union Company	131,331
15,783	Xerox Corporation	127,527
3,200	Xilinx, Inc.	116,576
15,000	Yahoo!, Inc.[a]	228,300

	Total	32,842,217

Materials (2.2%)
2,700	Air Products and Chemicals, Inc.	247,860
900	Airgas, Inc.	80,073
12,464	Alcoa, Inc.	124,889
1,381	Allegheny Technologies, Inc.	56,856
2,000	Ball Corporation	85,760
1,400	Bemis Company, Inc.	45,206
900	CF Industries Holdings, Inc.	164,385
1,700	Cliffs Natural Resources, Inc.	117,742
14,777	Dow Chemical Company	511,875
11,619	E.I. du Pont de Nemours and Company	614,645
1,800	Eastman Chemical Company	93,042
3,600	Ecolab, Inc.	222,192
900	FMC Corporation	95,274
11,888	Freeport-McMoRan Copper & Gold, Inc.	452,220
1,100	International Flavors & Fragrances, Inc.	64,460
5,421	International Paper Company	190,277
1,980	MeadWestvaco Corporation	62,548
6,766	Monsanto Company	539,656
3,800	Mosaic Company	210,102
6,117	Newmont Mining Corporation	313,619
3,900	Nucor Corporation	167,505
2,000	Owens-Illinois, Inc.[a]	46,680
2,000	PPG Industries, Inc.	191,600
3,800	Praxair, Inc.	435,632
2,128	Sealed Air Corporation	41,092
1,600	Sigma-Aldrich Corporation	116,896
600	Titanium Metals Corporation	8,136
1,800	United States Steel Corporation[b]	52,866

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (63.5%)	Value
Materials (2.2%) - continued
1,700	Vulcan Materials Company	$72,641

	Total	5,425,729

Telecommunications Services (1.8%)
73,879	AT&T, Inc.	2,307,241
7,694	CenturyLink, Inc.	297,373
3,200	Crown Castle International Corporation[a]	170,688
11,110	Frontier Communications Corporation[b]	46,329
3,500	MetroPCS Communications, Inc.[a]	31,570
35,969	Sprint Nextel Corporation[a]	102,512
35,470	Verizon Communications, Inc.	1,356,018
6,217	Windstream Corporation	72,801

	Total	4,384,532

Utilities (2.1%)
7,400	AES Corporation[a]	96,718
1,386	AGL Resources, Inc.	54,359
2,800	Ameren Corporation	91,224
5,940	American Electric Power Company, Inc.	229,165
4,624	CenterPoint Energy, Inc.	91,185
2,700	CMS Energy Corporation	59,400
3,700	Consolidated Edison, Inc.	216,154
7,130	Dominion Resources, Inc.	365,127
2,200	DTE Energy Company	121,066
15,842	Duke Energy Corporation	332,840
4,100	Edison International, Inc.	174,291
2,200	Entergy Corporation	147,840
10,685	Exelon Corporation	418,959
5,267	FirstEnergy Corporation	240,123
907	Integrys Energy Group, Inc.	48,062
5,200	NextEra Energy, Inc.	317,616
3,634	NiSource, Inc.	88,488
2,300	Northeast Utilities	85,376
2,600	NRG Energy, Inc.[a]	40,742
1,400	ONEOK, Inc.	114,324
2,300	Pepco Holdings, Inc.	43,447
5,200	PG&E Corporation	225,732
1,300	Pinnacle West Capital Corporation	62,270
7,300	PPL Corporation	206,298
3,691	Progress Energy, Inc.	196,029
6,400	Public Service Enterprise Group, Inc.	195,904
1,500	SCANA Corporation	68,415
3,087	Sempra Energy	185,096
10,900	Southern Company	489,737
1,900	TECO Energy, Inc.	33,345
2,600	Wisconsin Energy Corporation	91,468
5,610	Xcel Energy, Inc.	148,497

	Total	5,279,297

	Total Common Stock (cost $123,421,192)	159,408,928

Principal Amount	Long-Term Fixed Income (37.2%)	Value
Asset-Backed Securities (1.4%)
	Countrywide Asset-Backed Certificates
244,535	5.549%, 8/25/2021[c]	215,596

Principal Amount	Long-Term Fixed Income (37.2%)	Value
Asset-Backed Securities (1.4%) - continued
	Countrywide Home Loans, Inc.
$419,062	6.085%, 6/25/2021[c]	$292,226
	Credit Based Asset Servicing and Securitization, LLC
298,016	5.501%, 12/25/2036	191,690
	First Horizon ABS Trust
416,952	0.372%, 10/25/2026[c,d]	307,021
759,035	0.402%, 10/25/2034[c,d]	480,344
	GMAC Mortgage Corporation Loan Trust
1,177,228	0.422%, 8/25/2035[c,d]	778,540
717,467	0.422%, 12/25/2036[c,d]	507,539
	IndyMac Seconds Asset-Backed Trust
381,860	0.412%, 10/25/2036[c,d]	68,888
	Wachovia Asset Securitization, Inc.
893,770	0.382%, 7/25/2037[c,d,e]	661,348

	Total	3,503,192

Basic Materials (0.1%)
	Alcoa, Inc.
250,000	5.400%, 4/15/2021	258,329
	Freeport-McMoRan Copper & Gold, Inc.
100,000	3.550%, 3/1/2022	96,042

	Total	354,371

Capital Goods (0.3%)
	Boeing Capital Corporation
225,000	2.125%, 8/15/2016	232,441
	John Deere Capital Corporation
175,000	0.681%, 6/16/2014[d]	175,276
	United Technologies Corporation
225,000	6.050%, 6/1/2036	280,147

	Total	687,864

Collateralized Mortgage Obligations (<0.1%)
	Bear Stearns Mortgage Funding Trust
179,798	0.522%, 8/25/2036[d]	50,961

	Total	50,961

Commercial Mortgage-Backed Securities (2.8%)
	Banc of America Commercial Mortgage, Inc.
600,000	5.633%, 6/10/2049	666,295
	Bear Stearns Commercial Mortgage Securities, Inc.
893,413	0.392%, 3/15/2022[d,f]	891,244
	Commercial Mortgage Pass-Through Certificates
2,000,000	0.372%, 12/15/2020[d,f]	1,802,152
750,000	5.306%, 12/10/2046	838,512
	Credit Suisse Mortgage Capital Certificates
836,387	0.412%, 10/15/2021[d,f]	779,282
700,000	5.467%, 9/15/2039	772,035

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (37.2%)	Value
Commercial Mortgage-Backed Securities (2.8%) - continued
	GE Capital Commercial Mortgage Corporation
$96,066	4.641%, 3/10/2040	$98,291
	GS Mortgage Securities Corporation II
1,000,000	1.260%, 3/6/2020[d,f]	983,600
	Morgan Stanley Capital I
225,000	3.224%, 7/15/2049	237,690

	Total	7,069,101

Communications Services (0.6%)
	AT&T, Inc.
200,000	6.400%, 5/15/2038	237,509
	CBS Corporation
200,000	7.875%, 9/1/2023	248,372
	CenturyLink, Inc.
125,000	5.800%, 3/15/2022	122,064
	Cox Communications, Inc.
115,000	6.450%, 12/1/2036[f]	131,977
	Crown Castle Towers, LLC
250,000	4.174%, 8/15/2017[f]	257,956
	Time Warner Cable, Inc.
200,000	7.300%, 7/1/2038	252,199
	Vodafone Group plc
150,000	1.625%, 3/20/2017	147,901

	Total	1,397,978

Consumer Cyclical (0.6%)
	California Institute of Technology
175,000	4.700%, 11/1/2111	174,093
	Wal-Mart Stores, Inc.
450,000	7.550%, 2/15/2030	654,481
	Walt Disney Company
500,000	5.625%, 9/15/2016	589,540

	Total	1,418,114

Consumer Non-Cyclical (1.0%)
	AmerisourceBergen Corporation
300,000	4.875%, 11/15/2019	336,551
	Boston Scientific Corporation
225,000	7.000%, 11/15/2035	269,540
	Colgate-Palmolive Company
250,000	1.250%, 5/1/2014	253,720
	GlaxoSmithKline Capital, Inc.
200,000	6.375%, 5/15/2038	264,230
	Grupo Bimbo SAB de CV
100,000	4.500%, 1/25/2022[f]	101,838
	Kellogg Company
400,000	4.250%, 3/6/2013	413,612
	Philip Morris International, Inc.
200,000	6.375%, 5/16/2038	248,573
	Wyeth
450,000	6.000%, 2/15/2036	563,969

	Total	2,452,033

Energy (0.6%)
	BP Capital Markets plc
250,000	4.742%, 3/11/2021	279,998
	Cameron International Corporation
100,000	4.500%, 6/1/2021	107,628

Principal Amount	Long-Term Fixed Income (37.2%)	Value
Energy (0.6%) - continued
	Energy Transfer Partners, LP
$300,000	6.700%, 7/1/2018	$343,934
	Petrobras International Finance Company
175,000	5.375%, 1/27/2021	188,429
	Petro-Canada
200,000	6.800%, 5/15/2038	255,175
	Phillips 66
175,000	1.950%, 3/5/2015[f]	176,210
125,000	4.300%, 4/1/2022[f]	127,150

	Total	1,478,524

Financials (2.5%)
	Bank of America Corporation
75,000	5.875%, 2/7/2042	74,596
	Barclays Bank plc
200,000	5.000%, 9/22/2016	215,112
	Bear Stearns Companies, LLC
250,000	4.650%, 7/2/2018	267,117
	Chubb Corporation
400,000	6.500%, 5/15/2038	519,704
	Citigroup, Inc.
250,000	1.511%, 4/1/2014[d]	245,632
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
150,000	4.750%, 1/15/2020[f]	157,266
	Credit Suisse AG/Guernsey
350,000	1.625%, 3/6/2015[f]	350,757
	Danske Bank AS
200,000	3.875%, 4/14/2016[f]	197,234
	FUEL Trust
100,000	4.207%, 4/15/2016[f]	102,628
200,000	3.984%, 6/15/2016[f]	202,916
	General Electric Capital Corporation
225,000	5.875%, 1/14/2038	247,328
	HCP, Inc.
175,000	3.750%, 2/1/2016	180,459
	Health Care REIT, Inc.
300,000	6.125%, 4/15/2020	331,101
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	229,015
	J.P. Morgan Chase & Company
250,000	3.450%, 3/1/2016	260,665
	Lloyds TSB Bank plc
150,000	5.800%, 1/13/2020[f]	154,061
	MassMutual Global Funding II
150,000	2.000%, 4/5/2017[f,g]	149,490
	MetLife, Inc.
150,000	5.000%, 6/15/2015	165,900
	New York Life Global Funding
250,000	1.300%, 1/12/2015[f]	251,319
	Nordea Bank AB
175,000	3.125%, 3/20/2017[f]	175,182
	Northern Trust Corporation
250,000	3.450%, 11/4/2020	256,204
	Preferred Term Securities XXIII, Ltd.
992,597	0.674%, 12/22/2036[d,e]	496,299
	Prudential Financial, Inc.
225,000	5.700%, 12/14/2036	239,777
	SSIF Nevada, LP
250,000	1.267%, 4/14/2014[d,f]	248,093

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (37.2%)	Value
Financials (2.5%) - continued
	UBS AG/London
$250,000	1.875%, 1/23/2015[f]	$251,813
	University of Pennsylvania
175,000	4.674%, 9/1/2112[g]	176,654
	Ventas Realty, LP
75,000	4.250%, 3/1/2022	72,877
	Wachovia Bank NA
150,000	4.875%, 2/1/2015	161,672
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[h,i]	0

	Total	6,380,871

Foreign Government (1.3%)
	Bank Nederlandse Gemeenten NV
300,000	4.375%, 2/16/2021[f]	321,947
	Chile Government International Bond
150,000	3.875%, 8/5/2020	161,250
	Finland Government International Bond
250,000	2.250%, 3/17/2016[f]	261,867
	Italy Government International Bond
300,000	5.375%, 6/12/2017	307,730
	Newfoundland Government Notes
500,000	8.650%, 10/22/2022	723,187
	Province of British Columbia
375,000	2.650%, 9/22/2021	384,956
	Province of Manitoba
325,000	1.300%, 4/3/2017	322,625
	Province of New Brunswick
250,000	2.750%, 6/15/2018	263,035
	Quebec Government Notes
600,000	4.875%, 5/5/2014[b]	652,594

	Total	3,399,191

Mortgage-Backed Securities (10.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
300	7.000%, 8/1/2012	304
952	6.500%, 11/1/2012	962
8,924	6.000%, 2/1/2014	9,633
19,860	5.500%, 4/1/2014	21,489
4,190	6.000%, 4/1/2014	4,523
9,427	6.000%, 4/1/2014	10,176
10,193	6.500%, 6/1/2014	10,778
8,258	7.500%, 9/1/2014	8,814
323,154	5.500%, 12/1/2017	350,266
4,400,000	3.000%, 4/1/2027[g]	4,549,186
1,750,000	3.000%, 5/1/2027[g]	1,804,415
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
14,739	6.500%, 4/1/2024	16,629
23,445	9.000%, 11/1/2024	28,001
1,314	9.000%, 4/1/2025	1,584
1,842	7.000%, 9/1/2025	2,133
1,229	8.500%, 9/1/2025	1,465
718	6.500%, 5/1/2026	824
9,125	6.000%, 7/1/2026	10,184
1,190	7.500%, 7/1/2026	1,381

Principal Amount	Long-Term Fixed Income (37.2%)	Value
Mortgage-Backed Securities (10.2%) - continued
$2,187	8.000%, 11/1/2026	$2,573
1,952	7.500%, 1/1/2027	2,265
3,351	6.500%, 2/1/2027	3,831
5,445	7.000%, 2/1/2027	6,360
17,588	8.000%, 3/1/2027	20,685
3,460	7.500%, 4/1/2027	4,023
9,638	8.000%, 6/1/2027	11,353
2,894	8.500%, 7/1/2027	3,458
3,905	7.000%, 9/1/2027	4,561
6,660	8.000%, 10/1/2027	7,845
5,894	7.500%, 11/1/2027	6,853
3,138	7.500%, 12/1/2027	3,649
19,369	6.500%, 6/1/2028	22,143
10,471	7.000%, 10/1/2028	12,272
57,848	6.500%, 11/1/2028	66,135
31,929	6.000%, 3/1/2029	35,732
17,971	6.500%, 4/1/2029	20,545
29,087	6.000%, 5/1/2029	32,551
29,083	7.000%, 5/1/2029	34,015
11,870	6.500%, 7/1/2029	13,571
18,153	6.500%, 8/1/2029	20,753
5,910	7.000%, 9/1/2029	6,912
5,961	7.000%, 10/1/2029	6,972
6,521	7.500%, 11/1/2029	7,611
8,539	7.000%, 1/1/2030	9,962
14,428	7.500%, 1/1/2030	16,869
5,505	8.000%, 8/1/2030	6,514
17,437	6.000%, 3/1/2031	19,513
69,305	6.000%, 6/1/2031	77,559
70,860	6.000%, 1/1/2032	79,300
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
22	6.500%, 5/1/2012	22
298	6.500%, 7/1/2012	301
1,322	7.000%, 10/1/2012	1,339
8,140	6.000%, 11/1/2013	8,790
21,090	5.500%, 12/1/2013	22,985
13,080	6.000%, 12/1/2013	13,185
2,167	7.500%, 4/1/2015	2,340
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,720	10.500%, 8/1/2020	4,308
5,149	9.500%, 4/1/2025	6,259
970	7.500%, 9/1/2025	1,123
1,687	8.500%, 11/1/2025	2,008
4,349	6.500%, 2/1/2026	4,975
2,967	7.000%, 3/1/2026	3,414
3,155	6.500%, 4/1/2026	3,609
1,445	8.500%, 5/1/2026	1,721
1,631	7.500%, 7/1/2026	1,890
9,045	7.500%, 8/1/2026	10,485
1,427	8.000%, 8/1/2026	1,676
5,551	7.000%, 11/1/2026	6,386
1,920	8.000%, 11/1/2026	2,255
599	7.500%, 12/1/2026	695
2,955	7.000%, 3/1/2027	3,400
1,119	7.500%, 5/1/2027	1,300
7,512	6.500%, 7/1/2027	8,594
1,105	7.500%, 8/1/2027	1,284
25,667	8.000%, 9/1/2027	30,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (37.2%)	Value
Mortgage-Backed Securities (10.2%) - continued
$5,026	7.000%, 10/1/2027	$5,802
3,792	8.000%, 12/1/2027	4,461
10,304	6.500%, 2/1/2028	11,788
5,722	7.000%, 2/1/2028	6,605
55,175	6.500%, 7/1/2028	63,119
24,946	7.000%, 8/1/2028	28,888
31,146	6.500%, 11/1/2028	35,630
11,436	6.500%, 11/1/2028	13,082
1,669	7.000%, 11/1/2028	1,932
48,627	6.000%, 12/1/2028	54,325
21,098	7.000%, 12/1/2028	24,432
22,222	6.000%, 3/1/2029	24,826
24,072	6.500%, 6/1/2029	27,538
30,826	6.000%, 7/1/2029	34,437
1,969	6.500%, 7/1/2029	2,253
37,133	7.500%, 8/1/2029	43,289
26,938	7.000%, 11/1/2029	31,216
13,575	7.000%, 11/1/2029	15,731
10,985	8.500%, 4/1/2030	13,145
8,299	7.500%, 8/1/2030	9,692
63,225	6.500%, 7/1/2031	72,011
24,466	6.500%, 10/1/2031	27,866
29,059	6.500%, 12/1/2031	33,097
37,386	6.500%, 5/1/2032	42,581
195,025	6.500%, 7/1/2032	222,128
1,600,000	3.500%, 4/1/2042[g]	1,643,000
800,000	4.000%, 4/1/2042[g]	838,750
12,800,000	5.500%, 4/1/2042[g]	13,945,997
	Government National Mortgage Association 15-Yr. Pass Through
13,891	6.000%, 7/15/2014	15,258
	Government National Mortgage Association 30-Yr. Pass Through
3,873	9.500%, 1/15/2025	4,644
2,551	7.500%, 8/15/2025	2,925
9,912	7.000%, 1/15/2026	11,568
10,945	7.000%, 1/15/2026	12,774
10,465	7.000%, 4/15/2026	12,214
11,470	6.000%, 5/15/2026	12,986
11,001	7.000%, 6/15/2026	12,839
6,564	8.500%, 6/15/2026	7,725
2,360	8.500%, 7/15/2026	2,777
10,429	8.000%, 9/15/2026	12,119
3,469	7.500%, 10/15/2026	3,982
1,879	8.000%, 11/15/2026	2,183
1,532	8.500%, 11/15/2026	1,803
1,981	9.000%, 12/15/2026	2,349
14,803	7.500%, 4/15/2027	17,024
4,739	8.000%, 6/20/2027	5,510
451	8.000%, 8/15/2027	524
27,982	6.500%, 10/15/2027	32,712
15,697	7.000%, 10/15/2027	18,433
22,190	7.000%, 11/15/2027	26,058
1,150	7.000%, 11/15/2027	1,351
63,327	7.000%, 7/15/2028	74,813
15,770	7.500%, 7/15/2028	18,166
33,692	6.500%, 9/15/2028	39,335
41,670	6.000%, 12/15/2028	47,358
22,547	6.500%, 1/15/2029	26,323
176,549	6.500%, 3/15/2029	206,115

Principal Amount	Long-Term Fixed Income (37.2%)	Value
Mortgage-Backed Securities (10.2%) - continued
$26,788	6.500%, 4/15/2029	$31,274
17,983	7.000%, 4/15/2029	21,297
47,928	6.000%, 6/15/2029	54,694
41,743	7.000%, 6/15/2029	49,436
10,399	8.000%, 5/15/2030	12,146
29,065	7.000%, 9/15/2031	34,561
35,757	6.500%, 2/15/2032	41,432

	Total	25,698,005

Technology (0.1%)
	Hewlett-Packard Company
100,000	4.300%, 6/1/2021	101,984
	Xerox Corporation
200,000	4.500%, 5/15/2021	205,749

	Total	307,733

Transportation (0.1%)
	Continental Airlines, Inc.
175,000	4.150%, 4/11/2024	172,156
	Delta Air Lines, Inc.
142,983	4.950%, 11/23/2019	151,748

	Total	323,904

U.S. Government and Agencies (14.6%)
	Federal Home Loan Banks
2,000,000	1.375%, 5/28/2014	2,042,622
	Federal Home Loan Mortgage Corporation
1,500,000	5.125%, 11/17/2017	1,800,030
	Federal National Mortgage Association
1,500,000	5.625%, 4/17/2028	1,790,179
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,491,556
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	179,851
	U.S. Treasury Bonds
1,975,000	3.125%, 11/15/2041	1,894,457
	U.S. Treasury Notes
4,000,000	0.125%, 8/31/2013	3,990,936
500,000	1.500%, 12/31/2013	510,254
5,250,000	2.375%, 8/31/2014	5,493,222
1,850,000	0.250%, 2/15/2015	1,836,702
1,400,000	1.250%, 10/31/2015	1,427,891
900,000	2.000%, 1/31/2016	942,539
1,000,000	2.625%, 2/29/2016	1,071,016
3,000,000	1.000%, 10/31/2016	3,007,500
1,075,000	0.875%, 2/28/2017	1,067,442
1,500,000	3.000%, 2/28/2017	1,641,562
1,750,000	2.375%, 6/30/2018	1,851,171
1,900,000	1.500%, 8/31/2018	1,905,195
2,430,000	1.250%, 1/31/2019	2,379,121
320,000	2.000%, 2/15/2022	313,850

	Total	36,637,096

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (37.2%)	Value
U.S. Municipals (0.1%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
$150,000	5.720%, 12/1/2038	$186,143

	Total	186,143

Utilities (0.9%)
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	273,018
	Kinder Morgan Energy Partners, LP
200,000	5.300%, 9/15/2020	219,710
	Oncor Electric Delivery Company
425,000	6.375%, 1/15/2015	481,131
	ONEOK Partners, LP
225,000	6.650%, 10/1/2036	259,821
	Progress Energy, Inc.
300,000	7.000%, 10/30/2031	381,228
	Sempra Energy
175,000	2.300%, 4/1/2017	177,131
	Southern California Edison Company
225,000	5.000%, 1/15/2014	242,598
	Xcel Energy, Inc.
225,000	6.500%, 7/1/2036	285,391

	Total	2,320,028

	Total Long-Term Fixed Income (cost $92,959,452)	93,665,109

Shares	Collateral Held for Securities Loaned (0.5%)	Value
1,182,490	Thrivent Financial Securities Lending Trust	1,182,490

	Total Collateral Held for Securities Loaned (cost $1,182,490)	1,182,490

Principal Amount	Short-Term Investments (8.0%)[j]	Value
	Federal Home Loan Bank Discount Notes
15,000,000	0.082%, 4/13/2012[k]	14,999,556
5,000,000	0.072%, 4/20/2012[k]	4,999,800
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 7/18/2012[k,l]	99,963

	Total Short-Term Investments (at amortized cost)	20,099,319

	Total Investments (cost $237,662,453) 109.2%	$274,355,846

	Other Assets and Liabilities, Net (9.2%)	(23,119,957)

	Total Net Assets 100.0%	$251,235,889

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of March 30, 2012.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$992,596
Wachovia Asset Securitization, Inc.	3/16/2007	$893,770

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $8,075,982 or 3.2% of total net assets.

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Defaulted security. Interest is not being accrued.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
l	At March 30, 2012, $99,964 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$69,480,845
Gross unrealized depreciation	(32,787,452)

Net unrealized appreciation (depreciation)	$36,693,393

Cost for federal income tax purposes	$237,662,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Balanced Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	17,679,704	17,679,704	–	–
Consumer Staples	17,109,736	17,109,736	–	–
Energy	17,967,347	17,967,347	–	–
Financials	23,670,975	23,670,975	–	–
Health Care	18,123,587	18,123,587	–	–
Industrials	16,925,804	16,925,804	–	–
Information Technology	32,842,217	32,842,217	–	–
Materials	5,425,729	5,425,729	–	–
Telecommunications Services	4,384,532	4,384,532	–	–
Utilities	5,279,297	5,279,297	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,503,192	–	3,503,192	–
Basic Materials	354,371	–	354,371	–
Capital Goods	687,864	–	687,864	–
Collateralized Mortgage Obligations	50,961	–	50,961	–
Commercial Mortgage-Backed Securities	7,069,101	–	7,069,101	–
Communications Services	1,397,978	–	1,397,978	–
Consumer Cyclical	1,418,114	–	1,418,114	–
Consumer Non-Cyclical	2,452,033	–	2,452,033	–
Energy	1,478,524	–	1,478,524	–
Financials	6,380,871	–	6,380,871	–
Foreign Government	3,399,191	–	3,399,191	–
Mortgage-Backed Securities	25,698,005	–	25,698,005	–
Technology	307,733	–	307,733	–
Transportation	323,904	–	323,904	–
U.S. Government and Agencies	36,637,096	–	36,637,096	–
U.S. Municipals	186,143	–	186,143	–
Utilities	2,320,028	–	2,320,028	–
Collateral Held for Securities Loaned	1,182,490	1,182,490	–	–
Short-Term Investments	20,099,319	–	20,099,319	–

Total	$274,355,846	$160,591,418	$113,764,428	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012 Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Balanced Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Long-Term Fixed Income
Financials	401,845	–	(50)	–	–	50	(401,845)	–^

Total	$401,845	$–	($50)	$–	$–	$50	($401,845)	$–

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

*

The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 30, 2012 of ($498,425).

^	The security in this section at March 30, 2012 is fair valued at $0.

The significant unobservable input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Level 3 security is the lack of marketability. Significant increases or decreases in the inputs in isolation would result in a significantly higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	12	June 2012	$4,219,361	$4,209,600	($9,761)
Total Futures Contracts					($9,761)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$1,713,875	$3,234,944	$3,766,329	1,182,490	$1,182,490	$3,868
Total Value and Income Earned	1,713,875				1,182,490	3,868

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

High Yield Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Financials (0.3%)
	Nuveen Investments, Inc. Term Loan
$2,650,000	8.250%, 3/1/2019	$2,658,824

	Total	2,658,824

Technology (0.5%)
	First Data Corporation Extended, Term Loan
4,280,676	4.242%, 3/26/2018	3,897,556

	Total	3,897,556

	Total Bank Loans (cost $6,510,108)	6,556,380

Principal Amount	Long-Term Fixed Income (93.9%)	Value
Asset-Backed Securities (0.6%)
	J.P. Morgan Mortgage Acquisition Corporation
2,600,000	5.461%, 10/25/2036	2,036,689
	Renaissance Home Equity Loan Trust
2,645,809	5.746%, 5/25/2036	1,730,766
1,800,000	6.011%, 5/25/2036	1,035,339

	Total	4,802,794

Basic Materials (8.5%)
	AbitibiBowater, Inc.
4,823,000	10.250%, 10/15/2018[b]	5,534,392
	APERAM
1,570,000	7.750%, 4/1/2018[b]	1,515,050
	Arch Coal, Inc.
2,100,000	7.000%, 6/15/2019[b]	1,937,250
1,650,000	7.250%, 10/1/2020[c]	1,530,375
1,050,000	7.250%, 6/15/2021[b,c]	968,625
	Consol Energy, Inc.
1,900,000	8.000%, 4/1/2017	1,980,750
2,770,000	8.250%, 4/1/2020	2,894,650
	FMG Resources Property, Ltd.
2,630,000	7.000%, 11/1/2015[b]	2,682,600
1,590,000	6.000%, 4/1/2017[b]	1,574,100
3,700,000	6.875%, 2/1/2018[b]	3,700,000
4,390,000	8.250%, 11/1/2019[b]	4,609,500
	Graphic Packaging International, Inc.
800,000	9.500%, 6/15/2017	888,000
1,600,000	7.875%, 10/1/2018	1,772,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
3,220,000	8.875%, 2/1/2018	3,332,700
3,150,000	9.000%, 11/15/2020	2,929,500
	Lyondell Chemical Company
705,000	8.000%, 11/1/2017	791,363
1,345,965	11.000%, 5/1/2018	1,487,291
	LyondellBasell Industries NV
5,290,000	5.000%, 4/15/2019[b,d]	5,290,000
1,600,000	6.000%, 11/15/2021[b]	1,680,000
	Midwest Vanadium Pty., Ltd.
3,430,000	11.500%, 2/15/2018[b]	2,366,700
	NOVA Chemicals Corporation
5,610,000	8.625%, 11/1/2019	6,395,400

Principal Amount	Long-Term Fixed Income (93.9%)	Value
Basic Materials (8.5%) - continued
	Novelis, Inc.
$3,950,000	8.750%, 12/15/2020	$4,325,250
	Ryerson Holding Corporation
4,770,000	Zero Coupon, 2/1/2015	2,170,350
	Ryerson, Inc.
2,300,000	12.000%, 11/1/2015	2,357,500
	Severstal Columbus, LLC
1,600,000	10.250%, 2/15/2018	1,712,000
	Tembec Industries, Inc.
530,000	11.250%, 12/15/2018	561,800
2,120,000	11.250%, 12/15/2018[b]	2,247,200

	Total	69,234,346

Capital Goods (8.4%)
	BE Aerospace, Inc.
3,720,000	6.875%, 10/1/2020	4,073,400
	Case New Holland, Inc.
5,300,000	7.875%, 12/1/2017	6,161,250
	Cemex SAB de CV
5,130,000	9.000%, 1/11/2018[b,c]	4,835,025
	Coleman Cable, Inc.
2,420,000	9.000%, 2/15/2018	2,547,050
	EnergySolutions, Inc.
2,650,000	10.750%, 8/15/2018	2,736,125
	Liberty Tire Recycling
2,660,000	11.000%, 10/1/2016[b]	2,500,400
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020[c]	5,203,000
	Nortek, Inc.
3,160,000	10.000%, 12/1/2018	3,349,600
3,140,000	8.500%, 4/15/2021[c]	3,108,600
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,895,075
	Packaging Dynamics Corporation
790,000	8.750%, 2/1/2016[b]	829,500
	Plastipak Holdings, Inc.
2,995,000	8.500%, 12/15/2015[b]	3,084,850
500,000	10.625%, 8/15/2019[b]	570,000
	RBS Global, Inc./Rexnord, LLC
4,520,000	8.500%, 5/1/2018	4,847,700
	Reynolds Group Issuer, Inc.
1,580,000	9.000%, 4/15/2019[b]	1,556,300
2,660,000	9.875%, 8/15/2019[b]	2,719,850
2,630,000	8.250%, 2/15/2021[b]	2,472,200
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	3,322,800
	Sealed Air Corporation
1,650,000	8.375%, 9/15/2021[b]	1,854,188
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020[b]	3,950,150
	UR Financing Escrow Corporation
1,070,000	7.375%, 5/15/2020[b]	1,094,075
4,250,000	7.625%, 4/15/2022[b]	4,366,875

	Total	69,078,013

Communications Services (17.0%)
	AMC Networks, Inc.
5,310,000	7.750%, 7/15/2021[b]	5,920,650
	Cablevision Systems Corporation
4,260,000	8.625%, 9/15/2017	4,638,075
	CCO Holdings, LLC
4,250,000	7.250%, 10/30/2017	4,558,125
2,110,000	7.000%, 1/15/2019	2,236,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

High Yield Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.9%)	Value
Communications Services (17.0%) - continued
$800,000	7.375%, 6/1/2020	$868,000
	Clear Channel Worldwide Holdings, Inc.
6,450,000	9.250%, 12/15/2017	7,070,812
4,225,000	7.625%, 3/15/2020[b]	4,140,500
	Cricket Communications, Inc.
3,660,000	7.750%, 10/15/2020[c]	3,595,950
	CSC Holdings, LLC
4,250,000	6.750%, 11/15/2021[b]	4,425,313
	Digicel, Ltd.
4,210,000	8.250%, 9/1/2017[b]	4,452,075
1,680,000	7.000%, 2/15/2020[b]	1,709,400
	Dish DBS Corporation
3,740,000	6.750%, 6/1/2021	4,029,850
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020[b]	4,441,050
	Frontier Communications Corporation
3,190,000	8.250%, 4/15/2017[c]	3,429,250
	GCI, Inc.
1,580,000	6.750%, 6/1/2021	1,589,875
	Harron Communications, LP
2,120,000	9.125%, 4/1/2020[b,d]	2,188,900
	Hughes Satellite Systems Corporation
4,850,000	6.500%, 6/15/2019	5,068,250
	Intelsat Bermuda, Ltd.
8,360,000	11.250%, 2/4/2017	8,694,400
	Intelsat Jackson Holdings SA
7,180,000	7.250%, 10/15/2020	7,547,975
	Intelsat Luxembourg SA
790,000	11.500%, 2/4/2017[b]	813,700
2,712,153	11.500%, 2/4/2017	2,820,639
	Level 3 Financing, Inc.
2,130,000	8.750%, 2/15/2017	2,225,850
2,120,000	8.125%, 7/1/2019[b]	2,188,900
4,230,000	8.625%, 7/15/2020[b]	4,441,500
	Nara Cable Funding, Ltd.
4,750,000	8.875%, 12/1/2018[b]	4,512,500
	NII Capital Corporation
3,210,000	8.875%, 12/15/2019	3,362,475
	Satmex Escrow SA de CV
5,230,000	9.500%, 5/15/2017	5,386,900
	Sprint Nextel Corporation
6,900,000	9.125%, 3/1/2017[b]	6,865,500
6,040,000	9.000%, 11/15/2018[b]	6,628,900
2,870,000	7.000%, 3/1/2020[b]	2,913,050
	UPC Holding BV
4,500,000	9.875%, 4/15/2018[b]	4,972,500
	UPCB Finance V, Ltd.
1,600,000	7.250%, 11/15/2021[b]	1,692,000
	Videotron Ltee
1,230,000	5.000%, 7/15/2022[b]	1,217,700
	Virgin Media Finance plc
1,790,000	8.375%, 10/15/2019	2,004,800
2,780,000	5.250%, 2/15/2022	2,755,675
	XM Satellite Radio, Inc.
3,680,000	7.625%, 11/1/2018[b]	3,974,400

	Total	139,382,039

Principal Amount	Long-Term Fixed Income (93.9%)	Value
Consumer Cyclical (15.8%)
	American Axle & Manufacturing, Inc.
$1,080,000	5.250%, 2/11/2014[c]	$1,109,700
3,200,000	7.875%, 3/1/2017[c]	3,304,000
	Beazer Homes USA, Inc.
3,200,000	6.875%, 7/15/2015	3,000,000
2,630,000	9.125%, 5/15/2019[c]	2,261,800
	Burlington Coat Factory Warehouse Corporation
3,650,000	10.000%, 2/15/2019[c]	3,796,000
	Chrysler Group, LLC
2,770,000	8.000%, 6/15/2019[c]	2,783,850
2,600,000	8.250%, 6/15/2021	2,626,000
	DineEquity, Inc.
4,200,000	9.500%, 10/30/2018	4,599,000
	Eldorado Resorts, LLC
3,770,000	8.625%, 6/15/2019[b]	3,581,500
	FireKeepers Development Authority
3,030,000	13.875%, 5/1/2015[b]	3,370,875
	Ford Motor Credit Company, LLC
2,650,000	7.000%, 4/15/2015	2,894,751
5,330,000	5.000%, 5/15/2018	5,521,112
	Gaylord Entertainment Company
5,060,000	6.750%, 11/15/2014[c]	5,085,300
	General Motors Financial Company, Inc.
1,310,000	6.750%, 6/1/2018[c]	1,399,160
	Host Hotels and Resorts, Inc.
3,710,000	5.250%, 3/15/2022[b]	3,691,450
	KB Home
1,070,000	7.250%, 6/15/2018	1,027,200
3,580,000	8.000%, 3/15/2020[c]	3,544,200
	Lear Corporation
2,200,000	7.875%, 3/15/2018	2,398,000
2,200,000	8.125%, 3/15/2020	2,453,000
	Limited Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,701,488
1,860,000	5.625%, 2/15/2022	1,876,275
	Marina District Finance Company, Inc.
3,700,000	9.500%, 10/15/2015[c]	3,376,250
	MGM Resorts International
5,365,000	10.000%, 11/1/2016	6,008,800
	NCL Corporation, Ltd.
2,170,000	11.750%, 11/15/2016	2,511,775
1,060,000	9.500%, 11/15/2018[b]	1,142,150
4,470,000	9.500%, 11/15/2018	4,816,425
	Peninsula Gaming, LLC
5,050,000	10.750%, 8/15/2017	5,580,250
	Realogy Corporation
2,980,000	11.500%, 4/15/2017	2,808,650
	Rite Aid Corporation
2,870,000	7.500%, 3/1/2017	2,927,400
2,060,000	9.500%, 6/15/2017	2,065,150
	ROC Finance, LLC
4,780,000	12.125%, 9/1/2018[b]	5,329,700
	Seminole Indian Tribe of Florida
5,145,000	7.804%, 10/1/2020[b]	5,046,422
	Service Corporation International
2,100,000	6.750%, 4/1/2015	2,294,250
	Seven Seas Cruises S de RL, LLC
5,270,000	9.125%, 5/15/2019[b]	5,349,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

High Yield Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.9%)	Value
Consumer Cyclical (15.8%) - continued
	Shingle Springs Tribal Gaming Authority
$4,800,000	9.375%, 6/15/2015[e]	$3,468,000
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[e]	4,770,000
	West Corporation
4,650,000	8.625%, 10/1/2018	5,103,375
3,940,000	7.875%, 1/15/2019	4,196,100
	WMG Acquisition Corporation
530,000	9.500%, 6/15/2016[b]	577,700

	Total	129,396,108

Consumer Non-Cyclical (12.2%)
	Biomet, Inc.
2,090,000	10.375%, 10/15/2017	2,251,975
3,400,000	11.625%, 10/15/2017	3,676,250
	Capella Healthcare, Inc.
3,960,000	9.250%, 7/1/2017	4,059,000
	Del Monte Corporation
1,300,000	7.625%, 2/15/2019	1,293,500
	DJO Finance, LLC
1,600,000	9.750%, 10/15/2017	1,192,000
3,120,000	8.750%, 3/15/2018[b]	3,151,200
	Emergency Medical Services Corporation
4,320,000	8.125%, 6/1/2019	4,438,800
	Fresenius Medical Care US Finance II, Inc.
430,000	5.625%, 7/31/2019[b]	442,900
	Fresenius Medical Care US Finance, Inc.
2,660,000	6.500%, 9/15/2018[b]	2,899,400
	Grifols, Inc.
4,380,000	8.250%, 2/1/2018	4,741,350
	HCA, Inc.
4,270,000	7.250%, 9/15/2020	4,648,962
5,180,000	7.500%, 2/15/2022	5,516,700
	Health Management Associates, Inc.
4,270,000	7.375%, 1/15/2020[b]	4,355,400
	IASIS Healthcare, LLC
2,670,000	8.375%, 5/15/2019	2,596,575
	Ingles Markets, Inc.
1,600,000	8.875%, 5/15/2017	1,732,000
	Jarden Corporation
1,070,000	7.500%, 1/15/2020	1,160,950
	JBS Finance II, Ltd.
5,050,000	8.250%, 1/29/2018[e]	5,143,425
	JBS USA, LLC/JBS USA Finance, Inc.
3,150,000	11.625%, 5/1/2014	3,669,750
	Kinetic Concepts, Inc./KCI USA, Inc.
4,740,000	10.500%, 11/1/2018[b]	4,923,675
	Libbey Glass, Inc.
749,000	10.000%, 2/15/2015	800,494
	Michael Foods, Inc.
4,240,000	9.750%, 7/15/2018	4,658,700
	Mylan, Inc.
3,210,000	7.875%, 7/15/2020[b]	3,579,150
	Revlon Consumer Products Corporation
3,730,000	9.750%, 11/15/2015	4,009,750

Principal Amount	Long-Term Fixed Income (93.9%)	Value
Consumer Non-Cyclical (12.2%) - continued
	Select Medical Corporation
$1,625,000	7.625%, 2/1/2015	$1,606,719
3,100,000	6.494%, 9/15/2015[c,f]	2,774,500
	Spectrum Brands Holdings, Inc.
930,000	9.500%, 6/15/2018[b]	1,048,575
3,700,000	9.500%, 6/15/2018	4,171,750
	Teleflex, Inc.
4,210,000	6.875%, 6/1/2019	4,536,275
	Tenet Healthcare Corporation
2,150,000	8.875%, 7/1/2019	2,408,000
	Valeant Pharmaceuticals International
2,120,000	6.875%, 12/1/2018[b]	2,135,900
1,610,000	6.750%, 8/15/2021[b]	1,565,725
	Visant Corporation
4,890,000	10.000%, 10/1/2017	4,566,037

	Total	99,755,387

Energy (11.1%)
	Chesapeake Energy Corporation
3,190,000	6.875%, 8/15/2018	3,285,700
	Coffeyville Resources, LLC
1,584,000	9.000%, 4/1/2015[b]	1,694,880
3,600,000	10.875%, 4/1/2017[b,c]	4,050,000
	Concho Resources, Inc.
5,240,000	6.500%, 1/15/2022	5,528,200
	Connacher Oil and Gas, Ltd.
3,650,000	8.500%, 8/1/2019[b]	3,650,000
	Continental Resources, Inc.
3,710,000	5.000%, 9/15/2022[b]	3,728,550
	Denbury Resources, Inc.
800,000	9.750%, 3/1/2016	878,000
428,000	8.250%, 2/15/2020	478,290
1,710,000	6.375%, 8/15/2021	1,808,325
	Energy XXI Gulf Coast, Inc.
2,110,000	9.250%, 12/15/2017	2,284,075
1,580,000	7.750%, 6/15/2019	1,627,400
	Forest Oil Corporation
4,130,000	7.250%, 6/15/2019[c]	4,037,075
	Harvest Operations Corporation
5,290,000	6.875%, 10/1/2017[b]	5,607,400
	Helix Energy Solutions Group, Inc.
2,316,000	9.500%, 1/15/2016[b]	2,426,010
	Helix Energy Solutions Group, Inc., Convertible
2,080,000	3.250%, 3/15/2032	2,194,400
	Key Energy Services, Inc.
1,590,000	6.750%, 3/1/2021[b]	1,625,775
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,424,375
2,195,000	7.750%, 2/1/2021	2,277,313
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
2,660,000	6.250%, 6/15/2022	2,793,000
	McJunkin Red Man Corporation
3,230,000	9.500%, 12/15/2016	3,520,700
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019	2,810,175
1,590,000	6.500%, 11/1/2021	1,597,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

High Yield Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.9%)	Value
Energy (11.1%) - continued
	Pioneer Natural Resources Company
$3,200,000	7.500%, 1/15/2020	$3,913,952
	Plains Exploration & Production Company
2,130,000	8.625%, 10/15/2019	2,390,925
2,500,000	6.750%, 2/1/2022	2,612,500
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,566,375
1,060,000	6.500%, 12/15/2021[b]	1,107,700
	QEP Resources, Inc.
3,670,000	6.875%, 3/1/2021	4,055,350
	SandRidge Energy, Inc.
3,680,000	8.000%, 6/1/2018[b]	3,753,600
	SESI, LLC
1,700,000	6.375%, 5/1/2019[c]	1,802,000
3,200,000	7.125%, 12/15/2021[b]	3,456,000
	United Refining Company
4,710,000	10.500%, 2/28/2018	4,863,075

	Total	90,849,070

Financials (8.0%)
	Alliance Data Systems Corporation
2,650,000	6.375%, 4/1/2020[b]	2,696,375
	Ally Financial, Inc.
2,080,000	7.500%, 12/31/2013	2,210,000
1,810,000	5.500%, 2/15/2017	1,812,152
2,650,000	8.000%, 3/15/2020	2,948,125
5,590,000	7.500%, 9/15/2020	6,037,200
	Aviv Healthcare Properties, LP
1,060,000	7.750%, 2/15/2019[b]	1,078,550
3,160,000	7.750%, 2/15/2019	3,246,900
	CIT Group, Inc.
2,870,000	5.250%, 4/1/2014[b]	2,930,987
	Community Choice Financial, Inc.
2,620,000	10.750%, 5/1/2019[b]	2,557,775
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,772,669
	Eksportfinans ASA
2,670,000	2.375%, 5/25/2016	2,353,466
	Harbinger Group, Inc.
2,890,000	10.625%, 11/15/2015[c]	2,980,313
	Icahn Enterprises, LP
4,730,000	7.750%, 1/15/2016	4,895,550
5,780,000	8.000%, 1/15/2018	6,011,200
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,475,000
1,950,000	8.750%, 3/15/2017[c]	2,169,375
1,600,000	8.875%, 9/1/2017	1,784,000
1,850,000	5.875%, 4/1/2019	1,787,940
	Nuveen Investments, Inc.
2,630,000	10.500%, 11/15/2015[b]	2,712,188
	Omega Healthcare Investors, Inc.
6,900,000	5.875%, 3/15/2024[b]	6,762,000
	Speedy Cash, Inc.
2,100,000	10.750%, 5/15/2018[b]	2,173,500

	Total	65,395,265

Principal Amount	Long-Term Fixed Income (93.9%)	Value
Technology (4.3%)
	Advanced Micro Devices, Inc.
$3,200,000	8.125%, 12/15/2017	$3,520,000
930,000	7.750%, 8/1/2020	1,023,000
	Amkor Technology, Inc.
5,480,000	6.625%, 6/1/2021[c]	5,664,950
	Equinix, Inc.
3,770,000	8.125%, 3/1/2018	4,147,000
1,050,000	7.000%, 7/15/2021	1,152,375
	First Data Corporation
2,090,000	11.250%, 3/31/2016[c]	1,891,450
1,000,000	7.375%, 6/15/2019[b]	1,018,750
1,850,000	12.625%, 1/15/2021	1,854,625
	Freescale Semiconductor, Inc.
2,110,000	8.050%, 2/1/2020[c]	2,120,550
2,400,000	10.750%, 8/1/2020[c]	2,694,000
	Lawson Software, Inc.
1,590,000	9.375%, 4/1/2019[b,d]	1,645,650
	NXP BV/NXP Funding, LLC
2,660,000	9.750%, 8/1/2018[b]	3,005,800
	Seagate HDD Cayman
3,140,000	7.750%, 12/15/2018	3,438,300
	Sensata Technologies BV
2,100,000	6.500%, 5/15/2019[b]	2,197,125

	Total	35,373,575

Transportation (3.3%)
	American Petroleum Tankers, LLC
1,204,000	10.250%, 5/1/2015	1,259,685
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
5,830,000	8.250%, 1/15/2019	6,077,775
	CMA CGM SA
4,710,000	8.500%, 4/15/2017[b]	2,961,413
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[b]	3,011,250
530,000	6.250%, 4/11/2020	537,950
	Delta Air Lines, Inc.
1,246,000	9.500%, 9/15/2014[b,c]	1,326,990
	Navios Maritime Acquisition Corporation
2,360,000	8.625%, 11/1/2017	2,124,000
	Navios Maritime Holdings, Inc.
1,330,000	8.875%, 11/1/2017[c]	1,363,250
3,270,000	8.125%, 2/15/2019	2,804,025
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
1,360,000	9.250%, 4/15/2019	1,190,000
	United Air Lines, Inc.
1,920,238	9.750%, 1/15/2017	2,203,473
	United Maritime Group, LLC/United Maritime Group Finance Corporation
2,140,000	11.750%, 6/15/2015	2,222,925

	Total	27,082,736

Utilities (4.7%)
	AES Corporation
5,900,000	7.375%, 7/1/2021[b]	6,519,500
	Chesapeake Midstream Partners, LP
930,000	6.125%, 7/15/2022[b]	936,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

High Yield Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.9%)	Value
Utilities (4.7%) - continued
	Covanta Holding Corporation
$2,600,000	7.250%, 12/1/2020	$2,797,233
1,850,000	6.375%, 10/1/2022	1,879,574
	Crosstex Energy/Crosstex Energy Finance Corporation
3,730,000	8.875%, 2/15/2018	3,963,125
	Energy Future Intermediate Holding Company, LLC
4,780,000	11.750%, 3/1/2022[b]	4,887,550
	Holly Energy Partners, LP
2,130,000	8.250%, 3/15/2018	2,257,800
930,000	6.500%, 3/1/2020[b]	943,950
	Inergy, LP
5,060,000	7.000%, 10/1/2018	4,933,500
	Regency Energy Partners, LP
3,670,000	6.875%, 12/1/2018	3,881,025
	Targa Resources Partners, LP
3,460,000	7.875%, 10/15/2018	3,702,200
1,330,000	6.375%, 8/1/2022[b]	1,349,950

	Total	38,052,382

	Total Long-Term Fixed Income (cost $742,861,533)	768,401,715

Shares	Preferred Stock (1.1%)	Value
Financials (1.1%)
3,381	Ally Financial, Inc., 7.000%[b,g]	2,816,690
62,690	Ally Financial, Inc., 8.500%[g]	1,361,000
104,852	Citigroup Capital XII, 8.500%	2,684,211
26,500	Citigroup, Inc., Convertible[h]	2,743,545

	Total	9,605,446

	Total Preferred Stock (cost $9,030,567)	9,605,446

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[i,j]	0

	Total	0

	Total Common Stock (cost $6,270,446)	0

Shares	Collateral Held for Securities Loaned (6.8%)	Value
55,567,387	Thrivent Financial Securities Lending Trust	55,567,387

	Total Collateral Held for Securities Loaned (cost $55,567,387)	55,567,387

Principal Amount	Short-Term Investments (3.1%)[k]	Value
	Federal Home Loan Bank Discount Notes
18,000,000	0.082%, 4/18/2012[l]	17,999,265
	Federal Home Loan Mortgage Corporation Discount Notes
4,300,000	0.065%, 4/4/2012[l]	4,299,969

Principal Amount	Short-Term Investments (3.1%)[k]	Value
	Nieuw Amsterdam Receivables Corporation
2,880,000	0.100%, 4/2/2012[b,l]	$2,879,984

	Total Short-Term Investments (at amortized cost)	25,179,218

	Total Investments (cost $845,419,259) 105.7%	$865,310,146

	Other Assets and Liabilities, Net (5.7%)	(46,814,631)

	Total Net Assets 100.0%	$818,495,515

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $271,141,007 or 33.1% of total net assets.

c	All or a portion of the security is on loan.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of March 30, 2012.

Security	Acquisition Date	Cost
JBS Finance II, Ltd.	7/22/2010	$4,981,017
Shingle Springs Tribal Gaming Authority	6/22/2007	4,738,372
Tunica-Biloxi Gaming Authority	11/8/2005	4,751,670

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h

Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.

i	Security is fair valued.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

High Yield Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$37,510,626
Gross unrealized depreciation	(17,619,739)

Net unrealized appreciation (depreciation)	$19,890,887

Cost for federal income tax purposes	$845,419,259

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing High Yield Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Financials	2,658,824	–	2,658,824	–
Technology	3,897,556	–	3,897,556	–
Long-Term Fixed Income
Asset-Backed Securities	4,802,794	–	4,802,794	–
Basic Materials	69,234,346	–	69,234,346	–
Capital Goods	69,078,013	–	69,078,013	–
Communications Services	139,382,039	–	139,382,039	–
Consumer Cyclical	129,396,108	–	129,396,108	–
Consumer Non-Cyclical	99,755,387	–	99,755,387	–
Energy	90,849,070	–	90,849,070	–
Financials	65,395,265	–	65,395,265	–
Technology	35,373,575	–	35,373,575	–
Transportation	27,082,736	–	27,082,736	–
Utilities	38,052,382	–	38,052,382	–
Preferred Stock
Financials	9,605,446	6,788,756	2,816,690	–
Common Stock
Consumer Discretionary^	–	–	–	–
Collateral Held for Securities Loaned	55,567,387	55,567,387	–	–
Short-Term Investments	25,179,218	–	25,179,218	–

Total	$865,310,146	$62,356,143	$802,954,003	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Common Stock
Consumer Discretionary ^	–	–	–	–	–	–	–	–

Total	$–	$–	$–	$–	$–	$–	$–	$–

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

^	Securities in these sections are fair valued at $0.

The significant unobservable input used in the fair value measurement of the reporting entity’s Common Stock Level 3 security is the lack of marketability. Significant increases or decreases in the inputs in isolation would result in a significantly higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

High Yield Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$50,915,269	$84,067,548	$79,415,430	55,567,387	$55,567,387	$96,035
Total Value and Income Earned	50,915,269				55,567,387	96,035

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Diversified Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Bank Loans (0.6%)[a]	Value
Consumer Non-Cyclical (0.4%)
	Visant Corporation, Term Loan
$496,972	5.250%, 12/22/2016	$483,926

	Total	483,926

Technology (0.2%)
	Lawson Software, Inc., Term Loan
300,000	6.250%, 3/16/2018[b,c]	300,375

	Total	300,375

	Total Bank Loans (cost $757,493)	784,301

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Asset-Backed Securities (2.3%)
	Carrington Mortgage Loan Trust
1,200,000	0.392%, 8/25/2036[d]	411,065
	GSAMP Trust
689,086	0.422%, 2/25/2036[d]	548,718
426,138	0.322%, 8/25/2036[d]	387,246
	J.P. Morgan Mortgage Trust
858,469	2.782%, 2/25/2036	677,069
	Renaissance Home Equity Loan Trust
510,263	5.746%, 5/25/2036	333,790
632,000	6.011%, 5/25/2036	363,519
950,000	5.797%, 8/25/2036	405,072

	Total	3,126,479

Basic Materials (2.2%)
	ArcelorMittal
165,000	4.500%, 2/25/2017	165,483
	Arch Coal, Inc.
620,000	7.000%, 6/15/2019[e]	571,950
	Dow Chemical Company
400,000	8.550%, 5/15/2019	524,207
	FMG Resources Property, Ltd.
620,000	8.250%, 11/1/2019[e]	651,000
	Freeport-McMoRan Copper & Gold, Inc.
250,000	3.550%, 3/1/2022	240,104
	Novelis, Inc.
620,000	8.375%, 12/15/2017	672,700
	Rock-Tenn Company
80,000	4.450%, 3/1/2019[e]	80,359

	Total	2,905,803

Capital Goods (1.8%)
	Bombardier, Inc.
620,000	7.750%, 3/15/2020[e]	691,300
	Case New Holland, Inc.
620,000	7.875%, 12/1/2017	720,750
	Textron, Inc.
300,000	7.250%, 10/1/2019	344,411
	UR Financing Escrow Corporation
625,000	7.375%, 5/15/2020[e]	639,063

	Total	2,395,524

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Collateralized Mortgage Obligations (9.5%)
	Banc of America Alternative Loan Trust
$718,294	0.742%, 4/25/2035[d]	$522,284
	Banc of America Funding Corporation
503,644	5.266%, 5/20/2036	320,960
	Bear Stearns Adjustable Rate Mortgage Trust
432,317	2.400%, 10/25/2035[d]	372,699
	Citigroup Mortgage Loan Trust, Inc.
580,266	5.500%, 11/25/2035	503,142
	CitiMortgage Alternative Loan Trust
842,208	5.750%, 4/25/2037	570,600
	Countrywide Alternative Loan Trust
368,136	6.000%, 4/25/2036	249,777
327,161	6.000%, 1/25/2037	226,447
	Countrywide Home Loans
926,929	2.706%, 11/25/2035	664,274
	Deutsche Alt-A Securities, Inc.
275,236	5.500%, 10/25/2021	268,039
1,205,284	0.929%, 4/25/2047[d]	782,098
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
585,795	0.442%, 11/25/2035[d]	282,187
	First Horizon Mortgage Pass-Through Trust
918,987	5.332%, 8/25/2037	632,984
	GSR Mortgage Loan Trust
473,072	0.432%, 8/25/2046[d]	389,337
	HomeBanc Mortgage Trust
491,672	2.362%, 4/25/2037	304,673
	J.P. Morgan Alternative Loan Trust
1,153,741	6.500%, 3/25/2036	804,455
	J.P. Morgan Mortgage Trust
308,199	6.500%, 1/25/2035	305,329
214,050	2.757%, 10/25/2036	168,459
760,029	2.721%, 1/25/2037	535,001
698,940	6.250%, 8/25/2037	448,514
	Lehman Mortgage Trust
863,275	0.992%, 12/25/2035[d]	488,783
	Master Asset Securitization Trust
1,014,389	0.742%, 6/25/2036[d]	539,877
	MASTR Alternative Loans Trust
344,917	6.500%, 7/25/2034	361,263
	MortgageIT Trust
991,186	0.502%, 12/25/2035[d]	676,688
	New York Mortgage Trust, Inc.
605,421	2.906%, 5/25/2036	74,692
	Structured Adjustable Rate Mortgage Loan Trust
482,028	5.318%, 9/25/2036	89,151
	WaMu Mortgage Pass-Through Certificates
745,091	2.283%, 11/25/2036	524,783
186,565	2.527%, 8/25/2046	129,406

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Diversified Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Collateralized Mortgage Obligations (9.5%) - continued
	Washington Mutual Alternative Mortgage Pass-Through Certificates
$998,659	0.908%, 2/25/2047[d]	$453,351
	Washington Mutual Mortgage Pass-Through Certificates
983,860	0.842%, 6/25/2035[d]	622,000
	Wells Fargo Mortgage Backed Securities Trust
471,573	6.000%, 7/25/2037	437,098

	Total	12,748,351

Commercial Mortgage-Backed Securities (0.9%)
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	626,688
	Wachovia Bank Commercial Mortgage Trust
650,000	0.362%, 9/15/2021[d,f]	594,372

	Total	1,221,060

Communications Services (5.4%)
	Cablevision Systems Corporation
620,000	8.625%, 9/15/2017	675,025
	CCO Holdings, LLC
620,000	7.000%, 1/15/2019	657,200
	CenturyLink, Inc.
350,000	6.450%, 6/15/2021	359,278
	Clear Channel Worldwide Holdings, Inc.
620,000	7.625%, 3/15/2020[e]	607,600
	Dish DBS Corporation
90,000	6.750%, 6/1/2021	96,975
	Hughes Satellite Systems Corporation
620,000	6.500%, 6/15/2019	647,900
	Intelsat Jackson Holdings SA
620,000	7.250%, 4/1/2019	651,775
	Interpublic Group of Companies, Inc.
85,000	4.000%, 3/15/2022	83,233
	Level 3 Financing, Inc.
620,000	8.625%, 7/15/2020[e]	651,000
	Nara Cable Funding, Ltd.
620,000	8.875%, 12/1/2018[e]	589,000
	News America, Inc.
175,000	4.500%, 2/15/2021	186,609
	Sprint Nextel Corporation
310,000	9.125%, 3/1/2017[e]	308,450
310,000	9.000%, 11/15/2018[e]	340,225
	Telecom Italia Capital SA
85,000	6.999%, 6/4/2018	90,525
	UPCB Finance V, Ltd.
620,000	7.250%, 11/15/2021[e]	655,650
	Virgin Media Finance plc
620,000	5.250%, 2/15/2022	614,575

	Total	7,215,020

Consumer Cyclical (3.6%)
	Ford Motor Credit Company, LLC
350,000	6.625%, 8/15/2017	387,847

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Consumer Cyclical (3.6%) - continued
$620,000	5.000%, 5/15/2018	$642,231
	Home Depot, Inc.
200,000	3.950%, 9/15/2020	217,067
	Lennar Corporation
620,000	12.250%, 6/1/2017	796,700
	Limited Brands, Inc.
575,000	5.625%, 2/15/2022	580,031
	Macy’s Retail Holdings, Inc.
260,000	6.700%, 7/15/2034	291,730
	MGM Resorts International
610,000	11.125%, 11/15/2017	690,063
	Rite Aid Corporation
620,000	7.500%, 3/1/2017	632,400
	Toys R Us Property Company II, LLC
620,000	8.500%, 12/1/2017	647,125

	Total	4,885,194

Consumer Non-Cyclical (3.3%)
	Beam, Inc.
175,000	5.375%, 1/15/2016	194,224
	Bunge Limited Finance Corporation
125,000	4.100%, 3/15/2016	130,451
	Community Health Systems, Inc.
307,000	8.875%, 7/15/2015	318,129
	Fresenius Medical Care US Finance II, Inc.
620,000	5.625%, 7/31/2019[e]	638,600
	Gilead Sciences, Inc.
85,000	3.050%, 12/1/2016	88,942
	HCA, Inc.
620,000	5.875%, 3/15/2022	620,775
	JBS USA, LLC
620,000	7.250%, 6/1/2021[e]	599,850
	Reynolds Group Issuer, Inc.
620,000	6.875%, 2/15/2021[e]	641,700
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[e]	203,472
200,000	4.950%, 1/15/2042[e]	207,205
	Teva Pharmaceutical Finance IV BV
165,000	3.650%, 11/10/2021	167,026
	Valeant Pharmaceuticals International
620,000	6.875%, 12/1/2018[e]	624,650

	Total	4,435,024

Energy (3.8%)
	BP Capital Markets plc
175,000	4.750%, 3/10/2019	198,157
	Denbury Resources, Inc.
620,000	6.375%, 8/15/2021	655,650
	Enbridge Energy Partners, LP
600,000	8.050%, 10/1/2037	651,814
	Energy Transfer Partners, LP
80,000	5.200%, 2/1/2022	83,692
80,000	6.500%, 2/1/2042	84,298
	Forest Oil Corporation
620,000	7.250%, 6/15/2019	606,050
	Harvest Operations Corporation
620,000	6.875%, 10/1/2017[e]	657,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Diversified Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Energy (3.8%) - continued
	Linn Energy, LLC
$620,000	7.750%, 2/1/2021	$643,250
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
620,000	6.500%, 8/15/2021	658,750
	Nexen, Inc.
175,000	6.400%, 5/15/2037	192,409
	Phillips 66
120,000	4.300%, 4/1/2022[e]	122,064
	Weatherford International, Ltd.
210,000	6.000%, 3/15/2018	237,578
260,000	4.500%, 4/15/2022	259,623

	Total	5,050,535

Financials (12.1%)
	Abbey National Capital Trust I
525,000	8.963%, 12/29/2049[g]	530,250
	ABN Amro North American Holding Preferred Capital Repackage Trust I
350,000	6.523%, 12/29/2049[e,g]	283,500
	Aegon NV
400,000	2.153%, 7/29/2049[d,g]	213,780
	American Express Company
750,000	6.800%, 9/1/2066	765,000
	American International Group, Inc.
175,000	8.250%, 8/15/2018	210,072
	Apollo Investment Corporation, Convertible
700,000	5.750%, 1/15/2016	686,000
	Bank of America Corporation
350,000	5.650%, 5/1/2018	373,626
240,000	8.000%, 12/29/2049[g]	246,106
	BB&T Capital Trust IV
375,000	6.820%, 6/12/2057	378,750
	BBVA International Preferred SA Unipersonal
525,000	5.919%, 12/29/2049[g]	401,625
	BNP Paribas SA
87,000	3.600%, 2/23/2016	87,904
	CIT Group, Inc.
620,000	7.000%, 5/2/2017[e]	621,550
	Citigroup, Inc.
165,000	4.450%, 1/10/2017	172,838
	CNA Financial Corporation
400,000	7.350%, 11/15/2019	466,938
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
525,000	11.000%, 12/29/2049[e,g]	666,750
	Coventry Health Care, Inc.
85,000	5.450%, 6/15/2021	93,045
	Developers Diversified Realty Corporation
260,000	7.875%, 9/1/2020	307,490
	Discover Bank
400,000	8.700%, 11/18/2019	497,756
	Eksportfinans ASA
85,000	2.375%, 5/25/2016	74,923
	Health Care REIT, Inc.
380,000	6.500%, 3/15/2041	395,597

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Financials (12.1%) - continued
	HSBC Finance Corporation
$285,000	6.676%, 1/15/2021	$304,219
	Huntington National Bank
400,000	6.600%, 6/15/2018	427,734
	Icahn Enterprises, LP
620,000	8.000%, 1/15/2018	644,800
	ING Bank NV
170,000	5.000%, 6/9/2021[e]	172,640
	ING Capital Funding Trust III
122,000	4.070%, 12/31/2049[d,g]	105,021
	International Lease Finance Corporation
620,000	5.875%, 4/1/2019	599,201
	J.P. Morgan Chase & Company
170,000	3.150%, 7/5/2016	175,247
	J.P. Morgan Chase Capital XX
440,000	6.550%, 9/29/2036	442,200
	J.P. Morgan Chase Capital XXVII
350,000	7.000%, 11/1/2039	354,725
	KeyCorp
110,000	5.100%, 3/24/2021	121,242
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[e]	702,188
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	718,025
	Lloyds TSB Bank plc
100,000	6.500%, 9/14/2020[e]	98,923
	MetLife Capital Trust IV
575,000	7.875%, 12/15/2037[e]	629,625
	Murray Street Investment Trust I
175,000	4.647%, 3/9/2017	175,130
	Northern Trust Corporation
175,000	3.375%, 8/23/2021	178,918
	Prudential Financial, Inc.
300,000	6.200%, 11/15/2040	337,454
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	555,000
	SLM Corporation
350,000	8.000%, 3/25/2020	378,000
	Swiss RE Capital I, LP
420,000	6.854%, 5/29/2049[e,g]	396,468
	Ventas Realty, LP
80,000	4.250%, 3/1/2022	77,736
	XL Group plc
600,000	6.500%, 12/29/2049[g]	505,500
	ZFS Finance USA Trust II
725,000	6.450%, 12/15/2065[e]	717,750

	Total	16,291,246

Mortgage-Backed Securities (1.8%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,350,000	3.000%, 4/1/2027[c]	2,432,617

	Total	2,432,617

Technology (0.3%)
	First Data Corporation
330,000	7.375%, 6/15/2019[e]	336,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Diversified Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Technology (0.3%) - continued
	Hewlett-Packard Company
$85,000	4.650%, 12/9/2021	$88,921

	Total	425,109

Transportation (0.8%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
620,000	8.250%, 1/15/2019	646,350
	Burlington Northern Santa Fe, LLC
175,000	3.450%, 9/15/2021	177,793
	CSX Corporation
85,000	4.750%, 5/30/2042	82,435
	United Air Lines, Inc.
134,375	10.400%, 11/1/2016	153,362

	Total	1,059,940

U.S. Government and Agencies (0.1%)
	Petrobras International Finance Company
165,000	3.500%, 2/6/2017	169,120

	Total	169,120

Utilities (2.5%)
	AES Corporation
620,000	7.375%, 7/1/2021[e]	685,100
	CenterPoint Energy, Inc.
140,000	6.500%, 5/1/2018	164,711
	Enterprise Products Operating, LLC
700,000	7.034%, 1/15/2068	752,500
	NiSource Finance Corporation
350,000	6.125%, 3/1/2022	406,663
	Southern California Edison Company
700,000	6.250%, 8/1/2049[g]	714,861
	Southern Union Company
200,000	3.564%, 11/1/2066[d]	175,250
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	413,443

	Total	3,312,528

	Total Long-Term Fixed Income (cost $66,863,927)	67,673,550

Shares	Common Stock (38.1%)	Value
Consumer Discretionary (2.9%)
9,000	AMC Networks, Inc.[h]	401,670
9,000	Buckle, Inc.[i]	431,100
8,700	DIRECTV[h]	429,258
17,000	Gap, Inc.	444,380
15,900	Mattel, Inc.	535,194
4,700	McDonald’s Corporation	461,070
7,000	Penn National Gaming, Inc.[h]	300,860
4,100	Strayer Education, Inc.[i]	386,548
11,900	TJX Companies, Inc.	472,549

	Total	3,862,629

Consumer Staples (3.2%)
5,000	Brown-Forman Corporation	416,950
5,000	Colgate-Palmolive Company	488,900

Shares	Common Stock (38.1%)	Value
Consumer Staples (3.2%) - continued
6,300	Herbalife, Ltd.	$433,566
14,100	Hormel Foods Corporation	416,232
5,600	Lancaster Colony Corporation	372,176
11,600	Philip Morris International, Inc.	1,027,876
14,400	Unilever NV ADR	490,032
10,600	Wal-Mart Stores, Inc.	648,720

	Total	4,294,452

Energy (5.1%)
11,800	Chevron Corporation	1,265,432
1,900	CNOOC, Ltd. ADR	388,151
3,300	Core Laboratories NV	434,181
10,200	Ecopetrol SA ADR[i]	623,118
15,100	Exxon Mobil Corporation	1,309,623
20,000	First Trust Energy Income and Growth Fund	601,000
21,000	Kayne Anderson MLP Investment Company	654,150
15,300	Marathon Oil Corporation	485,010
5,700	Occidental Petroleum Corporation	542,811
3,900	Sasol, Ltd.	189,696
15,100	Statoil ASA	409,361

	Total	6,902,533

Financials (10.6%)
10,400	Aflac, Inc.	478,296
24,889	Annaly Capital Management, Inc.	393,744
79,500	Anworth Mortgage Asset Corporation	523,110
62,500	Ares Capital Corporation	1,021,875
9,500	Assurant, Inc.	384,750
6,900	Bank of Montreal	409,998
14,700	CBOE Holdings, Inc.	417,774
10,930	Commerce Bancshares, Inc.	442,884
35,000	CYS Investments, Inc.	458,150
52,050	Invesco Mortgage Capital, Inc.	918,682
29,525	iPath S&P 500 VIX Short-Term Futures ETN[h,i]	496,611
11,400	iShares S&P U.S. Preferred Stock Index Fund[i]	445,056
44,400	MFA Financial, Inc.	331,668
45,500	NFJ Dividend Interest & Premium Strategy Fund[i]	813,085
4,600	ProAssurance Corporation	405,306
18,800	Progressive Corporation	435,784
7,700	Reinsurance Group of America, Inc.	457,919
60,500	Solar Capital, Ltd.	1,335,235
29,000	Symetra Financial Corporation	334,370
8,200	Torchmark Corporation	408,770
92,050	Two Harbors Investment Corporation	933,387
21,800	U.S. Bancorp	690,624
30,500	UBS AG ADR[h]	427,610
31,000	Wells Fargo & Company	1,058,340
9,415	Western Asset Emerging Markets Debt Fund, Inc.	189,524

	Total	14,212,552

Health Care (3.2%)
11,600	Abbott Laboratories	710,964
3,900	Celgene Corporation[h]	302,328
14,700	Eli Lilly and Company	591,969

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Diversified Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (38.1%)	Value
Health Care (3.2%) - continued
12,300	Forest Laboratories, Inc.[h]	$426,687
5,500	Henry Schein, Inc.[h]	416,240
13,800	Medtronic, Inc.	540,822
3,100	Novo Nordisk A/S ADR	430,001
66,300	PDL BioPharma, Inc.[i]	421,005
18,953	Pfizer, Inc.	429,475

	Total	4,269,491

Industrials (4.7%)
6,500	3M Company	579,865
80,700	Alerian MLP ETF[i]	1,345,269
7,000	Allegiant Travel Company[h]	381,500
16,000	Copart, Inc.[h]	417,120
5,100	Dun & Bradstreet Corporation	432,123
7,100	Emerson Electric Company	370,478
8,300	JB Hunt Transport Services, Inc.	451,271
19,900	Knight Transportation, Inc.	351,434
6,100	Lockheed Martin Corporation	548,146
8,100	Northrop Grumman Corporation	494,748
1,200	Precision Castparts Corporation	207,480
17,400	Rollins, Inc.	370,272
8,500	Verisk Analytics, Inc.[h]	399,245

	Total	6,348,951

Information Technology (3.9%)
8,200	Accenture plc	528,900
500	Apple, Inc.[h]	299,735
10,800	BMC Software, Inc.[h]	433,728
14,200	Cisco Systems, Inc.	300,330
27,400	Intel Corporation	770,214
3,900	International Business Machines Corporation	813,735
1,100	MasterCard, Inc.	462,594
39,300	Microsoft Corporation	1,267,425
23,600	Western Union Company	415,360

	Total	5,292,021

Materials (1.5%)
14,900	Balchem Corporation	450,725
9,900	Gold Resource Corporation[i]	240,669
13,400	Methanex Corporation	434,562
9,100	Potash Corporation of Saskatchewan, Inc.	415,779
5,100	PPG Industries, Inc.	488,580

	Total	2,030,315

Telecommunications Services (1.4%)
8,300	BT Group plc[i]	300,128
6,300	Philippine Long Distance Telephone Company ADR	391,797
6,935	Telefonica Brasil SA ADR	212,419
13,100	Telekomunikasi Indonesia Tbk PT ADR	397,716
20,700	Vodafone Group plc ADR	572,769

	Total	1,874,829

Utilities (1.6%)
22,500	AES Corporation[h]	294,075
20,300	Enersis SA ADR	409,857
6,700	Laclede Group, Inc.	261,434
8,600	New Jersey Resources Corporation	383,302
7,500	Northwest Natural Gas Company	340,500

Shares	Common Stock (38.1%)	Value
Utilities (1.6%) - continued
21,900	Questar Corporation	$421,794

	Total	2,110,962

	Total Common Stock (cost $48,398,017)	51,198,735

Shares	Preferred Stock (1.0%)	Value
Financials (1.0%)
12,800	Citigroup Capital XII, 8.500%	327,680
6,000	ING Groep NVg	151,800
8,000	Royal Bank of Scotland Group plc, 7.250%[g,h]	152,000
28,000	U.S. Bancorp, 6.500%[g]	761,320

	Total	1,392,800

	Total Preferred Stock (cost $1,343,184)	1,392,800

Shares	Collateral Held for Securities Loaned (2.9%)	Value
3,857,387	Thrivent Financial Securities Lending Trust	3,857,387

	Total Collateral Held for Securities Loaned (cost $3,857,387)	3,857,387

Principal Amount	Short-Term Investments (7.5%)[j]	Value
	Chariot Funding, LLC
3,500,000	0.080%, 4/2/2012[e,k]	3,499,984
	Federal Home Loan Bank Discount Notes
1,000,000	0.060%, 4/4/2012[k]	999,993
5,000,000	0.105%, 4/18/2012[k]	4,999,738
	Federal National Mortgage Association Discount Notes
600,000	0.120%, 7/18/2012[k,l]	599,782

	Total Short-Term Investments (at amortized cost)	10,099,497

	Total Investments (cost $131,319,505) 100.5%	$135,006,270

	Other Assets and Liabilities, Net (0.5%)	(716,806)

	Total Net Assets 100.0%	$134,289,464

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $18,291,004 or 13.6% of total net assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

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Schedule of Investments as of March 30, 2012

(unaudited)

f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of March 30, 2012.

Security	Acquisition Date	Cost
Wachovia Bank Commercial Mortgage Trust	4/25/2007	$650,000

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Non-income producing security.
i	All or a portion of the security is on loan.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
l	At March 30, 2012, $599,782 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.
ETN	-	Exchange Traded Note.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,373,558
Gross unrealized depreciation	(3,686,793)

Net unrealized appreciation (depreciation)	$3,686,765

Cost for federal income tax purposes	$131,319,505

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Diversified Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Consumer Non-Cyclical	483,926	–	483,926	–
Technology	300,375	–	–	300,375
Long-Term Fixed Income
Asset-Backed Securities	3,126,479	–	3,126,479	–
Basic Materials	2,905,803	–	2,905,803	–
Capital Goods	2,395,524	–	2,395,524	–
Collateralized Mortgage Obligations	12,748,351	–	12,748,351	–
Commercial Mortgage-Backed Securities	1,221,060	–	1,221,060	–
Communications Services	7,215,020	–	7,215,020	–
Consumer Cyclical	4,885,194	–	4,885,194	–
Consumer Non-Cyclical	4,435,024	–	4,435,024	–
Energy	5,050,535	–	4,790,912	259,623
Financials	16,291,246	–	16,291,246	–
Mortgage-Backed Securities	2,432,617	–	2,432,617	–
Technology	425,109	–	425,109	–
Transportation	1,059,940	–	1,059,940	–
U.S. Government and Agencies	169,120	–	169,120	–
Utilities	3,312,528	–	3,312,528	–
Common Stock
Consumer Discretionary	3,862,629	3,862,629	–	–
Consumer Staples	4,294,452	4,294,452	–	–
Energy	6,902,533	6,902,533	–	–
Financials	14,212,552	14,212,552	–	–
Health Care	4,269,491	4,269,491	–	–
Industrials	6,348,951	6,348,951	–	–
Information Technology	5,292,021	5,292,021	–	–
Materials	2,030,315	2,030,315	–	–
Telecommunications Services	1,874,829	1,874,829	–	–
Utilities	2,110,962	2,110,962	–	–
Preferred Stock
Financials	1,392,800	1,392,800	–	–
Collateral Held for Securities Loaned	3,857,387	3,857,387	–	–
Short-Term Investments	10,099,497	–	10,099,497	–

Total	$135,006,270	$56,448,922	$77,997,350	$559,998

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	46,218	46,218	–	–

Total Asset Derivatives	$46,218	$46,218	$–	$–

Liability Derivatives
Futures Contracts	21,204	21,204	–	–

Total Liability Derivatives	$21,204	$21,204	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Diversified Income Plus Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Bank Loans
Technology	–	–	2,362	298,013	–	–		300,375
Long-Term Fixed Income
Energy	–	–	–	259,623	–	–		259,623
Transportation	148,645	–	–	–	–	–	(148,645)	–

Total	$148,645	$–	$2,362	$557,636	$–	$–	($148,645)	$559,998

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

*

The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 30, 2012 of $2,362.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans and Long-Term Fixed Income Energy Level 3 securities are lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	June 2012	$3,207,220	$3,186,016	($21,204)
10-Yr. U.S. Treasury Bond Futures	(5)	June 2012	(654,360)	(647,422)	6,938
S&P 500 Index Mini-Futures	29	June 2012	1,995,360	2,034,640	39,280
Total Futures Contracts					$25,014

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$4,748,550	$14,488,590	$15,379,753	3,857,387	$3,857,387	$11,004
Total Value and Income Earned	4,748,550				3,857,387	11,004

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (87.0%)	Value
Asset-Backed Securities (4.7%)
	Americredit Automobile Receivables Trust
$44,344	5.550%, 4/7/2014[a]	$44,380
6,713	5.243%, 1/6/2015[b]	6,842
	CPS Auto Trust
9,441	6.480%, 7/15/2013[a,c]	9,543
	DT Auto Owner Trust
20,542	0.960%, 1/15/2014[c]	20,534
36,092	1.400%, 12/15/2041[c]	36,101
	Franklin Auto Trust
47,842	7.160%, 5/20/2016[c]	48,599
	Harley Davidson Motorcycle Trust
200,000	6.040%, 8/15/2014	201,059
	Navistar Financial Corporation Owner Trust
150,000	2.600%, 4/20/2015[c]	150,074
	Santander Drive Auto Receivables Trust
14,109	1.010%, 7/15/2013[c]	14,118
19,853	1.370%, 8/15/2013[c]	19,884

	Total	551,134

Basic Materials (0.9%)
	Ecolab, Inc.
40,000	4.350%, 12/8/2021	42,405
	Yara International ASA
50,000	7.875%, 6/11/2019[c]	61,753

	Total	104,158

Capital Goods (1.2%)
	BE Aerospace, Inc.
60,000	6.875%, 10/1/2020	65,700
	John Deere Capital Corporation
15,000	1.250%, 12/2/2014	15,194
	Masco Corporation
60,000	5.875%, 7/15/2012	60,457

	Total	141,351

Collateralized Mortgage Obligations (0.6%)
	Countrywide Alternative Loan Trust
35,214	4.968%, 7/25/2035	35,517
	Credit Suisse First Boston Mortgage Securities Corporation
43,929	Zero Coupon, 12/25/2033	5,336
	GMAC Mortgage Corporation Loan Trust
22,366	5.500%, 10/25/2033	22,601
	J.P. Morgan Mortgage Trust
3,363	4.290%, 7/25/2035	3,359
	Merrill Lynch Mortgage Investors Trust
2,400	2.530%, 12/25/2035	2,386

	Total	69,199

Commercial Mortgage-Backed Securities (5.9%)
	Banc of America Commercial Mortgage, Inc.
1,093	6.186%, 6/11/2035	1,095

Principal Amount	Long-Term Fixed Income (87.0%)	Value
Commercial Mortgage-Backed Securities (5.9%) - continued
	Credit Suisse First Boston Mortgage Securities Corporation
$89,568	4.597%, 3/15/2035	$91,172
	Federal Home Loan Mortgage Corporation
100,000	5.250%, 4/18/2016	116,951
	GE Capital Commercial Mortgage Corporation
28,627	5.349%, 8/11/2036	28,807
50,758	4.996%, 12/10/2037	51,494
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
5,659	6.162%, 5/12/2034	5,657
	LB-UBS Commercial Mortgage Trust
140,730	4.853%, 9/15/2031	142,256
	Morgan Stanley Dean Witter Capital I
150,000	6.550%, 7/15/2033	152,678
5,860	5.740%, 12/15/2035	5,857
	Wachovia Bank Commercial Mortgage Trust
76,651	4.566%, 4/15/2035	78,530
26,291	5.230%, 7/15/2041	26,487

	Total	700,984

Communications Services (8.8%)
	American Tower Corporation
80,000	4.500%, 1/15/2018	84,056
50,000	5.900%, 11/1/2021	55,116
	AT&T, Inc.
100,000	2.950%, 5/15/2016	105,673
50,000	3.875%, 8/15/2021	52,885
	CenturyLink, Inc.
100,000	7.875%, 8/15/2012	102,300
100,000	5.800%, 3/15/2022	97,651
	Crown Castle Towers, LLC
80,000	4.883%, 8/15/2020[c]	82,313
	France Telecom SA
50,000	5.375%, 1/13/2042	52,860
	SBA Tower Trust
60,000	4.254%, 4/15/2015[c]	62,559
	Telefonica Emisiones SAU
60,000	6.421%, 6/20/2016	63,964
70,000	5.134%, 4/27/2020	66,950
	Time Warner Cable, Inc.
200,000	4.000%, 9/1/2021	204,917

	Total	1,031,244

Consumer Cyclical (4.4%)
	Darden Restaurants, Inc.
50,000	4.500%, 10/15/2021	51,294
	Gap, Inc.
60,000	5.950%, 4/12/2021	60,549
	Home Depot, Inc.
60,000	5.875%, 12/16/2036	71,888
	Jones Group, Inc.
30,000	6.875%, 3/15/2019	29,363
	Lowe’s Companies, Inc.
20,000	3.800%, 11/15/2021	21,217

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (87.0%)	Value
Consumer Cyclical (4.4%) - continued
	O’Reilly Automotive, Inc.
$30,000	4.625%, 9/15/2021	$31,625
	Spencer Spirit Holdings, Inc.
50,000	11.000%, 5/1/2017[c]	51,000
	Target Corporation
50,000	2.900%, 1/15/2022	49,418
	Time Warner, Inc.
20,000	4.000%, 1/15/2022	20,774
30,000	5.375%, 10/15/2041	31,521
	Volkswagen International Finance NV
100,000	1.191%, 4/1/2014[b,c]	99,687

	Total	518,336

Consumer Non-Cyclical (5.7%)
	AmerisourceBergen Corporation
10,000	3.500%, 11/15/2021	10,202
	Amgen, Inc.
25,000	2.500%, 11/15/2016	25,691
25,000	3.875%, 11/15/2021	25,599
	Aristotle Holding, Inc.
20,000	2.750%, 11/21/2014[c]	20,549
	Becton Dickinson and Company
25,000	3.125%, 11/8/2021	25,367
	Coca-Cola Company
150,000	0.424%, 3/14/2014[b]	150,118
70,000	1.800%, 9/1/2016	71,488
	Colgate-Palmolive Company
25,000	1.300%, 1/15/2017	25,021
	CVS Caremark Corporation
60,000	6.125%, 8/15/2016	70,369
	CVS Pass-Through Trust
47,932	7.507%, 1/10/2032[c]	57,412
	Dr Pepper Snapple Group, Inc.
20,000	3.200%, 11/15/2021	19,807
	Hershey Company
10,000	1.500%, 11/1/2016	10,070
	Kellogg Company
20,000	1.875%, 11/17/2016	20,179
	PepsiCo, Inc.
50,000	2.750%, 3/5/2022	48,648
50,000	4.000%, 3/5/2042	47,382
	St. Jude Medical, Inc.
40,000	2.500%, 1/15/2016	41,208

	Total	669,110

Energy (1.3%)
	Great River Energy
41,077	5.829%, 7/1/2017[c]	44,563
	Kinder Morgan Energy Partners, LP
40,000	5.625%, 9/1/2041	40,764
	Pioneer Natural Resources Company
60,000	5.875%, 7/15/2016	66,567

	Total	151,894

Financials (24.2%)
	Ally Financial, Inc.
100,000	6.875%, 8/28/2012	101,750
25,000	4.500%, 2/11/2014	25,031
	American Express Bank FSB
60,000	0.392%, 6/12/2012[b]	60,011

Principal Amount	Long-Term Fixed Income (87.0%)	Value
Financials (24.2%) - continued
	American Express Credit Corporation
$25,000	2.800%, 9/19/2016	$25,685
	Bank of America Corporation
100,000	2.131%, 7/11/2014[b]	97,939
130,000	5.000%, 5/13/2021	130,201
100,000	5.700%, 1/24/2022	105,858
	Bank of Montreal
70,000	2.625%, 1/25/2016[c]	73,406
	Bank of New York Mellon Corporation
100,000	1.700%, 11/24/2014	101,565
	Bank of Nova Scotia
100,000	1.250%, 11/7/2014[c]	100,805
	Boston Properties, LP
50,000	3.700%, 11/15/2018	51,714
	Brookfield Asset Management, Inc.
100,000	7.125%, 6/15/2012	101,196
	Canadian Imperial Bank of Commerce
60,000	2.750%, 1/27/2016[c]	63,202
	Capital One Financial Corporation
30,000	4.750%, 7/15/2021	31,567
	CIT Group, Inc.
100,000	5.250%, 3/15/2018	102,000
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
50,000	3.375%, 1/19/2017	51,117
	Discover Bank
60,000	8.700%, 11/18/2019	74,663
	ERP Operating, LP
50,000	4.625%, 12/15/2021	52,647
	Fifth Third Bank
60,000	0.605%, 5/17/2013[b]	59,479
	FUEL Trust
200,000	4.207%, 4/15/2016[c]	205,255
	Glitnir Banki HF
50,000	3.226%, 6/22/2012[c,d]	13,500
	Goldman Sachs Group, Inc.
25,000	5.250%, 7/27/2021	24,748
100,000	5.750%, 1/24/2022	102,874
	Harley-Davidson Funding Corporation
95,000	5.250%, 12/15/2012[c]	97,501
	HSBC Finance Corporation
100,000	0.824%, 9/14/2012[b]	99,947
	J.P. Morgan Chase & Company
50,000	4.400%, 7/22/2020	51,871
50,000	4.350%, 8/15/2021	51,087
100,000	4.500%, 1/24/2022	104,034
	Nationwide Health Properties, Inc.
100,000	6.250%, 2/1/2013	103,538
60,000	6.900%, 10/1/2037	64,251
	Royal Bank of Canada
100,000	1.450%, 10/30/2014	101,324
	Simon Property Group, LP
30,000	4.125%, 12/1/2021	31,479
	SSIF Nevada, LP
70,000	1.267%, 4/14/2014[b,c]	69,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

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Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (87.0%)	Value
Financials (24.2%) - continued
	Stadshypotek AB
$60,000	1.020%, 9/30/2013[b,c]	$59,930
	SunTrust Bank
25,000	0.782%, 8/24/2015[b]	22,817
	Toronto-Dominion Bank
50,000	2.375%, 10/19/2016	51,288
	U.S. Bank National Association
60,000	3.778%, 4/29/2020	62,644
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[b,e]	113,400

	Total	2,840,790

Foreign Government (0.9%)
	Province of Ontario
100,000	3.000%, 7/16/2018	105,857

	Total	105,857

Mortgage-Backed Securities (1.4%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
65,000	3.500%, 4/1/2042[f]	66,747
90,000	4.000%, 4/1/2042[f]	94,359

	Total	161,106

Technology (5.8%)
	Corning, Inc.
100,000	4.750%, 3/15/2042	96,839
	Dun & Bradstreet Corporation
60,000	2.875%, 11/15/2015	61,808
	Hewlett-Packard Company
50,000	0.891%, 5/30/2014[b]	49,421
	Intel Corporation
75,000	4.800%, 10/1/2041	79,890
	International Business Machines Corporation
150,000	0.875%, 10/31/2014	150,459
	Symantec Corporation
60,000	2.750%, 9/15/2015	62,498
	Xerox Corporation
50,000	5.500%, 5/15/2012	50,261
75,000	1.874%, 9/13/2013[b]	75,664
60,000	4.500%, 5/15/2021	61,725

	Total	688,565

Transportation (1.8%)
	APL, Ltd.
50,000	8.000%, 1/15/2024[g]	34,693
	Asciano Finance, Ltd.
60,000	5.000%, 4/7/2018[c]	61,972
	Canadian National Railway Company
25,000	1.450%, 12/15/2016	24,862
	Toll Road Investors Partnership II, LP
800,000	Zero Coupon, 2/15/2043[g,h]	88,896

	Total	210,423

U.S. Government and Agencies (18.5%)
	Federal Home Loan Banks
60,000	5.000%, 11/17/2017	71,884
	U.S. Treasury Bonds
50,000	3.125%, 11/15/2041	47,961

Principal Amount	Long-Term Fixed Income (87.0%)	Value
U.S. Government and Agencies (18.5%) - continued
$122,000	3.125%, 2/15/2042	$116,949
	U.S. Treasury Notes
110,000	0.375%, 3/15/2015	109,579
115,000	0.875%, 2/28/2017	114,191
1,750,000	2.000%, 2/15/2022	1,716,367

	Total	2,176,931

Utilities (0.9%)
	Consolidated Edison Company of New York, Inc.
25,000	4.450%, 6/15/2020	28,162
	Enterprise Products Operating, LLC
75,000	7.034%, 1/15/2068	80,625

	Total	108,787

	Total Long-Term Fixed Income (cost $10,198,569)	10,229,869

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
50	CoBank ACB, 6.110%[e,h]	36,562

	Total	36,562

	Total Preferred Stock (cost $18,258)	36,562

Principal Amount	Short-Term Investments (0.8%)[i]	Value
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 7/18/2012[j,k]	99,964

	Total Short-Term Investments (at amortized cost)	99,964

	Total Investments (cost $10,316,791) 88.1%	$10,366,395

	Other Assets and Liabilities, Net 11.9%	1,394,637

	Total Net Assets 100.0%	$11,761,032

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $1,523,726 or 13.0% of total net assets.

d	In bankruptcy. Interest is not being accrued.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Security is fair valued.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Socially Responsible Bond Portfolio owned as of March 30, 2012.

Security	Acquisition Date	Cost
CoBank ACB, 6.110%	7/13/2009	$18,258
Toll Road Investors Partnership II, LP	5/14/2008	$114,201

i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
k	At March 30, 2012, $99,964 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$205,669
Gross unrealized depreciation	(156,065)

Net unrealized appreciation (depreciation)	$49,604
Cost for federal income tax purposes	$10,316,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Partner Socially Responsible Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	551,134	–	551,134	–
Basic Materials	104,158	–	104,158	–
Capital Goods	141,351	–	141,351	–
Collateralized Mortgage Obligations	69,199	–	69,199	–
Commercial Mortgage-Backed Securities	700,984	–	700,984	–
Communications Services	1,031,244	–	1,031,244	–
Consumer Cyclical	518,336	–	518,336	–
Consumer Non-Cyclical	669,110	–	669,110	–
Energy	151,894	–	151,894	–
Financials	2,840,790	–	2,840,790	–
Foreign Government	105,857	–	105,857	–
Mortgage-Backed Securities	161,106	–	161,106	–
Technology	688,565	–	688,565	–
Transportation	210,423	–	86,834	123,589
U.S. Government and Agencies	2,176,931	–	2,176,931	–
Utilities	108,787	–	108,787	–
Preferred Stock
Financials	36,562	–	36,562	–
Short-Term Investments	99,964	–	99,964	–

Total	$10,366,395	$–	$10,242,806	$123,589

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,535	2,535	–	–
Total Asset Derivatives	$2,535	$2,535	$–	$–

Liability Derivatives
Futures Contracts	27,513	27,513	–	–

Total Liability Derivatives	$27,513	$27,513	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Socially Responsible Bond Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation / (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Long-Term Fixed Income
Transportation	122,281	—	1,308	—	—	—	—	123,589^

Total	$122,281	$—	$1,308	$—	$—	$—	$—	$123,589

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

*

The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 30, 2012 of $1,308.

^

There are two securities within the Transportation line item. The first security within the line item uses a discounted cash flow method to calculate a fair value. This valuation method uses a 9% discounted cash flow rate. This valuation method is reviewed regularly. The security’s value as of March 30, 2012 was $88,896. The value of the second security as of March 30, 2012 was $34,693. This security’s fair value is calculated using a yield and spread analysis. The 10 year note and basis points spread of the most recent trade is also used in the calculation. The spread of the most recent trade for March 30, 2012 was 1,104.80. This spread is updated when the security trades. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

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Schedule of Investments as of March 30, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	3	June 2012	$365,082	$367,617	$2,535
10-Yr. U.S. Treasury Bond Futures	9	June 2012	1,182,621	1,165,360	(17,261)
20-Yr. U.S. Treasury Bond Futures	2	June 2012	285,753	275,501	(10,252)
Total Futures Contracts					($24,978)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Communications Services (0.1%)
	Atlantic Broadband Finance, LLC, Term Loan
$1,293,917	4.000%, 3/8/2016	$1,289,427
	Charter Communications Operating, LLC, Term Loan
34,284	7.250%, 3/6/2014	34,226

	Total	1,323,653

Consumer Cyclical (0.2%)
	Chrysler Group, LLC, Term Loan
2,540,800	6.000%, 5/24/2017	2,578,633

	Total	2,578,633

Consumer Non-Cyclical (0.1%)
	Dole Food Company, Term Loan
210,171	5.040%, 7/13/2018	211,047
	Michael Foods, Inc., Term Loan
1,344,667	4.250%, 2/25/2018	1,341,937
	Solvest, Ltd., Term Loan
376,095	5.026%, 7/13/2018	377,664

	Total	1,930,648

Technology (0.3%)
	Freescale Semiconductor, Term Loan
1,631,736	4.491%, 12/1/2016	1,585,639
	Intelsat Jackson Holdings SA, Term Loan
1,875,825	5.250%, 4/2/2018	1,888,130
	Lawson Software, Inc., Term Loan
1,070,000	6.250%, 3/16/2018[b,c]	1,071,338
	Syniverse Holdings, Inc., Term Loan
316,000	5.250%, 12/21/2017	316,790

	Total	4,861,897

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
2,530,875	5.500%, 4/20/2017	2,524,548

	Total	2,524,548

	Total Bank Loans (cost $13,069,506)	13,219,379

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Asset-Backed Securities (1.0%)
	Carrington Mortgage Loan Trust
2,200,000	0.392%, 8/25/2036[d]	753,619
	GMAC Mortgage Corporation Loan Trust
4,708,914	0.422%, 8/25/2035[d,e]	3,114,160
5,500,577	0.422%, 12/25/2036[d,e]	3,891,130
	GSAMP Trust
4,261,380	0.322%, 8/25/2036[d]	3,872,457
	IndyMac Seconds Asset-Backed Trust
763,720	0.412%, 10/25/2036[d,e]	137,776
	Renaissance Home Equity Loan Trust
3,023,781	5.746%, 5/25/2036	1,978,018

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Asset-Backed Securities (1.0%) - continued
$2,000,000	6.011%, 5/25/2036	$1,150,376

	Total	14,897,536

Basic Materials (5.6%)
	AbitibiBowater, Inc.
2,104,000	10.250%, 10/15/2018[f]	2,414,340
	Alcoa, Inc.
2,570,000	5.720%, 2/23/2019	2,738,412
1,325,000	6.150%, 8/15/2020	1,426,331
2,000,000	6.750%, 1/15/2028	2,034,178
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,874,660
3,000,000	6.125%, 6/1/2018	3,152,121
2,750,000	5.250%, 8/5/2020	2,692,090
1,620,000	6.750%, 3/1/2041	1,518,131
	Arch Coal, Inc.
3,205,000	7.000%, 6/15/2019[f]	2,956,613
	Barrick Gold Corporation
3,225,000	3.850%, 4/1/2022[f]	3,238,738
	BHP Billiton Finance USA, Ltd.
3,250,000	1.625%, 2/24/2017	3,233,747
	CF Industries, Inc.
4,620,000	6.875%, 5/1/2018	5,330,325
	Dow Chemical Company
1,870,000	8.550%, 5/15/2019	2,450,667
3,850,000	4.250%, 11/15/2020	4,028,575
1,620,000	5.250%, 11/15/2041	1,673,322
	FMG Resources Property, Ltd.
1,890,000	7.000%, 11/1/2015[f]	1,927,800
1,300,000	6.000%, 4/1/2017[f]	1,287,000
	Freeport-McMoRan Copper & Gold, Inc.
1,950,000	2.150%, 3/1/2017	1,931,803
4,540,000	3.550%, 3/1/2022	4,360,298
	Georgia-Pacific, LLC
3,480,000	5.400%, 11/1/2020[f]	3,884,658
	International Paper Company
2,500,000	7.500%, 8/15/2021	3,151,270
650,000	4.750%, 2/15/2022	684,978
1,250,000	7.300%, 11/15/2039	1,521,816
	Lyondell Chemical Company
958,270	11.000%, 5/1/2018	1,058,888
	LyondellBasell Industries NV
2,900,000	5.000%, 4/15/2019[c,f]	2,900,000
320,000	6.000%, 11/15/2021[f]	336,000
	NOVA Chemicals Corporation
1,250,000	8.625%, 11/1/2019	1,425,000
	Novelis, Inc.
1,920,000	8.375%, 12/15/2017	2,083,200
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	4,048,066
1,900,000	3.500%, 11/2/2020	1,939,862
	Rock-Tenn Company
1,800,000	4.450%, 3/1/2019[f]	1,808,087
	Teck Resources, Ltd.
1,469,000	10.250%, 5/15/2016	1,682,152
	Vale Overseas, Ltd.
3,125,000	6.875%, 11/10/2039	3,650,375
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	2,737,785

	Total	84,181,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Capital Goods (2.7%)
	BAE Systems plc
$3,880,000	4.750%, 10/11/2021[f]	$4,071,474
	Ball Corporation
1,940,000	5.750%, 5/15/2021	2,061,250
	Boeing Capital Corporation
1,600,000	2.125%, 8/15/2016	1,652,917
	Bombardier, Inc.
1,940,000	5.750%, 3/15/2022[f]	1,886,650
	Case New Holland, Inc.
1,250,000	7.750%, 9/1/2013	1,331,250
2,275,000	7.875%, 12/1/2017	2,644,687
	CNH Capital, LLC
450,000	6.250%, 11/1/2016[f]	482,625
	CRH America, Inc.
1,750,000	4.125%, 1/15/2016	1,774,577
1,900,000	8.125%, 7/15/2018	2,247,666
	Crown Americas, LLC
2,690,000	7.625%, 5/15/2017	2,895,112
	John Deere Capital Corporation
3,300,000	5.350%, 4/3/2018	3,917,338
	Masco Corporation
1,625,000	5.950%, 3/15/2022[g]	1,628,781
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	729,034
1,600,000	5.000%, 3/1/2020	1,791,709
2,200,000	5.250%, 11/15/2021	2,508,447
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019[f]	1,983,650
	Sealed Air Corporation
1,290,000	8.375%, 9/15/2021[f]	1,449,637
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,742,075
1,290,000	5.600%, 12/1/2017	1,398,817
	UR Financing Escrow Corporation
1,300,000	5.750%, 7/15/2018[f]	1,330,875

	Total	40,528,571

Collateralized Mortgage Obligations (0.9%)
	Bear Stearns Mortgage Funding Trust
839,057	0.522%, 8/25/2036[d]	237,818
	CitiMortgage Alternative Loan Trust
3,123,189	5.750%, 4/25/2037	2,115,976
	Countrywide Alternative Loan Trust
4,293,993	6.000%, 1/25/2037	2,972,113
	Deutsche Alt-A Securities, Inc.
3,013,211	0.929%, 4/25/2047[d]	1,955,245
	HomeBanc Mortgage Trust
2,827,111	2.362%, 4/25/2037	1,751,867
	Wachovia Mortgage Loan Trust, LLC
3,085,760	2.792%, 5/20/2036	2,190,770
	Washington Mutual Alternative Mortgage Pass-Through Certificates
5,991,956	0.908%, 2/25/2047[d]	2,720,108

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Washington Mutual Mortgage Pass-Through Certificates
$856,190	0.532%, 10/25/2045[d]	$683,902

	Total	14,627,799

Commercial Mortgage-Backed Securities (1.9%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,072,095	0.392%, 3/15/2022[d,f]	1,069,493
3,500,000	5.331%, 2/11/2044	3,770,088
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	2,078,292
	Commercial Mortgage Pass-Through Certificates
2,000,000	0.372%, 12/15/2020[d,f]	1,802,152
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,462,474
	Credit Suisse Mortgage Capital Certificates
3,136,453	0.412%, 10/15/2021[d,f]	2,922,308
3,250,000	5.467%, 9/15/2039	3,584,448
	Morgan Stanley Capital, Inc.
3,200,000	5.406%, 3/15/2044	3,120,659
	Wachovia Bank Commercial Mortgage Trust
7,500,000	0.362%, 9/15/2021[d,h]	6,858,135
	WaMu Commercial Mortgage Securities Trust
29,305	3.830%, 1/25/2035[f]	29,370

	Total	28,697,419

Communications Services (9.0%)
	Alltel Corporation
3,875,000	7.000%, 3/15/2016	4,619,473
	America Movil SAB de CV
3,800,000	5.000%, 3/30/2020	4,225,585
	American Tower Corporation
2,200,000	4.625%, 4/1/2015	2,343,378
1,250,000	4.500%, 1/15/2018	1,313,375
	AT&T, Inc.
2,600,000	4.450%, 5/15/2021	2,870,663
2,255,000	5.550%, 8/15/2041	2,499,494
	Cablevision Systems Corporation
1,300,000	8.625%, 9/15/2017	1,415,375
2,000,000	8.000%, 4/15/2020	2,115,000
	CBS Corporation
1,250,000	8.875%, 5/15/2019	1,642,290
1,300,000	7.875%, 9/1/2023	1,614,415
	CCO Holdings, LLC
1,880,000	7.250%, 10/30/2017	2,016,300
1,280,000	7.000%, 1/15/2019	1,356,800
	Cellco Partnership/Verizon Wireless Capital, LLC
2,600,000	8.500%, 11/15/2018	3,569,860
	CenturyLink, Inc.
2,520,000	5.150%, 6/15/2017	2,598,286
3,600,000	5.800%, 3/15/2022	3,515,436

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Communications Services (9.0%) - continued
	Clear Channel Worldwide Holdings, Inc.
$3,170,000	9.250%, 12/15/2017	$3,475,112
	Comcast Corporation
1,900,000	6.300%, 11/15/2017	2,292,276
2,900,000	5.700%, 5/15/2018	3,422,664
2,700,000	6.400%, 5/15/2038	3,219,593
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[f]	2,545,536
2,500,000	8.375%, 3/1/2039[f]	3,519,890
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[f]	5,210,711
	CSC Holdings, Inc.
1,290,000	7.625%, 7/15/2018	1,438,350
	DIRECTV Holdings, LLC
3,875,000	5.000%, 3/1/2021	4,199,725
2,030,000	3.800%, 3/15/2022[f]	2,002,132
	Discovery Communications, LLC
1,920,000	4.375%, 6/15/2021	2,063,879
	Dish DBS Corporation
1,945,000	6.750%, 6/1/2021	2,095,737
	Embarq Corporation
2,600,000	7.082%, 6/1/2016	2,928,175
	Hughes Satellite Systems Corporation
3,220,000	6.500%, 6/15/2019	3,364,900
	Intelsat Jackson Holdings SA
1,290,000	7.250%, 4/1/2019	1,356,113
1,900,000	7.500%, 4/1/2021	1,997,375
	Interpublic Group of Companies, Inc.
2,575,000	4.000%, 3/15/2022	2,521,463
	NBCUniversal Media, LLC
3,750,000	5.150%, 4/30/2020	4,244,269
2,580,000	4.375%, 4/1/2021	2,763,554
	News America, Inc.
1,900,000	7.625%, 11/30/2028	2,190,816
2,140,000	6.400%, 12/15/2035	2,426,146
	Oi SA
1,775,000	5.750%, 2/10/2022[f]	1,826,031
	Qwest Communications International, Inc.
3,180,000	7.125%, 4/1/2018	3,394,650
	Qwest Corporation
600,000	8.375%, 5/1/2016	716,953
3,200,000	6.500%, 6/1/2017	3,616,880
	Rogers Communications, Inc.
2,410,000	8.750%, 5/1/2032	3,221,042
	SBA Tower Trust
3,500,000	5.101%, 4/15/2017[f]	3,777,337
	Sprint Nextel Corporation
1,290,000	9.125%, 3/1/2017[f]	1,283,550
650,000	7.000%, 3/1/2020[f]	659,750
	Telemar Norte Leste SA
3,800,000	5.500%, 10/23/2020[f]	3,906,400
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	3,197,255
2,550,000	6.750%, 6/15/2039	3,040,452
	Time Warner Entertainment Company, LP
1,850,000	8.375%, 3/15/2023	2,460,833

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Communications Services (9.0%) - continued
	UPCB Finance VI, Ltd.
$2,600,000	6.875%, 1/15/2022[f]	$2,684,500
	Verizon Communications, Inc.
2,600,000	3.500%, 11/1/2021	2,659,961
	Virgin Media Finance plc
1,043,000	9.500%, 8/15/2016	1,175,983

	Total	134,615,723

Consumer Cyclical (5.1%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[f]	4,563,055
	Daimler Finance North America, LLC
2,260,000	3.875%, 9/15/2021[f]	2,311,548
	FireKeepers Development Authority
1,240,000	13.875%, 5/1/2015[f]	1,379,500
	Ford Motor Credit Company, LLC
3,900,000	3.875%, 1/15/2015	3,938,072
1,930,000	7.000%, 4/15/2015	2,108,253
3,250,000	4.250%, 2/3/2017	3,284,931
630,000	6.625%, 8/15/2017	698,124
	Home Depot, Inc.
3,900,000	5.875%, 12/16/2036	4,672,695
	Hyatt Hotels Corporation
3,100,000	5.750%, 8/15/2015[f]	3,406,593
	Hyundai Motor Manufacturing Czech
2,525,000	4.500%, 4/15/2015[f]	2,661,176
	Johnson Controls, Inc.
3,150,000	5.250%, 12/1/2041	3,313,378
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[f]	3,323,893
	Macy’s Retail Holdings, Inc.
3,570,000	7.875%, 7/15/2015	4,200,698
3,210,000	7.450%, 7/15/2017	3,896,988
	Marriott International, Inc.
3,250,000	3.000%, 3/1/2019	3,196,453
	MGM Resorts International
1,280,000	11.125%, 11/15/2017	1,448,000
1,300,000	9.000%, 3/15/2020	1,446,250
	Peninsula Gaming, LLC
480,000	10.750%, 8/15/2017	530,400
	RCI Banque SA
2,225,000	4.600%, 4/12/2016[f]	2,233,729
	Sheraton Holding Corporation
1,290,000	7.375%, 11/15/2015	1,483,500
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,146,000
	Time Warner, Inc.
1,300,000	4.000%, 1/15/2022	1,350,327
1,600,000	7.700%, 5/1/2032	2,086,784
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,176,560
	Toys R Us Property Company II, LLC
2,570,000	8.500%, 12/1/2017	2,682,437
	Viacom, Inc.
2,900,000	3.875%, 12/15/2021	2,984,318

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Consumer Cyclical (5.1%) - continued
	Wal-Mart Stores, Inc.
$5,000,000	3.250%, 10/25/2020	$5,233,005
	West Corporation
1,580,000	7.875%, 1/15/2019	1,682,700
	Wyndham Worldwide Corporation
14,000	6.000%, 12/1/2016	15,605
1,270,000	5.625%, 3/1/2021	1,367,286
1,300,000	4.250%, 3/1/2022	1,274,422

	Total	77,096,680

Consumer Non-Cyclical (7.6%)
	Altria Group, Inc.
1,750,000	9.700%, 11/10/2018	2,377,945
1,595,000	4.750%, 5/5/2021	1,714,518
2,500,000	9.950%, 11/10/2038	3,802,617
	Anheuser-Busch InBev Worldwide, Inc.
2,550,000	5.375%, 1/15/2020	2,996,750
2,525,000	5.000%, 4/15/2020	2,912,585
	Aristotle Holding, Inc.
3,225,000	2.650%, 2/15/2017[f]	3,261,446
3,235,000	4.750%, 11/15/2021[f]	3,462,155
	Beam, Inc.
808,000	6.375%, 6/15/2014	888,587
236,000	5.375%, 1/15/2016	261,925
1,518,000	5.875%, 1/15/2036	1,514,369
	Biomet, Inc.
2,525,000	10.000%, 10/15/2017[f]	2,717,531
	Boston Scientific Corporation
3,800,000	4.500%, 1/15/2015	4,076,313
	Bunge Limited Finance Corporation
2,220,000	5.100%, 7/15/2015	2,360,517
1,600,000	4.100%, 3/15/2016	1,669,765
	Cargill, Inc.
1,950,000	3.250%, 11/15/2021[f]	1,899,854
	Celgene Corporation
2,500,000	3.950%, 10/15/2020	2,545,707
	Community Health Systems, Inc.
971,000	8.875%, 7/15/2015	1,006,199
970,000	8.000%, 11/15/2019[f]	1,001,525
	DJO Finance, LLC/DJO Finance Corporation
640,000	7.750%, 4/15/2018	524,800
	Endo Pharmaceuticals Holdings, Inc.
1,420,000	7.000%, 7/15/2019	1,515,850
	Energizer Holdings, Inc.
1,750,000	4.700%, 5/19/2021	1,819,988
	Express Scripts, Inc.
2,235,000	3.125%, 5/15/2016	2,327,317
	Fresenius Medical Care US Finance II, Inc.
710,000	5.625%, 7/31/2019[f]	731,300
	Fresenius Medical Care US Finance, Inc.
1,290,000	6.500%, 9/15/2018[f]	1,406,100
	Grupo Bimbo SAB de CV
3,890,000	4.500%, 1/25/2022[f]	3,961,494
	Hasbro, Inc.
3,250,000	6.350%, 3/15/2040	3,522,782

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Consumer Non-Cyclical (7.6%) - continued
	HCA, Inc.
$2,490,000	8.500%, 4/15/2019	$2,767,012
1,270,000	7.250%, 9/15/2020	1,382,712
320,000	7.500%, 2/15/2022	340,800
	Hershey Company
1,600,000	4.125%, 12/1/2020	1,760,917
	JBS Finance II, Ltd.
1,250,000	8.250%, 1/29/2018[h]	1,273,125
	JBS USA, LLC
1,300,000	8.250%, 2/1/2020[f]	1,335,750
	Kinetic Concepts, Inc./KCI USA, Inc.
1,940,000	10.500%, 11/1/2018[f]	2,015,175
	Koninklijke Philips Electronics NV
2,765,000	3.750%, 3/15/2022	2,781,388
	Kraft Foods, Inc.
2,600,000	6.125%, 2/1/2018	3,120,021
3,200,000	5.375%, 2/10/2020	3,699,338
	Life Technologies Corporation
3,700,000	6.000%, 3/1/2020	4,232,904
	Mylan, Inc.
3,855,000	7.875%, 7/15/2020[f]	4,298,325
	Pernod-Ricard SA
4,850,000	2.950%, 1/15/2017[f]	4,899,126
	Roche Holdings, Inc.
3,210,000	6.000%, 3/1/2019[f]	3,914,589
	SABMiller Holdings, Inc.
1,615,000	2.450%, 1/15/2017[f]	1,635,257
1,615,000	3.750%, 1/15/2022[f]	1,643,038
	Safeway, Inc.
1,575,000	3.400%, 12/1/2016	1,633,276
	Tenet Healthcare Corporation
2,070,000	8.875%, 7/1/2019	2,318,400
	Teva Pharmaceutical Finance IV BV
4,225,000	3.650%, 11/10/2021	4,276,879
	Tyson Foods, Inc.
3,940,000	6.850%, 4/1/2016	4,471,900
	Valeant Pharmaceuticals International
3,230,000	6.875%, 12/1/2018[f]	3,254,225

	Total	113,334,096

Energy (10.6%)
	Anadarko Petroleum Corporation
3,400,000	6.375%, 9/15/2017	4,039,938
1,940,000	6.450%, 9/15/2036	2,245,748
	BG Energy Capital plc
1,575,000	4.000%, 10/15/2021[f]	1,642,492
	BP Capital Markets plc
3,250,000	2.248%, 11/1/2016	3,333,548
3,525,000	4.500%, 10/1/2020	3,872,181
1,900,000	4.742%, 3/11/2021	2,127,987
	Canadian Natural Resources, Ltd.
2,275,000	3.450%, 11/15/2021	2,306,989
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[f]	2,619,139
	CenterPoint Energy Resources Corporation
6,850,000	6.125%, 11/1/2017	7,932,855

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Energy (10.6%) - continued
	CNPC HK Overseas Capital, Ltd.
$2,870,000	5.950%, 4/28/2041[f]	$3,278,171
	Concho Resources, Inc.
1,280,000	6.500%, 1/15/2022	1,350,400
	El Paso Pipeline Partners Operating Company, LLC
1,290,000	5.000%, 10/1/2021	1,337,558
	Enbridge Energy Partners, LP
950,000	5.200%, 3/15/2020	1,054,364
3,800,000	8.050%, 10/1/2037	4,128,153
	Energy Transfer Partners, LP
5,120,000	6.700%, 7/1/2018	5,869,809
3,500,000	4.650%, 6/1/2021	3,565,712
1,750,000	5.200%, 2/1/2022	1,830,775
	Enterprise Products Operating, LLC
4,000,000	6.300%, 9/15/2017	4,715,512
	EQT Corporation
1,300,000	8.125%, 6/1/2019	1,518,973
	Forest Oil Corporation
1,940,000	7.250%, 6/15/2019[g]	1,896,350
	Gazprom OAO Via Gaz Capital SA
3,250,000	4.950%, 5/23/2016[f]	3,367,877
	Harvest Operations Corporation
1,300,000	6.875%, 10/1/2017[f]	1,378,000
	Inergy, LP
630,000	6.875%, 8/1/2021	606,375
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	2,132,062
	Kinder Morgan Energy Partners, LP
1,270,000	3.500%, 3/1/2016	1,337,733
1,290,000	6.850%, 2/15/2020	1,537,039
3,100,000	5.800%, 3/1/2021	3,510,124
	Linn Energy, LLC
3,250,000	7.750%, 2/1/2021	3,371,875
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,759,774
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
1,910,000	6.500%, 8/15/2021	2,029,375
1,300,000	6.250%, 6/15/2022	1,365,000
	Nabors Industries, Inc.
2,575,000	4.625%, 9/15/2021	2,686,516
	Newfield Exploration Company
1,290,000	6.625%, 4/15/2016	1,319,025
710,000	5.750%, 1/30/2022	743,725
	Nexen, Inc.
1,910,000	7.400%, 5/1/2028	2,163,455
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,892,921
1,270,000	6.000%, 3/1/2041	1,408,157
	ONEOK Partners, LP
3,250,000	6.850%, 10/15/2037	3,876,775
	Petrobras International Finance Company
2,050,000	5.750%, 1/20/2020	2,270,990
4,800,000	5.375%, 1/27/2021	5,168,347
	Phillips 66
1,300,000	4.300%, 4/1/2022[f]	1,322,359

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Energy (10.6%) - continued
	Pioneer Natural Resources Company
$2,500,000	6.875%, 5/1/2018	$2,940,417
	Plains All American Pipeline, LP
3,150,000	6.500%, 5/1/2018	3,749,943
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019	2,099,075
	QEP Resources, Inc.
1,940,000	5.375%, 10/1/2022	1,923,025
	Rowan Companies, Inc.
4,450,000	5.000%, 9/1/2017	4,737,345
	SandRidge Energy, Inc.
950,000	7.500%, 3/15/2021	935,750
	Southwestern Energy Company
2,750,000	4.100%, 3/15/2022[f]	2,725,948
	Spectra Energy Partners, LP
3,200,000	4.600%, 6/15/2021	3,316,918
	Suncor Energy, Inc.
4,710,000	6.100%, 6/1/2018	5,659,541
1,940,000	6.850%, 6/1/2039	2,503,485
	Transocean, Inc.
2,200,000	5.050%, 12/15/2016	2,356,037
1,920,000	7.375%, 4/15/2018	2,207,804
	Valero Energy Corporation
3,125,000	6.125%, 2/1/2020	3,590,278
	Weatherford International, Inc.
2,245,000	6.350%, 6/15/2017	2,592,389
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	5,090,954
800,000	4.500%, 4/15/2022	798,840
	Woodside Finance, Ltd.
3,125,000	4.500%, 11/10/2014[f]	3,317,178

	Total	159,459,085

Financials (27.0%)
	Abbey National Capital Trust I
3,090,000	8.963%, 12/29/2049[i]	3,120,900
	Aegon NV
2,600,000	2.153%, 7/29/2049[d,i]	1,389,570
	Ally Financial, Inc.
1,900,000	4.500%, 2/11/2014	1,902,375
1,290,000	5.500%, 2/15/2017	1,291,534
	American Express Credit Corporation
5,175,000	2.800%, 9/19/2016	5,316,800
3,225,000	2.375%, 3/24/2017	3,229,960
	American International Group, Inc.
3,225,000	4.250%, 9/15/2014	3,327,249
1,950,000	3.800%, 3/22/2017	1,974,484
3,000,000	6.400%, 12/15/2020	3,395,187
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,358,373
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,301,095
	AXA SA
2,580,000	8.600%, 12/15/2030	2,849,032
	Axis Specialty Finance, LLC
3,250,000	5.875%, 6/1/2020	3,401,125
	Banco do Brasil SA
2,555,000	5.875%, 1/26/2022[f]	2,629,095

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Financials (27.0%) - continued
$1,950,000	9.250%, 10/31/2049[f,i]	$2,115,750
	Bank of America Corporation
2,580,000	5.625%, 10/14/2016	2,743,022
3,300,000	5.750%, 12/1/2017	3,539,227
3,880,000	7.625%, 6/1/2019	4,474,090
1,940,000	5.875%, 1/5/2021	2,052,210
660,000	5.700%, 1/24/2022	698,665
1,950,000	5.875%, 2/7/2042	1,939,490
	Bank of Nova Scotia
3,855,000	2.150%, 8/3/2016[f]	3,955,172
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
3,235,000	2.350%, 2/23/2017[f]	3,237,637
	Barclays Bank plc
5,000,000	2.500%, 9/21/2015[f,g]	5,097,390
	Bear Stearns Companies, LLC
2,100,000	4.650%, 7/2/2018	2,243,785
	Berkshire Hathaway, Inc.
3,215,000	3.750%, 8/15/2021	3,320,671
	Blackstone Holdings Finance Company, LLC
3,140,000	5.875%, 3/15/2021[f]	3,204,876
	Boston Properties, LP
3,750,000	5.875%, 10/15/2019	4,298,198
	Capital One Capital V
1,925,000	10.250%, 8/15/2039	1,977,938
	Capital One Financial Corporation
3,850,000	2.150%, 3/23/2015	3,855,944
1,500,000	6.150%, 9/1/2016	1,648,674
3,210,000	4.750%, 7/15/2021	3,377,633
	CIT Group, Inc.
950,000	5.250%, 4/1/2014[f]	970,188
1,820,000	5.250%, 3/15/2018	1,856,400
1,300,000	5.500%, 2/15/2019[f]	1,326,000
	Citigroup, Inc.
3,125,000	6.010%, 1/15/2015	3,395,325
4,800,000	4.750%, 5/19/2015	5,053,622
2,700,000	6.125%, 5/15/2018	3,026,662
2,550,000	8.500%, 5/22/2019	3,143,839
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,406,727
1,300,000	5.875%, 8/15/2020	1,393,590
	CommonWealth REIT
3,150,000	6.250%, 8/15/2016	3,334,792
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,915,000	5.250%, 5/24/2041	1,957,333
1,290,000	11.000%, 12/29/2049[f,i]	1,638,300
	Corporacion Andina de Fomento
1,540,000	8.125%, 6/4/2019	1,908,664
	Credit Suisse of New York, Convertible
1,280,000	0.500%, 6/22/2018[j]	1,211,904
	Discover Bank
1,875,000	8.700%, 11/18/2019	2,333,233
2,200,000	7.000%, 4/15/2020	2,524,403
	DnB NOR Boligkreditt
4,400,000	2.900%, 3/29/2016[f]	4,545,825
	Eksportfinans ASA
3,250,000	2.375%, 5/25/2016	2,864,706
	Fairfax Financial Holdings, Ltd.
2,875,000	5.800%, 5/15/2021[f]	2,744,064

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Financials (27.0%) - continued
	Fifth Third Bancorp
$3,210,000	0.894%, 12/20/2016[d]	$2,968,990
2,800,000	5.450%, 1/15/2017	3,084,642
	Fifth Third Capital Trust IV
1,950,000	6.500%, 4/15/2067	1,940,250
	FUEL Trust
1,275,000	4.207%, 4/15/2016[f]	1,308,503
3,200,000	3.984%, 6/15/2016[f]	3,246,656
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,578,750
	General Electric Capital Corporation
1,900,000	6.000%, 8/7/2019	2,218,744
2,500,000	4.375%, 9/16/2020	2,632,960
1,600,000	5.300%, 2/11/2021	1,732,853
1,550,000	6.750%, 3/15/2032	1,851,856
	Goldman Sachs Group, Inc.
3,250,000	6.250%, 9/1/2017	3,562,289
2,850,000	5.950%, 1/18/2018	3,070,060
3,250,000	5.250%, 7/27/2021	3,217,227
1,260,000	6.750%, 10/1/2037	1,231,112
	HCP, Inc.
800,000	3.750%, 2/1/2019	795,293
	Health Care Property Investors, Inc.
3,100,000	5.625%, 5/1/2017	3,408,022
	Health Care REIT, Inc.
3,200,000	6.125%, 4/15/2020	3,531,744
3,150,000	4.950%, 1/15/2021	3,224,573
	HSBC Holdings plc
2,600,000	4.000%, 3/30/2022	2,577,172
	HSBC USA, Inc.
1,900,000	5.000%, 9/27/2020	1,936,552
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,216,028
	Hutchinson Whampoa International 11, Ltd.
2,600,000	4.625%, 1/13/2022[f]	2,611,411
	Icahn Enterprises, LP
1,290,000	7.750%, 1/15/2016	1,335,150
1,300,000	8.000%, 1/15/2018[f]	1,352,000
	ING Bank NV
3,225,000	3.750%, 3/7/2017[f]	3,194,272
	International Lease Finance Corporation
1,950,000	4.875%, 4/1/2015	1,930,118
1,600,000	5.750%, 5/15/2016	1,598,206
3,125,000	6.750%, 9/1/2016[f]	3,347,656
	Itau Unibanco Holding SA
2,600,000	5.650%, 3/19/2022[f,g]	2,607,800
	J.P. Morgan Chase & Company
1,600,000	3.150%, 7/5/2016	1,649,382
3,150,000	5.500%, 10/15/2040	3,401,556
3,200,000	7.900%, 4/29/2049[i]	3,505,664
	J.P. Morgan Chase Bank NA
3,215,000	5.875%, 6/13/2016	3,556,067
	J.P. Morgan Chase Capital XXV
3,100,000	6.800%, 10/1/2037	3,117,360
	KeyCorp
4,575,000	5.100%, 3/24/2021	5,042,560
	Kilroy Realty, LP
2,565,000	4.800%, 7/15/2018	2,665,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Financials (27.0%) - continued
	LBG Capital No. 1 plc
$1,900,000	7.875%, 11/1/2020[f]	$1,710,000
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,126,281
1,875,000	4.750%, 10/1/2020	1,924,016
	Lloyds TSB Bank plc
2,900,000	4.200%, 3/28/2017	2,921,779
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,390,682
3,000,000	7.750%, 5/14/2038	3,274,275
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[f]	766,500
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[f]	2,711,250
	Mizuho Corporate Bank, Ltd.
3,225,000	2.550%, 3/17/2017[f]	3,224,684
	Morgan Stanley
2,580,000	5.375%, 10/15/2015	2,665,135
3,730,000	6.625%, 4/1/2018	3,927,742
1,900,000	5.625%, 9/23/2019	1,877,996
3,400,000	5.500%, 1/26/2020	3,315,952
	MUFG Capital Finance 1, Ltd.
3,230,000	6.346%, 7/29/2049[i]	3,405,043
	Murray Street Investment Trust I
2,600,000	4.647%, 3/9/2017	2,601,927
	National Bank of Canada
3,890,000	2.200%, 10/19/2016[f]	3,995,901
	National City Bank
5,050,000	5.800%, 6/7/2017	5,602,218
	Nationwide Building Society
2,400,000	6.250%, 2/25/2020[f]	2,487,715
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[f]	3,085,082
	Omega Healthcare Investors, Inc.
1,680,000	5.875%, 3/15/2024[f]	1,646,400
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,688,240
	PNC Financial Services Group, Inc.
1,910,000	6.750%, 7/29/2049[g,i]	2,013,751
	Preferred Term Securities XXIII, Ltd.
4,632,117	0.674%, 12/22/2036[d,h]	2,316,059
	ProLogis, LP
2,550,000	6.250%, 3/15/2017	2,808,516
1,930,000	6.875%, 3/15/2020	2,216,960
	Prudential Financial, Inc.
1,250,000	6.200%, 1/15/2015	1,382,096
3,125,000	5.375%, 6/21/2020	3,500,184
1,120,000	5.700%, 12/14/2036	1,193,556
1,425,000	6.200%, 11/15/2040	1,602,908
	QBE Capital Funding III, Ltd.
2,240,000	7.250%, 5/24/2041[f]	2,111,200
	Rabobank Capital Funding Trust II
2,126,000	5.260%, 12/29/2049[f,i]	2,040,960
	Regions Financial Corporation
3,175,000	5.750%, 6/15/2015	3,325,813
	Reinsurance Group of America, Inc.
3,785,000	5.625%, 3/15/2017	4,089,882
	Royal Bank of Scotland plc
2,500,000	4.875%, 3/16/2015	2,598,640

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Financials (27.0%) - continued
	Simon Property Group, LP
$2,280,000	5.750%, 12/1/2015	$2,570,987
1,250,000	10.350%, 4/1/2019	1,721,848
2,000,000	5.650%, 2/1/2020	2,289,354
	SLM Corporation
3,200,000	5.000%, 10/1/2013	3,272,000
3,300,000	5.375%, 5/15/2014	3,407,593
3,670,000	6.250%, 1/25/2016	3,816,800
1,625,000	6.000%, 1/25/2017	1,673,750
	SSIF Nevada, LP
3,250,000	1.267%, 4/14/2014[d,f]	3,225,216
	SunTrust Banks, Inc.
3,170,000	3.500%, 1/20/2017	3,233,400
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[f,i]	3,964,678
	TD Ameritrade Holding Corporation
3,775,000	5.600%, 12/1/2019	4,139,053
	U.S. Bank National Association
3,200,000	3.778%, 4/29/2020	3,341,011
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	3,077,960
	Unum Group
2,500,000	7.125%, 9/30/2016	2,854,253
	Ventas Realty, LP
800,000	4.250%, 3/1/2022	777,360
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,690,835
	WEA Finance, LLC
1,940,000	5.700%, 10/1/2016[f]	2,135,273
2,790,000	7.125%, 4/15/2018[f]	3,287,052
	WellPoint, Inc.
3,215,000	3.700%, 8/15/2021	3,336,562
	Wells Fargo & Company
2,520,000	2.625%, 12/15/2016	2,576,579
3,815,000	4.600%, 4/1/2021	4,091,278
	Willis North America, Inc.
3,500,000	6.200%, 3/28/2017	3,916,469
1,900,000	7.000%, 9/29/2019	2,197,994
	ZFS Finance USA Trust II
2,500,000	6.450%, 12/15/2065[f]	2,475,000

	Total	404,772,979

Foreign Government (5.1%)
	Brazil Government International Bond
1,930,000	4.875%, 1/22/2021	2,184,760
	Canada Government International Bond
3,875,000	0.875%, 2/14/2017	3,828,016
	Chile Government International Bond
4,520,000	3.250%, 9/14/2021	4,587,800
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,601,223
	Hydro Quebec
3,200,000	2.000%, 6/30/2016	3,291,853
	Korea Development Bank
2,500,000	4.375%, 8/10/2015	2,634,998
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020	3,614,625
2,230,000	6.050%, 1/11/2040	2,687,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Foreign Government (5.1%) - continued
	Peru Government International Bond
$1,290,000	5.625%, 11/18/2050	$1,444,800
	Province of British Columbia
3,830,000	2.100%, 5/18/2016	3,993,238
3,250,000	2.650%, 9/22/2021	3,336,288
	Province of Manitoba
4,515,000	1.300%, 4/3/2017	4,482,004
	Province of New Brunswick
3,850,000	2.750%, 6/15/2018	4,050,731
	Province of Ontario
10,500,000	2.300%, 5/10/2016	10,873,884
3,230,000	1.600%, 9/21/2016	3,257,575
8,680,000	3.000%, 7/16/2018	9,188,388
	Province of Quebec
3,230,000	5.125%, 11/14/2016	3,761,309
4,507,000	2.750%, 8/25/2021	4,524,397
	Russia Government International Bond
1,950,000	3.250%, 4/4/2017[f]	1,966,243

	Total	76,309,282

Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
13,000,000	3.000%, 4/1/2027[c]	13,440,778
5,085,000	3.000%, 5/1/2027[c]	5,243,113
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
11,375,000	3.000%, 4/1/2027[c]	11,774,900
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
5,000,000	3.500%, 4/1/2042[c]	5,134,375
35,575,000	5.500%, 4/1/2042[c]	38,760,065

	Total	74,353,231

Technology (1.2%)
	Amkor Technology, Inc.
1,300,000	6.625%, 6/1/2021	1,343,875
	CA, Inc.
3,075,000	5.375%, 12/1/2019	3,351,796
	Equinix, Inc.
1,800,000	8.125%, 3/1/2018	1,980,000
640,000	7.000%, 7/15/2021	702,400
	Hewlett-Packard Company
3,200,000	2.650%, 6/1/2016	3,243,866
1,300,000	2.600%, 9/15/2017	1,299,199
1,300,000	4.650%, 12/9/2021	1,359,976
	Seagate HDD Cayman
1,260,000	7.750%, 12/15/2018	1,379,700
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,424,961
1,950,000	2.950%, 3/15/2017	1,970,430

	Total	18,056,203

Transportation (1.5%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
2,600,000	8.250%, 1/15/2019	2,710,500

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Transportation (1.5%) - continued
	Continental Airlines, Inc.
$2,200,000	6.750%, 9/15/2015[f]	$2,208,250
1,042,716	7.250%, 11/10/2019	1,163,984
	CSX Corporation
1,293,000	7.900%, 5/1/2017	1,617,368
1,280,000	4.250%, 6/1/2021	1,371,415
1,807,000	6.220%, 4/30/2040	2,145,916
	Delta Air Lines, Inc.
2,478,366	4.950%, 11/23/2019[g]	2,630,290
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[f]	3,740,324
1,915,000	4.500%, 8/16/2021[f]	1,963,802
	Kansas City Southern de Mexico SA de CV
480,000	6.125%, 6/15/2021	516,600
	Navios Maritime Holdings, Inc.
1,510,000	8.875%, 11/1/2017[g]	1,547,750
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
480,000	9.250%, 4/15/2019	420,000
	Railamerica, Inc.
226,000	9.250%, 7/1/2017	238,148

	Total	22,274,347

U.S. Government and Agencies (6.4%)
	Federal Home Loan Mortgage Corporation
4,500,000	1.250%, 5/12/2017	4,493,921
3,250,000	2.375%, 1/13/2022	3,190,460
	U.S. Treasury Bonds
2,000,000	3.875%, 8/15/2040	2,212,188
1,500,000	4.375%, 5/15/2041	1,803,282
7,760,000	3.125%, 11/15/2041	7,443,539
	U.S. Treasury Bonds, TIPS
6,504,938	0.625%, 7/15/2021	7,038,037
	U.S. Treasury Notes
3,225,000	1.000%, 8/31/2016	3,238,858
8,400,000	1.000%, 10/31/2016	8,421,000
3,000,000	3.000%, 2/28/2017	3,283,125
3,190,000	2.875%, 3/31/2018	3,475,106
7,110,000	2.375%, 6/30/2018	7,521,043
5,160,000	3.625%, 2/15/2020	5,853,375
9,500,000	3.500%, 5/15/2020	10,686,018
7,020,000	2.625%, 11/15/2020	7,382,520
7,605,000	3.125%, 5/15/2021	8,277,571
7,470,000	2.000%, 11/15/2021	7,353,864
	U.S. Treasury Notes, TIPS
3,983,208	0.125%, 4/15/2016	4,207,264

	Total	95,881,171

U.S. Municipals (0.5%)
	California General Obligation Bonds (Build America Bonds)
1,280,000	7.950%, 3/1/2036	1,483,789
	Denver, Colorado City & County Airport Revenue Bonds
2,550,000	5.250%, 11/15/2022	2,940,788
	Illinois State General Obligation Bonds
3,175,000	5.877%, 3/1/2019	3,492,087

	Total	7,916,664

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Utilities (4.5%)
	AES Corporation
$1,565,000	7.750%, 10/15/2015	$1,744,975
740,000	7.375%, 7/1/2021[f]	817,700
	Ameren Illinois Company
3,200,000	6.125%, 11/15/2017	3,709,066
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	1,971,989
	Columbus Southern Power Company
2,400,000	6.050%, 5/1/2018	2,837,018
	Comision Federal de Electricidad
1,125,000	4.875%, 5/26/2021[f]	1,192,500
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,804,964
	Dolphin Subsidiary II, Inc.
3,230,000	6.500%, 10/15/2016[f]	3,472,250
	DTE Energy Company
2,500,000	6.375%, 4/15/2033	3,039,193
	Enterprise Products Operating, LLC
2,600,000	7.034%, 1/15/2068	2,795,000
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,165,422
2,500,000	4.000%, 10/1/2020	2,569,280
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,602,166
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[f]	3,424,383
2,600,000	6.050%, 1/31/2018[f]	2,988,448
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,621,649
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,279,693
3,200,000	5.450%, 9/15/2020	3,537,485
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	1,907,286
	Ohio Power Company
2,200,000	5.375%, 10/1/2021	2,523,422
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,009,564
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,449,198
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[i]	2,639,880
	Southern Star Central Corporation
1,600,000	6.750%, 3/1/2016	1,624,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	3,119,347
	Union Electric Company
2,900,000	6.400%, 6/15/2017	3,475,728

	Total	67,321,606

	Total Long-Term Fixed Income (cost $1,368,264,638)	1,434,323,680

Shares	Preferred Stock (0.9%)	Value
Financials (0.9%)
83,918	Citigroup Capital XII, 8.500%	$2,148,301
22,000	Citigroup, Inc., Convertible[k]	2,277,660
359,990	Federal National Mortgage Association, 8.250%[i,l]	496,786
81,250	HSBC Holdings plc, 8.000%[i]	2,218,937
129,063	Royal Bank of Scotland Group plc, 7.250%[i,l]	2,452,197
147,000	U.S. Bancorp, 6.500%[i]	3,996,930

	Total	13,590,811

	Total Preferred Stock (cost $19,199,011)	13,590,811

Shares	Common Stock (0.1%)	Value
Financials (0.1%)
17,331	CIT Group, Inc.[l]	714,730

	Total	714,730

	Total Common Stock (cost $554,987)	714,730

Shares	Collateral Held for Securities Loaned (0.7%)	Value
11,058,317	Thrivent Financial Securities Lending Trust	11,058,317

	Total Collateral Held for Securities Loaned (cost $11,058,317)	11,058,317

Principal Amount	Short-Term Investments (6.5%)[m]	Value
	Chariot Funding, LLC
3,156,000	0.080%, 4/2/2012[f,n]	3,155,986
	Federal Home Loan Bank Discount Notes
5,000,000	0.075%, 4/9/2012[n]	4,999,906
20,000,000	0.085%, 4/13/2012[n]	19,999,386
43,900,000	0.087%, 4/18/2012[n]	43,898,106
9,000,000	0.085%, 5/9/2012[n]	8,999,171
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.080%, 4/16/2012[n]	4,999,822
	Federal National Mortgage Association Discount Notes
800,000	0.120%, 7/18/2012[n,o]	799,710
	Straight-A Funding, LLC
10,000,000	0.180%, 5/11/2012[f,n]	9,997,950

	Total Short-Term Investments (at amortized cost)	96,850,037

	Total Investments (cost $1,508,996,496) 104.7%	$1,569,756,954

	Other Assets and Liabilities, Net (4.7%)	(69,952,960)

	Total Net Assets 100.0%	$1,499,803,994

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

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Schedule of Investments as of March 30, 2012

(unaudited)

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
e	All or a portion of the security is insured or guaranteed.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $269,092,197 or 17.9% of total net assets.

g	All or a portion of the security is on loan.
h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of March 30, 2012.

Security	Acquisition Date	Cost
JBS Finance II, Ltd.	7/22/2010	$1,232,925
Preferred Term Securities XXIII, Ltd.	9/14/2006	$4,632,117
Wachovia Bank Commercial Mortgage Trust	5/2/2007	$7,500,397

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
k

Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.

l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
o	At March 30, 2012, $799,710 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$86,943,100
Gross unrealized depreciation	(26,182,642)

Net unrealized appreciation (depreciation)	$60,760,458

Cost for federal income tax purposes	$1,508,996,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	1,323,653	–	1,323,653	–
Consumer Cyclical	2,578,633	–	2,578,633	–
Consumer Non-Cyclical	1,930,648	–	1,930,648	–
Technology	4,861,897	–	3,790,559	1,071,338
Transportation	2,524,548	–	2,524,548	–
Long-Term Fixed Income
Asset-Backed Securities	14,897,536	–	14,897,536	–
Basic Materials	84,181,288	–	84,181,288	–
Capital Goods	40,528,571	–	40,528,571	–
Collateralized Mortgage Obligations	14,627,799	–	14,627,799	–
Commercial Mortgage-Backed Securities	28,697,419	–	28,697,419	–
Communications Services	134,615,723	–	134,615,723	–
Consumer Cyclical	77,096,680	–	77,096,680	–
Consumer Non-Cyclical	113,334,096	–	113,334,096	–
Energy	159,459,085	–	158,660,245	798,840
Financials	404,772,979	–	403,561,075	1,211,904
Foreign Government	76,309,282	–	76,309,282	–
Mortgage-Backed Securities	74,353,231	–	74,353,231	–
Technology	18,056,203	–	18,056,203	–
Transportation	22,274,347	–	22,274,347	–
U.S. Government and Agencies	95,881,171	–	95,881,171	–
U.S. Municipals	7,916,664	–	7,916,664	–
Utilities	67,321,606	–	67,321,606	–
Preferred Stock
Financials	13,590,811	13,590,811	–	–
Common Stock
Financials	714,730	714,730	–	–
Collateral Held for Securities Loaned	11,058,317	11,058,317	–	–
Short-Term Investments	96,850,037	–	96,850,037	–

Total	$1,569,756,954	$25,363,858	$1,541,311,014	$3,082,082

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,189,474	3,189,474	–	–

Total Asset Derivatives	$3,189,474	$3,189,474	$–	$–

Liability Derivatives
Futures Contracts	2,349,116	2,349,116	–	–
Credit Default Swaps	91,122	–	91,122	–

Total Liability Derivatives	$2,440,238	$2,349,116	$91,122	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Bank Loans
Technology	–	–	8,438	1,062,900	–	–	–	1,071,338
Long-Term Fixed Income
Communications Services	3,644,375	–	–	–	–	–	(3,644,375)	–
Energy	–	–	–	798,840	–	–	–	798,840
Financials	3,096,139	–	(8,960)	–	–	–	(1,875,275)	1,211,904

Total	$6,740,514	$–	($522)	$1,861,740	$–	$–	($5,519,650)	$3,082,082

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

*

The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 30, 2012 of $(522). The significant unobservable input used in the fair value measurement of the Bank Loans and Long-Term Fixed Income Energy Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 securities are market activity, dividends, interest rates, credit spread of issuers and the implied volatility of any underlying security. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	315	June 2012	$69,399,398	$69,344,298	($55,100)
5-Yr. U.S. Treasury Bond Futures	(595)	June 2012	(73,369,123)	(72,910,741)	458,382
10-Yr. U.S. Treasury Bond Futures	(1,435)	June 2012	(188,541,177)	(185,810,085)	2,731,092
20-Yr. U.S. Treasury Bond Futures	600	June 2012	84,944,016	82,650,000	(2,294,016)
Total Futures Contracts					$840,358

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 17, 5 Year, at 5.00%; Bank of America	Buy	12/20/2016	$9,409,000	($249,630)	$158,508	($91,122)
Total Credit Default Swaps					$158,508	($91,122)

1

As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Income Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$27,407,116	$28,039,899	$44,388,698	11,058,317	$11,058,317	$19,285
Total Value and Income Earned	27,407,116				11,058,317	19,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Bond Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (108.7%)	Value
Asset-Backed Securities (3.0%)
	Countrywide Asset-Backed Certificates
$305,668	5.549%, 8/25/2021[a]	$269,495
	Countrywide Home Loans, Inc.
419,062	6.085%, 6/25/2021[a]	292,226
	Credit Based Asset Servicing and Securitization, LLC
372,520	5.501%, 12/25/2036	239,612
	First Horizon ABS Trust
1,042,381	0.372%, 10/25/2026[a,b]	767,554
948,794	0.402%, 10/25/2034[a,b]	600,430
	GMAC Mortgage Corporation Loan Trust
1,177,228	0.422%, 8/25/2035[a,b]	778,540
1,434,933	0.422%, 12/25/2036[a,b]	1,015,077
	Green Tree Financial Corporation
19,483	6.330%, 11/1/2029	20,710
	IndyMac Seconds Asset-Backed Trust
509,147	0.412%, 10/25/2036[a,b]	91,851
	Wachovia Asset Securitization, Inc.
1,191,693	0.382%, 7/25/2037[a,b,c]	881,798

	Total	4,957,293

Basic Materials (0.5%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	34,876
	Freeport-McMoRan Copper & Gold, Inc.
250,000	3.550%, 3/1/2022	240,104
	Rio Tinto Alcan, Inc.
500,000	5.200%, 1/15/2014	536,519

	Total	811,499

Capital Goods (1.4%)
	Boeing Capital Corporation
375,000	2.125%, 8/15/2016	387,402
	General Electric Company
600,000	5.000%, 2/1/2013	621,858
	John Deere Capital Corporation
325,000	0.681%, 6/16/2014[b]	325,512
	Republic Services, Inc.
500,000	5.250%, 11/15/2021	570,102
	United Technologies Corporation
275,000	6.050%, 6/1/2036	342,402

	Total	2,247,276

Collateralized Mortgage Obligations (<0.1%)
	Bear Stearns Mortgage Funding Trust
179,798	0.522%, 8/25/2036[b]	50,961

	Total	50,961

Commercial Mortgage-Backed Securities (5.8%)
	Banc of America Commercial Mortgage, Inc.
645,000	5.633%, 6/10/2049	716,267
	Bear Stearns Commercial Mortgage Securities, Inc.
893,413	0.392%, 3/15/2022[b,d]	891,244

Principal Amount	Long-Term Fixed Income (108.7%)	Value
Commercial Mortgage-Backed Securities (5.8%) - continued
	Commercial Mortgage Pass - Through Certificates
$2,500,000	0.372%, 12/15/2020[b,d]	$2,252,690
500,000	5.306%, 12/10/2046	559,008
	Credit Suisse Mortgage Capital Certificates
1,045,484	0.412%, 10/15/2021[b,d]	974,103
235,000	5.467%, 9/15/2039	259,183
	GE Capital Commercial Mortgage Corporation
384,266	4.641%, 3/10/2040	393,163
	GS Mortgage Securities Corporation II
2,000,000	1.260%, 3/6/2020[b,d]	1,967,200
	LB-UBS Commercial Mortgage Trust
900,000	4.786%, 10/15/2029	966,633
	Morgan Stanley Capital I
500,000	3.224%, 7/15/2049	528,200

	Total	9,507,691

Communications Services (1.5%)
	AT&T, Inc.
300,000	6.400%, 5/15/2038	356,263
	BellSouth Corporation
27,000	6.875%, 10/15/2031	32,531
	CBS Corporation
350,000	7.875%, 9/1/2023	434,650
	CenturyLink, Inc.
250,000	5.800%, 3/15/2022	244,128
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	154,930
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	515,912
	Time Warner Cable, Inc.
300,000	7.300%, 7/1/2038	378,299
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	36,568
	Vodafone Group plc
350,000	1.625%, 3/20/2017	345,102

	Total	2,498,383

Consumer Cyclical (1.4%)
	California Institute of Technology
325,000	4.700%, 11/1/2111	323,316
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	39,303
	Target Corporation
27,000	7.000%, 7/15/2031	34,362
	Time Warner, Inc.
27,000	7.625%, 4/15/2031	34,570
	Toyota Motor Credit Corporation
500,000	1.250%, 11/17/2014	505,846
	Wal-Mart Stores, Inc.
527,000	7.550%, 2/15/2030	766,470
	Walt Disney Company
500,000	5.625%, 9/15/2016	589,540

	Total	2,293,407

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Bond Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (108.7%)	Value
Consumer Non-Cyclical (2.3%)
	AmerisourceBergen Corporation
$500,000	4.875%, 11/15/2019	$560,917
	Boston Scientific Corporation
275,000	7.000%, 11/15/2035	329,438
	Colgate-Palmolive Company
500,000	1.250%, 5/1/2014	507,439
	GlaxoSmithKline Capital, Inc.
300,000	6.375%, 5/15/2038	396,345
	Grupo Bimbo SAB de CV
300,000	4.500%, 1/25/2022[d]	305,514
	Kellogg Company
600,000	4.250%, 3/6/2013	620,419
27,000	7.450%, 4/1/2031	35,396
	Kraft Foods, Inc.
27,000	6.500%, 11/1/2031	32,424
	Philip Morris International, Inc.
300,000	6.375%, 5/16/2038	372,860
	Wyeth
550,000	6.000%, 2/15/2036	689,295

	Total	3,850,047

Energy (1.8%)
	Anadarko Finance Company
27,000	7.500%, 5/1/2031	33,354
	BP Capital Markets plc
350,000	1.101%, 12/6/2013[b]	352,453
	Cameron International Corporation
200,000	4.500%, 6/1/2021	215,255
	ConocoPhillips Holding Company
27,000	6.950%, 4/15/2029	36,274
	Devon Financing Corporation, ULC
27,000	7.875%, 9/30/2031	37,251
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	515,901
	Petrobras International Finance Company
325,000	5.375%, 1/27/2021	349,940
	Petro-Canada
300,000	6.800%, 5/15/2038	382,762
	Phillips 66
325,000	1.950%, 3/5/2015[d]	327,248
275,000	4.300%, 4/1/2022[d]	279,730
	Valero Energy Corporation
500,000	4.750%, 6/15/2013	518,969

	Total	3,049,137

Financials (8.8%)
	African Development Bank
250,000	6.875%, 10/15/2015	287,597
	AXA SA
27,000	8.600%, 12/15/2030	29,815
	Bank of America Corporation
150,000	5.875%, 2/7/2042	149,191
	Barclays Bank plc
500,000	2.375%, 1/13/2014	503,613
300,000	5.000%, 9/22/2016	322,669
	Bear Stearns Companies, LLC
500,000	4.650%, 7/2/2018	534,234
	Chubb Corporation
600,000	6.500%, 5/15/2038	779,555

Principal Amount	Long-Term Fixed Income (108.7%)	Value
Financials (8.8%) - continued
	Citigroup, Inc.
$500,000	1.511%, 4/1/2014[b]	$491,264
250,000	4.700%, 5/29/2015	264,727
	Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
350,000	4.750%, 1/15/2020[d]	366,954
	Credit Suisse AG/Guernsey
650,000	1.625%, 3/6/2015[d]	651,406
	Danske Bank AS
400,000	3.875%, 4/14/2016[d]	394,467
	FUEL Trust
150,000	4.207%, 4/15/2016[d]	153,942
200,000	3.984%, 6/15/2016[d]	202,916
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	522,137
	HCP, Inc.
325,000	3.750%, 2/1/2016	335,138
	Health Care REIT, Inc.
450,000	6.125%, 4/15/2020	496,651
	HSBC Finance Corporation
650,000	6.375%, 11/27/2012	671,501
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	343,522
	International Lease Finance Corporation
850,000	5.875%, 5/1/2013	869,125
	J.P. Morgan Chase & Company
250,000	3.450%, 3/1/2016	260,665
	Lloyds TSB Bank plc
350,000	5.800%, 1/13/2020[d]	359,476
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	207,497
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d,e]	348,809
	MetLife, Inc.
200,000	5.000%, 6/15/2015	221,200
	New York Life Global Funding
750,000	1.300%, 1/12/2015[d]	753,959
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	325,338
	Northern Trust Corporation
500,000	3.450%, 11/4/2020	512,407
	Preferred Term Securities XXIII, Ltd.
992,597	0.674%, 12/22/2036[b,c]	496,298
	Prudential Financial, Inc.
275,000	5.700%, 12/14/2036	293,061
	Royal Bank of Canada
500,000	1.253%, 10/30/2014[b]	505,204
	SSIF Nevada, LP
500,000	1.267%, 4/14/2014[b,d]	496,187
	UBS AG/London
500,000	1.875%, 1/23/2015[d]	503,627
	University of Pennsylvania
325,000	4.674%, 9/1/2112[e]	328,071
	Ventas Realty, LP
175,000	4.250%, 3/1/2022	170,047
	Wachovia Bank NA
350,000	4.875%, 2/1/2015	377,235

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Bond Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (108.7%)	Value
Financials (8.8%) - continued
	Washington Mutual Bank
$500,000	5.500%, 1/15/2013[f,g]	$0

	Total	14,529,505

Foreign Government (3.1%)
	Bank Nederlandse Gemeenten NV
500,000	4.375%, 2/16/2021[d]	536,579
	Chile Government International Bond
350,000	3.875%, 8/5/2020	376,250
	Finland Government International Bond
500,000	2.250%, 3/17/2016[d]	523,734
	Hydro-Quebec
27,000	8.400%, 1/15/2022	38,101
	Italy Government International Bond
700,000	5.375%, 6/12/2017	718,038
	Nova Scotia Government Notes
250,000	7.250%, 7/27/2013	272,718
	Province of British Columbia
750,000	2.650%, 9/22/2021	769,913
	Province of Manitoba
600,000	1.300%, 4/3/2017	595,615
	Province of New Brunswick
250,000	2.750%, 6/15/2018	263,035
	Quebec Government Notes
400,000	4.875%, 5/5/2014	435,062
400,000	7.500%, 7/15/2023	552,654

	Total	5,081,699

Mortgage-Backed Securities (31.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
515	6.500%, 10/1/2012	520
619	6.500%, 1/1/2013	639
845	6.000%, 9/1/2013	913
657	5.500%, 3/1/2014	710
4,851	6.000%, 4/1/2014	5,236
2,418	7.000%, 10/1/2014	2,556
4,401	6.500%, 3/1/2016	4,757
11,081	6.000%, 6/1/2016	11,981
10,132	6.000%, 9/1/2016	10,955
124,955	7.000%, 6/1/2017	135,824
161,577	5.500%, 12/1/2017	175,133
10,000,000	3.000%, 4/1/2027[e]	10,339,060
4,100,000	3.000%, 5/1/2027[e]	4,227,485
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,181	6.500%, 4/1/2024	4,727
3,772	7.000%, 5/1/2024	4,349
1,181	7.500%, 8/1/2025	1,369
13,860	8.500%, 11/1/2025	16,517
1,493	8.000%, 1/1/2026	1,754
1,610	7.000%, 4/1/2027	1,880
2,169	7.500%, 7/1/2027	2,517
4,359	7.000%, 8/1/2027	5,091
2,215	7.500%, 10/1/2027	2,576
2,612	7.000%, 5/1/2028	3,062
15,205	6.000%, 8/1/2028	17,015
5,774	6.500%, 2/1/2029	6,601

Principal Amount	Long-Term Fixed Income (108.7%)	Value
Mortgage-Backed Securities (31.8%) - continued
$16,178	6.000%, 3/1/2029	$18,105
8,763	7.500%, 10/1/2029	10,227
4,054	7.500%, 11/1/2029	4,731
5,209	6.500%, 5/1/2031	5,930
23,564	6.000%, 6/1/2031	26,370
6,702	7.000%, 6/1/2031	7,796
6,461	7.000%, 6/1/2031	7,516
19,641	6.000%, 7/1/2031	21,981
6,819	7.000%, 9/1/2031	7,933
9,995	6.500%, 10/1/2031	11,377
23,620	6.000%, 1/1/2032	26,433
106,261	6.000%, 1/1/2032	118,916
14,926	7.000%, 5/1/2032	17,307
110,822	6.500%, 7/1/2032	126,144
119,197	6.500%, 10/1/2032	135,677
159,265	6.000%, 11/1/2032	178,234
	Federal National Mortgage Association Conventional 15 - Yr. Pass Through
89	8.000%, 7/1/2012	90
268	6.500%, 12/1/2012	271
1,103	6.500%, 6/1/2013	1,139
2,775	6.000%, 12/1/2013	2,997
	Federal National Mortgage Association Conventional 30 - Yr. Pass Through
3,720	10.500%, 8/1/2020	4,308
2,649	8.000%, 12/1/2024	3,091
3,292	7.000%, 10/1/2025	3,773
13,322	6.500%, 11/1/2025	15,169
596	8.500%, 12/1/2025	710
2,389	7.500%, 1/1/2026	2,766
3,734	6.500%, 5/1/2026	4,272
2,121	8.000%, 9/1/2026	2,492
4,764	7.500%, 2/1/2027	5,523
3,421	7.000%, 3/1/2027	3,936
4,303	9.000%, 11/1/2027	5,181
1,920	7.000%, 1/1/2028	2,217
37,688	7.500%, 2/1/2028	43,778
3,307	6.000%, 5/1/2028	3,694
1,443	6.500%, 9/1/2028	1,651
9,927	7.000%, 10/1/2028	11,496
24,292	7.500%, 11/1/2028	28,162
6,347	6.500%, 2/1/2029	7,261
19,939	6.000%, 3/1/2029	22,276
9,372	7.000%, 3/1/2029	10,860
24,833	6.500%, 4/1/2029	28,408
2,478	6.500%, 8/1/2029	2,835
7,427	7.500%, 8/1/2029	8,658
6,136	7.000%, 10/1/2029	7,110
6,936	7.500%, 12/1/2029	8,086
4,292	8.000%, 4/1/2030	5,072
1,729	7.500%, 12/1/2030	2,019
25,037	6.000%, 5/1/2031	27,970
104,368	6.500%, 4/1/2032	118,872
74,772	6.500%, 5/1/2032	85,163
63,532	7.000%, 5/1/2032	73,648
299,458	6.500%, 7/1/2032	341,075
135,200	6.500%, 8/1/2032	153,989
4,800,000	3.500%, 4/1/2042[e]	4,929,000
1,000,000	4.000%, 4/1/2042[e]	1,048,438
26,800,000	5.500%, 4/1/2042[e]	29,199,431

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Bond Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (108.7%)	Value
Mortgage-Backed Securities (31.8%) - continued
	Government National Mortgage Association 15-Yr. Pass Through
$1,892	7.000%, 9/15/2013	$1,963
	Government National Mortgage Association 30-Yr. Pass Through
4,666	7.500%, 3/15/2023	5,295
1,594	7.000%, 1/15/2024	1,836
2,365	9.000%, 9/15/2024	2,788
2,530	8.000%, 6/15/2025	2,937
1,783	8.000%, 9/15/2026	2,072
7,659	7.500%, 10/15/2027	8,808
6,200	7.000%, 11/15/2027	7,281
1,517	7.000%, 1/15/2028	1,792
6,472	6.500%, 7/15/2028	7,556
4,167	7.000%, 8/15/2028	4,923
46,931	7.500%, 11/15/2028	54,064
7,945	6.500%, 12/15/2028	9,276
28,796	6.500%, 3/15/2029	33,619
2,879	6.500%, 4/15/2029	3,361
5,507	8.000%, 10/15/2030	6,432
10,944	7.500%, 1/15/2031	12,667
4,604	7.000%, 4/15/2031	5,475
14,651	6.500%, 6/15/2031	17,031
15,650	7.000%, 9/15/2031	18,610
166,918	6.500%, 1/15/2032	193,412
24,871	6.500%, 4/15/2032	28,818

	Total	52,364,807

Technology (0.7%)
	Hewlett-Packard Company
200,000	4.300%, 6/1/2021	203,969
	International Business Machines Corporation
500,000	1.000%, 8/5/2013	503,204
	Xerox Corporation
400,000	4.500%, 5/15/2021	411,498

	Total	1,118,671

Transportation (0.7%)
	Continental Airlines, Inc.
350,000	4.150%, 4/11/2024	344,313
	Delta Air Lines, Inc.
285,965	4.950%, 11/23/2019	303,495
	Union Pacific Corporation
437,000	4.163%, 7/15/2022	472,158

	Total	1,119,966

U.S. Government and Agencies (43.5%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,031,859
	Federal Home Loan Banks
1,000,000	3.625%, 5/29/2013	1,038,740
5,000,000	0.370%, 9/16/2013[b]	5,008,265
850,000	4.500%, 9/16/2013	901,387
1,000,000	3.625%, 10/18/2013	1,050,123
1,000,000	1.375%, 5/28/2014	1,021,311
3,750,000	5.000%, 11/17/2017	4,492,770

Principal Amount	Long-Term Fixed Income (108.7%)	Value
U.S. Government and Agencies (43.5%) - continued
	Federal Home Loan Mortgage Corporation
$500,000	3.750%, 6/28/2013	$521,892
1,000,000	5.125%, 11/17/2017	1,200,020
350,000	6.750%, 3/15/2031	503,852
	Federal National Mortgage Association
500,000	5.960%, 9/11/2028	653,982
100,000	6.250%, 5/15/2029	135,732
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	281,973
	Tennessee Valley Authority
250,000	6.000%, 3/15/2013	263,626
350,000	5.250%, 9/15/2039	419,651
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,266,797
500,000	3.500%, 2/15/2039	519,453
4,700,000	3.125%, 11/15/2041	4,508,329
	U.S. Treasury Notes
1,000,000	0.375%, 8/31/2012	1,000,898
2,100,000	0.250%, 11/30/2013	2,097,784
2,750,000	2.000%, 11/30/2013	2,826,376
500,000	1.500%, 12/31/2013	510,254
1,500,000	2.250%, 5/31/2014	1,560,000
2,000,000	4.250%, 8/15/2014	2,179,532
3,000,000	2.375%, 8/31/2014	3,138,984
570,000	0.250%, 2/15/2015	565,903
600,000	1.250%, 10/31/2015	611,953
3,150,000	2.000%, 1/31/2016	3,298,888
4,000,000	2.625%, 2/29/2016	4,284,064
1,500,000	1.000%, 10/31/2016	1,503,750
1,675,000	0.875%, 2/28/2017[h]	1,663,223
3,250,000	3.000%, 2/28/2017	3,556,719
1,000,000	2.250%, 11/30/2017	1,054,922
4,500,000	2.375%, 6/30/2018	4,760,154
3,250,000	1.500%, 8/31/2018	3,258,885
4,025,000	1.250%, 1/31/2019	3,940,725
3,175,000	2.000%, 2/15/2022	3,113,980

	Total	71,746,756

U.S. Municipals (0.3%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
350,000	5.720%, 12/1/2038	434,332

	Total	434,332

Utilities (2.1%)
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	476,752
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	333,688
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	33,239
	Kinder Morgan Energy Partners, LP
300,000	5.300%, 9/15/2020	329,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Bond Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (108.7%)	Value
Utilities (2.1%) - continued
	National Rural Utilities Cooperative Finance Corporation
$27,000	8.000%, 3/1/2032	$37,379
	Oncor Electric Delivery Company
475,000	6.375%, 1/15/2015	537,735
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	317,559
	Progress Energy, Inc.
400,000	7.000%, 10/30/2031	508,304
	Sempra Energy
325,000	2.300%, 4/1/2017	328,958
	Southern California Edison Company
225,000	5.000%, 1/15/2014	242,597
	Xcel Energy, Inc.
275,000	6.500%, 7/1/2036	348,812

	Total	3,494,589

	Total Long-Term Fixed Income (cost $176,355,669)	179,156,019

Shares	Collateral Held for Securities Loaned (0.5%)	Value
862,750	Thrivent Financial Securities Lending Trust	862,750

	Total Collateral Held for Securities Loaned (cost $862,750)	862,750

Principal Amount	Short-Term Investments (20.6%)[i]	Value
	Federal Home Loan Bank Discount Notes
3,000,000	0.060%, 4/4/2012[j]	2,999,980
21,000,000	0.075%, 4/11/2012[j]	20,999,519
10,000,000	0.085%, 4/13/2012[j]	9,999,693

	Total Short-Term Investments (at amortized cost)	33,999,192

	Total Investments (cost $211,217,611) 129.8%	$214,017,961

	Other Assets and Liabilities, Net (29.8%)	(49,154,483)

	Total Net Assets 100.0%	$164,863,478

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of March 30, 2012.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$992,597
Wachovia Asset Securitization, Inc.	3/16/2007	$1,191,693

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $13,285,965 or 8.1% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	Security is fair valued.
h	All or a portion of the security is on loan.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,195,017
Gross unrealized depreciation	(4,394,667)

Net unrealized appreciation (depreciation)	$2,800,350

Cost for federal income tax purposes	$211,217,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

Bond Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	4,957,293	–	4,957,293	–
Basic Materials	811,499	–	811,499	–
Capital Goods	2,247,276	–	2,247,276	–
Collateralized Mortgage Obligations	50,961	–	50,961	–
Commercial Mortgage-Backed Securities	9,507,691	–	9,507,691	–
Communications Services	2,498,383	–	2,498,383	–
Consumer Cyclical	2,293,407	–	2,293,407	–
Consumer Non-Cyclical	3,850,047	–	3,850,047	–
Energy	3,049,137	–	3,049,137	–
Financials	14,529,505	–	14,529,505	–
Foreign Government	5,081,699	–	5,081,699	–
Mortgage-Backed Securities	52,364,807	–	52,364,807	–
Technology	1,118,671	–	1,118,671	–
Transportation	1,119,966	–	1,119,966	–
U.S. Government and Agencies	71,746,756	–	71,746,756	–
U.S. Municipals	434,332	–	434,332	–
Utilities	3,494,589	–	3,494,589	–
Collateral Held for Securities Loaned	862,750	862,750	–	–
Short-Term Investments	33,999,192	–	33,999,192	–

Total	$214,017,961	$862,750	$213,155,211	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Bond Index Portfolio.

Investments in Securities	Value December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Long-Term Fixed Income
Financials	401,845	–	(50)	–	–	50	(401,845)	–^

Total	$401,845	$–	($50)	$–	$–	$50	($401,845)	$–

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

*

The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on March 30, 2012 of ($498,425).

^	The security in this section at March 30, 2012 is fair valued at $0.

The significant input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Level 3 security is the lack of marketability. Significant increases or decreases in the inputs in isolation would result in a significantly higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

Bond Index Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$4,114,838	$11,471,688	$14,723,776	862,750	$862,750	$1,296
Total Value and Income Earned	4,114,838				862,750	1,296

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

Limited Maturity Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value
Asset-Backed Securities (10.6%)
	Avis Budget Rental Car Funding
$5,500,000	2.370%, 11/20/2014[a]	$5,580,542
	Bank of America Auto Trust
1,930,913	1.390%, 3/15/2014[a]	1,935,227
	Carrington Mortgage Loan Trust
1,400,000	0.392%, 8/25/2036[b]	479,576
	Chrysler Financial Auto Securitization
1,212,189	2.820%, 1/15/2016	1,218,475
	Citibank Omni Master Trust
6,000,000	4.900%, 11/15/2018[a]	6,569,478
	CNH Equipment Trust
2,221,839	7.210%, 12/16/2013	2,236,867
	Countrywide Asset-Backed Certificates
611,337	5.549%, 8/25/2021[c]	538,990
	Countrywide Home Loans, Inc.
2,514,375	6.085%, 6/25/2021[c]	1,753,354
	Credit Based Asset Servicing and Securitization, LLC
1,788,095	5.501%, 12/25/2036	1,150,140
	Discover Card Master Trust
9,500,000	0.892%, 9/15/2015[b]	9,550,170
	Enterprise Fleet Financing, LLC
6,500,000	1.430%, 10/20/2016[a]	6,500,767
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[d]	2
	First Horizon ABS Trust
694,878	0.372%, 9/25/2029[b,c]	511,134
	First National Master Note Trust
7,500,000	1.592%, 7/15/2015[b]	7,526,985
	Fosse Master Issuer plc
6,500,000	1.965%, 10/18/2054[a,b]	6,537,401
	GE Capital Credit Card Master Note Trust
7,000,000	3.690%, 7/15/2015	7,066,668
	GMAC Mortgage Corporation Loan Trust
1,412,674	0.422%, 8/25/2035[b,c]	934,248
2,109,223	5.750%, 10/25/2036[c]	1,393,144
3,348,177	0.422%, 12/25/2036[b,c]	2,368,514
	GSAMP Trust
2,756,343	0.422%, 2/25/2036[b]	2,194,871
2,855,125	0.322%, 8/25/2036[b]	2,594,546
	John Deere Owner Trust
2,664,665	3.960%, 5/16/2016	2,680,432
	Mortgage Equity Conversion Asset Trust
5,995,608	0.680%, 1/25/2042[b,d]	4,796,486
5,918,186	0.660%, 2/25/2042[b,d]	4,734,549
	Nissan Auto Receivables Owner Trust
5,305,739	4.740%, 8/17/2015	5,387,946
	Renaissance Home Equity Loan Trust
3,789,024	5.608%, 5/25/2036	2,281,769
1,250,000	5.285%, 1/25/2037	547,452
	Santander Drive Auto Receivables Trust
1,857,158	0.950%, 8/15/2013	1,857,460
	SLM Student Loan Trust
11,893,405	0.630%, 4/27/2020[b]	11,824,043

Principal Amount	Long-Term Fixed Income (98.5%)	Value
Asset-Backed Securities (10.6%) - continued
$10,979,460	0.630%, 4/25/2022[b]	$10,885,816
5,991,944	0.640%, 4/25/2023[b]	5,977,611
3,543,804	0.642%, 3/25/2025[b]	3,530,706
9,847,412	0.762%, 3/25/2026[b]	9,784,606
	USAA Auto Owner Trust
4,236,675	4.770%, 9/15/2014	4,300,293
	Volkswagen Auto Loan Enhanced Trust
903,927	1.310%, 1/20/2014	905,749
	Wachovia Asset Securitization, Inc.
1,489,616	0.382%, 7/25/2037[b,c,d]	1,102,247
	Wachovia Student Loan Trust
7,517,862	0.670%, 7/27/2020[b]	7,477,905
	World Omni Auto Receivables Trust
1,631,879	1.340%, 12/16/2013	1,634,959
4,000,000	1.330%, 1/15/2018	3,995,344

	Total	152,346,472

Basic Materials (1.2%)
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,874,660
	BHP Billiton Finance USA, Ltd.
4,000,000	0.735%, 2/18/2014[b]	4,004,636
	Dow Chemical Company
2,000,000	2.500%, 2/15/2016	2,051,104
	Freeport-McMoRan Copper & Gold, Inc.
3,000,000	1.400%, 2/13/2015	2,988,618
1,250,000	2.150%, 3/1/2017	1,238,335
	Rio Tinto Finance USA plc
3,600,000	2.000%, 3/22/2017	3,608,132

	Total	16,765,485

Capital Goods (1.0%)
	CRH America, Inc.
2,000,000	4.125%, 1/15/2016	2,028,088
	Danaher Corporation
2,000,000	0.724%, 6/21/2013[b]	2,005,336
	Eaton Corporation
3,000,000	0.804%, 6/16/2014[b]	3,006,519
	John Deere Capital Corporation
5,000,000	0.981%, 10/4/2013[b]	5,031,310
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,961,441

	Total	15,032,694

Collateralized Mortgage Obligations (3.2%)
	American Home Mortgage Assets Trust
3,341,127	1.079%, 11/25/2046[b]	1,559,070
	Bear Stearns Adjustable Rate Mortgage Trust
1,814,001	2.400%, 10/25/2035[b]	1,563,845
	Chase Mortgage Finance Corporation
221,546	5.232%, 1/25/2036	9,501
	Countrywide Alternative Loan Trust
1,120,674	5.500%, 11/25/2035	1,079,795

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

Limited Maturity Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value
Collateralized Mortgage Obligations (3.2%) - continued
$1,152,939	5.500%, 2/25/2036	$864,068
2,044,758	6.000%, 1/25/2037	1,415,292
	Countrywide Home Loans, Inc.
2,544,551	2.818%, 3/20/2036	1,321,314
2,524,215	2.789%, 9/20/2036	1,249,207
	Deutsche Alt-A Securities, Inc.
4,218,495	0.929%, 4/25/2047[b]	2,737,343
	GSR Mortgage Loan Trust
3,368,271	0.432%, 8/25/2046[b]	2,772,077
	HomeBanc Mortgage Trust
1,966,686	2.362%, 4/25/2037	1,218,690
	Impac CMB Trust
1,032,696	0.762%, 4/25/2035[b]	848,232
740,134	0.882%, 8/25/2035[b]	539,298
	J.P. Morgan Alternative Loan Trust
4,024,764	2.783%, 3/25/2036	2,334,592
	J.P. Morgan Mortgage Trust
556,530	2.757%, 10/25/2036	437,994
	Master Asset Securitization Trust
2,457,941	0.742%, 6/25/2036[b]	1,308,163
	Permanent Master plc
10,000,000	2.067%, 7/15/2042[a,b]	10,048,560
	Residential Accredit Loans, Inc.
1,797,883	3.707%, 9/25/2035	1,096,445
	Wachovia Mortgage Loan Trust, LLC
1,870,158	2.792%, 5/20/2036	1,327,739
	WaMu Mortgage Pass-Through Certificates
3,603,442	1.039%, 10/25/2046[b]	2,282,982
3,515,864	0.979%, 12/25/2046[b]	2,080,502
3,684,600	0.899%, 1/25/2047[b]	2,064,798
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,441,011	1.079%, 9/25/2046[b]	1,455,310
5,126,451	0.908%, 2/25/2047[b]	2,327,204
	Washington Mutual Mortgage Pass-Through Certificates
1,223,128	0.532%, 10/25/2045[b]	977,003
	Wells Fargo Mortgage Backed Securities Trust
541,808	2.631%, 3/25/2036	468,292
1,490,768	2.668%, 3/25/2036	1,268,962

	Total	46,656,278

Commercial Mortgage-Backed Securities (6.4%)
	Bear Stearns Commercial Mortgage Securities, Inc.
5,954,501	5.613%, 6/11/2050	6,184,130
1,429,461	0.392%, 3/15/2022[a,b]	1,425,991
1,424,846	5.666%, 6/11/2040	1,478,289
2,000,000	5.331%, 2/11/2044	2,154,336
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,281,514
	Commercial Mortgage Pass-Through Certificates
1,500,000	5.306%, 12/10/2046	1,677,024

Principal Amount	Long-Term Fixed Income (98.5%)	Value
Commercial Mortgage-Backed Securities (6.4%) - continued
	Credit Suisse AG Guernsey
$2,000,000	2.600%, 5/27/2016[a]	$2,039,006
	Credit Suisse First Boston Mortgage Securities Corporation
6,068,477	4.691%, 4/15/2037	6,320,465
	Credit Suisse Mortgage Capital Certificates
4,000,000	5.467%, 9/15/2039	4,411,628
	General Electric Commercial Mortgage Corporation
1,250,000	5.305%, 11/10/2045	1,390,510
	Government National Mortgage Association
5,411,024	2.870%, 3/16/2051	5,594,344
9,590,585	2.164%, 3/16/2033	9,738,424
8,485,550	3.214%, 1/16/2040	8,852,779
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.074%, 1/5/2036	3,100,170
5,500,000	5.224%, 4/10/2037	5,993,235
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
6,500,000	5.429%, 12/12/2043	7,185,588
	LB-UBS Commercial Mortgage Trust
1,468,037	5.303%, 2/15/2040	1,468,733
	Morgan Stanley Capital, Inc.
2,400,000	5.406%, 3/15/2044	2,340,494
4,204,593	5.599%, 4/12/2049	4,320,985
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,246,300
	Network Rail Infrastructure Finance plc
6,000,000	1.500%, 1/13/2014[a,e]	6,088,800
	Wachovia Bank Commercial Mortgage Trust
2,500,000	5.765%, 7/15/2045	2,818,727
	WaMu Commercial Mortgage Securities Trust
61,175	3.830%, 1/25/2035[a]	61,309

	Total	93,172,781

Communications Services (1.6%)
	Alltel Corporation
2,675,000	7.000%, 7/1/2012	2,716,885
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,284,580
	Crown Castle Towers, LLC
2,500,000	3.214%, 8/15/2015[a]	2,528,672
1,650,000	4.174%, 8/15/2017[a]	1,702,510
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016[a]	2,054,442
	Qwest Communications International, Inc.
2,000,000	7.125%, 4/1/2018	2,135,000
	SBA Tower Trust
4,500,000	4.254%, 4/15/2015[a]	4,691,934
	Telemar Norte Leste SA
1,000,000	5.500%, 10/23/2020[a]	1,028,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

Limited Maturity Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value
Communications Services (1.6%) - continued
	Time Warner Cable, Inc.
$2,400,000	5.400%, 7/2/2012	$2,427,406

	Total	22,569,429

Consumer Cyclical (1.7%)
	American Honda Finance Corporation
5,000,000	1.850%, 9/19/2014[a]	5,083,610
	Daimler Finance North America, LLC
4,000,000	1.083%, 3/28/2014[a,b]	3,975,860
	Ford Motor Credit Company, LLC
2,750,000	7.000%, 4/15/2015	3,003,987
	KIA Motors Corporation
2,000,000	3.625%, 6/14/2016[a]	2,039,198
	Toyota Motor Credit Corporation
6,100,000	1.250%, 11/17/2014	6,171,321
	Volkswagen International Finance NV
4,000,000	1.625%, 3/22/2015[a]	3,999,876

	Total	24,273,852

Consumer Non-Cyclical (1.9%)
	Anheuser-Busch InBev Worldwide, Inc.
2,500,000	1.107%, 1/27/2014[b]	2,512,743
	Aristotle Holding, Inc.
3,000,000	2.650%, 2/15/2017[a]	3,033,903
	Bunge Limited Finance Corporation
1,500,000	4.100%, 3/15/2016	1,565,405
	Cargill, Inc.
2,146,000	4.307%, 5/14/2021[a]	2,276,942
	Celgene Corporation
2,500,000	2.450%, 10/15/2015	2,554,820
	Coca-Cola Enterprises, Inc.
3,000,000	2.000%, 8/19/2016	3,007,236
	General Mills, Inc.
2,000,000	0.848%, 5/16/2014[b]	2,003,572
	Lorillard Tobacco Company
2,000,000	3.500%, 8/4/2016	2,082,276
	Quest Diagnostics, Inc.
3,000,000	1.324%, 3/24/2014[b]	3,024,723
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[a]	2,531,357
	Teva Pharmaceutical Finance III BV
3,000,000	0.974%, 3/21/2014[b]	3,007,740

	Total	27,600,717

Energy (2.6%)
	BP Capital Markets plc
5,000,000	1.101%, 12/6/2013[b]	5,035,045
4,000,000	1.074%, 3/11/2014[b]	4,026,484
	Cameron International Corporation
3,000,000	1.414%, 6/2/2014[b]	3,004,071
	Cenovus Energy, Inc.
2,000,000	4.500%, 9/15/2014	2,159,796
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	2,100,388

Principal Amount	Long-Term Fixed Income (98.5%)	Value
Energy (2.6%) - continued
	Enterprise Products Operating, LLC
$4,000,000	3.200%, 2/1/2016	$4,208,764
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[a]	2,020,000
	Nabors Industries, Inc.
1,000,000	4.625%, 9/15/2021	1,043,307
	Petrobras International Finance Company
3,000,000	3.875%, 1/27/2016	3,157,809
	Phillips 66
1,000,000	1.950%, 3/5/2015[a]	1,006,917
1,500,000	2.950%, 5/1/2017[a]	1,524,603
	Rowan Companies, Inc.
1,500,000	5.000%, 9/1/2017	1,596,858
	Schlumberger SA
3,500,000	2.650%, 1/15/2016[a]	3,639,223
	Valero Energy Corporation
650,000	6.125%, 2/1/2020	746,778
	Weatherford International, Ltd.
1,500,000	6.000%, 3/15/2018	1,696,984

	Total	36,967,027

Financials (25.5%)
	Abbey National Treasury Services plc
1,750,000	3.875%, 11/10/2014[a]	1,761,448
	ABN Amro Bank NV
5,000,000	2.323%, 1/30/2014[a,b]	5,012,785
	Achmea Hypotheekbank NV
6,079,000	3.200%, 11/3/2014[a]	6,354,427
	Ally Financial, Inc.
1,750,000	4.500%, 2/11/2014	1,752,187
	American International Group, Inc.
2,000,000	5.050%, 10/1/2015	2,130,550
	Australia and New Zealand Banking Group, Ltd.
6,500,000	2.400%, 11/23/2016[a]	6,554,815
	Bank of America Corporation
3,000,000	1.973%, 1/30/2014[b]	2,945,421
2,000,000	5.625%, 10/14/2016	2,126,374
	Bank of Montreal
6,000,000	2.625%, 1/25/2016[a]	6,291,942
	Bank of New York Mellon Corporation
2,500,000	1.342%, 11/24/2014[b]	2,533,985
2,500,000	1.700%, 11/24/2014[e]	2,539,130
	Bank of Nova Scotia
3,000,000	1.250%, 11/7/2014[a]	3,024,147
4,000,000	2.150%, 8/3/2016[a]	4,103,940
	Barclays Bank plc
1,800,000	2.375%, 1/13/2014	1,813,007
6,000,000	2.500%, 9/21/2015[a,e]	6,116,868
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,910,830
2,200,000	4.650%, 7/2/2018	2,350,632
	Berkshire Hathaway Finance Corporation
3,000,000	2.450%, 12/15/2015	3,127,878

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

Limited Maturity Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value
Financials (25.5%) - continued
	Caisse centrale Desjardins du Quebec
$4,000,000	2.550%, 3/24/2016[a]	$4,165,952
	Canadian Imperial Bank of Commerce
6,500,000	0.900%, 9/19/2014[a,e]	6,501,631
	Capital One Financial Corporation
4,000,000	1.717%, 7/15/2014[b]	3,960,520
	CDP Financial, Inc.
6,000,000	3.000%, 11/25/2014[a]	6,281,862
	Cie de Financement Foncier
5,000,000	2.250%, 3/7/2014[a]	5,053,000
	Citigroup, Inc.
4,600,000	1.511%, 4/1/2014[b]	4,519,629
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,371,217
	Commonwealth Bank of Australia
6,700,000	2.500%, 12/10/2012[a]	6,780,179
	Cooperative Centrale Raiffeisen-Boerenleenbank BA
3,000,000	2.125%, 10/13/2015	3,020,244
	Credit Agricole Home Loan SFH
6,000,000	1.311%, 7/21/2014[a,b]	5,880,006
	Credit Suisse of New York, Convertible
1,600,000	0.500%, 6/22/2018[f]	1,514,880
	Credit Suisse Securities USA, LLC
5,500,000	1.000%, 4/28/2017[g]	5,651,250
	Danske Bank AS
3,600,000	3.875%, 4/14/2016[a]	3,550,205
	Dexia Credit Local SA
9,500,000	2.750%, 4/29/2014[a]	9,270,328
	DnB NOR Boligkreditt
6,500,000	2.900%, 3/29/2016[a]	6,715,423
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,159,548
	Fifth Third Bank
4,165,000	0.605%, 5/17/2013[b]	4,128,852
	FUEL Trust
2,000,000	4.207%, 4/15/2016[a]	2,052,554
2,300,000	3.984%, 6/15/2016[a]	2,333,534
	General Electric Capital Corporation
5,000,000	0.734%, 9/15/2014[b]	4,933,340
	Goldman Sachs Group, Inc., Convertible
85,672	50.000%, 11/9/2012[a,g]	2,697,212
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,027,888
	Health Care REIT, Inc.
750,000	6.125%, 4/15/2020	827,752
	HSBC Bank plc
6,000,000	1.625%, 7/7/2014[a,e]	6,017,562
	ING Bank NV
6,500,000	2.500%, 1/14/2016[a]	6,600,893
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,210,000
	Irish Life & Permanent plc
8,000,000	3.600%, 1/14/2013[a]	7,759,944

Principal Amount	Long-Term Fixed Income (98.5%)	Value
Financials (25.5%) - continued
	J.P. Morgan Chase & Company
$4,000,000	1.220%, 9/30/2013[b]	$4,026,868
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	1,990,955
	Landwirtschaftliche Rentenbank
7,000,000	0.674%, 3/15/2016[a,b]	6,984,201
	Lehman Brothers Holdings E-Capital Trust I
3,500,000	1.273%, 8/19/2065[b,h]	0
	Lloyds TSB Bank plc
5,500,000	4.375%, 1/12/2015[a]	5,638,132
300,000	6.500%, 9/14/2020[a]	296,770
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[a,i]	3,488,090
	MetLife, Inc.
3,500,000	1.781%, 8/6/2013[b]	3,530,051
	Metropolitan Life Global Funding I
2,680,000	5.125%, 4/10/2013[a]	2,801,342
3,250,000	3.650%, 6/14/2018[a]	3,401,860
	Morgan Stanley
3,000,000	4.750%, 4/1/2014	3,049,092
2,000,000	4.200%, 11/20/2014	2,015,866
	National Australia Bank, Ltd.
3,500,000	1.507%, 7/25/2014[a,b]	3,511,434
	National Bank of Canada
3,000,000	1.650%, 1/30/2014[a]	3,052,089
2,750,000	2.200%, 10/19/2016[a]	2,824,866
	NCUA Guaranteed Notes
3,840,133	0.593%, 12/7/2020[b]	3,842,248
	Nederlandse Waterschapsbank NV
6,500,000	1.375%, 5/16/2014[a]	6,545,227
	New York Life Global Funding
6,000,000	3.000%, 5/4/2015[a]	6,315,462
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[a]	2,502,603
	Nordea Eiendomskreditt AS
6,000,000	1.875%, 4/7/2014[a]	6,124,374
	Oesterreichische Kontrollbank AG
6,000,000	2.000%, 6/3/2016	6,071,694
	Private Export Funding Corporation
5,000,000	2.125%, 7/15/2016	5,246,345
	ProLogis LP, Convertible
2,000,000	2.250%, 4/1/2037	2,000,000
	Prudential Financial, Inc.
3,000,000	5.100%, 9/20/2014	3,246,477
2,000,000	6.100%, 6/15/2017	2,309,532
	Rabobank Capital Funding Trust II
1,856,000	5.260%, 12/29/2049[a,j]	1,781,760
	Royal Bank of Canada
5,000,000	1.253%, 10/30/2014[b]	5,052,045
6,500,000	3.125%, 4/14/2015[a,e]	6,881,056
	Santander US Debt SA Unipersonal
1,750,000	2.991%, 10/7/2013[a]	1,741,672
	SLM Corporation
1,500,000	8.000%, 3/25/2020	1,620,000
	SSIF Nevada, LP
5,000,000	1.267%, 4/14/2014[a,b]	4,961,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

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Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value
Financials (25.5%) - continued
	Stadshypotek AB
$6,000,000	1.020%, 9/30/2013[a,b]	$5,993,028
	State Street Capital Trust III
2,000,000	5.464%, 3/15/2042[b,j]	2,007,800
	Sumitomo Mitsui Banking Corporation
4,000,000	1.511%, 7/22/2014[a,b]	4,025,864
	Svenske Exportkredit AB
5,000,000	3.250%, 9/16/2014	5,248,750
	Swedbank Hypotek AB
7,000,000	0.923%, 3/28/2014[a,b]	6,984,663
	Toronto-Dominion Bank
4,000,000	0.739%, 7/26/2013[b]	4,011,464
3,000,000	2.200%, 7/29/2015[a,e]	3,102,306
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,176,264
	U.S. Central Federal Credit Union
6,500,000	1.900%, 10/19/2012	6,560,105
	UBS AG/London
7,500,000	1.875%, 1/23/2015[a]	7,554,397
	UnitedHealth Group, Inc.
2,000,000	5.500%, 11/15/2012	2,061,080
	Vestjysk Bank AS
6,500,000	1.024%, 6/17/2013[a,b]	6,525,837
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
3,350,000	5.750%, 9/2/2015[a]	3,674,317
	Wells Fargo & Company
4,500,000	2.625%, 12/15/2016	4,601,034
	Westpac Banking Corporation
5,000,000	1.200%, 3/31/2014[a,b]	4,995,095

	Total	366,811,756

Foreign Government (5.4%)
	Bank Nederlandse Gemeenten NV
6,500,000	1.500%, 3/28/2014[a]	6,566,086
5,500,000	1.000%, 11/17/2014[a,e]	5,479,920
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,396,937
	Corporacion Andina de Fomento
2,250,000	5.750%, 1/12/2017	2,492,271
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,059,208
	Finland Government International Bond
5,500,000	2.250%, 3/17/2016[a]	5,761,080
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,086,112
	Kommunalbanken AS
7,500,000	2.750%, 5/5/2015[a]	7,869,900
	Kreditanstalt fuer Wiederaufbau
10,000,000	0.252%, 6/17/2013[b]	9,996,210
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,434,375
	Province of British Columbia
6,500,000	2.100%, 5/18/2016	6,777,036
575,000	2.650%, 9/22/2021	590,266
	Province of Manitoba
5,100,000	1.300%, 4/3/2017	5,062,729

Principal Amount	Long-Term Fixed Income (98.5%)	Value
Foreign Government (5.4%) - continued
	Province of New Brunswick
$3,000,000	2.750%, 6/15/2018	$3,156,414
	Province of Ontario
5,000,000	1.600%, 9/21/2016	5,042,685

	Total	77,771,229

Mortgage-Backed Securities (2.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,550,000	3.000%, 4/1/2027[i]	4,704,272
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,075,036	6.500%, 9/1/2037	3,450,209
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
10,650,000	3.000%, 4/1/2027[i]	11,024,412
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,169,278	5.834%, 9/1/2037[b]	4,517,138
2,181,969	5.618%, 10/1/2037[b]	2,360,222
13,000,000	5.500%, 4/1/2042[i]	14,163,903

	Total	40,220,156

Technology (0.8%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,163,830
	Hewlett-Packard Company
3,000,000	0.891%, 5/30/2014[b]	2,965,281
	Texas Instruments, Inc.
3,000,000	0.683%, 5/15/2013[b,e]	3,010,488
	Xerox Corporation
3,000,000	1.318%, 5/16/2014[b]	2,976,816

	Total	11,116,415

Transportation (1.1%)
	Continental Airlines, Inc.
2,650,000	6.750%, 9/15/2015[a]	2,659,938
3,250,000	4.150%, 4/11/2024	3,197,187
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,881,403
	Delta Air Lines, Inc.
1,750,000	6.750%, 5/23/2017	1,754,375
	Erac USA Finance Company
4,500,000	2.750%, 7/1/2013[a]	4,554,522

	Total	15,047,425

U.S. Government and Agencies (31.7%)
	FDIC Structured Sale Guaranteed Notes
8,000,000	Zero Coupon, 1/7/2013[a]	7,971,040
	Federal Agricultural Mortgage Corporation
8,000,000	1.250%, 12/6/2013	8,090,576
3,500,000	2.000%, 7/27/2016	3,657,003
	Federal Farm Credit Bank
10,000,000	1.375%, 6/25/2013	10,139,270
4,950,000	0.419%, 9/23/2013[b]	4,957,410
	Federal Home Loan Banks
10,000,000	0.370%, 9/16/2013[b]	10,016,530

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

Limited Maturity Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value
U.S. Government and Agencies (31.7%) - continued
$4,000,000	0.375%, 1/29/2014	$3,999,140
28,100,000	1.375%, 5/28/2014	28,698,839
	Federal Home Loan Mortgage Corporation
4,000,000	0.192%, 6/17/2013[b]	4,001,020
6,500,000	0.375%, 2/27/2014	6,497,172
	Federal National Mortgage Association
9,661,883	2.250%, 6/25/2025	9,917,865
	U.S. Treasury Bonds
6,000,000	3.125%, 11/15/2041	5,755,314
	U.S. Treasury Notes
38,100,000	1.500%, 12/31/2013	38,881,355
4,500,000	0.250%, 2/28/2014[e]	4,493,322
30,800,000	2.250%, 5/31/2014	32,032,000
58,800,000	0.750%, 6/15/2014	59,259,346
4,000,000	2.375%, 9/30/2014	4,190,312
22,800,000	0.250%, 2/15/2015	22,636,114
68,700,000	2.000%, 1/31/2016	71,947,174
42,250,000	0.875%, 2/28/2017[e]	41,952,940
8,250,000	2.375%, 6/30/2018	8,726,949
6,400,000	1.500%, 8/31/2018	6,417,498
20,920,000	1.250%, 1/31/2019	20,481,977
	U.S. Treasury Notes, TIPS
11,292,600	0.125%, 4/15/2016	11,927,809
15,538,200	1.125%, 1/15/2021	17,490,186
11,713,806	0.125%, 1/15/2022	11,992,009

	Total	456,130,170

Utilities (1.0%)
	National Rural Utilities Cooperative Finance Corporation
2,650,000	5.500%, 7/1/2013	2,809,408
	Northeast Utilities
3,000,000	1.224%, 9/20/2013[b]	2,999,169
	Oncor Electric Delivery Company, LLC
2,700,000	5.750%, 9/30/2020	2,972,341
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	838,130
	Sempra Energy
2,750,000	2.300%, 4/1/2017	2,783,492
	Virginia Electric & Power Company
1,360,000	5.100%, 11/30/2012	1,400,701

	Total	13,803,241

	Total Long-Term Fixed Income (cost $1,424,680,461)	1,416,285,127

Shares	Mutual Funds (1.4%)	Value
Fixed Income Mutual Funds (1.4%)
4,208,125	Thrivent High Yield Fund	20,451,489

	Total	20,451,489

	Total Mutual Funds (cost $15,500,000)	20,451,489

Shares	Preferred Stock (0.4%)	Value
Financials (0.2%)
148,505	Federal National Mortgage Association, 8.250%[j,k]	$204,937
66,000	HSBC Holdings plc, 8.000%[j]	1,802,460

	Total	2,007,397

Utilities (0.2%)
30,000	Southern California Edison Company, 4.520%[j]	2,988,750

	Total	2,988,750

	Total Preferred Stock (cost $7,856,780)	4,996,147

Shares	Common Stock (0.1%)	Value
Financials (0.1%)
18,750	Citigroup, Inc., Convertible	1,941,187

	Total	1,941,187

	Total Common Stock (cost $1,714,556)	1,941,187

Shares	Collateral Held for Securities Loaned (5.9%)	Value
84,083,583	Thrivent Financial Securities Lending Trust	84,083,583

	Total Collateral Held for Securities Loaned (cost $84,083,583)	84,083,583

Principal Amount	Short-Term Investments (1.2%)[l]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.060%, 4/4/2012[m]	1,999,987
5,000,000	0.085%, 4/13/2012[m]	4,999,847
5,000,000	0.060%, 4/18/2012[m]	4,999,850
4,000,000	0.060%, 4/25/2012[m]	3,999,833
	Federal National Mortgage Association Discount Notes
1,800,000	0.120%, 7/18/2012[m,n]	1,799,346

	Total Short-Term Investments (at amortized cost)	17,798,863

	Total Investments (cost $1,551,634,243) 107.5%	$1,545,556,396

	Other Assets and Liabilities, Net (7.5%)	(107,744,267)

	Total Net Assets 100.0%	$1,437,812,129

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $363,375,586 or 25.3% of total net assets.

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
c	All or a portion of the security is insured or guaranteed.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

Limited Maturity Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of March 30, 2012.

Security	Acquisition Date	Cost
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	$214,738
Mortgage Equity Conversion Asset Trust	1/18/2007	$5,995,607
Mortgage Equity Conversion Asset Trust	2/14/2007	$5,918,186
Wachovia Asset Securitization, Inc.	3/16/2007	$1,489,616

e	All or a portion of the security is on loan.
f	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
g	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
h	Security is fair valued.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
n	At March 30, 2012, $1,799,346 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$31,799,451
Gross unrealized depreciation	(37,877,298)

Net unrealized appreciation (depreciation)	$(6,077,847)

Cost for federal income tax purposes	$1,551,634,243

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

Limited Maturity Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	152,346,472	–	142,815,437	9,531,035
Basic Materials	16,765,485	–	16,765,485	–
Capital Goods	15,032,694	–	15,032,694	–
Collateralized Mortgage Obligations	46,656,278	–	46,656,278	–
Commercial Mortgage-Backed Securities	93,172,781	–	93,172,781	–
Communications Services	22,569,429	–	22,569,429	–
Consumer Cyclical	24,273,852	–	24,273,852	–
Consumer Non-Cyclical	27,600,717	–	27,600,717	–
Energy	36,967,027	–	36,967,027	–
Financials	366,811,756	–	356,948,414	9,863,342
Foreign Government	77,771,229	–	77,771,229	–
Mortgage-Backed Securities	40,220,156	–	40,220,156	–
Technology	11,116,415	–	11,116,415	–
Transportation	15,047,425	–	15,047,425	–
U.S. Government and Agencies	456,130,170	–	456,130,170	–
Utilities	13,803,241	–	13,803,241	–
Mutual Funds
Fixed Income Mutual Funds	20,451,489	20,451,489	–	–
Preferred Stock
Financials	2,007,397	2,007,397	–	–
Utilities	2,988,750	–	2,988,750	–
Common Stock
Financials	1,941,187	1,941,187	–	–
Collateral Held for Securities Loaned	84,083,583	84,083,583	–	–
Short-Term Investments	17,798,863	–	17,798,863	–

Total	$1,545,556,396	$108,483,656	$1,417,678,363	$19,394,377

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,220,893	2,220,893	–	–
Credit Default Swaps	28,892	–	28,892	–

Total Asset Derivatives	$2,249,785	$2,220,893	$28,892	$–

Liability Derivatives
Futures Contracts	19,117	19,117	–	–
Credit Default Swaps	1,040,097	–	1,040,097	–

Total Liability Derivatives	$1,059,214	$19,117	$1,040,097	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

Limited Maturity Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Portfolio as discussed in item 2(A) of the Notes to Financial Statements.

Investments in Securities	Value December 31, 2011	Realized Gain/(Loss)^	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Long-Term Fixed Income
Asset-Backed
Securities	10,562,562	–	(1,010,223)	–	(21,304)	–	–	9,531,035
Financials	16,165,810	(603,732)	1,210,620	2,624,990	(9,534,696)	350	–	9,863,342

Total	$26,728,372	($603,732)	$200,397	$2,624,990	($9,556,000)	$350	$ –	$19,394,377

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

^	The values shown are included in the Net Realized gains/(losses) in the Statement of Operations and Statement of Changes in Net Assets.

*

The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on March 30, 2012 of ($4,003,401).

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Asset-Backed Securities are market activity. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financial Securities are lack of marketability, dividends, interest (coupon) rates, credit spread of issuer, implied volatility of an underlying security, and any option values. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(55)	June 2012	($12,112,723)	($12,107,734)	$4,989
5-Yr. U.S. Treasury Bond Futures	(1,865)	June 2012	(230,161,534)	(228,535,347)	1,626,187
10-Yr. U.S. Treasury Bond Futures	(425)	June 2012	(55,620,579)	(55,030,862)	589,717
20-Yr. U.S. Treasury Bond Futures	5	June 2012	707,867	688,750	(19,117)
Total Futures Contracts					$2,201,776

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/ (Loss)
CDX HY, Series 17, 5 Year, at 5.00%; Bank of America	Buy	12/20/2016	$11,397,500	($1,232,105)	$192,008	($1,040,097)
CDX IG, Series 18, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	6/20/2017	23,500,000	128,064	(99,172)	28,892
Total Credit Default Swaps					$92,836	($1,011,205)

1

As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

Limited Maturity Bond Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
High Yield Fund	$19,694,026	$–	$–	4,208,125	$20,451,489	$378,760
Thrivent Financial Securities Lending Trust	88,106,653	171,841,675	175,864,745	84,083,583	84,083,583	42,427
Total Value and Income Earned	107,800,679				104,535,072	421,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

Mortgage Securities Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Asset-Backed Securities (7.9%)
	Carrington Mortgage Loan Trust
$200,000	0.392%, 8/25/2036[a]	$68,511
	Countrywide Asset-Backed Certificates
195,000	5.859%, 10/25/2046	107,272
	Credit Based Asset Servicing and Securitization, LLC
119,207	5.501%, 12/25/2036	76,676
	First Horizon ABS Trust
416,952	0.372%, 10/25/2026[a,b]	307,022
759,035	0.402%, 10/25/2034[a,b]	480,344
	GMAC Mortgage Corporation Loan Trust
941,783	0.422%, 8/25/2035[a,b]	622,832
	GSAMP Trust
284,092	0.322%, 8/25/2036[a]	258,163
	Popular ABS Mortgage Pass- Through Trust
100,000	5.297%, 11/25/2035	62,061
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	106,598
200,000	5.285%, 1/25/2037	87,592
	Wachovia Asset Securitization, Inc.
595,846	0.382%, 7/25/2037[a,b,c]	440,899

	Total	2,617,970

Collateralized Mortgage Obligations (7.1%)
	CitiMortgage Alternative Loan Trust
221,080	5.750%, 4/25/2037	149,783
	Countrywide Alternative Loan Trust
86,592	5.500%, 10/25/2035	80,084
115,294	5.500%, 2/25/2036	86,407
163,581	6.000%, 1/25/2037	113,223
	GMAC Mortgage Corporation Loan Trust
127,779	4.977%, 9/19/2035	114,047
	GSR Mortgage Loan Trust
57,951	0.432%, 8/25/2046[a]	47,694
	Impac CMB Trust
344,232	0.762%, 4/25/2035[a]	282,744
61,748	0.882%, 8/25/2035[a]	44,993
	J.P. Morgan Alternative Loan Trust
141,865	6.500%, 3/25/2036	98,917
	J.P. Morgan Mortgage Trust
174,646	6.500%, 1/25/2035	173,020
75,586	2.757%, 10/25/2036	59,487
	MLCC Mortgage Investors, Inc.
193,867	0.902%, 8/25/2029[a]	180,372
	Residential Accredit Loans, Inc.
135,860	5.500%, 12/25/2034	137,136
202,262	3.707%, 9/25/2035	123,350
	WaMu Mortgage Pass Through Certificates
102,934	2.589%, 10/25/2036	73,422
	WaMu Mortgage Pass-Through Certificates
62,188	2.527%, 8/25/2046	43,135

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Collateralized Mortgage Obligations (7.1%) - continued
	Wells Fargo Mortgage Backed Securities Trust
$390,102	2.631%, 3/25/2036	$337,170
103,016	2.696%, 4/25/2036	83,511
115,535	6.000%, 7/25/2037	107,089

	Total	2,335,584

Commercial Mortgage-Backed Securities (7.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
42,745	5.666%, 6/11/2040	44,349
	Commercial Mortgage Pass- Through Certificates
250,000	5.306%, 12/10/2046	279,504
	Credit Suisse First Boston Mortgage Securities
200,000	5.542%, 1/15/2049	216,405
	Government National Mortgage Association
261,562	2.164%, 3/16/2033	265,593
	LB-UBS Commercial Mortgage Trust
300,000	4.786%, 10/15/2029	322,211
52,511	5.303%, 2/15/2040	52,536
100,000	5.866%, 9/15/2045	113,288
	Morgan Stanley Capital I
100,000	3.224%, 7/15/2049	105,640
	Wachovia Bank Commercial Mortgage Trust
1,250,000	0.362%, 9/15/2021[a,c]	1,143,023

	Total	2,542,549

Mortgage-Backed Securities (76.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
6,000,000	3.000%, 4/1/2027[d]	6,203,436
3,280,000	3.000%, 5/1/2027[d]	3,381,988
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
113,307	5.500%, 9/1/2024	124,463
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
751,466	6.000%, 8/1/2024	836,549
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,820,000	3.500%, 4/1/2042[d]	3,922,662
9,900,000	5.500%, 4/1/2042[d]	10,786,357

	Total	25,255,455

U.S. Government and Agencies (4.6%)
	Federal National Mortgage Association
362,321	2.250%, 6/25/2025	371,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

Mortgage Securities Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (103.4%)	Value
U.S. Government and Agencies (4.6%) - continued
	U.S. Treasury Notes
$1,125,000	2.250%, 7/31/2018	$1,180,722

	Total	1,552,642

	Total Long-Term Fixed Income (cost $35,286,362)	34,304,200

Principal Amount	Short-Term Investments (59.1%)[e]	Value
	Chariot Funding, LLC
1,000,000	0.120%, 4/9/2012[f,g]	999,970
	Federal Home Loan Bank Discount Notes
8,500,000	0.075%, 4/9/2012[g]	8,499,841
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 7/18/2012[g,h]	99,963
	Nieuw Amsterdam Receivables Corporation
1,000,000	0.180%, 4/2/2012[f,g]	999,990
	Thunder Bay Funding, LLC
1,000,000	0.140%, 4/16/2012[f,g]	999,938
	U.S. Treasury Bills
8,000,000	0.055%, 4/19/2012[g]	7,999,768

	Total Short-Term Investments (at amortized cost)	19,599,470

	Total Investments (cost $54,885,832) 162.5%	$53,903,670

	Other Assets and Liabilities, Net (62.5%)	(20,735,999)

	Total Net Assets 100.0%	$33,167,671

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
b	All or a portion of the security is insured or guaranteed.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of March 30, 2012.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$595,846
Wachovia Bank Commercial Mortgage Trust	2/28/2007	$1,250,099

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $2,999,898 or 9.0% of total net assets.

g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At March 30, 2012, $99,963 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$384,826
Gross unrealized depreciation	(1,366,988)

Net unrealized appreciation (depreciation)	$(982,162)

Cost for federal income tax purposes	$54,885,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

Mortgage Securities Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Mortgage Securities Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,617,970	–	2,617,970	–
Collateralized Mortgage Obligations	2,335,584	–	2,335,584	–
Commercial Mortgage-Backed Securities	2,542,549	–	2,542,549	–
Mortgage-Backed Securities	25,255,455	–	25,255,455	–
U.S. Government and Agencies	1,552,642	–	1,552,642	–
Short-Term Investments	19,599,470	–	19,599,470	–

Total	$53,903,670	$–	$53,903,670	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	9,312	9,312	–	–

Total Liability Derivatives	$9,312	$9,312	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	5	June 2012	$656,734	$647,422	($9,312)
Total Futures Contracts					($9,312)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

Money Market Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Asset Backed Commercial Paper (20.2%)[a]	Value
	Chariot Funding, LLC
$1,720,000	0.250%, 4/13/2012[b,c]	$1,719,844
1,720,000	0.300%, 5/29/2012[b,c]	1,719,154
	Dealers Capital Access
1,550,000	0.500%, 5/21/2012[b]	1,548,902
1,590,000	0.600%, 6/20/2012[b]	1,587,854
	Golden Funding Corporation
2,100,000	0.190%, 4/4/2012[b,c]	2,099,956
1,000,000	0.240%, 4/18/2012[b,c]	999,880
	Jupiter Securitization Company, LLC
1,500,000	0.320%, 9/21/2012[b,c]	1,497,680
	Kells Funding, LLC
1,590,000	0.480%, 4/24/2012[b,c]	1,589,491
	Liberty Street Funding, LLC
1,530,000	0.200%, 6/13/2012[b,c]	1,529,371
	Nieuw Amsterdam Receivables Corporation
2,830,000	0.100%, 4/2/2012[b,c]	2,829,984
1,060,000	0.520%, 4/5/2012[b,c]	1,059,923
1,530,000	0.440%, 6/6/2012[b,c]	1,528,747
	Old Line Funding, LLC
1,490,000	0.240%, 7/25/2012[b,c]	1,488,848
	Sydney Capital Corporation
1,610,000	0.300%, 5/14/2012[b,c]	1,609,410
1,540,000	0.300%, 6/15/2012[b,c]	1,539,025
1,520,000	0.270%, 6/25/2012[b,c]	1,519,020
	Thunder Bay Funding, LLC
2,500,000	0.130%, 4/3/2012[b,c]	2,499,973
1,645,000	0.220%, 5/22/2012[b,c]	1,644,477

	Total	30,011,539

Principal Amount	Certificate of Deposit (7.2%)[a]	Value
	Bank of Nova Scotia/Houston
780,000	0.550%, 6/11/2012[d]	780,000
1,580,000	0.674%, 9/12/2012[d]	1,580,602
	Royal Bank of Canada
1,570,000	0.325%, 4/5/2012[d]	1,570,000
1,550,000	0.593%, 7/9/2012[d]	1,550,000
	Royal Bank of Canada, New York
1,770,000	0.508%, 5/16/2012[d]	1,770,085
1,000,000	1.099%, 6/18/2012[d]	1,001,601
	Toronto-Dominion Bank NY
885,000	0.582%, 10/19/2012[d]	885,000
	Westpac Banking Corporation of New York
1,645,000	0.621%, 10/24/2012[b,d]	1,645,000

	Total	10,782,288

Principal Amount	Financial Company Commercial Paper (6.4%)[a]	Value
	AllianceBernstein, LP
1,560,000	0.280%, 5/4/2012[c]	1,559,587
	Barclays Bank plc
1,455,000	0.837%, 4/10/2012[b,c,d]	1,455,107
	Prudential Funding, LLC
750,000	0.300%, 6/28/2012[b]	749,444
	Rabobank USA Financial Corporation
1,645,000	0.415%, 4/13/2012[b]	1,644,753
1,590,000	0.390%, 5/9/2012[b]	1,589,328

Principal Amount	Financial Company Commercial Paper (6.4%)[a]	Value
	Toronto Dominion Holdings
$750,000	0.270%, 9/20/2012[b,c]	$749,027
	US Bank NA
1,770,000	0.340%, 4/16/2012	1,769,733

	Total	9,516,979

Principal Amount	Government Agency Debt (31.1%)[a]	Value
	Federal Farm Credit Bank
900,000	0.230%, 8/8/2012[b,d]	899,961
1,540,000	0.262%, 8/22/2013[b,d]	1,541,749
800,000	0.212%, 1/13/2014[b,d]	800,153
1,650,000	0.262%, 2/24/2014[b,d]	1,652,404
	Federal Home Loan Banks
1,570,000	0.240%, 1/25/2013[b,d]	1,570,064
	Federal Home Loan Mortgage Corporation
1,130,000	0.270%, 10/12/2012[b,d]	1,130,371
930,000	0.320%, 9/3/2013[b,d]	929,712
1,540,000	0.213%, 11/4/2013[b,d]	1,540,515
	Federal National Mortgage Association
3,570,000	0.320%, 9/13/2012[b,d]	3,571,281
2,000,000	0.272%, 9/17/2012[b,d]	2,000,000
900,000	0.290%, 11/23/2012[b,d]	899,884
850,000	0.370%, 10/28/2013[b,d]	849,863
	Overseas Private Investment Corporation
1,280,000	0.500%, 12/9/2012[b]	1,281,946
5,435,000	0.500%, 12/9/2012[b]	5,443,400
3,515,000	0.500%, 12/9/2012[b]	3,520,433
2,115,000	0.500%, 12/9/2012[b]	2,118,269
	Straight-A Funding, LLC
1,675,000	0.190%, 4/4/2012[b,c]	1,674,965
1,000,000	0.190%, 4/5/2012[b,c]	999,974
1,000,000	0.190%, 4/9/2012[b,c]	999,953
1,660,000	0.190%, 4/10/2012[b,c]	1,659,912
1,500,000	0.190%, 4/16/2012[b,c]	1,499,874
1,655,000	0.190%, 4/17/2012[b,c]	1,654,851
1,645,000	0.190%, 4/20/2012[b,c]	1,644,826
1,630,000	0.180%, 5/3/2012[b,c]	1,629,731
1,590,000	0.180%, 5/17/2012[b,c]	1,589,626
1,595,000	0.180%, 5/18/2012[b,c]	1,594,617
1,520,000	0.180%, 6/12/2012[b,c]	1,519,445

	Total	46,217,779

Shares	Investment Company (7.7%)	Value
	AIM Investments Institutional Government and Agency Portfolio
15,000	0.020%	15,000
	BlackRock Cash Funds
7,533,000	0.210%	7,533,000
	Dreyfus Institutional Cash Advantage Fund
3,780,000	0.170%	3,780,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

Money Market Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Investment Company (7.7%)	Value
	DWS Money Market Series
$150,029	0.160%	$150,028

	Total	11,478,028

Principal Amount	Other Commercial Paper (6.5%)[a]	Value
	Caisse D’Amortissement de la Dette Sociale
1,600,000	0.490%, 6/22/2012[b,c,d]	1,600,000
	Georgia Transmission Corporation
860,000	0.400%, 4/12/2012[c]	859,886
1,670,000	0.300%, 4/13/2012[c]	1,669,819
1,100,000	0.360%, 5/29/2012[c]	1,099,351
	Novartis Finance Corporation
3,000,000	0.090%, 4/2/2012[b,c]	2,999,985
	Novartis Securities Investment, Ltd.
1,490,000	0.180%, 6/13/2012[b,c]	1,489,449

	Total	9,718,490

Principal Amount	Other Note (4.8%)[a]	Value
	General Electric Capital Corporation
1,600,000	0.594%, 6/12/2012[b,d]	1,600,008
1,375,000	0.568%, 6/15/2012[b]	1,390,492
1,600,000	0.727%, 7/27/2012[b,d]	1,600,914
1,645,000	0.486%, 8/13/2012[b]	1,663,265
	J.P. Morgan Chase Bank NA
795,000	0.595%, 4/19/2013[b,d]	795,000

	Total	7,049,679

Principal Amount	Treasury Debt (4.2%)[a]	Value
	U.S. Treasury Bills
1,590,000	0.115%, 8/9/2012[b]	1,589,335
1,535,000	0.130%, 8/23/2012[b]	1,534,196
1,535,000	0.130%, 8/30/2012[b]	1,534,157
1,535,000	0.145%, 9/13/2012[b]	1,533,974

	Total	6,191,662

Principal Amount	Variable Rate Demand Note (12.3%)[a]	Value
	Andrew W. Mellon Foundation
2,230,000	0.130%, 4/6/2012[d]	2,230,000
	Denver, Colorado Airport System Revenue Bonds
5,200,000	0.160%, 4/6/2012[b,d]	5,200,000
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children's Hospital)
1,600,000	0.210%, 4/2/2012[b,d]	1,600,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
1,910,000	0.190%, 4/6/2012[b,d]	1,910,000

Principal Amount	Variable Rate Demand Note (12.3%)[a]	Value
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
$2,000,000	0.180%, 4/6/2012[b,d]	$2,000,000
	Overseas Private Investment Corporation
1,810,344	0.120%, 4/4/2012[b,d]	1,810,344
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
2,050,000	0.160%, 4/6/2012[b,d]	2,050,000
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care Inc.
1,565,000	0.210%, 4/2/2012[b,d]	1,565,000

	Total	18,365,344

	Total Investments (at amortized cost) 100.4%	$149,331,788

	Other Assets and Liabilities, Net (0.4)%	(556,771)

	Total Net Assets 100.0%	$148,775,017

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $56,824,768 or 38.2% of total net assets.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.

Cost for federal income tax purposes	$149,331,788

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

Money Market Portfolio

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	30,011,539	–	30,011,539	–
Certificate of Deposit	10,782,288	–	10,782,288	–
Financial Company Commercial Paper	9,516,979	–	9,516,979	–
Government Agency Debt	46,217,779	–	46,217,779	–
Investment Company	11,478,028	11,478,028	–	–
Other Commercial Paper	9,718,490	–	9,718,490	–
Other Note	7,049,679	–	7,049,679	–
Treasury Debt	6,191,662	–	6,191,662	–
Variable Rate Demand Note	18,365,344	–	18,365,344	–

Total	$149,331,788	$11,478,028	$137,853,760	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

Notes to Schedule of Investments

As of March 30, 2012

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Directors and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Portfolios, other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Portfolio are determined once per week using prices supplied by the Portfolios’ independent pricing service. Money Market Portfolio and the Portfolios’ investment adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Fund’s Board of Directors (“Board”) has delegated responsibility for daily valuation to each Fund’s Adviser. The Fund Advisers have formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Fund’s valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, a Quorum of the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Portfolio’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, these Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the foreign currency contract increases in value to the Portfolio, the Portfolio receives additional collateral from the counterparty.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements

202

Notes to Schedule of Investments

As of March 30, 2012

(unaudited)

in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Portfolio has purchased an option, exercised that option, and the counterparty does not buy or sell the Portfolio’s underlying asset as required. In the case where the Portfolio has sold an option, the Portfolio does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Portfolio’s collateral posting requirements. As the written option increases in value to the Portfolio, the Portfolio receives additional collateral from the counterparty.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Portfolios may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.

Certain Portfolios may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static portfolios of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future

203

Notes to Schedule of Investments

As of March 30, 2012

(unaudited)

payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Portfolio’s Schedule of Investments for additional information.

204

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 29, 2010	THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 29, 2012	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: May 29, 2012	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer